--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                       TAX-MANAGED U.S. EQUITY PORTFOLIO
                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
DFA INVESTMENT DIMENSIONS GROUP INC.

Performance Charts..........................................      1

Management's Discussion and Analysis........................      3

Schedules of Investments
    Tax-Managed U.S. Marketwide Value Portfolio.............      6
    Tax-Managed U.S. Equity Portfolio.......................      6
    Tax-Managed U.S. Small Cap Value Portfolio..............      7
    Tax-Managed U.S. Small Cap Portfolio....................     22
    Tax-Managed DFA International Value Portfolio...........     49

Statements of Assets and Liabilities........................     57

Statements of Operations....................................     59

Statements of Changes in Net Assets.........................     61

Financial Highlights........................................     63

Notes to Financial Statements...............................     65

Report of Independent Certified Public Accountants..........     70

THE DFA INVESTMENT TRUST COMPANY

Performance Chart...........................................     71

Schedules of Investments
    The Tax-Managed U.S. Marketwide Value Series............     72
    The Tax-Managed U.S. Equity Series......................     83

Statements of Assets and Liabilities........................     99

Statements of Operations....................................    100

Statements of Changes in Net Assets.........................    101

Financial Highlights........................................    102

Notes to Financial Statements...............................    103

Report of Independent Certified Public Accountants..........    105

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO  RUSSELL 3000 VALUE INDEX
                                             $10,000                   $10,000
Jan. 99                                      $10,058                   $10,056
Feb. 99                                       $9,690                    $9,872
Mar. 99                                      $10,036                   $10,056
Apr. 99                                      $11,239                   $10,994
May 99                                       $11,404                   $10,905
Jun. 99                                      $11,687                   $11,228
Jul. 99                                      $11,240                   $10,903
Aug. 99                                      $10,841                   $10,500
Sep. 99                                      $10,282                   $10,144
Oct. 99                                      $10,439                   $10,670
Nov. 99                                      $10,380                   $10,595
Dec. 99                                      $10,544                   $10,664
Jan. 00                                       $9,937                   $10,321
Feb. 00                                       $9,241                    $9,648
Mar. 00                                      $10,329                   $10,739
Apr. 00                                      $10,594                   $10,626
May 00                                       $10,477                   $10,720
Jun. 00                                       $9,826                   $10,284
Jul. 00                                      $10,319                   $10,427
Aug. 00                                      $10,941                   $10,999
Sep. 00                                      $10,819                   $11,089
Oct. 00                                      $11,136                   $11,341
Nov. 00                                      $10,671                   $10,932
Dec. 00                                      $11,694                   $11,519
Jan. 01                                      $12,539                   $11,581
Feb. 01                                      $12,380                   $11,280
Mar. 01                                      $12,011                   $10,896
Apr. 01                                      $12,733                   $11,428
May 01                                       $13,034                   $11,687
Jun. 01                                      $12,885                   $11,479
Jul. 01                                      $12,705                   $11,439
Aug. 01                                      $11,951                   $11,009
Sep. 01                                      $10,484                   $10,203
Oct. 01                                      $10,544                   $10,139
Nov. 01                                      $11,542                   $10,738

         ANNUALIZED              ONE       FROM
         TOTAL RETURN (%)       YEAR   JANUARY 1999
         ------------------------------------------
                                8.17       5.04

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES WHICH IN TURN INVESTS IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $19 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.0 OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
JANUARY 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                                            $10,000                   $10,000
Jan. 99                                     $10,134                    $9,773
Feb. 99                                      $9,358                    $9,106
Mar. 99                                      $9,367                    $9,031
Apr. 99                                     $10,451                    $9,855
May 99                                      $10,921                   $10,158
Jun. 99                                     $11,525                   $10,526
Jul. 99                                     $11,363                   $10,276
Aug. 99                                     $11,047                    $9,900
Sep. 99                                     $10,740                    $9,702
Oct. 99                                     $10,337                    $9,508
Nov. 99                                     $10,730                    $9,557
Dec. 99                                     $11,276                    $9,851
Jan. 00                                     $11,035                    $9,594
Feb. 00                                     $11,670                   $10,180
Mar. 00                                     $12,152                   $10,228
Apr. 00                                     $11,911                   $10,288
May 00                                      $11,555                   $10,131
Jun. 00                                     $11,844                   $10,427
Jul. 00                                     $11,902                   $10,774
Aug. 00                                     $12,712                   $11,255
Sep. 00                                     $12,529                   $11,191
Oct. 00                                     $12,230                   $11,151
Nov. 00                                     $11,642                   $10,923
Dec. 00                                     $12,710                   $12,097
Jan. 01                                     $13,884                   $12,430
Feb. 01                                     $13,709                   $12,413
Mar. 01                                     $13,243                   $12,214
Apr. 01                                     $14,146                   $12,780
May 01                                      $14,787                   $13,108
Jun. 01                                     $15,282                   $13,635
Jul. 01                                     $15,030                   $13,330
Aug. 01                                     $14,730                   $13,283
Sep. 01                                     $12,332                   $11,817
Oct. 01                                     $12,991                   $12,125
Nov. 01                                     $14,205                   $12,997

         ANNUALIZED              ONE       FROM
         TOTAL RETURN (%)       YEAR   JANUARY 1999
         ------------------------------------------
                                22.01     12.79

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $650 MILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.0 OF PUBLICLY TRADED U.S. COMPANIES. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
JANUARY 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         TAX-MANAGED U.S. SMALL CAP PORTFOLIO  RUSSELL 2000 INDEX
                                      $10,000             $10,000
Jan. 99                               $10,219             $10,133
Feb. 99                                $9,398              $9,312
Mar. 99                                $9,322              $9,457
Apr. 99                               $10,277             $10,305
May 99                                $10,716             $10,455
Jun. 99                               $11,346             $10,928
Jul. 99                               $11,240             $10,629
Aug. 99                               $10,877             $10,235
Sep. 99                               $10,829             $10,237
Oct. 99                               $10,724             $10,279
Nov. 99                               $11,631             $10,893
Dec. 99                               $13,008             $12,126
Jan. 00                               $13,017             $11,931
Feb. 00                               $15,542             $13,901
Mar. 00                               $14,623             $12,985
Apr. 00                               $13,361             $12,203
May 00                                $12,501             $11,491
Jun. 00                               $13,936             $12,493
Jul. 00                               $13,439             $12,091
Aug. 00                               $14,663             $13,014
Sep. 00                               $14,386             $12,631
Oct. 00                               $13,783             $12,068
Nov. 00                               $12,387             $10,828
Dec. 00                               $13,200             $11,759
Jan. 01                               $14,544             $12,371
Feb. 01                               $13,421             $11,560
Mar. 01                               $12,779             $10,994
Apr. 01                               $13,931             $11,854
May 01                                $14,526             $12,146
Jun. 01                               $15,199             $12,565
Jul. 01                               $14,565             $11,885
Aug. 01                               $14,036             $11,501
Sep. 01                               $11,924              $9,953
Oct. 01                               $12,864             $10,535
Nov. 01                               $13,959             $11,351

         ANNUALIZED              ONE       FROM
         TOTAL RETURN (%)       YEAR   JANUARY 1999
         ------------------------------------------
                                12.70     12.12

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE PORTFOLIO PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $750 MILLION. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MAY 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                                               $10,000                          $10,000
May 99                                          $9,529                           $9,485
Jun. 99                                         $9,930                           $9,855
Jul. 99                                        $10,321                          $10,148
Aug. 99                                        $10,472                          $10,185
Sep. 99                                        $10,512                          $10,288
Oct. 99                                        $10,461                          $10,669
Nov. 99                                        $10,261                          $11,039
Dec. 99                                        $10,778                          $12,030
Jan. 00                                         $9,982                          $11,266
Feb. 00                                         $9,610                          $11,569
Mar. 00                                        $10,213                          $12,018
Apr. 00                                         $9,902                          $11,386
May 00                                         $10,184                          $11,108
Jun. 00                                        $10,768                          $11,543
Jul. 00                                        $10,446                          $11,059
Aug. 00                                        $10,526                          $11,155
Sep. 00                                        $10,224                          $10,612
Oct. 00                                        $10,164                          $10,361
Nov. 00                                        $10,264                           $9,973
Dec. 00                                        $10,782                          $10,327
Jan. 01                                        $10,883                          $10,322
Feb. 01                                        $10,628                           $9,548
Mar. 01                                         $9,947                           $8,911
Apr. 01                                        $10,598                           $9,530
May 01                                         $10,445                           $9,194
Jun. 01                                        $10,211                           $8,818
Jul. 01                                         $9,987                           $8,657
Aug. 01                                        $10,018                           $8,438
Sep. 01                                         $8,686                           $7,583
Oct. 01                                         $8,960                           $7,778
Nov. 01                                         $9,357                           $8,058

         ANNUALIZED                  ONE           FROM
         TOTAL RETURN (%)           YEAR         MAY 1999
         --------------------------------------------------
                                    -8.84         -2.54

- THE PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT. THE PORTFOLIO ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                             TAX-MANAGED PORTFOLIOS

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 3000 Value Index....................................           -1.77%
Russell 3000 Growth Index...................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Index (small companies)........................            4.82%
Russell 1000 Index (large companies)........................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Value Index (small value companies)............           18.98%
Russell 1000 Value Index (large value companies)............           -3.15%
Russell 2000 Growth Index (small growth companies)..........           -9.33%
Russell 1000 Growth Index (large growth companies)..........          -22.79%

--------------

Source: Frank Russell Co.

    Differences in returns for the various U.S. equity funds advised by Dimensional Fund Advisors (the "Advisor") over this period are primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by the Advisor generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

MASTER-FEEDER STRUCTURE

    Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly. Instead they invest in corresponding funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. EQUITY PORTFOLIO

    The Tax-Managed U.S. Equity Portfolio commenced operations on September 25, 2001 and has only two months of returns as of November 30, 2001. Therefore, no disclosure for this fund is included.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

    The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such firms. The Master Fund also intends to maximize the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 1,272 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of the Master Fund's assets.

    As a result of the Tax-Managed U.S. Marketwide Value Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark- Index, -1.77% for the Russell 3000 Value Index and -21.86% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio over this period was 8.17%.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

    The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Fund held 3,145 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.0% of the Tax-Managed U.S. Small Cap Portfolio's assets.

    As a result of the Tax-Managed U.S. Small Cap Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks. Total returns during this period were -12.22% for the S&P 500-Registered Trademark- Index, 4.82% for the Russell 2000 Index, and 12.70% for the Tax-Managed U.S. Small Cap Portfolio.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

    The Tax-Managed U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks in a manner that maximizes the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Fund held 1,662 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of the Tax-Managed U.S. Small Cap Value Portfolio's assets.

    As a result of the Tax-Managed U.S. Small Cap Value Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns during this period were -12.22% for the S&P 500-Registered Trademark- Index, 18.98% for the Russell 2000 Value Index, and 22.01% for the Tax-Managed U.S. Small Cap Value Portfolio.

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    International equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

                      TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
                      ---------------------------------------------------
                                                                   LOCAL
                                                                 CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                     RETURN            RETURN
-----------------------------                                 ---------------   ---------------
United Kingdom..............................................          -10.83%           -10.31%
Japan.......................................................          -20.84%           -28.77%
France......................................................          -20.80%           -18.53%
Germany.....................................................          -20.12%           -17.87%
Switzerland.................................................          -19.80%           -15.47%
Netherlands.................................................          -21.85%           -19.64%
Italy.......................................................          -27.51%           -25.43%
Australia...................................................            6.32%             5.17%
Spain.......................................................           -6.02%            -3.34%
Sweden......................................................          -21.72%           -26.50%

--------------

Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price-only)......................          -11.74%
Salomon Extended Market Index -- EPAC (small companies).....          -13.01%
MSCI EAFE Value Index (net dividends).......................          -14.83%
MSCI EAFE Index (net dividends).............................          -19.14%
MSCI EAFE Growth Index (net dividends)......................          -23.59%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

    The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Portfolio held 696 stocks in twenty-one developed country markets, as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 3.5% of the Tax-Managed DFA International Value Portfolio's assets.

    As a result of the Tax-Managed DFA International Value Portfolio's diversified approach, performance was principally determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -23.59% for the MSCI EAFE Growth Index (net dividends) and -14.83% for the MSCI EAFE Value Index (net dividends). Total return for the Tax-Managed DFA International Value Portfolio over this period was -8.84%.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                               NOVEMBER 30, 2001

                                                                     VALUE+
                                                                     ------
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company.......................      $574,423,004
                                                                  ------------
    Total Investments (100%) (Cost $532,161,341)++..........      $574,423,004
                                                                  ============

--------------
++The cost for federal income tax purposes is $532,837,193.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                               NOVEMBER 30, 2001

                                                                    VALUE+
                                                                    ------
Investment in The Tax-Managed U.S. Equity Series of The DFA
  Investment Trust Company..................................      $81,546,429
                                                                  -----------
    Total Investments (100%) (Cost $75,822,818)++...........      $81,546,429
                                                                  ===========

--------------
++The cost for federal income tax purposes is $75,867,077.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.7%)
 *3-D Systems Corp.....................................      10,600    $    118,402
 *3TEC Energy Corp.....................................      10,200         147,849
 *A.C. Moore Arts & Crafts, Inc........................      15,200         434,796
 AAR Corp..............................................      88,900         724,535
 ABC Bancorp...........................................       6,360          83,952
 *ABC Rail Products Corp...............................       7,300             949
 Abington Bancorp, Inc.................................       7,000         107,450
 *Abraxas Petroleum Corp...............................       6,500           8,385
 *Acceptance Insurance Companies, Inc..................      33,300         174,159
 *#Accrue Software, Inc................................      61,000          23,485
 Aceto Corp............................................      10,300          96,511
 *Acme Communications, Inc.............................      25,000         178,125
 *Acorn Products, Inc..................................       2,400           1,044
 *Action Performance Companies, Inc....................      10,300         340,621
 Adams Resources & Energy, Inc.........................       2,200          15,884
 *Adaptec, Inc.........................................      99,300       1,363,389
 *ADE Corp.............................................      12,200         122,305
 *Adept Technology, Inc................................     102,200         411,866
 *Advance Auto Parts Inc...............................      14,096         604,022
 *Advance Lighting Technologies, Inc...................      78,800         138,294
 *Advanced Neuromodulation Systems, Inc................         900          24,237
 Advanta Corp. Class A.................................      34,200         310,536
 Advanta Corp. Class B Non-Voting......................      57,000         458,280
 *Aehr Test Systems....................................       4,700          18,212
 *AEP Industries, Inc..................................       5,100         114,775
 *Aerovox, Inc.........................................       8,100              93
 *Aether Systems, Inc..................................      54,500         406,842
 *Aetrium, Inc.........................................      24,800          33,108
 *Aftermarket Technology Corp..........................      32,000         605,920
 *AG Services America, Inc.............................       1,300          13,390
 Agco Corp.............................................     325,200       4,536,540
 *AHL Services, Inc....................................      55,800         111,879
 *AHT Corp.............................................      10,100              40
 *Air Methods Corp.....................................      25,471         133,086
 Airborne, Inc.........................................     185,700       2,493,951
 *Airgas, Inc..........................................     329,100       4,969,410
 *Airnet Communications Corp...........................       2,700           1,930
 *Airnet Systems, Inc..................................      22,200         137,640
 AK Steel Holding Corp.................................     395,019       4,187,201
 *#Akamai Technologies, Inc............................     469,900       2,713,672
 Alamo Group, Inc......................................      23,400         305,370
 *Alaska Air Group, Inc................................     132,400       3,793,260
 *Alaska Communications Systems Group, Inc.............      29,800         240,784
 *Albany International Corp. Class A...................      83,920       1,698,541
 Albemarle Corp........................................      16,800         374,136
 *Aldila, Inc..........................................      36,400          40,222
 Alexander & Baldwin, Inc..............................     133,400       3,210,271
 Alfa Corp.............................................       3,800          82,783
 Alico, Inc............................................       9,000         273,285
 *All American Semiconductor, Inc......................      20,400          69,054
 *Allegiance Telecom, Inc..............................     106,700         854,133
 Allegiant Bancorp, Inc................................       2,200          27,720
                                                            SHARES           VALUE+
                                                            ------           ------
 Allen Organ Co. Class B...............................         400    $     13,000
 *Allen Telecom, Inc...................................      82,800         732,780
 *#Alliance Pharmaceutical Corp........................       1,360           4,128
 *Alliance Semiconductor Corp..........................     127,200       1,364,856
 *Allied Healthcare Products, Inc......................      17,500          61,687
 *Allied Holdings, Inc.................................      10,300          23,793
 *Allied Research Corp.................................       9,900         118,305
 *Allied Riser Communications..........................      45,600           6,612
 *Allou Health & Beauty Care, Inc. Class A.............      25,300         150,535
 *Allsctipts Healthcare Solutions, Inc.................     165,600         526,608
 *Alltrista Corp.......................................      45,100         717,090
 *Alpha Technologies Group, Inc........................      20,300         102,007
 *Alphanet Solutions, Inc..............................       3,500           6,492
 Alpharma, Inc. Class A................................      11,600         278,168
 *#Alterra Healthcare Corp.............................      28,700           4,305
 Ambanc Holding Co., Inc...............................      11,800         250,160
 Ambassadors, Inc......................................      13,200         250,140
 *AMC Entertainment, Inc...............................      36,100         508,649
 Amcast Industrial Corp................................      24,300         121,500
 Amcol International Corp..............................      12,400          71,548
 *Amerco, Inc..........................................      86,300       1,553,831
 *America West Holdings Corp. Class B..................      78,675         204,555
 *#American Aircarriers Support, Inc...................      18,900              19
 American Biltrite, Inc................................         900          11,250
 #American Business Financial Services, Inc............         550          10,904
 *#American Classic Voyages Co.........................     151,800           4,554
 *American Coin Merchandising, Inc.....................       6,200          49,786
 American Financial Group, Inc.........................      31,800         781,644
 American Greetings Corp. Class A......................      83,100       1,084,455
 *American Healthcorp, Inc.............................      23,400         775,593
 *American Homestar Corp...............................      34,600              83
 *American Indemnity Financial Escrow..................       1,500           1,500
 *American Medical Security Group, Inc.................     101,900       1,039,380
 *American Medical Technologies, Inc...................         700             682
 *American Pacific Corp................................       5,000          35,925
 *American Physicians Services Group, Inc..............       1,900           6,184
 *American Retirement Corp.............................     108,600         201,996
 *American Skiing Co...................................      13,000          11,050
 *American Software, Inc. Class A......................      13,000          25,025
 *American Superconductor Corp.........................      44,600         609,682
 *American Technical Ceramics Corp.....................      18,900         187,110
 *Ameripath, Inc.......................................      48,400       1,394,162
 AmeriServe Financial, Inc.............................      32,300         145,834
 *Ameristar Casinos, Inc...............................      14,100         334,875
 Ameron, Inc...........................................       9,600         636,960
 AmerUs Group Co.......................................      56,000       1,948,240
 Ampco-Pittsburgh Corp.................................      23,100         212,982
 *Amrep Corp...........................................      11,100          59,385
 *Amresco, Inc.........................................      11,400             125
 *Anadigics, Inc.......................................     101,300       1,705,892
 Analogic Corp.........................................       1,400          51,562

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Andersons, Inc........................................      11,300    $    109,610
 *#Angeion Corp........................................         130              84
 Angelica Corp.........................................       7,600          76,000
 *Ann Taylor Stores Corp...............................      71,100       1,938,897
 *AnswerThink Consulting Group, Inc....................      46,500         287,835
 *Antigenics, Inc......................................         637          10,848
 *APA Optics, Inc......................................      53,400         146,316
 Apogee Enterprises, Inc...............................      66,800       1,030,724
 *Applica, Inc.........................................      80,400         639,180
 *Applied Extrusion Technologies, Inc..................      65,400         495,732
 *Applied Graphics Technologies, Inc...................      21,440           7,504
 Applied Industrial Technologies, Inc..................      36,100         660,991
 *Applied Microsystems Corp............................       6,400           6,880
 Applied Signal Technologies, Inc......................      29,300         258,865
 *Arch Capital Group, Ltd..............................      27,800         659,555
 Arch Chemicals, Inc...................................      70,900       1,545,620
 Arch Coal, Inc........................................      51,800       1,035,482
 Arctic Cat, Inc.......................................      20,600         343,299
 *Arena Pharmaceuticals, Inc...........................      85,800         951,093
 Argonaut Group, Inc...................................      72,600       1,258,158
 *Arguss Holdings, Inc.................................      46,500         138,570
 *#Ariba, Inc..........................................     542,100       2,322,898
 *Ariel Corp...........................................       1,300              45
 *Arkansas Best Corp...................................      23,500         574,927
 *Arlington Hospitality, Inc...........................       8,400          21,798
 Arnold Industries, Inc................................      59,300       1,288,885
 *Arqule, Inc..........................................      61,900         794,486
 *Arris Group, Inc.....................................     188,800       1,534,000
 *Artesyn Technologies, Inc............................      17,900         142,305
 Arvinmeritor, Inc.....................................      25,100         453,055
 ASB Financial Corp....................................       2,500          26,850
 *Ascential Software Corp..............................      30,000         124,350
 *Ashworth, Inc........................................      44,600         222,777
 *Aspect Communications Corp...........................     251,400         804,480
 *Astea International, Inc.............................      29,400          25,578
 *Astec Industries, Inc................................       6,000          83,490
 Astro-Med, Inc........................................       5,400          20,736
 *Asyst Technologies, Inc..............................      72,600         811,305
 Atlanta Sosnoff Capital Corp..........................       3,800          38,000
 *Atlantic American Corp...............................      29,400          56,007
 *Atlas Air, Inc.......................................     143,000       2,226,510
 *Atrion Corp..........................................       5,000         170,650
 *ATS Medical, Inc.....................................      52,200         224,982
 *#Audio Visual Services Corp..........................      16,500             577
 *Audiovox Corp. Class A...............................      98,100         711,225
 *Ault, Inc............................................      14,700          57,550
 *Aurora Foods, Inc....................................     229,900       1,206,975
 *Auspex Systems, Inc..................................      23,400          33,462
 *Avatar Holdings, Inc.................................      19,300         455,383
 *Aviall, Inc..........................................      75,200         392,544
 *#Aviation Sales Co...................................      26,700          11,748
 *Avici System, Inc....................................      34,300          98,441
 *Avid Technology, Inc.................................      74,100         780,643
 *Avigen, Inc..........................................      62,200         618,268
 Avnet, Inc............................................      11,136         264,480
 *Avocent Corp.........................................      16,900         402,473
 *#Avteam, Inc. Class A................................      15,400              54
 *Aware, Inc...........................................       9,500          47,880
 *Axsys Technologies, Inc..............................       9,000          79,965
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aztar Corp...........................................     113,100    $  1,792,635
 AZZ, Inc..............................................       3,200          67,456
 *Badger Paper Mills, Inc..............................         400           1,800
 Bairnco Corp..........................................      10,900          64,637
 *Baker (Michael) Corp.................................      16,600         225,760
 Baldwin & Lyons, Inc. Class B.........................      14,300         353,138
 *Baldwin Technology, Inc. Class A.....................       3,300           4,125
 *Ballantyne Omaha, Inc................................      25,400          15,240
 *Bancinsurance Corp...................................       1,795           8,347
 Bancwest Corp.........................................      21,500         747,340
 Bandag, Inc...........................................      23,150         717,650
 Bandag, Inc. Class A..................................      23,200         621,760
 *Bank Plus Corp.......................................      40,700         289,580
 *Bank United Financial Corp. Class A..................      93,900       1,322,112
 BankAtlantic Bancorp, Inc. Class A....................       1,545          12,360
 Banknorth Group, Inc..................................       4,994         108,395
 Banner Corp...........................................      30,270         485,531
 Banta Corp............................................      18,400         529,552
 *Barry (R.G.) Corp....................................       9,900          48,213
 Bassett Furniture Industries, Inc.....................      39,500         574,725
 *Bay View Capital Corp................................     112,107         817,260
 *Baycorp Holdings, Ltd................................       3,200          29,440
 *Be Aerospace, Inc....................................      19,700         164,298
 *Beazer Homes USA, Inc................................      21,300       1,427,100
 *Bel Fuse, Inc. Class A...............................       3,500          72,012
 *Bell Industries, Inc.................................      31,600          69,520
 *Bell Microproducts, Inc..............................      70,700         782,295
 *Benchmark Electronics, Inc...........................      96,400       1,843,168
 *Benton Oil & Gas Co..................................      23,200          32,016
 Berkley (W.R.) Corp...................................      56,600       3,028,100
 *#Bethlehem Steel Corp................................     242,800          89,836
 *Beverly Enterprises..................................     314,100       2,858,310
 BHA Group Holdings, Inc. Class A......................       7,185         105,979
 Big Lots, Inc.........................................     376,100       3,535,340
 *Bio Vascular, Inc....................................      10,300          79,619
 *Biocryst Pharmaceuticals, Inc........................      39,600         147,510
 *Bio-Rad Laboratories, Inc. Class A...................       9,200         580,520
 *BioReliance Corp.....................................      14,000         380,030
 *Biosource International, Inc.........................      14,500         116,072
 *Birmingham Steel Corp................................       9,000           2,430
 Blair Corp............................................      22,900         429,375
 *Bluegreen Corp.......................................      23,900          49,234
 BMC Industries, Inc...................................      89,000         253,650
 *BNS Co. Class A......................................       8,500          19,890
 Bob Evans Farms, Inc..................................      78,100       1,721,714
 *Boca Resorts, Inc....................................     228,400       2,756,788
 *Bogen Communications International, Inc..............      34,900         100,861
 *Bolt Technology Corp.................................       5,600          25,200
 *Bombay Co., Inc......................................      31,200          79,560
 *Bon-Ton Stores, Inc..................................      32,800          95,120
 *Books-a-Million, Inc.................................      58,900         199,376
 *Borders Group, Inc...................................       8,500         163,625
 Borg Warner Automotive, Inc...........................     111,300       5,119,800
 *Borland Software Corp................................      29,700         428,868
 *Boron, Lepore and Associates, Inc....................      29,600         396,492
 Boston Acoustics, Inc.................................       9,500          88,967
 *Boston Communications Group, Inc.....................     144,100       1,442,441
 Bostonfed Bancorp, Inc................................       2,900          66,990

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Bottomline Technologies, Inc.........................      42,500    $    307,487
 Bowl America, Inc. Class A............................       3,528          38,808
 Bowne & Co., Inc......................................     108,000       1,400,760
 *Boyd Gaming Corp.....................................     161,900         846,737
 *Brass Eagle, Inc.....................................      14,900          68,093
 *Braun Consulting, Inc................................      48,200         200,271
 *Brightpoint, Inc.....................................     184,600         593,489
 *#Broadvision, Inc....................................     226,000         679,130
 Brookline Bancorp, Inc................................      50,500         771,387
 *#Brooks Automation, Inc..............................      41,400       1,521,657
 *Brookstone, Inc......................................      26,400         293,700
 *Brooktrout Technology, Inc...........................      29,300         174,481
 *Brown (Tom), Inc.....................................      63,800       1,491,325
 Brown Shoe Company, Inc...............................      37,000         543,900
 Brush Wellman, Inc....................................      77,200         895,520
 BSB Bancorp, Inc......................................      36,800         932,696
 *BTU International, Inc...............................      10,800          37,476
 *Buckeye Technology, Inc..............................      12,600         122,724
 *#Budget Group, Inc...................................      56,000          47,040
 *Building Materials Holding Corp......................      44,900         491,206
 *Bull Run Corp........................................      17,900          13,604
 Burlington Coat Factory Warehouse Corp................     145,080       2,422,836
 Bush Industries, Inc. Class A.........................      15,850         190,200
 *Butler International, Inc............................      30,600          61,965
 Butler Manufacturing Co...............................      13,400         352,018
 Cabot Oil & Gas Corp. Class A.........................      12,000         265,080
 *CacheFlow, Inc.......................................     183,100         328,664
 Cadmus Communications Corp............................      18,900         185,220
 Calgon Carbon Corp....................................     104,800         921,192
 *Caliber Learning Network, Inc........................      30,300              45
 *Calico Commerce, Inc.................................      12,100           1,694
 California First National Bancorp.....................      13,900         162,630
 *California Micro Devices Corp........................       5,100          22,312
 *Callon Petroleum Co..................................      65,200         384,680
 Cal-Maine Foods, Inc..................................      16,100          59,972
 Camco Financial Corp..................................      11,200         134,960
 *Cannondale Corp......................................       7,100          14,661
 *Cantel Industries, Inc. Class B......................       3,678          76,962
 *Canterbury Information Technology, Inc...............       4,700           3,901
 *Capital Corp. of the West............................       5,880          87,465
 *Capital Crossing Bank................................      14,200         304,803
 *Capital Pacific Holdings, Inc........................      16,900          64,220
 *Capital Senior Living Corp...........................      39,700          80,194
 *Capital Trust, Inc...................................      11,300          55,709
 Capitol Transamerica Corp.............................      16,750         272,606
 *Captaris, Inc........................................      31,700          93,673
 Caraustar Industries, Inc.............................      91,800         621,945
 *Carbide/Graphite Group, Inc..........................      15,900             159
 *Carecentric, Inc.....................................         940             846
 *Career Education Corp................................         846          26,459
 *#CareMatrix Corp.....................................       1,355             115
 Carpenter Technology Corp.............................      72,600       1,866,546
 *Carreker-Antinori, Inc...............................      51,600         342,882
 *Carriage Services, Inc. Class A......................      26,000         124,280
 *Carrier Access Corp..................................      24,200          75,867
 *Carrington Laboratories, Inc.........................      19,900          20,696
 *Cascade Corp.........................................      10,800         111,780
                                                            SHARES           VALUE+
                                                            ------           ------
 *Casella Waste Systems, Inc. Class A..................     108,700    $  1,371,794
 Casey's General Stores, Inc...........................       1,700          23,681
 Cash America International, Inc.......................     100,000         915,000
 Castle (A.M.) & Co....................................      17,850         184,212
 Castle Energy Corp....................................      17,000         100,640
 Catalina Lighting, Inc................................       8,600           3,655
 Cato Corp. Class A....................................      26,700         494,350
 *Cavalier Homes, Inc..................................      39,300          97,857
 CBRL Group, Inc.......................................     183,800       4,748,473
 *C-COR Electronics, Inc...............................      18,300         176,320
 *CDI Corp.............................................      44,400         778,776
 *Celadon Group, Inc...................................      11,800          66,080
 *Celeritek, Inc.......................................      42,600         553,374
 *Cell Genesys, Inc....................................      24,800         566,804
 Central Bancorp, Inc..................................       3,500          87,150
 *Central Garden & Pet Co..............................      39,600         328,878
 Central Parking Corp..................................     112,300       1,970,865
 Century Aluminum Co...................................      52,600         657,763
 *Century Business Services, Inc.......................     318,100         537,589
 *Ceradyne, Inc........................................       8,400          91,350
 CFS Bancorp, Inc......................................         200           2,741
 *#CGI Group, Inc......................................      18,414         137,921
 *Champion Enterprises, Inc............................     110,700       1,336,149
 Champion Industries, Inc..............................       3,900          11,505
 *Champps Entertainment, Inc...........................       1,000           9,635
 *Channell Commercial Corp.............................       3,600          11,952
 *Charming Shoppes, Inc................................     353,400       1,765,233
 *Chart House Enterprises, Inc.........................      14,500          10,295
 *Chase Industries, Inc................................      17,250         157,837
 *Check Technology Corp................................       5,900          27,877
 *Checkers Drive-In Restaurant, Inc....................      44,637         258,895
 *Checkpoint System, Inc...............................      98,200       1,037,974
 Chemed Corp...........................................       8,300         257,300
 Chemfirst, Inc........................................      16,000         376,640
 Chesapeake Corp.......................................      28,200         811,596
 Chesapeake Utilities Corp.............................       4,000          75,600
 Chicago Rivet & Machine Co............................         200           4,440
 *Children's Comprehensive Services, Inc...............       6,450          30,508
 *Childtime Learning Centers, Inc......................       4,700          34,427
 *#Chiquita Brands International, Inc..................     134,100          99,234
 *Chromcraft Revington, Inc............................      17,300         170,405
 *Chronimed, Inc.......................................       8,800          51,700
 *#Chyron Corp.........................................       4,000           1,000
 *Ciber, Inc...........................................      48,300         369,978
 CICOR International, Inc..............................      70,400       1,215,104
 *CIDCO, Inc...........................................      28,100           9,694
 *Ciprico, Inc.........................................      12,500          65,312
 *Circuit City Stores, Inc. (Carmax Group).............      87,000       1,735,650
 *Citadel Holding Corp. Class A........................       4,720           7,080
 *Citation Holding Corp. Class B.......................       1,180           1,888
 *City Holding Co......................................      50,700         589,894
 *CKE Restaurants, Inc.................................     104,000         881,920
 *Clare, Inc...........................................      41,300          91,686
 *Clarent Corp.........................................     188,101       1,005,400
 *Clarus Corp..........................................      70,900         280,409
 *Classic Communications, Inc. Class A.................      64,100           8,653
 *Classic Vacation Group, Inc..........................      22,500           2,700

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Clean Harbors, Inc...................................      35,800    $    119,214
 Cleveland Cliffs, Inc.................................      22,000         372,020
 *CMG Information Services, Inc........................      95,000         198,075
 CNA Surety Corp.......................................       8,000         118,080
 *CNET Networks, Inc...................................      16,289         121,923
 *CNS, Inc.............................................      35,400         194,877
 Coachmen Industries, Inc..............................      24,800         251,720
 *Coast Dental Services, Inc...........................       1,766           4,706
 Coastal Bancorp, Inc..................................      15,050         436,299
 Coastcast Corp........................................      14,600          84,680
 Cobalt Corp...........................................      62,800         416,364
 *Cobra Electronic Corp................................      31,400         206,926
 *Coherent, Inc........................................      72,600       2,219,745
 *Cole National Corp. Class A..........................      29,700         445,500
 *Colorado Medtech, Inc................................      33,800         112,047
 *Columbia Banking System, Inc.........................      10,164         140,212
 Columbus McKinnon Corp................................      18,900         143,545
 *Com21, Inc...........................................      60,300          54,571
 *Comdial Corp.........................................       2,251             957
 *Comforce Corp........................................      16,000          21,280
 *Comfort Systems USA, Inc.............................      88,100         299,540
 Commerce Group, Inc...................................      38,600       1,453,290
 *Commerce One, Inc....................................     777,800       2,442,292
 Commercial Federal Corp...............................     137,500       3,498,000
 Commercial Metals Co..................................      40,200       1,326,600
 Commonwealth Bancorp, Inc.............................       9,700         213,448
 Commonwealth Industries, Inc..........................      87,800         470,169
 Communications Systems, Inc...........................      26,500         186,692
 Community Bank System, Inc............................      22,700         578,850
 *Community Financial Corp.............................       3,200          48,192
 Community Financial Group, Inc........................       3,400          51,748
 Community Savings Bankshares, Inc.....................      17,600         329,648
 Community Trust Bancorp, Inc..........................      20,970         486,504
 *Compucom Systems, Inc................................     185,050         378,427
 *CompuCredit Corp.....................................     144,300       1,220,056
 *Computer Horizons Corp...............................     154,900         477,866
 *Computer Network Technology Corp.....................       9,550         178,824
 *Computer Task Group, Inc.............................      69,200         210,368
 CompX International, Inc..............................      14,700         146,265
 *Comshare, Inc........................................      38,100         117,919
 *Comstock Resources, Inc..............................     155,000       1,024,550
 *Comtech Telecommunications Corp......................      17,500         211,837
 *Concord Camera Corp..................................     128,800         605,360
 *Cone Mills Corp......................................      53,500          97,370
 *Congoleum Corp. Class A..............................      10,300          19,261
 *Conmed Corp..........................................      56,550       1,016,203
 *Consolidated Freightways Corp........................     100,300         401,701
 *Consolidated Graphics, Inc...........................      52,100         946,136
 *#Continental Airlines, Inc...........................      98,200       2,256,636
 *Convera Corp.........................................      82,700         243,965
 Cooper Tire & Rubber Co...............................     238,400       3,533,088
 *CoorsTek, Inc........................................       9,775         287,825
 *Copper Mountain Networks, Inc........................     125,200         207,206
 *Core Materials Corp..................................         700             700
 Corn Products International, Inc......................     116,100       3,779,055
 *Cornell Corrections, Inc.............................      30,500         489,525
 *Correctional Services Corp...........................      37,500          77,250
 *Corrections Corporation of America...................      35,500         560,900
 *Corrpro Companies, Inc...............................      13,000          26,910
                                                            SHARES           VALUE+
                                                            ------           ------
 Corus Bankshares, Inc.................................      20,000    $    838,100
 *Cost-U-Less, Inc.....................................       2,500           3,400
 Courier Corp..........................................       2,250          67,376
 *Covanta Energy Corp..................................     182,700       1,964,025
 *Covenant Transport, Inc. Class A.....................      37,000         492,100
 *Coventry Health Care, Inc............................      80,700       1,693,086
 Covest Bancshares, Inc................................       3,500          64,155
 CPAC, Inc.............................................      12,500          75,937
 *Craig (Jenny), Inc...................................      49,800         151,890
 *Credence Systems Corp................................     198,670       3,294,942
 *Credit Acceptance Corp...............................     115,600       1,038,088
 *Crestline Capital Corp...............................      51,600       1,517,040
 Crompton Corp.........................................     191,700       1,533,600
 *Cross (A.T.) Co. Class A.............................      31,700         168,010
 *Cross Media Marketing Corp...........................       1,033           9,380
 Crossman Communities, Inc.............................      40,500       1,123,065
 *Crown Cork & Seal Co., Inc...........................     574,800         580,548
 *Crown Group, Inc.....................................      22,200         108,225
 *CSK Auto Corp........................................      60,000         506,400
 *CSP, Inc.............................................       1,026           3,658
 *CSS Industries, Inc..................................      16,000         452,640
 *CTB International Corp...............................      20,600         206,927
 Cubic Corp............................................      18,100         687,619
 *Cumulus Media, Inc. Class A..........................      83,700       1,042,483
 *Curative Health Services, Inc........................      31,300         452,285
 *Cutter & Buck, Inc...................................      33,200         143,590
 *Cyberoptics Corp.....................................       9,500         101,222
 *Cybersource Corp.....................................      51,900         100,426
 *Cysive, Inc..........................................      83,300         198,670
 *D A Consulting Group, Inc............................       8,300           2,573
 *Daisytek International Corp..........................      52,100         657,241
 *Dan River, Inc. Class A..............................      47,500          27,075
 *Danielson Holding Corp...............................       9,500          35,055
 *Data I/O Corp........................................       6,100          10,217
 *Data Systems & Software, Inc.........................      10,200          56,253
 *Dataram Corp.........................................      16,800         134,232
 *Datastream Systems, Inc..............................      15,000          61,275
 *DataTRAK International, Inc..........................       7,900          28,242
 *Datum, Inc...........................................      20,800         266,760
 *Dave and Busters, Inc................................      47,800         294,448
 *DaVita, Inc..........................................      36,700         831,255
 *Dawson Geophysical Co................................       9,400          73,978
 *Deckers Outdoor Corp.................................      16,000          60,800
 *Del Global Technologies Corp.........................       8,500          17,425
 *dELiA*s Corp. Class A................................      31,740         209,643
 Delphi Financial Group, Inc. Class A..................      16,398         545,233
 *Delta Apparel, Inc...................................         970          19,885
 Delta Natural Gas Co., Inc............................       2,800          56,210
 *Delta Woodside Industries, Inc.......................       9,700           8,536
 Deltic Timber Corp....................................       1,300          34,307
 *Denbury Resources, Inc...............................      33,100         214,488
 *Department 56, Inc...................................      64,700         549,303
 *Designs, Inc.........................................      11,300          29,945
 *DevX Energy, Inc.....................................      12,900          94,041
 *DiamondCluster International, Inc....................      85,900         854,275
 *Dianon Systems, Inc..................................       7,570         367,864
 *Digi International, Inc..............................      49,300         266,959
 Dillards, Inc. Class A................................     235,300       3,894,215
 Dime Community Bancorp, Inc...........................      40,350       1,014,802

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Diodes, Inc..........................................      15,700    $     99,067
 *Ditech Communications Corp...........................     132,200         689,423
 *Dixie Group, Inc.....................................      35,500         170,400
 *Docent, Inc..........................................      46,500         106,252
 *Dollar Thrifty Automotive Group, Inc.................     119,800       1,611,310
 Donegal Group, Inc. Class A...........................       7,000          84,560
 Donegal Group, Inc. Class B...........................       3,500          34,160
 Donnelly Corp. Class A................................      23,600         318,600
 Downey Financial Corp.................................      35,700       1,278,060
 *Dress Barn, Inc......................................      24,700         567,112
 *DRS Technologies, Inc................................       9,500         316,730
 *DT Industries, Inc...................................      21,300         124,392
 *Duckwall-Alco Stores, Inc............................       6,600          54,417
 *Ducommun, Inc........................................      10,300         102,485
 *Dura Automotive Systems, Inc.........................      45,500         402,220
 *DVI, Inc.............................................      44,400         755,244
 *Dwyer Group, Inc.....................................       7,600          26,258
 *Dycom Industries, Inc................................      38,800         632,440
 *Dynamics Research Corp...............................       8,800         130,064
 *#E Com Ventures, Inc.................................       3,400           2,040
 *eBenX, Inc...........................................     148,100         556,115
 *eBT International, Inc...............................      56,800         178,352
 *ECC International Corp...............................      13,300          39,235
 *Ecometry Corp........................................      26,300          67,459
 Edelbrock Corp........................................         100             928
 *Edge Petroleum Corp..................................      30,200         127,595
 *Edgewater Technology, Inc............................      53,038         194,915
 Edo Corp..............................................         300           7,299
 *Educational Insights, Inc............................       2,800             882
 *EFTC Corp............................................      15,700          32,970
 *EGL, Inc.............................................       8,300         125,330
 *Elcotel, Inc.........................................      10,200             178
 *Elder-Beerman Stores Corp............................      30,100          89,999
 *Electro Rent Corp....................................      21,700         279,604
 *Electroglas, Inc.....................................      12,200         173,545
 *Elite Information Group, Inc.........................      11,000          91,575
 *Elizabeth Arden, Inc.................................      18,300         261,781
 EMC Insurance Group, Inc..............................       1,000          16,000
 *Emcor Group, Inc.....................................       8,400         381,780
 *Emmis Broadcasting Corp. Class A.....................      55,200         915,216
 Empire District Electric Co...........................      14,200         284,710
 Empire Federal Bancorp, Inc...........................       1,800          26,595
 *EMS Technologies, Inc................................      33,800         546,884
 *En Pointe Technologies, Inc..........................      19,900          40,695
 *Encad, Inc...........................................       5,000           9,675
 *Encompass Services Corp..............................     267,700         390,842
 *Encore Wire Corp.....................................      40,800         470,220
 Energen Corp..........................................      24,300         563,274
 *Enesco Group, Inc....................................      45,000         282,150
 Engineered Support Systems, Inc.......................       8,125         345,069
 Ennis Business Forms, Inc.............................         500           4,755
 *Enserch Exploration Corp.............................     107,000         197,950
 *Entravision Communications Corp......................     210,300       2,523,600
 *Entrust Technologies, Inc............................     215,600       1,715,098
 *ePlus, Inc...........................................      58,800         465,696
 *ePresence, Inc.......................................     106,900         389,650
 *Equity Marketing, Inc................................       4,400          53,020
 *Equity Oil Co........................................      41,200          77,250
 *Esco Technologies, Inc...............................      41,300       1,232,805
                                                            SHARES           VALUE+
                                                            ------           ------
 Espey Manufacturing & Electronics Corp................         400    $      8,000
 *Essential Therapeutics, Inc..........................       6,500          22,457
 *Esterline Technologies Corp..........................      70,500       1,064,550
 *Evans & Sutherland Computer Corp.....................      26,900         163,148
 *Evergreen Solar, Inc.................................      45,600         126,540
 *Evolving Systems, Inc................................       4,600           3,657
 *Exabyte Corp.........................................      44,000          53,020
 *#eXcelon Corp........................................       7,865           4,994
 *Exponent, Inc........................................      14,000         141,260
 *Extended Stay America, Inc...........................     269,400       4,229,580
 *Extended Systems, Inc................................      37,500         248,062
 *Extensity, Inc.......................................     142,800         294,168
 *E-Z-Em, Inc. Class A.................................       3,700          23,310
 *Fairchild Corp. Class A..............................      52,400         173,444
 Falcon Products, Inc..................................      59,300         335,045
 *#FalconStor Software, Inc............................      27,400         206,870
 FBL Financial Group, Inc. Class A.....................      29,800         511,070
 *#Federal-Mogul Corp..................................     127,500         130,050
 *FEI Co...............................................      30,500         894,260
 FFLC Bancorp..........................................       1,700          34,425
 *Fibermark, Inc.......................................      37,700         195,663
 Fidelity National Corp................................       2,000          13,200
 Fidelity National Financial, Inc......................      26,070         592,050
 *Finish Line, Inc. Class A............................      55,800         723,168
 *Finishmaster, Inc....................................       9,000          75,375
 *Finlay Enterprises, Inc..............................      27,800         274,525
 *Finova Group, Inc....................................     100,000          60,000
 *Firebrand Financial Group, Inc.......................       1,000             250
 First American Financial Corp.........................      86,600       1,545,810
 First Bancorp.........................................       7,979         174,860
 First Bell Bancorp, Inc...............................       6,400          89,056
 *First Cash, Inc......................................      10,400          76,960
 First Charter Corp....................................      31,700         553,640
 First Citizens Bancshares, Inc........................      12,200       1,136,369
 First Defiance Financial Corp.........................      15,000         220,950
 First Essex Bancorp...................................       8,800         251,768
 First Federal Bancshares of Arkansas, Inc.............       7,700         175,560
 First Indiana Corp....................................         700          17,444
 *First Investors Financial Services Group, Inc........       6,900          21,735
 *First Mariner Bank Corp..............................       5,300          42,585
 First Midwest Financial, Inc..........................       4,400          60,148
 First Mutual Bancshares, Inc..........................       5,400          72,495
 First Niagara Financial Group, Inc....................      59,000         959,045
 *First Republic Bank..................................      42,500         921,400
 First Sentinel Bancorp, Inc...........................      46,900         579,918
 FirstBank NW Corp.....................................       2,000          35,700
 FirstFed America Bancorp, Inc.........................      13,400         234,902
 *FirstFed Financial Corp..............................      34,500         826,275
 *Fischer Imaging Corp.................................       3,200          51,280
 Flagstar Bancorp, Inc.................................      37,800         830,844
 *Flander Corp.........................................      25,900          53,613
 Fleetwood Enterprises, Inc............................     134,700       1,690,485
 #Fleming Companies, Inc...............................     115,200       2,983,680
 Flexsteel Industries, Inc.............................       7,100          74,372
 *Florsheim Group, Inc.................................       2,300             517
 Flushing Financial Corp...............................      27,300         426,289

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 FNB Financial Services Corp...........................       2,300    $     32,154
 *Foot Locker, Inc.....................................     186,100       3,003,654
 *Forest Oil Corp......................................      74,902       1,950,448
 *Fortune Financial, Inc...............................       6,000               6
 *Foster (L.B.) Co. Class A............................      12,800          59,776
 Foster Wheeler, Ltd...................................     107,700         568,656
 *#FPIC Insurance Group, Inc...........................      31,500         436,117
 Frankfort First Bancorp, Inc..........................         200           3,299
 Franklin Bank National Associaton.....................       9,300         158,332
 *Franklin Covey Co....................................      72,800         451,360
 *Franklin Electronic Publishers, Inc..................       3,900           5,187
 Freds, Inc. Class A...................................      16,000         532,480
 Fremont General Corp..................................     167,700         991,107
 Frequency Electronics, Inc............................       9,200         128,708
 *Fresh America Corp...................................      11,500           1,610
 *Fresh Choice, Inc....................................       4,000          11,740
 *Friede Goldman Halter, Inc...........................     116,200          26,145
 *Friedman Billings Ramsey Group, Inc. Class A.........      62,200         279,900
 Friedman Industries, Inc..............................       6,840          17,510
 Friedmans, Inc. Class A...............................      43,700         390,896
 Frisch's Restaurants, Inc.............................       8,500         119,000
 *Frontstep, Inc.......................................         100             439
 *Frozen Food Express Industries, Inc..................      28,300          60,420
 FSF Financial Corp....................................       4,200          73,290
 *FSI International, Inc...............................     122,700         950,925
 *FTI Consulting, Inc..................................      16,000         522,880
 GA Financial, Inc.....................................       3,500          59,150
 *Gadzooks, Inc........................................      21,500         241,337
 Gainsco, Inc..........................................      77,700         133,644
 *Galey & Lord, Inc....................................       1,000             310
 *GameTech International, Inc..........................      19,800          81,576
 Garan, Inc............................................       1,000          40,950
 *Garden Fresh Restaurant Corp.........................       3,000          18,270
 *Gart Sports Co.......................................       6,990         146,685
 *Gaylord Entertainment Co.............................     104,900       2,455,709
 *Gehl Co..............................................      13,600         193,460
 Gencorp, Inc..........................................      74,000         943,500
 *General Binding Corp.................................      20,400         183,192
 General Cable Corp....................................     115,000       1,380,000
 *General Communications, Inc. Class A.................      80,600         799,955
 *Genesee & Wyoming, Inc...............................      10,500         314,160
 *Genicom Corp.........................................         300               2
 *Genlyte Group, Inc...................................      33,500         938,837
 *Genome Therapeutics Corp.............................       8,000          59,760
 *Genomica Corp........................................      85,600         370,220
 *Gensym Corp..........................................       4,700           2,820
 *Gentiva Health Services, Inc.........................      17,300         353,612
 *Genzyme Transgenics Corp.............................      63,000         313,740
 *Gerber Childrenswear, Inc............................      16,000         101,760
 Gerber Scientific, Inc................................     174,300       1,725,570
 *Giant Industries, Inc................................       5,800          51,156
 Gibraltar Steel Corp..................................      23,500         440,507
 *Giga-Tronics, Inc....................................      10,900          42,455
 *G-III Apparel Group, Ltd.............................      15,000          90,600
 Glatfelter (P.H.) Co..................................     140,000       2,049,600
 *Glenayre Technologies, Inc...........................     402,500         513,187
 *Global Imaging Systems, Inc..........................      19,600         262,542
                                                            SHARES           VALUE+
                                                            ------           ------
 *#GlobeSpan, Inc......................................     133,200    $  1,736,262
 *GoAmerica, Inc.......................................     281,900         232,567
 Golden Enterprises, Inc...............................         300           1,125
 *Golden State Vintners, Inc...........................      18,500          94,350
 *Good Guys, Inc.......................................      75,400         272,948
 *Goodys Family Clothing, Inc..........................     103,600         446,516
 Gorman-Rupp Co........................................       7,700         193,270
 *Gottschalks, Inc.....................................      41,600         103,584
 *GP Strategies Corp...................................      40,800         110,160
 Granite Construction, Inc.............................      28,500         695,400
 *Graphic Packaging International Corp.................      74,200         429,618
 Gray Communications Systems, Inc......................       3,400          42,840
 Great American Financial Resources, Inc...............      22,800         419,748
 *Great Atlantic & Pacific Tea Co., Inc................     124,900       2,991,355
 *Greenbriar Corp......................................       2,200             440
 Greenbrier Companies, Inc.............................       4,700          34,686
 *Grey Wolf, Inc.......................................      16,500          45,375
 *Griffin Land & Nurseries, Inc. Class A...............       1,900          23,987
 *Griffon Corp.........................................     134,640       1,891,692
 *Group 1 Automotive, Inc..............................      63,900       1,992,402
 *GTSI Corp............................................      36,700         228,457
 Guaranty Federal Bancshares, Inc......................       9,400         131,553
 *Guaranty Financial Corp..............................       2,000          16,550
 *Gulf Island Fabrication, Inc.........................       9,800         115,591
 *Gulfmark Offshore, Inc...............................      14,800         392,200
 *Gundle/SLT Environmental, Inc........................       5,400          13,392
 *Gymboree Corp........................................      84,300         990,946
 Haggar Corp...........................................      15,100         180,369
 *Halifax Corp.........................................       1,400           4,312
 *Hall Kinion Associates, Inc..........................      11,800          82,423
 *Ha-Lo Industries, Inc................................      39,200           2,274
 *Hamilton Bancorp, Inc................................      23,700          54,510
 Hancock Fabrics, Inc..................................      54,700         752,125
 Hancock Holding Co....................................       4,300         180,363
 *Handleman Co.........................................      64,000         880,640
 *Hanger Orthopedic Group, Inc.........................      89,000         542,900
 Harbor Florida Bancshares, Inc........................      21,500         351,740
 Hardinge Brothers, Inc................................      17,300         181,563
 *Harken Energy Corp...................................      17,200          20,812
 Harleysville Group, Inc...............................      62,700       1,512,637
 Harman International Industries, Inc..................       3,800         162,146
 *Harmonic Lightwaves, Inc.............................      39,300         478,674
 *Harris Interactive, Inc..............................      10,000          21,550
 *Hartmarx Corp........................................      27,500          49,500
 *Hastings Entertainment, Inc..........................      28,900         145,222
 *Hauser, Inc..........................................       1,900             807
 *Hawaiian Airlines, Inc...............................      59,900         149,750
 *Hawk Corp............................................      18,600          54,870
 *Hawker Pacific Aerospace.............................       6,000          13,530
 *Hawthorne Financial Corp.............................      11,000         209,495
 *#Hayes Lemmerz International, Inc....................      25,300          20,240
 HCC Insurance Holdings, Inc...........................      27,700         755,102
 *Health Management Systems, Inc.......................      36,800          69,184
 *Health Risk Management, Inc..........................       2,600               3
 *Healthcare Recoveries, Inc...........................      34,400         153,252
 *Hector Communications Corp...........................       4,600          71,760
 Heico Corp............................................      20,000         291,000
 Heico Corp. Class A...................................       4,200          50,652

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Heidrick & Struggles International, Inc..............      59,900    $  1,007,218
 Herbalife International, Inc. Class A.................       1,300          17,264
 *Hercules, Inc........................................     367,600       3,712,760
 *Herley Industries, Inc...............................      39,600         530,442
 *Hexcel Corp..........................................     256,500         661,770
 *High Plains Corp.....................................     137,500         770,000
 *Highlands Insurance Group, Inc.......................      11,700           2,925
 *Hi-Tech Pharmacal, Inc...............................       7,800          74,841
 HMN Financial, Inc....................................       6,400         101,120
 *Holiday RV Superstores, Inc..........................         500             525
 Hollinger International, Inc. Class A.................     152,800       1,657,880
 Holly Corp............................................      26,200         491,774
 *Hollywood Media Corp.................................      92,200         368,339
 *Hologic, Inc.........................................      34,700         369,034
 *Home Products International, Inc.....................      18,300          66,154
 *#HomeStore.com, Inc..................................     115,700         425,197
 *Hoover's, Inc........................................       1,600           5,048
 Horizon Financial Corp................................       7,590          96,545
 *Horizon Health Corp..................................       2,600          33,475
 *Horizon Offshore, Inc................................     139,700       1,001,649
 *Horizon Organic Holding Corp.........................      32,200         427,133
 *Horizon Pharmacies, Inc..............................       9,100           1,911
 Horton (D.R.), Inc....................................      75,367       2,111,783
 *#House2Home, Inc.....................................      45,800             275
 *Houston Exploration Co...............................      33,000       1,004,850
 *Hovnanian Enterprises, Inc. Class A..................      54,198         748,474
 Hudson River Bancorp, Inc.............................      32,200         712,908
 *Huffy Corp...........................................      30,900         170,877
 Hughes Supply, Inc....................................      77,900       2,091,615
 *Humana, Inc..........................................     358,500       4,509,930
 *Hunt (J.B.) Transport Services, Inc..................     116,000       2,065,380
 Hunt Corp.............................................       8,000          52,400
 *Huntco, Inc. Class A.................................       4,300             838
 *Hurco Companies, Inc.................................       6,100          15,006
 *Hutchinson Technology, Inc...........................     105,800       2,225,503
 *Hypercom Corp........................................     127,400         807,716
 *#Hyseq, Inc..........................................      12,100          99,643
 *#iBasis, Inc.........................................      72,500          90,262
 Iberiabank Corp.......................................       7,800         212,277
 *Ibis Technology Corp.................................      19,800         194,040
 *Ico, Inc.............................................      24,700          29,022
 *ICT Group, Inc.......................................      10,400         165,724
 *IDT Corp.............................................     121,600       1,641,600
 *IDT Corp. Class B....................................      57,600         685,440
 *IEC Electronics Corp.................................      16,300           8,231
 *IFR Systems, Inc.....................................       7,000           5,565
 *iGate Capital Corp...................................     151,700         630,313
 *IHOP Corp............................................      16,100         455,630
 *II-VI, Inc...........................................      16,400         266,582
 Ikon Office Solutions, Inc............................     289,100       3,099,152
 *Imation Corp.........................................     117,700       2,551,736
 IMC Global, Inc.......................................     179,300       2,106,775
 IMCO Recycling, Inc...................................      28,000         185,080
 *Immucor, Inc.........................................      20,200         135,138
 *Imperial Credit Industries, Inc......................      50,100          20,791
 Independence Community Bank Corp......................     117,700       2,784,193
 Independent Bank East.................................      11,404         313,610
                                                            SHARES           VALUE+
                                                            ------           ------
 *Industrial Distribution Group, Inc...................       2,600    $      4,004
 *Industrial Holdings, Inc.............................       9,600           8,640
 *Industri-Matematik International Corp................       1,200           1,212
 *Infinium Software, Inc...............................       6,700           8,944
 *InFocus Corp.........................................      21,700         489,769
 *Infogrames, Inc......................................       6,520          49,878
 *Information Resources, Inc...........................      92,800         756,784
 *InforMax, Inc........................................      40,200         125,424
 *InfoSpace, Inc.......................................      84,100         171,143
 Ingles Market, Inc. Class A...........................      31,300         379,512
 *Ingram Micro, Inc....................................      98,100       1,510,740
 *Inktomi Corp.........................................      15,200          75,772
 *Innotrac Corp........................................      53,300         402,415
 *Innovative Clinical Solutions, Ltd...................         519              88
 *Innoveda, Inc........................................      33,000          33,330
 *Innovex, Inc.........................................      60,200         204,379
 *Inprimis, Inc........................................       4,800             276
 *Input/Output, Inc....................................     104,500         815,100
 *Insignia Financial Group, Inc........................      67,300         685,114
 *Inspire Insurance Solutions, Inc.....................      18,000           6,840
 *Insurance Auto Auctions, Inc.........................      38,600         562,595
 *InsWeb Corp..........................................       9,800           7,105
 *INT Media Group, Inc.................................      34,800          75,168
 *IntegraMed America, Inc..............................       2,300          15,467
 *Integrated Electrical Services, Inc..................     278,900       1,137,912
 *Integrated Information Systems, Inc..................       3,500           1,662
 *Integrated Silicon Solution, Inc.....................      47,300         547,970
 *Integrated Telecom Express, Inc......................       1,000           1,500
 *Intelligroup, Inc....................................      20,200          18,382
 *Inter Parfums, Inc...................................      17,550         134,696
 Interactive Data Corp.................................      22,800         306,090
 Interface, Inc. Class A...............................     144,200         708,743
 *Intergraph Corp......................................     101,200       1,227,556
 *Interland, Inc.......................................      63,100         147,023
 *Intermagnetics General Corp..........................      12,397         289,036
 Intermet Corp.........................................      57,400         183,393
 *Internap Network Services Corp.......................     375,200         422,100
 *International Aircraft Investors.....................       7,400          14,208
 *International FiberCom, Inc..........................      19,000           5,795
 International Multifoods Corp.........................      74,000       1,688,680
 *International Speciality Products, Inc...............     112,100         930,430
 *International Total Services, Inc....................       6,500             552
 *Internet Commerce Corp...............................      23,500          90,357
 *Interphase Corp......................................         500           2,055
 Interpool, Inc........................................      45,900         734,400
 *Interstate National Dealers Services, Inc............       8,300          41,417
 *Intervoice, Inc......................................          49             693
 *Intevac, Inc.........................................       3,500           9,800
 *Intrusion.com, Inc...................................      99,800         192,115
 Investors Title Co....................................       1,300          18,921
 *#Invision Technologies, Inc..........................      44,300       1,114,809
 *Invivo Corp..........................................      30,500         378,047
 *Iomega Corp..........................................      22,100         150,280
 *Ionics, Inc..........................................      68,900       1,870,635
 *Iridex Corp..........................................       6,200          28,520
 *Isle of Capri Casinos, Inc...........................      98,400       1,276,740
 *Isolyser Co., Inc....................................       7,500          14,812
 *IT Group, Inc .......................................      68,300          75,130

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ITLA Capital Corp....................................      18,200    $    343,161
 *Itron, Inc...........................................      37,200       1,050,714
 *ITXC Corp............................................     146,800       1,110,542
 *J & J Snack Foods Corp...............................      18,200         434,980
 *J Net Enterprises, Inc...............................      19,500          41,340
 *J. Alexander's Corp..................................      11,800          26,255
 *J. Jill Group, Inc...................................      24,000         473,640
 Jacksonville Bancorp, Inc.............................       2,200          44,858
 *Jaco Electronics, Inc................................      23,150          99,082
 *Jacobson Stores, Inc.................................       5,000          10,750
 *Jakks Pacific, Inc...................................       6,700         167,399
 *JDA Software Group, Inc..............................      10,100         169,730
 Jefferies Group, Inc..................................      23,400         827,190
 JLG Industries, Inc...................................      52,400         500,420
 *JLM Industries, Inc..................................       2,500           4,575
 *Johnson Outdoors, Inc................................      12,900          91,913
 *Jos. A. Bank Clothiers, Inc..........................      14,000         112,910
 *JPM Co...............................................      14,600           1,424
 *JPS Industries, Inc..................................      18,000          89,190
 *Jupiter Media Metrix, Inc............................      10,000          15,850
 K Swiss, Inc. Class A.................................      19,100         610,723
 *K2, Inc..............................................     126,800       1,058,780
 *Kadant, Inc..........................................      10,128         139,463
 *Kaiser Aluminum Corp.................................     258,800         481,368
 Kaman Corp. Class A...................................      52,700         770,738
 *Kansas City Southern Industries, Inc.................      42,400         588,512
 *Kasper A.S.L., Ltd...................................       7,000           1,470
 Katy Industries, Inc..................................      14,800          47,360
 KB Home Corp..........................................      34,900       1,173,338
 *#KCS Energy, Inc.....................................      26,100          75,690
 *Keith Companies, Inc.................................      17,300         147,483
 *#Kellstrom Industries, Inc...........................      39,500           6,123
 Kellwood Co...........................................      74,800       1,655,324
 *Kendle International, Inc............................      36,400         596,960
 Kennametal, Inc.......................................      98,800       3,943,108
 *Kennedy-Wilson, Inc..................................      10,000          35,450
 *Kentucky Electric Steel, Inc.........................       4,800           2,040
 Kentucky First Bancorp, Inc...........................         400           5,120
 Kewaunee Scientific Corp..............................       5,000          44,250
 *Key Energy Group, Inc................................     108,800         897,600
 *Key Production Co., Inc..............................      56,600         888,620
 *Key Technology, Inc..................................       7,100          21,868
 *Key Tronic Corp......................................      27,700          72,297
 *Key3Media Group, Inc.................................     142,150         652,469
 *Keynote Systems, Inc.................................      38,500         301,263
 *Keystone Automotive Industries, Inc..................      68,300       1,073,335
 *kforce.com, Inc......................................      98,767         479,020
 Kimball International, Inc. Class B...................      18,200         260,715
 *Kinark Corp..........................................       1,100             935
 Klamath First Bancorp, Inc............................      14,500         191,545
 *Koala Corp...........................................      22,800          19,380
 *#Komag, Inc..........................................      58,176           2,880
 *Korn/Ferry International.............................      35,900         308,740
 *Kroll, Inc...........................................      73,600       1,053,216
 *Kulicke & Soffa Industries, Inc......................       8,800         138,644
 *Kushner-Locke Co.....................................       8,000             280
 *KVH Industries, Inc..................................       2,900          17,328
 *LabOne, Inc..........................................      23,300         341,345
 *Ladish Co., Inc......................................      30,500         272,365
                                                            SHARES           VALUE+
                                                            ------           ------
 Lafarge Corp..........................................      35,400    $  1,296,702
 *Lakeland Industries, Inc.............................       2,300          21,160
 *Lakes Gaming, Inc....................................      23,500         156,275
 *Lamson & Sessions Co.................................      84,000         287,280
 *Lancer Corp..........................................       4,200          18,984
 Landamerica Financial Group, Inc......................      47,000       1,151,500
 Landrys Seafood Restaurants, Inc......................      53,500       1,051,275
 *Larscom, Inc.........................................      25,400          30,480
 *Laser Vision Centers, Inc............................      74,800         177,650
 *#LaserSight Corp.....................................       6,800           6,052
 *Layne Christensen Co.................................      19,200         150,624
 *Lazare Kaplan International, Inc.....................      16,500          93,225
 La-Z-Boy, Inc.........................................      12,744         267,624
 *LeadingSide, Inc.....................................       2,800              14
 *Leapnet, Inc.........................................       2,056           3,783
 *Lechters, Inc........................................       9,900              54
 Ledger Capital Corp...................................       2,900          49,300
 Lennar Corp...........................................      83,200       3,095,040
 Lennox International, Inc.............................     118,400       1,101,120
 Lesco, Inc............................................      69,600         494,160
 *#Level 3 Communications, Inc.........................      58,600         326,695
 *#Level 8 Systems, Inc................................      32,600          56,561
 *Liberate Technologies, Inc...........................     224,800       2,065,912
 Liberty Corp..........................................      13,500         562,950
 Liberty Financial Companies, Inc......................      91,600       3,056,692
 *LIFE Financial Corp..................................       3,320           5,594
 Lifetime Hoan Corp....................................      22,600         123,848
 *LightPath Technologies, Inc..........................      66,500         237,073
 *Liquid Audio, Inc....................................      97,900         230,555
 *Lithia Motors, Inc. Class A..........................      22,000         429,000
 LNR Property Corp.....................................     117,700       3,366,220
 *#Lodgian, Inc........................................      13,300           1,596
 *Loews Cineplex Entertainment Corp....................      49,700           5,716
 *Logic Devices, Inc...................................      16,700          50,935
 Lone Star Steakhouse & Saloon, Inc....................      82,400       1,153,600
 *Lone Star Technologies, Inc..........................      11,200         169,232
 Longs Drug Stores Corp................................      47,500       1,088,225
 Longview Fibre Co.....................................     106,100       1,262,590
 Louisiana-Pacific Corp................................     343,800       2,640,384
 *LTX Corp.............................................      15,300         326,196
 *Luby's Cafeterias, Inc...............................      74,000         525,400
 Lufkin Industries, Inc................................       9,500         247,000
 *Lydall, Inc..........................................      37,500         363,000
 *Lynch Corp...........................................         400           7,200
 *M.H. Meyerson & Co., Inc.............................      21,400          19,367
 *Mac-Gray Corp........................................      31,200          96,252
 *Mackie Designs, Inc..................................         800           3,360
 *Magellan Health Services, Inc........................      65,500         691,025
 *Magna Entertainment Corp.............................      61,900         363,663
 *Magnetek, Inc........................................      73,900         671,751
 *Magnum Hunter Resources, Inc.........................      20,100         170,850
 *MAII Holdings, Inc...................................      15,000          26,550
 *Mail-Well, Inc.......................................      98,100         387,495
 *Main Street & Main, Inc..............................      20,400         107,814
 Main Street Bancorp, Inc..............................      10,500         158,445
 *Manchester Technologies, Inc.........................      16,900          39,800
 *Manning (Greg) Auctions, Inc.........................         600             981
 *Manor Care, Inc......................................      75,000       1,751,250
 Marcus Corp...........................................      35,800         495,472

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Marimba, Inc.........................................      56,700    $    154,791
 Marine Products Corp..................................      12,420          50,922
 Maritrans, Inc........................................      24,900         246,510
 *MarketWatch.com, Inc.................................      39,300         149,930
 *MarkWest Hydrocarbon, Inc............................      19,400         112,520
 Marsh Supermarkets, Inc. Class A......................       3,100          42,858
 *Mastec, Inc..........................................     170,700         930,315
 *Material Sciences Corp...............................      30,300         296,334
 *Matlack Systems, Inc.................................       3,800              17
 *Matria Healthcare, Inc...............................      19,500         499,493
 *Matrix Pharmaceutical, Inc...........................      16,000          18,160
 *Matrix Service Co....................................      17,000         117,385
 *Mattson Technology, Inc..............................     122,663         900,960
 *Maverick Tube Corp...................................       3,900          40,911
 *Max & Ermas Restaurants, Inc.........................       1,400          16,800
 *Maxco, Inc...........................................       2,700          15,525
 *Maxicare Health Plans, Inc...........................       1,060              13
 *Maxim Pharmaceuticals, Inc...........................      72,100         491,722
 *Maxtor Corp..........................................       2,790          16,461
 *Maxwell Shoe Company, Inc............................      20,600         294,374
 *Maxwell Technologies, Inc............................      24,000         250,920
 *Maxxam, Inc..........................................      13,000         247,000
 *Maynard Oil Co.......................................       5,800         109,910
 *Mazel Stores, Inc....................................      13,000          29,185
 *MB Financial, Inc....................................      13,100         337,915
 McGrath Rent Corp.....................................       5,000         125,925
 *MCK Communications, Inc..............................      90,500         126,700
 *#MCSI, Inc...........................................     108,600       2,250,735
 MDC Holdings, Inc.....................................      47,520       1,700,741
 *Meade Instruments Corp...............................      34,100         133,843
 *Meadow Valley Corp...................................       1,000           2,010
 Meadowbrook Insurance Group, Inc......................       7,300          13,870
 *Measurement Specialties, Inc.........................      27,100         176,150
 *Mechanical Dynamics, Inc.............................       1,900          18,506
 Medford Bancorp, Inc..................................      12,400         252,650
 *Media 100, Inc.......................................      22,800          32,718
 *#Media Arts Group, Inc...............................      46,400         134,560
 Media General, Inc. Class A...........................      11,900         547,757
 *Medical Action Industries, Inc.......................       1,200          21,120
 *#Medical Resources, Inc..............................       7,300              51
 *Medstone International, Inc..........................       9,400          42,394
 *MEMC Electronic Materials, Inc.......................     207,000         776,250
 *Mercator Software, Inc...............................      10,600          78,493
 *Mercury Air Group, Inc...............................       6,000          28,200
 *Meridian Medical Technology, Inc.....................       3,000          55,650
 *Meridian Resource Corp...............................       9,900          33,165
 *MeriStar Hotels & Resorts, Inc.......................      21,800          15,914
 *Merit Medical Systems, Inc...........................      16,000         234,240
 *Merix Corp...........................................       8,550         160,056
 *Merrimac Industries, Inc.............................       8,300          75,032
 *Mesa Air Group, Inc..................................      66,000         453,750
 *Mesa Labs, Inc.......................................       1,000           5,980
 *Mesaba Holdings, Inc.................................      18,100         126,157
 *Meta Group, Inc......................................      36,400          68,068
 Metals USA, Inc.......................................      48,300           7,728
 *Metatec Corp. Class A................................      11,400           4,332
 *Metromedia International Group, Inc..................     110,500         112,710
 MI Schottenstein Homes, Inc...........................      22,100         905,879
 *Michael Anthony Jewelers, Inc........................       9,600          27,648
                                                            SHARES           VALUE+
                                                            ------           ------
 *Michaels Stores, Inc.................................      38,000    $  1,141,710
 *Micro Component Technology, Inc......................      46,600          93,899
 *Micro Linear Corp....................................      39,700         120,688
 *Microchip Technology, Inc............................         500          18,053
 MicroFinancial, Inc...................................       3,000          29,670
 *Micros to Mainframes, Inc............................       4,000           5,600
 *Microsemi Corp.......................................      20,800         647,088
 Midas, Inc............................................     109,300       1,360,785
 Middleby Corp.........................................      12,500          67,125
 Midland Co............................................       7,200         291,276
 *Midway Airlines Corp.................................      38,700           6,773
 *Midwest Express Holdings, Inc........................      24,700         301,340
 Midwest Grain Products, Inc...........................       7,300          87,929
 *Mikohn Gaming Corp...................................      10,700          79,234
 Milacron, Inc.........................................      83,500       1,166,495
 Millennium Chemicals, Inc.............................     313,750       3,683,425
 *Millerbuilding Systems Escrow Shares.................       5,400           1,620
 *MIM Corp.............................................      34,700         422,473
 *MIPS Technologies, Inc...............................      32,700         306,890
 *Mission Resources Corp...............................      58,000         198,070
 *Mississippi Chemical Corp............................      83,200         268,736
 *Mitcham Industries, Inc..............................      36,800         179,400
 *Modis Professional Services, Inc.....................     307,300       1,766,975
 *Modtech Holdings, Inc................................      61,000         538,935
 *Monarch Dental Corp..................................         933           2,104
 *Mondavi (Robert) Corp. Class A.......................      23,200         811,768
 *Monro Muffler Brake, Inc.............................      11,900         153,213
 Mony Group, Inc.......................................       2,262          70,846
 *Moog, Inc. Class A...................................      21,450         443,586
 *Motor Car Parts & Accessories, Inc...................       7,500          24,188
 Movado Group, Inc.....................................      34,000         629,000
 *Movie Gallery, Inc...................................      36,450         909,974
 *#Mpower Holding Corp.................................       2,600           1,313
 *MRV Communications, Inc..............................     391,300       1,870,414
 *MSC Software Corp....................................      14,700         205,800
 *#MTI Technology Corp.................................       5,700          10,574
 MTS Systems Corp......................................      67,660         719,564
 *Multex.com, Inc......................................     231,100       1,309,182
 *NABI, Inc............................................      41,800         379,126
 Nacco Industries, Inc. Class A........................      24,400       1,361,520
 *Napco Security Systems, Inc..........................       4,400          25,630
 Nash Finch Co.........................................      37,300         927,092
 *Nashua Corp..........................................      10,700          53,714
 *Nastech Pharmaceutical Co., Inc......................       3,000          36,375
 *Nathans Famous, Inc..................................      15,400          53,592
 *National Home Health Care Corp.......................       9,030         148,227
 *National Information Consortium, Inc.................      23,200          76,676
 National Presto Industries, Inc.......................      19,200         531,264
 *National Processing, Inc.............................       7,600         220,400
 *National RV Holdings, Inc............................      41,400         376,740
 *National Technical Systems, Inc......................      17,200          25,456
 *National Techteam, Inc...............................      14,300          37,109
 *National Western Life Insurance Co. Class A..........         600          66,450
 *Natrol, Inc..........................................      12,000          35,400
 *Natural Wonders, Inc.................................         900               2
 *Nautica Enterprises, Inc.............................      10,100         131,603
 *Navidec, Inc.........................................      50,100          25,802
 *Navigant Consulting, Inc.............................       1,400           5,572

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Navigant International, Inc..........................      20,400    $    219,198
 *Navigators Group, Inc................................       8,400         161,070
 *NCI Building Systems, Inc............................      80,600       1,099,384
 *NCO Group, Inc.......................................      24,100         419,099
 *#NCS Healthcare, Inc.................................       7,700           1,309
 Nelson (Thomas), Inc..................................      31,200         283,920
 *NeoMagic Corp........................................      83,900         265,963
 *Net2Phone, Inc.......................................     127,329         693,306
 *Netmanage, Inc.......................................      41,700          34,820
 *NetRatings, Inc......................................      40,900         572,191
 *Netro Corp...........................................     253,000         947,485
 *Netscout System, Inc.................................      19,400         176,346
 *Network Associates, Inc..............................      12,100         277,998
 *Network Equipment Technologies, Inc..................     173,800         538,780
 *Netzee, Inc..........................................       1,000           1,170
 *Neurocrine Biosciences, Inc..........................       9,200         437,736
 *New Brunswick Scientific Co., Inc....................       7,222          40,118
 *New Century Financial Corp...........................      61,000         687,470
 New York Community Bancorp Inc........................      25,974         594,545
 Newmark Homes Corp....................................      21,100         229,990
 Newmil Bancorp, Inc...................................       4,000          59,460
 *Newpark Resources, Inc...............................      27,200         190,128
 Newport Corp..........................................       5,800         103,095
 *Nexell Therapeutics, Inc.............................       5,100          10,506
 *NEXIQ Technologies, Inc..............................       2,200           2,915
 *Nexthealth, Inc......................................      10,600          51,781
 *Niagara Corp.........................................      14,900          24,958
 NL Industries, Inc....................................     121,500       1,735,020
 *NMS Communications Corp..............................     131,200         596,304
 *NMT Medical, Inc.....................................       8,200          49,528
 NN, Inc...............................................       2,300          20,620
 *Nobel Learning Communities, Inc......................       4,900          33,908
 *Norstan, Inc.........................................      18,800          93,906
 *Nortek, Inc..........................................      51,100       1,070,545
 North Central Bancshares, Inc.........................       3,500          76,650
 Northeast Pennsylvania Financial Corp.................       4,800          84,000
 *Northland Cranberries, Inc...........................       9,125           5,429
 Northrim Bank.........................................      12,210         176,129
 Northwest Bancorp, Inc................................       1,600          17,448
 *Northwest Pipe Co....................................      30,100         471,065
 *#Novamed Eyecare, Inc................................      48,619          64,420
 *Novametrix Medical Systems, Inc......................      10,300          72,255
 *Novell, Inc..........................................      23,580         100,333
 *NPS Pharmaceuticals, Inc.............................       1,300          50,083
 *NS Group, Inc........................................      77,100         431,760
 *NTELOS, Inc..........................................      21,700         268,321
 *#NTL, Inc............................................     155,000         286,750
 *Nu Horizons Electronics Corp.........................      54,017         491,559
 *NuCo2, Inc...........................................      17,000         206,465
 *Nuevo Energy Co......................................     118,300       1,372,280
 NUI Corp..............................................       1,195          27,127
 *Numerex Corp. Class A................................      11,700          73,710
 *Nutraceutical International Corp.....................       9,500          35,388
 Nymagic, Inc..........................................       9,400         178,318
 *Oak Technology, Inc..................................      39,800         464,068
 *#Oakwood Homes Corp..................................       6,400          28,480
 *OAO Technology Solutions, Inc........................      35,000          86,800
                                                            SHARES           VALUE+
                                                            ------           ------
 *Obie Media Corp......................................      35,100    $    119,340
 *Oceaneering International, Inc.......................      11,600         236,060
 OceanFirst Financial Corp.............................      20,100         493,154
 *O'Charleys, Inc......................................      13,000         251,615
 *Ocwen Financial Corp.................................     218,600       1,619,826
 *Officemax, Inc.......................................     235,900         724,213
 *Offshore Logistics, Inc..............................     106,200       1,975,851
 Oglebay Norton Co.....................................       9,000         113,220
 *Ohio Casualty Corp...................................     237,800       3,546,787
 Oil-Dri Corp. of America..............................      27,600         193,200
 *Old Dominion Freight Lines, Inc......................       8,500         103,318
 Olin Corp.............................................      22,000         363,440
 *Olympic Steel, Inc...................................       7,500          19,275
 Omnicare, Inc.........................................     176,500       3,773,570
 *OmniVision Technologies, Inc.........................      93,100         560,928
 Omnova Solutions, Inc.................................       2,400          15,600
 *Omtool, Ltd..........................................       9,600           8,160
 *On Command Corp......................................       3,100          10,184
 *One Price Clothing Stores, Inc.......................       2,486           6,426
 *Ontrack Data International, Inc......................      10,800          68,688
 *Onyx Acceptance Corp.................................       8,400          39,690
 *Onyx Pharmacueticals, Inc............................      15,800          87,927
 *Oplink Communications, Inc...........................      74,400         128,340
 *Opti, Inc............................................      43,753         130,821
 *Option Care, Inc.....................................       4,100          69,782
 *OraPharma, Inc.......................................      57,800         206,346
 *Orbital Sciences Corp................................      74,900         292,859
 *Oregon Steel Mills, Inc..............................     116,300         422,169
 *Orleans Homebuilders, Inc............................       1,400           4,900
 *Orthodontic Centers of America, Inc..................         314           8,867
 *Orthologic Corp......................................     113,800         557,051
 Oshkosh Truck Corp. Class B...........................       1,500          63,893
 *OSI Pharmaceutical, Inc..............................      15,600         755,898
 *OSI Systems, Inc.....................................      57,200       1,061,346
 *Osmonics, Inc........................................      20,100         261,300
 *Osteotech, Inc.......................................      52,100         286,811
 *Outlook Group Corp...................................       9,200          43,240
 *Overland Data, Inc...................................      16,400         136,038
 Overseas Shipholding Group, Inc.......................     112,100       2,432,570
 *Overture Services, Inc...............................      22,400         572,880
 *Owens-Illinois, Inc..................................     723,200       5,944,704
 Oxford Industries, Inc................................      14,100         332,760
 *OYO Geospace Corp....................................         500           5,663
 Pacific Century Financial Corp........................     168,800       4,253,760
 *#Pacificare Health Systems, Inc......................     160,300       2,814,067
 *Packaged Ice, Inc....................................       9,900          11,187
 *Packeteer, Inc.......................................      31,149         192,968
 *Pagasus Systems, Inc.................................      86,000       1,128,320
 *PAM Transportation Services, Inc.....................       5,200          51,428
 Pamrapo Bancorp, Inc..................................       3,900          98,475
 *Panera Bread Co......................................      13,800         713,529
 *Paravant, Inc........................................      33,700          80,712
 Park Electrochemical Corp.............................      18,750         473,438
 *Parker Drilling Co...................................     385,300       1,182,871
 *Park-Ohio Holdings Corp..............................      15,400          33,957
 Parkvale Financial Corp...............................       2,400          51,996
 *Parlex Corp..........................................      36,000         387,540
 *Parlux Fragrances, Inc...............................      13,400          22,780
 Patina Oil & Gas Corp.................................      17,100         467,514

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Patterson-UTI Energy, Inc............................       8,800    $    178,420
 *Paxar Corp...........................................      34,800         414,468
 *Paxson Communications Corp...........................      55,000         513,700
 *PC Connection, Inc...................................      45,000         705,825
 *PC Mall, Inc.........................................      15,500          53,398
 *PCD, Inc.............................................      10,500          21,000
 *P-Com, Inc...........................................       2,800             630
 *PC-Tel, Inc..........................................      63,204         551,139
 *Pediatrix Medical Group, Inc.........................      48,100       1,690,715
 *Peerless Manufacturing Co............................       2,400          44,124
 *Peerless Systems Corp................................      27,900          37,944
 *Pegasus Communications Corp. Class A.................     229,200       2,453,586
 Penford Corp..........................................       7,800          95,901
 *#Penn Traffic Co.....................................         600           2,775
 *Penn Treaty American Corp............................       5,200          21,060
 Penn Virginia Corp....................................      11,000         345,950
 Penn-America Group, Inc...............................       9,500          93,290
 Pennfed Financial Services, Inc.......................      15,300         315,486
 *Pentacon, Inc........................................      23,600           7,434
 Pep Boys - Manny, Moe & Jack..........................     126,200       2,094,920
 *Perceptron, Inc......................................       6,400           9,056
 *Perini Corp..........................................       5,800          39,324
 *Perrigo Co...........................................      34,400         429,140
 *Perry Ellis International, Inc.......................      10,300          81,731
 *Per-Se Technologies, Inc.............................       3,300          28,644
 *Personnel Group of America, Inc......................      68,800          51,600
 *Petrocorp, Inc.......................................       5,800          52,664
 *Petroleum Development Corp...........................      67,400         395,975
 *PetSmart, Inc........................................     281,300       2,465,595
 PFF Bancorp, Inc......................................      29,600         796,980
 *Pharmchem Laboratories, Inc..........................       1,000           1,255
 *Phar-Mor, Inc........................................       7,000             350
 *Philadelphia Consolidated Holding Corp...............      20,400         706,758
 Phillips-Van Heusen Corp..............................      54,300         597,300
 *Phoenix Technologies, Ltd............................       4,800          51,768
 *PhotoWorks, Inc......................................      14,300           1,788
 *Piccadilly Cafeterias, Inc...........................      15,600          31,200
 *Pico Holdings, Inc...................................      40,860         550,997
 Pier 1 Imports, Inc...................................      45,700         660,822
 Pilgrims Pride Corp. Class B..........................      98,500       1,393,775
 *Pinnacle Entertainment, Inc..........................      22,700         158,219
 *Pinnacle Systems, Inc................................     187,400       1,038,196
 *Pioneer Natural Resources Co.........................      84,700       1,418,725
 Pioneer Standard Electronics, Inc.....................      96,800       1,090,936
 Pitt-Des Moines, Inc..................................       9,400         300,800
 Pittston Brink's Group................................      48,852       1,006,840
 *Planar Systems, Inc..................................      13,800         265,236
 *PlanVista Corp.......................................       1,000           5,050
 Pocahontas Bancorp, Inc...............................      11,100          93,851
 *Polycom, Inc.........................................       6,485         224,219
 *#Polymedica Industries, Inc..........................      11,200         257,656
 Polymer Group, Inc....................................      62,300          54,201
 Polyone Corp..........................................      48,300         485,415
 *Pomeroy Computer Resource, Inc.......................      41,800         631,180
 Pope & Talbot, Inc....................................      46,500         617,520
 Potlatch Corp.........................................     105,200       2,930,872
 *Powell Industries, Inc...............................       3,900          80,165
                                                            SHARES           VALUE+
                                                            ------           ------
 *Power-One, Inc.......................................      15,200    $    151,772
 *PPT Vision, Inc......................................       1,300           1,827
 Precision Castparts Corp..............................      74,800       1,926,100
 Presidential Life Corp................................      83,200       1,644,864
 *#Previo, Inc.........................................      19,700          26,989
 *Price Communications Corp............................      44,591         818,245
 *Pride International, Inc.............................     255,200       3,266,560
 *Prime Hospitality Corp...............................     175,200       1,759,008
 *Prime Medical Services, Inc..........................      15,200          65,436
 *Primus Knowledge Solutions, Inc......................      23,700          17,183
 *Printronix, Inc......................................      16,600         153,135
 *Proassurance Corp....................................      75,980       1,124,504
 *Procom Technology, Inc...............................      37,700          95,004
 *#Profit Recovery Group International, Inc............     146,700       1,121,522
 *Programmers Paradise, Inc............................       1,400           4,718
 *Protection One, Inc..................................       9,300          22,320
 *Provant, Inc.........................................      30,500          18,758
 *Provell, Inc.........................................       7,600          11,970
 *PSS World Medical, Inc...............................     290,300       2,695,436
 *PTEK Holdings, Inc...................................     166,400         561,600
 Pulaski Financial Corp................................       5,100          85,680
 Pulte Corp............................................     136,565       5,360,176
 *Pure Resources, Inc..................................      20,780         394,820
 *Pure World, Inc......................................      16,500          15,593
 Pyramid Breweries, Inc................................      14,200          32,163
 *Qad, Inc.............................................       1,400           3,829
 *QRS Corp.............................................      50,600         600,622
 *Quaker Fabric Corp...................................      72,300         515,138
 *Quality Dining, Inc..................................      13,800          29,325
 *Quality Systems, Inc.................................       5,800          86,420
 Quanex Corp...........................................      44,300       1,194,771
 *Quanta Services, Inc.................................     121,700       1,892,435
 *Questron Technology, Inc.............................         500             203
 *Quicklogic Corp......................................      48,300         191,027
 *Quipp, Inc...........................................         900          13,001
 *R & B, Inc...........................................      11,100          55,223
 *Racing Champions Corp................................      23,800         244,069
 Radian Group, Inc.....................................         100           3,830
 *Radiance Medical Systems, Inc........................      29,700          34,155
 *Radio One, Inc.......................................      16,100         258,003
 *Railamerica, Inc.....................................     112,900       1,464,878
 *#RailWorks Corp......................................      33,100           4,469
 *Rainbow Technologies, Inc............................      61,400         373,619
 *Range Resources Corp.................................     215,000         900,850
 Raven Industries, Inc.................................      12,000         259,500
 *Ravisent Technologies, Inc...........................      54,200         105,419
 *Raytel Medical Corp..................................       4,600          23,575
 *RCM Technologies, Inc................................      85,500         356,535
 *#RCN Corp............................................      19,900          68,058
 *Recoton Corp.........................................      31,700         422,720
 *Redback Networks, Inc................................     558,500       2,340,115
 *#Redhook Ale Brewery, Inc............................       2,900           4,669
 *Reebok International, Ltd............................       2,800          65,128
 Regal Beloit Corp.....................................      19,300         422,670
 *Regent Communications, Inc...........................      47,800         299,706
 *Rehabilicare, Inc....................................       8,200          27,798
 *Reliability, Inc.....................................      20,300          55,521
 Reliance Steel & Aluminum Co..........................      11,900         290,360

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Remec, Inc...........................................     160,500    $  1,800,008
 *Remington Oil & Gas Corp.............................       4,500          73,755
 *Rent-Way, Inc........................................     179,000       1,118,750
 *Reptron Electronics, Inc.............................      19,500          60,938
 *Republic Bankshares, Inc.............................      34,700         466,195
 *Republic First Bancorp, Inc..........................       1,200           6,264
 *Res-Care, Inc........................................      67,900         584,619
 *Resonate, Inc........................................     233,400         596,337
 *ResortQuest International, Inc.......................      38,100         192,786
 Resource America, Inc.................................      65,300         568,437
 Resource Bancshares Mortgage Group, Inc...............      41,700         424,506
 *Respironics, Inc.....................................      10,600         335,331
 *Restoration Hardware, Inc............................      32,900         214,673
 *Rex Stores Corp......................................      31,650         664,650
 Richardson Electronics, Ltd...........................      11,100         132,923
 Riggs National Corp...................................      22,300         325,023
 *Right Management Consultants, Inc....................      16,650         315,684
 *Rita Medical Systems, Inc............................      17,700          85,757
 *#Rite Aid Corp.......................................     402,000       1,885,380
 *Riviera Tool Co......................................       2,000           2,200
 RLI Corp..............................................      20,200         787,598
 *RMH Teleservices, Inc................................       3,400          59,194
 *Roadhouse Grill, Inc.................................      19,700           7,782
 Roadway Express, Inc..................................       7,500         223,950
 Roanoke Electric Steel Corp...........................      14,100         197,682
 Robbins & Myers, Inc..................................       5,300         125,875
 *#Robotic Vision Systems, Inc.........................      28,300          29,857
 *Rochester Medical Corp...............................       4,400          26,158
 Rock-Tenn Co. Class A.................................      54,300         765,630
 *Rocky Shoes & Boots, Inc.............................       5,300          32,224
 *Rofin-Sinar Technologies, Inc........................      17,200         146,802
 *Rogue Wave Software, Inc.............................      26,700          86,642
 Rouge Industries, Inc. Class A........................      32,800          32,472
 Rowe Furniture Corp...................................      13,000          16,900
 *Royal Appliance Manufacturing Co.....................       2,000          10,000
 RPC, Inc..............................................      20,700         317,745
 RPM, Inc..............................................     288,000       3,980,160
 *RTI International Metals, Inc........................      88,100         788,495
 *RTW, Inc.............................................      87,800         231,353
 *Rush Enterprises, Inc................................       8,600          59,469
 Russ Berrie & Co., Inc................................      10,100         298,455
 Russell Corp..........................................      86,100       1,123,605
 *Ryans Family Steak Houses, Inc.......................     123,900       2,471,805
 Ryder System, Inc.....................................     196,500       4,028,250
 Ryerson Tull, Inc.....................................      81,800         916,160
 Ryland Group, Inc.....................................      27,000       1,621,350
 *S&K Famous Brands, Inc...............................       4,400          38,940
 *S1 Corp..............................................     128,800       1,908,816
 *Safeguard Scientifics, Inc...........................     384,500       1,611,055
 *Safety Components International, Inc.................         129             935
 *SAGA Systems, Inc. Escrow Shares.....................      12,000               0
 *Sage, Inc............................................      31,000         989,520
 *Saks, Inc............................................     243,100       1,993,420
 *#Salton/Maxim Housewares, Inc........................      45,100         760,386
 *San Filippo (John B.) & Son, Inc.....................      12,100          80,768
 Sanderson Farms, Inc..................................       8,900         141,955
 *Sandisk Corp.........................................      61,600         871,024
 *Sapient Corp.........................................     115,500         716,100
                                                            SHARES           VALUE+
                                                            ------           ------
 *Saucony, Inc. Class A................................       4,600    $     23,874
 *Saucony, Inc. Class B................................      29,200         150,526
 *SBA Communications Corp..............................      55,500         657,675
 *Scheid Vineyards, Inc................................      13,600          44,880
 *Schein (Henry), Inc..................................      54,300       2,180,145
 *Schlotzskys, Inc.....................................       6,900          39,917
 Schnitzer Steel Industries, Inc. Class A..............      11,100         143,523
 *Schuff Steel Co......................................         100             252
 *Schuler Homes, Inc...................................      88,700       1,610,792
 Schulman (A.), Inc....................................      96,300       1,254,308
 *SCM Microsystems, Inc................................      35,000         553,700
 SCPIE Holdings, Inc...................................      54,200       1,086,710
 Seaboard Corp.........................................       3,300         900,900
 *Seacor Smit, Inc.....................................      77,250       3,011,978
 *SEEC, Inc............................................      19,800          29,403
 *Segue Software, Inc..................................       6,600          13,695
 *Seitel, Inc..........................................     143,200       1,681,168
 *Selectica, Inc.......................................      64,500         253,485
 Selective Insurance Group, Inc........................      82,900       1,946,078
 *Semitool, Inc........................................      23,600         269,158
 *SEMX Corp............................................      29,800          75,841
 *Sequa Corp. Class A..................................       5,900         274,940
 *Sequenom, Inc........................................      37,200         328,104
 *SeraCare Life Sciences, Inc..........................       6,680          28,891
 *Service Corp. International..........................     372,900       2,188,923
 *Sharper Image Corp...................................      57,600         493,344
 *Shaw Group, Inc......................................       5,400         145,206
 *#Sheldahl, Inc.......................................       5,000           2,875
 *Shiloh Industries, Inc...............................      77,000         151,690
 *Shoe Carnival, Inc...................................      39,400         485,014
 *Shoe Pavilion, Inc...................................       6,600           6,831
 *Shop At Home, Inc....................................      30,600          92,871
 *Shopko Stores, Inc...................................     131,100       1,221,852
 *Sierra Health Services, Inc..........................      45,400         406,330
 *Sifco Industries, Inc................................       2,300          11,500
 *Sight Resource Corp..................................       1,000             180
 *Signal Technology Corp...............................      28,500         122,693
 *SignalSoft Corp......................................     138,400         418,660
 *Silicon Graphics, Inc................................     192,800         412,592
 *Silver Stream Software, Inc..........................      73,100         449,565
 *Simon Transportation Services, Inc...................       7,400           8,954
 *Simon Worldwide, Inc.................................      23,000           2,875
 *Sinclair Broadcast Group, Inc. Class A...............     198,900       1,576,283
 *#Sipex Corp..........................................      50,700         511,817
 *Sitel Corp...........................................     113,800         228,738
 *Six Flags, Inc.......................................     196,900       2,819,608
 SJW Corp..............................................       2,500         220,000
 Skyline Corp..........................................      19,100         580,640
 SLI, Inc..............................................      79,700         259,025
 *Smart & Final Food, Inc..............................      10,800         110,052
 *SmartDisk Corp.......................................      45,200          64,184
 Smith (A.O.) Corp.....................................      49,100         877,908
 *Sola International, Inc..............................      57,100       1,028,942
 *Sonic Automotive, Inc................................      94,400       1,873,840
 *Sonic Foundry, Inc...................................      20,800          57,616
 *SONICblue, Inc.......................................     410,948         912,305
 *#Source Information Management, Inc..................      56,200         210,469

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 South Jersey Industries, Inc..........................      20,900    $    704,330
 *Southern Energy Homes, Inc...........................       2,000           3,720
 *Southern Union Co....................................      71,700       1,254,750
 *Southwall Technologies, Inc..........................       6,200          36,177
 *Southwestern Energy Co...............................     118,900       1,325,735
 *Spacehab, Inc........................................      13,300          13,899
 *Spacelabs Medical, Inc...............................      65,900         683,713
 *Spanish Broadcasting System, Inc.....................     246,700       2,141,356
 Spartan Motors, Inc...................................      18,900         110,565
 *Special Metals Corp..................................       8,000          17,400
 *#Spectrasite Holdings, Inc...........................     340,300       1,032,811
 *Spectrian Corp.......................................      27,300         247,475
 *Spectrum Control, Inc................................      71,100         424,823
 *SpeedFam-IPEC, Inc...................................     235,467         760,558
 *Spherion Corp........................................     184,400       1,650,380
 *Sphinx International, Inc............................       5,400           4,968
 Spiegel, Inc. Class A Non-Voting......................      49,800         225,843
 *Sport-Haley, Inc.....................................       7,000          20,055
 *Sports Authority, Inc................................     135,200         757,120
 *Sports Club Co., Inc.................................       2,000           5,510
 *SportsLine USA, Inc..................................      64,900         188,535
 *SPS Technologies, Inc................................      23,200         760,960
 *SRF/Surgical Express, Inc............................      10,100         151,904
 *SS&C Technologies, Inc...............................      49,400         381,368
 *#SSE Telecom, Inc....................................      12,900             258
 St. Francis Capital Corp..............................       7,500         169,688
 St. Mary Land & Exploration Co........................      12,800         244,224
 *Staar Surgical Co....................................     138,700         564,509
 Staff Leasing, Inc....................................      34,300          59,511
 *Standard Management Corp.............................      19,400         117,855
 *Standard Microsystems Corp...........................      57,100         789,408
 Standard Motor Products, Inc. Class A.................      38,600         526,890
 Standard Pacific Corp.................................      60,200       1,276,240
 Standard Register Co..................................      73,100       1,286,560
 *Stanley Furniture, Inc...............................       3,000          76,170
 *StarMedia Network, Inc...............................       3,300           1,254
 State Auto Financial Corp.............................      56,700         912,870
 State Financial Services Corp. Class A................      16,600         196,129
 Staten Island Bancorp, Inc............................     156,600       2,317,680
 *Steel Dynamics, Inc..................................     134,000       1,381,540
 Steel Technologies, Inc...............................      13,900         113,355
 *Steinway Musical Instruments, Inc....................      25,000         422,500
 Stepan Co.............................................      10,600         250,160
 Sterling Bancorp......................................       3,388          99,302
 *Sterling Financial Corp..............................      22,143         330,484
 Stewart & Stevenson Services, Inc.....................      45,700         813,232
 *Stewart Enterprises, Inc.............................     360,140       2,241,872
 *Stewart Information Services Corp....................      56,100       1,138,269
 Stifel Financial Corp.................................       7,510          78,104
 *Stillwater Mining Co.................................      69,600       1,096,200
 *STM Wireless, Inc. Class A...........................       6,600           9,141
 *Stockwalk.com Group, Inc.............................           1               0
 *Stone Energy Corp....................................      13,852         493,824
 *Stoneridge, Inc......................................     185,000       1,209,900
 *Stratasys, Inc.......................................       3,800          25,460
 *Strategic Distribution, Inc..........................       3,490          27,257
 *Stratus Properties, Inc..............................      13,650         117,254
                                                            SHARES           VALUE+
                                                            ------           ------
 Stride Rite Corp......................................      99,011    $    658,423
 *Strouds, Inc.........................................       5,000              28
 *Suburban Lodges of America, Inc......................      29,300         201,584
 *Successories, Inc....................................       4,300           3,161
 *Summa Industries, Inc................................       4,300          37,819
 *#Sunrise Assisted Living, Inc........................      87,700       2,411,750
 Superior Surgical Manufacturing Co., Inc..............       2,800          26,040
 *Superior Telecom, Inc................................     142,600         161,138
 *Suprema Specialties, Inc.............................       4,000          56,060
 *Supreme Industries, Inc..............................       5,700          21,261
 Susquehanna Bancshares, Inc...........................       4,600          92,552
 *Swift Energy Corp....................................      71,900       1,315,051
 *Swift Transportation, Inc............................      41,140         831,645
 *Switchboard, Inc.....................................      26,900          79,759
 *Sykes Enterprises, Inc...............................      21,800         227,919
 *Sylvan Learning Systems, Inc.........................     125,000       2,479,375
 *Sylvan, Inc..........................................       6,200          71,796
 *Symmetricom, Inc.....................................      75,200         528,656
 *Symphonix Devices, Inc...............................       2,300             702
 *Syms Corp............................................         200           1,090
 Synalloy Corp.........................................      12,200          46,848
 *Synaptic Pharmaceutical Corp.........................      24,100         140,262
 *Synbiotics Corp......................................      20,400           5,202
 *Systemax, Inc........................................      10,600          27,454
 *Tandy Brand Accessories, Inc.........................       1,000           7,370
 *Tandy Crafts, Inc....................................       9,200             460
 Tasty Baking Co.......................................       7,000         126,280
 *TBA Entertainment Corp...............................       6,500          19,500
 *TBC Corp.............................................      61,900         739,396
 *#TCSI Corp...........................................      24,900          13,695
 *TEAM Mucho, Inc......................................         500           1,518
 *Team, Inc............................................       4,300          25,800
 *Technology Solutions Corp............................      41,300          82,394
 Tecumseh Products Co. Class A.........................      46,200       2,158,002
 Tecumseh Products Co. Class B.........................      10,600         476,205
 *Tegal Corp...........................................      44,800          59,360
 *Tenneco Automotive, Inc..............................     129,800         202,488
 *#Terayon Communication Systems, Inc..................     287,032       3,468,782
 *Terex Corp...........................................      82,900       1,528,676
 *Terra Industries, Inc................................     268,100         750,680
 *Tesoro Petroleum Corp................................     148,700       1,873,620
 *Tessco Technologies, Inc.............................       4,200          64,596
 *Tetra Technologies, Inc..............................      31,700         641,291
 Texas Industries, Inc.................................      69,500       2,415,125
 TF Financial Corp.....................................       1,100          23,122
 *TFC Enterprises, Inc.................................      19,100          25,785
 *TheStreet.com, Inc...................................      87,200          99,408
 Thomas & Betts Corp...................................     218,600       4,461,626
 Thomas Industries, Inc................................       3,300          87,780
 *Thorn Apple Valley, Inc..............................         700              14
 Three Rivers Bancorp, Inc.............................      15,100         184,069
 *Tier Technologies, Inc. Class B......................      29,300         504,693
 *TII Industries, Inc..................................       6,900           4,209
 Timberland Bancorp, Inc...............................       9,900         145,283
 Timken Co.............................................     198,100       2,809,058
 *Titan Corp...........................................       5,980         156,198
 Titan International, Inc..............................       1,000           4,880

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Titanium Metals Corp.................................     277,700    $    844,208
 *Todd Shipyards Corp..................................      24,350         206,975
 *Toll Brothers, Inc...................................      44,700       1,620,375
 Toro Co...............................................       3,600         165,240
 *Total Entertainment Restaurant Corp..................       4,700          13,983
 *Tower Air, Inc.......................................       9,700             437
 *Tower Automotive, Inc................................     305,600       2,612,880
 *Tractor Supply Co....................................       6,300         185,346
 *Traffix, Inc.........................................      14,200          82,857
 *Trailer Bridge, Inc..................................      12,300          17,343
 *Trammell Crow Co.....................................      18,800         185,180
 *Trans World Entertainment Corp.......................     142,600       1,147,930
 *Transact Technologies, Inc...........................       5,500          25,383
 *Transmation, Inc.....................................       7,000          10,710
 *Transmedia Network, Inc..............................      12,100          42,229
 *Transmontaigne Oil Co................................      93,800         515,900
 *Transport Corp. of America...........................       2,000          12,280
 *Transportation Components, Inc.......................      30,400             380
 *Transtechnology Corp.................................       6,800          69,360
 *Transwitch Corp......................................      90,000         360,450
 *Travelocity.com, Inc.................................      60,700       1,299,891
 *TRC Companies, Inc...................................       7,600         342,076
 Tredegar Industries, Inc..............................      14,400         249,120
 Trenwick Group, Ltd...................................      40,700         363,858
 *Triad Hospitals, Inc.................................      37,900       1,051,725
 *Trico Marine Services, Inc...........................     184,100       1,178,240
 *Trident Microsystems, Inc............................      43,600         249,610
 *Tridex Corp..........................................       8,500             680
 Trinity Industries, Inc...............................     124,800       3,327,168
 *Tripos, Inc..........................................       5,000          97,900
 *Triumph Group........................................      14,300         430,430
 *#Trump Hotels & Casino Resorts, Inc..................      31,300          43,194
 *Tumbleweed Communications Corp.......................      54,000         199,800
 *Turnstone Systems, Inc...............................     209,100         728,714
 *Tut Systems, Inc.....................................       3,200           4,160
 *Tweeter Home Entertainment Group, Inc................         900          22,248
 Twin Disc, Inc........................................       3,700          48,729
 *Twinlab Corp.........................................       7,700           9,317
 #Tyco International, Ltd..............................       5,606         329,633
 *Tyler Technologies, Inc..............................       6,500          21,905
 *U.S. Aggregates, Inc.................................       9,500             855
 *U.S. Concrete, Inc...................................      40,300         261,950
 U.S. Freightways Corp.................................      29,600       1,007,140
 *U.S. Home & Garden, Inc..............................       3,000           2,085
 U.S. Industries, Inc..................................     533,400       1,173,480
 *U.S. Vision, Inc.....................................       8,600          22,145
 *Ubics, Inc...........................................       9,200           4,922
 *Ugly Duckling Corp...................................      30,700          79,360
 *UICI.................................................     145,100       2,074,930
 UIL Holdings Corp.....................................       1,200          59,700
 *Ultimate Electronics, Inc............................       5,100         131,300
 *Ultrak, Inc..........................................      24,200          38,599
 *Ultralife Batteries, Inc.............................      11,900          52,598
 *Ultratech Stepper, Inc...............................      14,600         211,481
 UMB Financial Corp....................................      21,670         903,856
 Unico American Corp...................................       9,400          58,280
 *Unifab International, Inc............................      12,600           9,702
 *Unifi, Inc...........................................     119,900         773,355
                                                            SHARES           VALUE+
                                                            ------           ------
 Unifirst Corp.........................................       1,200    $     23,976
 *Union Acceptance Corp. Class A.......................       7,700          39,347
 *Uniroyal Technology Corp.............................      66,000         290,070
 *Unit Corp............................................     123,000       1,501,830
 *United Auto Group, Inc...............................      77,100       1,368,525
 United Community Financial Corp.......................      94,800         687,300
 United Fire Casualty Co...............................       5,400         160,731
 United Industrial Corp................................      98,700       1,707,510
 *United Natural Foods, Inc............................      14,200         320,991
 *United Rentals, Inc..................................     232,000       5,050,640
 *United Road Services, Inc............................         600             183
 *United States Energy Corp............................       4,600          18,883
 *United Therapeutics Corp.............................      63,100         573,264
 *Universal Access Global Holdings, Inc................      67,500         263,925
 *Universal American Financial Corp....................       9,200          65,274
 Universal Forest Products, Inc........................      38,100         677,037
 *Universal Stainless & Alloy Products, Inc............      11,800          83,308
 *Unova, Inc...........................................     136,100         657,363
 *Urologix, Inc........................................      14,900         236,985
 *URS Corp.............................................      70,400       1,661,440
 *Ursus Telecom Corp...................................       1,900              19
 *US Liquids, Inc......................................      51,900         275,070
 *US Oncology, Inc.....................................     393,651       2,515,430
 *US Xpress Enterprises, Inc. Class A..................      20,100         145,223
 Usec, Inc.............................................     266,100       2,083,563
 #USG Corp.............................................      28,000         143,360
 USX-US Steel Group....................................     176,600       2,982,774
 *V.I. Technologies, Inc...............................       2,400          18,180
 *VA Linux Systems, Inc................................      31,900          85,811
 *Vail Resorts, Inc....................................     117,700       2,091,529
 *Value City Department Stores, Inc....................     112,100         678,205
 *Valuevision International, Inc. Class A..............      15,900         253,367
 *Vans, Inc............................................      55,400         775,323
 *Varco International, Inc.............................      10,300         145,745
 *#Vari L Co., Inc.....................................       6,500          11,375
 *Variagenics, Inc.....................................      29,400          79,821
 *Variflex, Inc........................................       4,800          25,008
 *Varsity Brands, Inc..................................      10,600          16,748
 *Verilink Corp........................................      49,300          51,765
 *#Veritas DGC, Inc....................................     101,700       1,611,945
 *Verso Technologies, Inc..............................      13,886          16,871
 *Verticalbuyer Inc....................................       1,212               9
 Vesta Insurance Group, Inc............................      62,100         363,285
 *Vestcom International, Inc...........................      13,000          24,180
 *VIA NET.WORKS, Inc...................................      36,000          33,660
 *Viant Corp...........................................      15,000          19,575
 *Vicon Industries, Inc................................       9,100          27,482
 Vintage Petroleum, Inc................................      45,800         567,004
 *Visual Networks, Inc.................................       3,400          10,591
 *Volt Information Sciences, Inc.......................      47,600         605,948
 Vulcan International Corp.............................         400          15,200
 *Vysis, Inc...........................................       2,000          60,920
 Wabash National Corp..................................      75,100         604,555
 *#Wackenhut Corp. Class A.............................       9,100         226,590
 *Wackenhut Corp. Class B Non-Voting...................       7,100         132,415
 *Walker Interactive Systems, Inc......................      13,700          11,234
 Wallace Computer Services, Inc........................     104,600       1,789,706

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Walter Industries, Inc................................       6,600    $     69,960
 Washington Savings Bank FSB...........................       1,600           9,456
 *Waste Connections, Inc...............................      35,800       1,048,045
 Watsco, Inc. Class A..................................      74,400         956,040
 Watts Industries, Inc. Class A........................      37,700         499,902
 Wausau-Mosinee Paper Corp.............................     122,700       1,263,810
 Waypoint Financial Corp...............................       6,347          92,539
 *#Webb Interactive Services, Inc......................       3,800           2,318
 Weider Nutrition International, Inc...................      13,800          21,390
 Wellman, Inc..........................................     174,200       2,383,056
 Werner Enterprises, Inc...............................      99,500       2,382,528
 *West Marine, Inc.....................................      78,100       1,014,519
 *Westaff, Inc.........................................      11,100          22,977
 Westbank Corp.........................................       2,800          26,320
 *Westcoast Hospitality Corp...........................      23,500         148,050
 Westcorp, Inc.........................................      56,340         997,218
 *Westell Technologies, Inc............................     260,700         577,451
 Western Ohio Financial Corp...........................         800          15,380
 *Western Water Co.....................................       1,100             512
 *Westport Resources Corp..............................       8,332         144,810
 *Wet Seal, Inc. Class A...............................      21,150         446,688
 *WFS Financial, Inc...................................      20,400         481,440
 *Wild Oats Markets, Inc...............................      95,100         902,024
 *Williams Clayton Energy, Inc.........................      24,200         334,686
 *Willis Lease Finance Corp............................      15,900          51,516
 *Wilshire Oil Co. of Texas............................      11,000          35,750
 *Wilsons The Leather Experts, Inc.....................       4,400          51,590
 *#Wink Communications, Inc............................      86,500         112,883
 *Wire One Technologies, Inc...........................      10,800          74,142
 *Wiser Oil Co.........................................      35,200         171,776
 Wolohan Lumber Co.....................................         300           5,700
 *Wolverine Tube, Inc..................................      53,200         690,536
 Wolverine World Wide, Inc.............................       6,500          97,435
 Woodward Governor Co..................................      16,800         867,300
 *Workflow Management, Inc.............................      43,800         133,152
 *Workgroup Technology Corp............................       1,075             317
 *World Acceptance Corp................................      44,200         303,875
 World Fuel Services Corp..............................      28,400         451,276
 *WorldQuest Networks, Inc.............................       4,800          13,128
 *Worldwide Restaurant Concepts, Inc...................      13,700          16,440
 Worthington Industries, Inc...........................     281,700       4,169,160
 *Wyndham International, Inc...........................     418,000         246,620
 *Xeta Corp............................................      15,300          75,123
 *Xetel Corp...........................................      43,900          34,023
                                                            SHARES           VALUE+
                                                            ------           ------
 *#XO Communications, Inc..............................     104,700    $    107,841
 Yardville National Bancorp............................       8,600         105,995
 *Yellow Corp..........................................     109,900       2,693,649
 *York Group, Inc......................................      20,300         222,996
 York International Corp...............................      57,000       2,080,500
 *Zap.com Corp.........................................         380             140
 *Zapata Corp..........................................       1,170          25,974
 Zenith National Insurance Corp........................      29,400         784,980
 *Zoltek Companies, Inc................................      67,200         200,928
 *#Zonagen, Inc........................................      26,700         121,619
 *Zones, Inc...........................................      31,450          28,148
 *Zoran Corp...........................................      11,500         398,303
 *Zygo Corp............................................      66,700       1,138,236
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $702,351,521)..................................                 829,310,162
                                                                       ------------

RIGHTS/WARRANTS -- (0.0%)
 *Forcenergy, Inc. Warrants 02/15/04...................         191           1,982

                                                            ------           ------
 *Forcenergy, Inc. Warrants 02/15/05...................         191           1,700
 *Safety Components International, Inc. Warrants
   04/10/03............................................         554              55
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $10,154).......................................                       3,737
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.3%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $10,816,331) to be
   repurchased at $10,656,776
   (Cost $10,655,000)..................................    $ 10,655      10,655,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $713,016,675)++................................                $839,968,899
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $714,234,193.

                See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.9%)
 *1-800 CONTACTS, Inc..................................      6,900     $     99,463
 *3-D Systems Corp.....................................      5,600           62,552
 *#3DO Co..............................................     16,500           38,197
 *3TEC Energy Corp.....................................      7,200          104,364
 *7-Eleven, Inc........................................     21,900          268,275
 *#8X8, Inc............................................      4,600            4,255
 *99 Cents Only Stores.................................     10,500          404,250
 *#A. B. Watley Group, Inc.............................      5,500           15,400
 *A.C. Moore Arts & Crafts, Inc........................      1,900           54,349
 *aaiPharma, Inc.......................................      4,800           97,728
 *AAON, Inc............................................      2,400           50,376
 AAR Corp..............................................     13,400          109,210
 Aaron Rents, Inc. Class A.............................        700           10,045
 *#Aastrom Biosciences, Inc............................        100              109
 *Abaxis, Inc..........................................      9,600           42,720
 ABC Bancorp...........................................        840           11,088
 *ABC Rail Products Corp...............................     11,900            1,547
 Abington Bancorp, Inc.................................        100            1,535
 *#Abiomed, Inc........................................     12,400          235,352
 ABM Industries, Inc...................................     13,100          395,620
 *Acacia Research Corp.................................      9,290          103,026
 *Acceptance Insurance Companies, Inc..................      3,600           18,828
 *Access Worldwide Communications, Inc.................      1,900            1,738
 *#Acclaim Entertainment, Inc..........................      5,700           31,093
 *Accredo Health, Inc..................................     15,600          576,420
 *#Accrue Software, Inc................................      6,500            2,502
 *Ace Cash Express, Inc................................      5,000           45,150
 *Ace Comm Corp........................................      2,700            3,267
 Aceto Corp............................................      1,100           10,307
 *Ackerley Group, Inc..................................     13,500          221,265
 *Acme Communications, Inc.............................      3,000           21,375
 *Acme United Corp.....................................      1,100            3,410
 *Acorn Products, Inc..................................        200               87
 *#ACT Manufacturing, Inc..............................      7,650            9,945
 *Actel Corp...........................................     12,100          230,868
 *Acterna Corp.........................................     59,100          184,687
 *Action Performance Companies, Inc....................     10,200          337,314
 *Active Power, Inc....................................      6,800           40,528
 *Activision, Inc......................................     26,000          647,010
 *#Actrade Financial Technologies, Ltd.................      5,400          150,660
 *Actuant Corp.........................................      4,760          132,804
 *Actuate Corp.........................................     30,100          143,426
 *ACTV, Inc............................................     22,900           37,327
 *Acxiom Corp..........................................     45,100          582,466
 Adams Resources & Energy, Inc.........................        800            5,776
 *Adaptec, Inc.........................................     42,100          578,033
 *ADE Corp.............................................      6,300           63,157
 *#Adelphia Business Solutions, Inc....................     15,800           10,507
 *Adept Technology, Inc................................      7,900           31,837
 *Administaff, Inc.....................................     13,600          396,848
 *Adtran, Inc..........................................     15,900          414,751
 *Advance Auto Parts Inc...............................      2,577          110,424
 *Advance Lighting Technologies, Inc...................     11,100           19,480
 *Advance PCS..........................................     12,400          344,038
                                                            SHARES           VALUE+
                                                            ------           ------
 *Advanced Digital Information Corp....................     39,100     $    612,110
 *Advanced Energy Industries, Inc......................     17,500          414,662
 *Advanced Fibre Communications........................      4,600           89,654
 Advanced Marketing Services, Inc......................      9,675          164,959
 *Advanced Neuromodulation Systems, Inc................      3,700           99,641
 *Advanced Power Technology, Inc.......................      1,800           18,405
 *Advanced Tissue Sciences, Inc........................     33,100          127,269
 Advanta Corp. Class A.................................      5,200           47,216
 Advanta Corp. Class B Non-Voting......................      8,600           69,144
 *Advent Software, Inc.................................      7,800          390,975
 *Advo, Inc............................................     10,200          389,640
 *Aehr Test Systems....................................        700            2,712
 *#AEP Industries, Inc.................................        500           11,252
 *Aeroflex, Inc........................................     31,300          507,529
 *Aerosonic Corp.......................................        500            9,900
 *Aerovox, Inc.........................................      1,500               17
 *Aether Systems, Inc..................................      2,400           17,916
 *Aetrium, Inc.........................................      4,700            6,274
 *Affiliated Managers Group, Inc.......................      3,500          237,475
 *Affinity Technology Group, Inc.......................      2,400              174
 *Affymetrix, Inc......................................     23,100          836,797
 *Aftermarket Technology Corp..........................     10,300          195,030
 *AG Services America, Inc.............................      1,300           13,390
 Agco Corp.............................................     38,769          540,828
 *Agile Software Corp..................................     28,700          378,696
 AGL Resources, Inc....................................      9,100          195,013
 *AHL Services, Inc....................................      7,700           15,438
 *AHT Corp.............................................      2,700               11
 *Air Methods Corp.....................................      3,800           19,855
 Airborne, Inc.........................................     24,000          322,320
 *Airgas, Inc..........................................     36,100          545,110
 *AirGate PCS, Inc.....................................      3,100          162,285
 *Airnet Communications Corp...........................      3,100            2,216
 *Airnet Systems, Inc..................................      1,800           11,160
 *Airtran Holdings, Inc................................     40,900          255,216
 AK Steel Holding Corp.................................      2,900           30,740
 *#Akamai Technologies, Inc............................     52,000          300,300
 *Akorn, Inc...........................................      9,700           37,830
 *Aksys, Ltd...........................................     10,200           72,879
 Alabama National Bancorporation.......................      2,200           69,025
 Alamo Group, Inc......................................      1,500           19,575
 *Alaris Medical, Inc..................................     11,100           37,740
 *Alaska Air Group, Inc................................     15,000          429,750
 *Alaska Communications Systems Group, Inc.............      4,500           36,360
 *Albany International Corp. Class A...................     23,464          474,911
 *Albany Molecular Research, Inc.......................     18,100          418,381
 Albemarle Corp........................................     13,200          293,964
 *Alcide Corp..........................................        600           14,667
 Alexander & Baldwin, Inc..............................      9,700          233,430
 *Alexion Pharmaceuticals, Inc.........................      9,100          193,238
 Alfa Corp.............................................     25,374          552,773
 Alico, Inc............................................        700           21,255
 *All American Semiconductor, Inc......................      1,800            6,093
 *Allegiance Telecom, Inc..............................     51,800          414,659
 Allegiant Bancorp, Inc................................      1,600           20,160

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Allen Organ Co. Class B...............................        200     $      6,500
 *Allen Telecom, Inc...................................     16,800          148,680
 *Alliance Fiber Optic Products, Inc...................      4,000            7,500
 *Alliance Gaming Corp.................................      1,200           31,668
 *#Alliance Pharmaceutical Corp........................      2,800            8,498
 *Alliance Semiconductor Corp..........................     20,700          222,111
 *Alliant Techsystems, Inc.............................      5,400          425,520
 *Allied Healthcare Products, Inc......................        800            2,820
 *Allied Research Corp.................................      1,100           13,145
 *Allied Riser Communications..........................      7,000            1,015
 *Allou Health & Beauty Care, Inc. Class A.............      2,800           16,660
 *#Alloy Online, Inc...................................     11,500          190,325
 *Allsctipts Healthcare Solutions, Inc.................     19,000           60,420
 *Alltrista Corp.......................................      2,000           31,800
 *Alpha Industries, Inc................................     19,900          477,699
 *Alpha Technologies Group, Inc........................      4,080           20,502
 #Alpharma, Inc. Class A...............................     10,700          256,586
 *Alpine Group, Inc....................................      2,580            4,489
 *#Alterra Healthcare Corp.............................      1,500              225
 Ambanc Holding Co., Inc...............................        900           19,080
 Ambassadors, Inc......................................      2,000           37,900
 *AMC Entertainment, Inc...............................     11,700          164,853
 Amcast Industrial Corp................................      3,600           18,000
 Amcol International Corp..............................     14,000           80,780
 Amcore Financial, Inc.................................     15,900          357,352
 *Amerco, Inc..........................................      9,600          172,848
 *America Services Group, Inc..........................        200            1,195
 *America West Holdings Corp. Class B..................     14,000           36,400
 *#American Aircarriers Support, Inc...................      2,200                2
 *American Axle & Manufacturing Holdings, Inc..........      2,300           44,735
 American Bancorporation Ohio..........................      1,000           20,755
 American Bank of Connecticut..........................        500           16,000
 American Biltrite, Inc................................        500            6,250
 #American Business Financial Services, Inc............      1,870           37,073
 American Capital Strategies, Ltd......................     15,900          441,066
 *American Classic Voyages Co..........................      9,500              285
 *American Dental Partners, Inc........................      1,900           13,509
 *American Eagle Outfitters, Inc.......................     24,900          608,805
 *American Ecology Corp................................      2,700            5,143
 American Greetings Corp. Class A......................     29,600          386,280
 *American Healthcorp, Inc.............................      3,750          124,294
 #American Home Mortgage Holdings, Inc.................      1,600           23,104
 *American Italian Pasta Co............................      9,000          333,900
 *American Management Systems, Inc.....................     20,300          311,503
 *American Medical Security Group, Inc.................      2,500           25,500
 *American Medical Systems Holdings, Inc...............     12,600          215,586
 *American Physicians Services Group, Inc..............        500            1,627
 *#American Retirement Corp............................      6,200           11,532
 *American Science & Engineering, Inc..................        700           12,670
 *American Skiing Co...................................      5,400            4,590
 *American Software, Inc. Class A......................      1,200            2,310
 American States Water Co..............................      5,400          191,646
 *American Superconductor Corp.........................     10,500          143,535
                                                            SHARES           VALUE+
                                                            ------           ------
 *American Technical Ceramics Corp.....................      4,600     $     45,540
 American Vanguard Corp................................        440            7,480
 *American Wagering, Inc...............................      2,400              612
 *American West Bancorporation.........................      1,650           18,909
 American Woodmark Corp................................      1,800           79,731
 Americana Bancorp, Inc................................        400            5,048
 *Ameripath, Inc.......................................     12,600          362,943
 AmeriServe Financial, Inc.............................      4,200           18,963
 *Ameristar Casinos, Inc...............................      3,000           71,250
 *#Ameritrade Holding Corp.............................     78,700          468,658
 Ameron, Inc...........................................      1,000           66,350
 AmerUs Group Co.......................................      7,000          243,530
 *#Ames Department Stores, Inc.........................     11,600            3,074
 Ametek, Inc...........................................     12,600          363,510
 Ampco-Pittsburgh Corp.................................        900            8,298
 *Ampex Corp. Class A..................................      4,400              836
 *Amrep Corp...........................................      1,400            7,490
 *Amsurg Corp..........................................        900           23,895
 *Amtran, Inc..........................................      1,500           17,820
 *AMX Corp.............................................      4,200           10,794
 *#Amylin Pharmaceuticals, Inc.........................     34,400          310,632
 *Anacomp, Inc.........................................      3,500              157
 *Anadigics, Inc.......................................     14,950          251,758
 Analogic Corp.........................................      3,900          143,637
 Analysts International Corp...........................     11,500           42,377
 *Anaren Microwave, Inc................................     18,200          297,388
 Anchor Bancorp Wisconsin, Inc.........................      8,200          147,026
 *Anchor Gaming, Inc...................................      5,700          347,728
 Andersons, Inc........................................        900            8,730
 *#Andrea Electronics Corp.............................      2,200            1,518
 *#Angeion Corp........................................        500              322
 Angelica Corp.........................................      2,400           24,000
 *Anika Therapeutics, Inc..............................      2,200            2,112
 *Anixter International, Inc...........................     16,100          463,197
 *Ann Taylor Stores Corp...............................     15,000          409,050
 *Ansoft Corp..........................................      7,300          115,486
 *AnswerThink Consulting Group, Inc....................     27,200          168,368
 *Ansys, Inc...........................................      7,900          196,986
 *Anthony and Sylvan Pools Corp........................        474            3,409
 *Antigenics, Inc......................................        874           14,884
 *AP Pharma, Inc.......................................     10,100           24,139
 *APA Optics, Inc......................................      6,300           17,262
 *APAC Teleservices, Inc...............................     28,000           82,880
 *Aphton Corp..........................................      7,500          129,487
 Apogee Enterprises, Inc...............................      4,100           63,263
 Applebees International, Inc..........................     21,500          716,917
 *Applica, Inc.........................................     13,900          110,505
 *Applied Extrusion Technologies, Inc..................      7,700           58,366
 *Applied Films Corp...................................      3,000           86,715
 *Applied Graphics Technologies, Inc...................      4,520            1,582
 *Applied Imaging Corp.................................      6,900           20,010
 Applied Industrial Technologies, Inc..................      9,900          181,269
 *Applied Innovation, Inc..............................      9,500           71,677
 *Applied Microsystems Corp............................      1,200            1,290
 Applied Signal Technologies, Inc......................      5,800           51,243
 *#AppliedTheory Corp..................................      4,200              777
 *Applix, Inc..........................................      5,600           10,472
 *Apria Healthcare Group, Inc..........................     27,000          649,620
 Aptargroup, Inc.......................................     13,800          452,640
 *Aradigm Corp.........................................     12,600           86,625
 *Arch Capital Group, Ltd..............................      5,000          118,625

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Arch Chemicals, Inc...................................     11,100     $    241,980
 Arch Coal, Inc........................................     19,100          381,809
 Arctic Cat, Inc.......................................      8,600          143,319
 *Arden Group, Inc. Class A............................        300           17,707
 Area Bancshares Corp..................................      7,350          135,166
 *Arena Pharmaceuticals, Inc...........................     16,500          182,902
 Argonaut Group, Inc...................................     11,000          190,630
 *Argonaut Technologoes, Inc...........................      3,500           11,235
 *Argosy Gaming Corp...................................     17,300          567,440
 *Arguss Holdings, Inc.................................      7,200           21,456
 *Ariad Pharmaceuticals, Inc...........................     18,000           77,310
 *Ariba, Inc...........................................     37,500          160,687
 *Ariel Corp...........................................        900               31
 *Ark Restaurants Corp.................................        300            1,920
 *Arkansas Best Corp...................................     12,000          293,580
 *Arlington Hospitality, Inc...........................      1,000            2,595
 *Armor Holdings, Inc..................................     14,800          341,880
 Arnold Industries, Inc................................     14,800          321,678
 *Arqule, Inc..........................................     10,200          130,917
 *Arrhythmia Research Technology, Inc..................        500            1,425
 *Arris Group, Inc.....................................     37,400          303,875
 Arrow Financial Corp..................................      2,940           87,553
 Arrow International, Inc..............................      5,600          212,380
 *Art Technology Group, Inc............................     32,800          103,812
 Artesian Resources Corp. Class A......................        300            8,632
 *Artesyn Technologies, Inc............................     20,300          161,385
 *Arthrocare Corp......................................     13,300          217,987
 *Artisan Components, Inc..............................      8,100          105,057
 *#Artisoft, Inc.......................................      9,400           14,476
 Arvinmeritor, Inc.....................................     36,500          658,825
 ASB Financial Corp....................................        200            2,148
 *Ascential Software Corp..............................     57,500          238,337
 *Ashworth, Inc........................................      8,000           39,960
 *Aspect Communications Corp...........................     30,700           98,240
 *Aspect Medical Systems, Inc..........................      3,000           29,325
 *Aspen Technology, Inc................................     17,300          227,927
 Associated Materials, Inc.............................      1,400           44,765
 *Astea International, Inc.............................      1,100              957
 *Astec Industries, Inc................................     10,000          139,150
 Astro-Med, Inc........................................        800            3,072
 *Astronics Corp.......................................        900           12,024
 *Astronics Corp. Class B..............................        315            4,292
 *#AstroPower, Inc.....................................      7,400          270,174
 *ASV, Inc.............................................      1,100           12,292
 *Asyst Technologies, Inc..............................     19,500          217,912
 *AtheroGenics, Inc....................................      4,400           19,206
 *Atlantic American Corp...............................      1,900            3,619
 *Atlantic Coast Airlines, Inc.........................     21,200          438,946
 *Atlantic Data Services, Inc..........................      1,000            1,695
 *Atlas Air, Inc.......................................     19,200          298,944
 *ATMI, Inc............................................     15,100          341,335
 Atmos Energy Corp.....................................     42,800          838,880
 *ATP Oil & Gas Corp...................................      3,300           16,318
 *Atrion Corp..........................................        400           13,652
 *Atrix Labs, Inc......................................      7,500          187,200
 *ATS Medical, Inc.....................................     11,700           50,427
 *Atwood Oceanics, Inc.................................      8,300          266,430
 *Audiovox Corp. Class A...............................     10,100           73,225
 *August Technology Corp...............................      3,000           23,715
 *Ault, Inc............................................      2,200            8,613
 *Aurora Foods, Inc....................................     35,800          187,950
                                                            SHARES           VALUE+
                                                            ------           ------
 *Auspex Systems, Inc..................................     18,100     $     25,883
 *Authentidate Holding Corp............................      7,000           27,475
 *#autobytel.com, Inc..................................      4,100            5,719
 *Autoimmune, Inc......................................      5,900            7,021
 *Avalon Holding Corp. Class A.........................        500            1,350
 *Avanex Corp..........................................     31,500          228,217
 *Avanir Pharmaceuticals Class A.......................     28,800           97,632
 *Avant Corp...........................................     19,800          203,346
 *Avant Immunotherapeutics, Inc........................     30,300          116,503
 *Avatar Holdings, Inc.................................      2,100           49,549
 *Avax Technologies, Inc...............................      1,000              675
 *Avi Biopharma, Inc...................................     11,800          112,336
 *Aviall, Inc..........................................      9,200           48,024
 *#Aviation Sales Co...................................      9,000            3,960
 *Avici System, Inc....................................      1,500            4,305
 *Avid Technology, Inc.................................     15,100          159,078
 *AVIDYN, Inc..........................................        200              668
 *Avigen, Inc..........................................     12,000          119,280
 *Aviron...............................................     18,700          692,367
 Avista Corp...........................................     28,300          341,015
 Avnet, Inc............................................     12,948          307,515
 *Avocent Corp.........................................     22,290          530,836
 *#Avteam, Inc. Class A................................      2,400                8
 *Aware, Inc...........................................     13,600           68,544
 *AXS-One, Inc.........................................      2,500              825
 *Axsys Technologies, Inc..............................      1,900           16,881
 *AXT, Inc.............................................     12,400          165,974
 *Aztar Corp...........................................     18,100          286,885
 AZZ, Inc..............................................      2,400           50,592
 Badger Meter, Inc.....................................        400            8,600
 *Badger Paper Mills, Inc..............................        300            1,350
 Bairnco Corp..........................................      2,000           11,860
 *Baker (Michael) Corp.................................      1,700           23,120
 *Balanced Care Corp...................................      3,300              759
 Balchem Corp..........................................      1,200           23,700
 Baldor Electric Co....................................     20,300          416,556
 Baldwin & Lyons, Inc. Class A.........................        200            4,669
 Baldwin & Lyons, Inc. Class B.........................      1,100           27,164
 *Baldwin Technology, Inc. Class A.....................      1,500            1,875
 *Ballantyne Omaha, Inc................................      3,100            1,860
 *Bally Total Fitness Holding Corp.....................     14,600          310,104
 *Baltek Corp..........................................        400            2,782
 Bancfirst Ohio Corp...................................        735           16,339
 *Bancinsurance Corp...................................      1,100            5,115
 Bancorp Connecticut, Inc..............................      1,000           18,950
 BancorpSouth, Inc.....................................     22,250          343,540
 Bandag, Inc...........................................      4,500          139,500
 Bandag, Inc. Class A..................................      2,400           64,320
 Bank of Granite Corp..................................      2,500           50,987
 *Bank Plus Corp.......................................      2,200           15,653
 *Bank United Financial Corp. Class A..................     14,200          199,936
 BankAtlantic Bancorp, Inc. Class A....................        150            1,200
 Banknorth Group, Inc..................................      3,632           78,833
 *Bankrate, Inc........................................      1,300              942
 Banner Corp...........................................      5,710           91,588
 Banta Corp............................................     13,500          388,530
 Barnes Group, Inc.....................................      5,600          122,080
 Barnwell Industries, Inc..............................        200            4,070
 *Barr Laboratories, Inc...............................      3,356          245,156
 *Barra, Inc...........................................     12,850          600,416
 Bassett Furniture Industries, Inc.....................      5,900           85,845

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bay State Bancorp, Inc................................        500     $     18,400
 *Bay View Capital Corp................................     35,100          255,879
 *Baycorp Holdings, Ltd................................      4,200           38,640
 *Be Aerospace, Inc....................................     21,100          175,974
 *Beacon Power Corp....................................        111              100
 *Beazer Homes USA, Inc................................      5,100          341,700
 *Bebe Stores, Inc.....................................     15,200          280,820
 *BEI Electronics, Inc.................................      1,900           12,635
 BEI Technologies, Inc.................................      8,600          157,466
 *Bel Fuse, Inc. Class A...............................        700           14,402
 Belden, Inc...........................................     14,700          318,990
 *Bell Industries, Inc.................................      4,400            9,680
 *Bell Microproducts, Inc..............................      9,550          105,671
 *Benchmark Electronics, Inc...........................     11,400          217,968
 *Benihana, Inc........................................        500            5,975
 *Bentley Pharmaceuticals, Inc.........................      3,600           32,040
 *Benton Oil & Gas Co..................................      9,500           13,110
 Berkley (W.R.) Corp...................................      6,700          358,450
 Berry Petroleum Corp. Class A.........................     10,600          163,770
 *#Bethlehem Steel Corp................................     47,800           17,686
 *Beverly Enterprises..................................     47,100          428,610
 BHA Group Holdings, Inc. Class A......................      1,300           19,175
 *Big City Radio, Inc..................................      1,000            1,150
 *Big Dog Holdings, Inc................................      1,200            3,666
 Big Lots, Inc.........................................     61,800          580,920
 *billserv.com, Inc....................................      1,500            1,935
 *BindView Development Corp............................      8,200            9,881
 *Bio Technology General Corp..........................     28,400          238,134
 *Bio Vascular, Inc....................................      5,500           42,515
 *Biocryst Pharmaceuticals, Inc........................     10,500           39,112
 *#BioMarin Pharmaceutical, Inc........................     22,700          272,627
 *#Bionova Holdings Corp...............................      4,100            1,476
 *Bio-Rad Laboratories, Inc. Class A...................        600           37,860
 *BioReliance Corp.....................................        500           13,572
 *Biosite Diagnostics, Inc.............................      8,400          138,558
 *Biosource International, Inc.........................      6,300           50,431
 *Biospecifics Technologies Corp.......................        700            1,246
 *BioTransplant, Inc...................................     10,100           77,164
 *Birmingham Steel Corp................................        600              162
 *Bitstream, Inc.......................................      4,900           25,259
 *Black Box Corp.......................................      7,800          410,592
 *Black Hawk Gaming & Development, Inc.................        800            7,992
 Black Hills Corp......................................     42,300        1,300,725
 *Blackrock, Inc.......................................      4,500          174,510
 Blair Corp............................................      2,800           52,500
 *Blonder Tongue Laboratories, Inc.....................      2,300            7,590
 *Blount International, Inc............................      7,700           27,797
 *#Blue Rhino Corp.....................................      2,300           11,672
 Blyth, Inc............................................     13,800          276,000
 BMC Industries, Inc...................................     15,900           45,315
 *BNS Co. Class A......................................      1,280            2,995
 Bob Evans Farms, Inc..................................     21,200          467,354
 *Boca Resorts, Inc....................................     20,300          245,021
 *Bogen Communications International, Inc..............      5,100           14,739
 *BOK Financial Corp...................................      1,485           46,978
 *Bolder Technologies Corp.............................        500                0
 *Bolt Technology Corp.................................      1,300            5,850
 *Bone Care International, Inc.........................      6,500          123,012
 *Bon-Ton Stores, Inc..................................      7,200           20,880
                                                            SHARES           VALUE+
                                                            ------           ------
 *Books-a-Million, Inc.................................     10,900     $     36,896
 Borg Warner Automotive, Inc...........................      6,300          289,800
 *Borland Software Corp................................     38,100          550,164
 *Boron, Lepore and Associates, Inc....................      7,000           93,765
 Boston Acoustics, Inc.................................      1,000            9,365
 *Boston Beer Company, Inc. Class A....................      6,300           86,940
 *Boston Biomedical, Inc...............................        100              296
 *Boston Communications Group, Inc.....................     10,200          102,102
 Boston Private Financial Holdings, Inc................      7,800          157,560
 Bostonfed Bancorp, Inc................................        700           16,170
 *Bottomline Technologies, Inc.........................      7,400           53,539
 Bowne & Co., Inc......................................     16,900          219,193
 *Boyd Gaming Corp.....................................     31,100          162,653
 *Boyds Collection, Ltd................................     22,700          164,121
 *#Bradlees, Inc.......................................      1,600                7
 *Bradley Pharmaceuticals, Inc. Class A................      5,000           84,250
 Brady (W.H.) Co. Class A..............................     10,500          335,475
 *Braun Consulting, Inc................................     12,100           50,275
 Bridgford Foods Corp..................................      1,000           12,500
 Briggs & Stratton Corp................................      7,600          293,512
 *Brigham Exploration Co...............................      5,900           14,573
 *Bright Horizons Family Solutions, Inc................      2,000           48,800
 *Brightpoint, Inc.....................................     27,900           89,698
 *Brilliant Digital Entertainment, Inc.................      3,900            1,170
 *Brio Technology, Inc.................................     13,000           27,430
 *#Britesmile, Inc.....................................     18,800           77,926
 *#Broadvision, Inc....................................     59,200          177,896
 Brookline Bancorp, Inc................................     13,700          209,267
 *#Brooks Automation, Inc..............................     11,300          415,331
 *Brookstone, Inc......................................      4,200           46,725
 *Brooktrout Technology, Inc...........................      7,500           44,662
 *Brown (Tom), Inc.....................................     18,600          434,775
 Brown and Brown, Inc..................................     20,800          605,696
 Brown Shoe Company, Inc...............................      5,100           74,970
 Brush Wellman, Inc....................................      8,200           95,120
 BSB Bancorp, Inc......................................      5,200          131,794
 *BTU International, Inc...............................      3,100           10,757
 *Buca, Inc............................................      8,500          123,037
 *Buckeye Technology, Inc..............................     15,800          153,892
 *Buckle, Inc..........................................     12,200          244,000
 *#Budget Group, Inc...................................      1,350            1,134
 *Building Materials Holding Corp......................      6,400           70,016
 *Bull Run Corp........................................      2,300            1,748
 Burlington Coat Factory Warehouse Corp................     20,900          349,030
 Bush Industries, Inc. Class A.........................      1,700           20,400
 *Butler International, Inc............................      4,700            9,517
 Butler Manufacturing Co...............................      1,700           44,659
 C & D Technologies, Inc...............................     28,700          591,220
 *Cable Design Techologies Corp........................     23,100          285,747
 Cabot Oil & Gas Corp. Class A.........................     17,500          386,575
 *CacheFlow, Inc.......................................      8,200           14,719
 *Caci International, Inc. Class A.....................      6,700          495,632
 *Cadiz, Inc...........................................     17,800          141,065
 Cadmus Communications Corp............................      2,700           26,460
 *Cal Dive International, Inc..........................     16,300          348,412
 Calgon Carbon Corp....................................     19,400          170,526
 *Caliber Learning Network, Inc........................      1,200                2
 *Calico Commerce, Inc.................................      7,400            1,036

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *California Amplifier, Inc............................      8,200     $     39,811
 *California Coastal Communities, Inc..................      1,700            7,480
 California First National Bancorp.....................      1,300           15,210
 *California Micro Devices Corp........................      6,600           28,875
 California Water Service Group........................      7,300          193,450
 Callaway Golf Co......................................     27,800          443,410
 *Callon Petroleum Co..................................      8,000           47,200
 #Cal-Maine Foods, Inc.................................      3,300           12,292
 *Calton, Inc..........................................      2,100            1,155
 *CAM Commerce Solutions, Inc..........................      1,400            5,642
 Cambrex Corp..........................................     12,900          501,552
 *Cambridge Heart, Inc.................................      8,500           15,172
 Camco Financial Corp..................................      1,400           16,870
 *Caminus Corp.........................................      7,900          144,451
 *Candela Laser Corp...................................      5,700           22,116
 *Candlewood Hotel Co., Inc............................      2,300            4,243
 *Cannondale Corp......................................      3,700            7,640
 *Cantel Industries, Inc. Class B......................      1,132           23,687
 *Canterbury Information Technology, Inc...............      3,700            3,071
 *Capital Corp. of the West............................        945           14,057
 *Capital Crossing Bank................................      1,500           32,197
 *Capital Pacific Holdings, Inc........................      2,800           10,640
 Capital Properties, Inc. RI...........................        500            4,687
 *Capital Senior Living Corp...........................      3,900            7,878
 Capitol Bancorp, Ltd..................................      1,700           22,737
 Capitol Federal Financial.............................      1,300           26,195
 Capitol Transamerica Corp.............................      1,000           16,275
 *Captaris, Inc........................................     17,700           52,303
 Caraustar Industries, Inc.............................     13,100           88,752
 *Carbide/Graphite Group, Inc..........................        400                4
 Carbo Ceramics, Inc...................................      3,700          123,395
 *#Cardiac Sciences, Inc...............................     13,400           63,717
 *CardioDynamics International Corp....................     25,100          181,975
 *CardioGenesis Corp...................................      9,900           13,117
 *Cardiotech International, Inc........................      1,700            3,332
 *Career Education Corp................................     18,600          581,715
 Carlisle Companies, Inc...............................      8,700          291,972
 Carpenter Technology Corp.............................     11,000          282,810
 *Carreker-Antinori, Inc...............................     13,100           87,049
 *Carriage Services, Inc. Class A......................        300            1,434
 *Carrier Access Corp..................................     12,900           40,441
 *Carrizo Oil & Gas, Inc...............................      7,200           32,004
 *Cascade Corp.........................................      3,400           35,190
 Cascade Natural Gas Corp..............................      6,600          133,320
 *Casella Waste Systems, Inc. Class A..................     13,500          170,370
 Casey's General Stores, Inc...........................     26,700          371,931
 Cash America International, Inc.......................     12,900          118,035
 Castle (A.M.) & Co....................................        400            4,128
 Castle Energy Corp....................................      1,400            8,288
 *Catalyst International, Inc..........................      4,100           11,049
 *Catalytica Energy Systems, Inc.......................      1,919            8,530
 *Catapult Communications Corp.........................      7,700          187,687
 Cathay Bancorp, Inc...................................        600           36,234
 Cato Corp. Class A....................................     11,700          216,625
 *Cavalier Homes, Inc..................................      8,700           21,663
 CBRL Group, Inc.......................................     22,100          570,953
 CCBT Financial Companies, Inc.........................      7,900          193,471
 *CCC Information Services Group, Inc..................     11,100           60,994
 *C-COR Electronics, Inc...............................     17,200          165,722
 *CD&L, Inc............................................      1,500              525
                                                            SHARES           VALUE+
                                                            ------           ------
 *CDI Corp.............................................     10,900     $    191,186
 *Celadon Group, Inc...................................      3,900           21,840
 *Celera Genomics Group - Applera Corp.................      2,506           72,047
 *Celeritek, Inc.......................................      5,400           70,146
 *Celgene Corp.........................................      1,600           55,848
 *Cell Genesys, Inc....................................     20,400          466,242
 *Cell Therapeutics, Inc...............................     15,100          414,948
 *Cellegy Pharmaceuticals, Inc.........................      6,900           51,681
 *#Cellstar Corp.......................................      4,300            3,827
 *Cellular Technical Services..........................      1,100            2,816
 Centennial Bancorp....................................     21,480          153,904
 *Centennial Cellular Corp.............................     12,600          117,810
 *#CenterSpan Communication Corp.......................      4,400           43,736
 Centex Construction Products, Inc.....................      9,200          273,700
 *Centillium Communications, Inc.......................      3,200           32,176
 Central Bancorp, Inc..................................        300            7,470
 *Central European Distribution Corp...................        500            5,535
 *Central Garden & Pet Co..............................        600            4,983
 Central Parking Corp..................................     18,200          319,410
 Central Vermont Public Service Corp...................      5,300           90,047
 Century Aluminum Co...................................     10,200          127,551
 *Century Business Services, Inc.......................     24,000           40,560
 *Cephalon, Inc........................................      2,572          187,062
 *Cepheid, Inc.........................................      3,500           14,385
 *Ceradyne, Inc........................................      4,100           44,587
 *Ceres Group, Inc.....................................      4,100           13,181
 *Cerus Corp...........................................      6,300          267,781
 CFS Bancorp, Inc......................................      8,800          120,604
 *#CGI Group, Inc......................................     10,015           75,012
 CH Energy Group, Inc..................................     10,000          420,000
 *Champion Enterprises, Inc............................      8,800          106,216
 *Championship Auto Racing Teams, Inc..................      7,300          106,215
 *Champps Entertainment, Inc...........................      7,000           67,445
 *Channell Commercial Corp.............................        200              664
 *Charles River Associates, Inc........................      4,100           80,196
 *Charming Shoppes, Inc................................     51,100          255,244
 *Chart House Enterprises, Inc.........................      3,300            2,343
 *Chart Industries, Inc................................     13,400           29,480
 Charter One Financial, Inc............................        121            3,334
 Chase Corp............................................        600            6,990
 *Chase Industries, Inc................................        600            5,490
 *Chattem, Inc.........................................     11,500          170,200
 *Chaus (Bernard), Inc.................................      2,400            1,080
 *Check Technology Corp................................        600            2,835
 *Checkers Drive-In Restaurant, Inc....................      4,700           27,260
 *Checkpoint System, Inc...............................     19,000          200,830
 *Cheesecake Factory, Inc..............................     19,350          598,786
 Chemed Corp...........................................      5,400          167,400
 Chemfirst, Inc........................................      4,600          108,284
 Chemical Financial Corp...............................      2,498           71,368
 *Cherokee, Inc........................................      2,100           22,396
 Chesapeake Corp.......................................      7,600          218,728
 *Chesapeake Energy Corp...............................     85,900          549,760
 Chesapeake Utilities Corp.............................      3,000           56,700
 *#Chicos Fas, Inc.....................................     15,750          499,432
 *Children's Comprehensive Services, Inc...............        450            2,128
 *#Children's Place Retail Stores, Inc.................     12,900          451,822
 *Childtime Learning Centers, Inc......................        700            5,127

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *ChipPAC, Inc.........................................     10,100     $     70,649
 *#Chiquita Brands International, Inc..................      5,400            3,996
 Chittenden Corp.......................................     13,151          339,822
 *Choice Hotels International, Inc.....................     26,000          477,100
 *Choicepoint, Inc.....................................      3,937          185,433
 *Cholestech Corp......................................      7,200          190,764
 *Chordiant Software, Inc..............................        200              853
 *Christopher & Banks Corp.............................      9,937          378,302
 *ChromaVision Medical Systems, Inc....................     12,100           49,307
 *Chronimed, Inc.......................................      7,300           42,887
 Church & Dwight Co., Inc..............................     12,200          320,860
 Churchill Downs, Inc..................................      6,500          185,445
 *#Chyron Corp.........................................      3,300              825
 *Ciber, Inc...........................................     23,051          176,571
 CICOR International, Inc..............................      3,250           56,095
 *CIDCO, Inc...........................................        100               34
 *Cima Laboratories, Inc...............................      5,600          194,068
 *Ciprico, Inc.........................................      1,200            6,270
 *Circuit City Stores, Inc. (Carmax Group).............     12,800          255,360
 *Circuit Systems, Inc.................................        400                2
 *Cirrus Logic, Inc....................................     41,500          552,572
 *Citadel Holding Corp. Class A........................        560              840
 *Citation Holding Corp. Class B.......................        140              224
 Citizens Banking Corp.................................     11,200          359,296
 *Citizens, Inc. Class A...............................     11,353          123,067
 *City Holding Co......................................      3,900           45,376
 City National Corp....................................        153            6,663
 *Civic Bancorp........................................        945           18,470
 Claire's Stores, Inc..................................     19,200          274,560
 Clarcor, Inc..........................................     14,500          389,470
 *Clare, Inc...........................................      4,500            9,990
 *Clarent Corp.........................................     14,001           74,835
 *Clark/Bardes Holdings, Inc...........................      1,700           37,238
 *Clarus Corp..........................................      9,300           36,781
 *Classic Communications, Inc. Class A.................      2,800              378
 *Clean Harbors, Inc...................................      6,900           22,977
 Cleco Corp............................................     16,200          324,648
 Cleveland Cliffs, Inc.................................      3,100           52,421
 *#click2learn.com, Inc................................     12,000           30,540
 *ClickAction, Inc.....................................      5,000            3,650
 *Closure Medical Corp.................................      6,700          147,567
 *#CMG Information Services, Inc.......................     18,900           39,406
 CNA Surety Corp.......................................     21,300          314,388
 *Cnbt Bancshares, Inc., Escrow Share..................        900              180
 *CNET Networks, Inc...................................     11,100           83,083
 *CNS, Inc.............................................      8,500           46,792
 Coachmen Industries, Inc..............................      8,600           87,290
 *Coast Dental Services, Inc...........................        233              621
 Coastal Bancorp, Inc..................................      1,600           46,384
 Coastcast Corp........................................      2,800           16,240
 Cobalt Corp...........................................      6,900           45,747
 CoBiz, Inc............................................      1,650           22,357
 *Cobra Electronic Corp................................      3,100           20,429
 *#Coeur d'Alene Mines Corp............................      6,800            4,964
 *Cognex Corp..........................................     19,600          438,942
 *Cognizant Technology Solutions Corp..................      4,300          137,707
 *Coherent, Inc........................................     14,100          431,107
 Cohu, Inc.............................................     10,100          192,253
 *Coinstar, Inc........................................     12,200          291,275
                                                            SHARES           VALUE+
                                                            ------           ------
 *Coldwater Creek, Inc.................................      5,200     $    132,236
 *Cole (Kenneth) Productions, Inc. Class A.............      6,050           80,465
 *Cole National Corp. Class A..........................      3,000           45,000
 *Collagenex Pharmaceuticals, Inc......................      5,100           41,386
 *#Collateral Therapeutics, Inc........................      6,600           47,289
 *Collins & Aikman Corp................................     39,900          317,205
 *Colorado Medtech, Inc................................      5,800           19,227
 *Columbia Banking System, Inc.........................      6,490           89,530
 *Columbia Laboratories, Inc...........................     17,400           51,330
 *Columbia Sportswear Co...............................     15,650          500,252
 Columbus McKinnon Corp................................      2,800           21,266
 *Com21, Inc...........................................        800              724
 *Comarco, Inc.........................................      1,950           24,999
 *Comdicso, Inc........................................      6,800            2,516
 *Comfort Systems USA, Inc.............................     17,300           58,820
 Commerce Group, Inc...................................     11,800          444,270
 *Commerce One, Inc....................................     72,000          226,080
 Commercial Bancshares, Inc............................        500           12,062
 Commercial Federal Corp...............................      9,800          249,312
 Commercial Metals Co..................................      7,800          257,400
 #Commercial National Financial Corp...................        400            7,350
 Commonwealth Bancorp, Inc.............................      2,300           50,611
 Commonwealth Industries, Inc..........................      6,600           35,343
 *Commscope, Inc.......................................     24,900          491,028
 Communications Systems, Inc...........................      4,000           28,180
 Community Bank System, Inc............................      1,400           35,700
 *Community Financial Corp.............................        400            6,024
 Community Financial Group, Inc........................        700           10,654
 Community First Bankshares, Inc.......................     12,400          304,296
 Community First Brokerage Co..........................        400           13,392
 Community Savings Bankshares, Inc.....................      2,000           37,460
 Community Trust Bancorp, Inc..........................      2,710           62,872
 *Competitive Technologies, Inc........................        600            2,070
 *Compucom Systems, Inc................................     14,500           29,652
 *CompuCredit Corp.....................................     23,300          197,001
 *#Compudyne Corp......................................        600            8,490
 *Computer Access Technology Corp......................      6,900           23,701
 *Computer Horizons Corp...............................     15,900           49,051
 *#Computer Learning Centers, Inc......................      1,100                2
 *#Computer Motion, Inc................................      4,600           18,837
 *Computer Network Technology Corp.....................     18,000          337,050
 *Computer Task Group, Inc.............................     12,500           38,000
 CompX International, Inc..............................        700            6,965
 *Comshare, Inc........................................      4,900           15,165
 *Comstock Resources, Inc..............................     16,800          111,048
 *Comtech Telecommunications Corp......................      4,400           53,262
 *Conceptus, Inc.......................................      7,000          132,720
 *Concero, Inc.........................................      3,000            1,485
 *Concord Camera Corp..................................     13,600           63,920
 *Concord Communications, Inc..........................      9,900          177,853
 *Concurrent Computer Corp.............................     24,300          358,182
 *Cone Mills Corp......................................     11,500           20,930
 *Congoleum Corp. Class A..............................      1,100            2,057
 *Conmed Corp..........................................     11,550          207,553
 Connecticut Water Services, Inc.......................      1,800           50,769
 *Connitics Corp.......................................     18,000          190,800
 *Conrad Industries, Inc...............................      1,000            5,175
 *Consolidated Freightways Corp........................     12,700           50,863
 *Consolidated Graphics, Inc...........................      6,900          125,304
 Consolidated Tokoma Land Co...........................      1,600           31,808

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Continental Airlines, Inc...........................     25,100     $    576,798
 *Convera Corp.........................................     21,300           62,835
 *#Cooker Restaurant Corp..............................        500              185
 Cooper Companies, Inc.................................      8,700          383,670
 Cooper Tire & Rubber Co...............................     27,100          401,622
 *CoorsTek, Inc........................................      1,775           52,265
 *Copart, Inc..........................................     11,000          377,135
 *Copper Mountain Networks, Inc........................     20,900           34,589
 *#Copytele, Inc.......................................      3,800            2,451
 *Cor Therapeutics, Inc................................      8,500          178,542
 *Core Materials Corp..................................      1,900            1,900
 *Corillian Corp.......................................      3,100            8,153
 *Corixa Corp..........................................     22,515          339,076
 Corn Products International, Inc......................      8,900          289,695
 *Cornell Corrections, Inc.............................      5,500           88,275
 *Corporate Executive Board Co.........................     17,400          578,985
 *Correctional Services Corp...........................      5,700           11,742
 *Corrections Corporation of America...................     13,200          208,560
 Corus Bankshares, Inc.................................      7,100          297,525
 *Corvas International, Inc............................     16,400          108,404
 *Corvel Corp..........................................      6,900          222,352
 *Cost Plus, Inc.......................................     12,850          264,260
 *CoStar Group, Inc....................................      7,700          149,187
 Cotton States Life Insurance Co.......................      1,300           12,278
 Courier Corp..........................................      7,200          215,604
 *Covance, Inc.........................................     29,400          588,000
 *Covansys Corp........................................     17,200          160,476
 *Covanta Energy Corp..................................     25,200          270,900
 *Covenant Transport, Inc. Class A.....................      5,000           66,500
 *Coventry Health Care, Inc............................     12,300          258,054
 Covest Bancshares, Inc................................        400            7,332
 CPAC, Inc.............................................      1,500            9,112
 CPB, Inc..............................................      1,800           55,107
 *#C-Phone Corp........................................      2,200               52
 CPI Corp..............................................      2,400           41,040
 Craftmade International, Inc..........................      3,600           41,616
 Crawford & Co. Class A................................      6,700           59,496
 Crawford & Co. Class B................................     10,000          122,100
 *#Cray, Inc...........................................     12,400           25,296
 *Credence Systems Corp................................     25,450          422,088
 *Credit Acceptance Corp...............................     21,300          191,274
 *Cree Research, Inc...................................      8,700          216,456
 *Crescent Operating, Inc..............................      1,100               77
 *Crestline Capital Corp...............................      8,100          238,140
 *#Critical Path, Inc..................................     13,200           31,614
 Crompton Corp.........................................     30,800          246,400
 *Cross (A.T.) Co. Class A.............................      4,400           23,320
 *Cross Media Marketing Corp...........................        147            1,335
 Crossman Communities, Inc.............................      5,200          144,196
 *Crown Cork & Seal Co., Inc...........................     54,900           55,449
 *Crown Group, Inc.....................................      2,700           13,162
 *Crown-Andersen, Inc..................................        300            1,770
 *Crusader Holdings Corp...............................          1               50
 *Cryolife, Inc........................................     11,300          345,780
 *CSP, Inc.............................................      1,400            4,991
 CT Communications, Inc................................      3,500           58,362
 *CTB International Corp...............................      2,400           24,108
 *CTC Communications Group, Inc........................     12,100           72,297
 CTS Corp..............................................     15,500          232,500
 Cubic Corp............................................      5,300          201,347
 *Cubist Pharmaceuticals, Inc..........................     16,300          583,295
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cumulus Media, Inc. Class A..........................      4,300     $     53,556
 *CUNO, Inc............................................      9,800          303,653
 *CuraGen Corp.........................................     22,700          539,011
 *Curative Health Services, Inc........................      3,800           54,910
 *Curis, Inc...........................................        450            2,486
 Curtiss-Wright Corp...................................      2,000           84,800
 *Cutter & Buck, Inc...................................      6,300           27,247
 *CV Therapeutics, Inc.................................     11,700          645,196
 CVB Financial Corp....................................      5,390          123,161
 *#Cyber-Care, Inc.....................................     10,300            9,733
 *Cyberonics, Inc......................................     10,800          264,384
 *Cyberoptics Corp.....................................      4,050           43,153
 *Cybersource Corp.....................................      4,700            9,094
 *Cygnus, Inc..........................................     16,100           87,986
 *Cylink Corp..........................................      4,100           12,730
 *Cymer, Inc...........................................     16,400          386,056
 *Cysive, Inc..........................................      7,000           16,695
 *Cytec Industries, Inc................................     17,800          455,502
 *Cytogen Corp.........................................     40,400          134,330
 *Cytyc Corp...........................................      8,600          210,012
 D & K Healthcare Resources, Inc.......................      2,800          129,626
 *D A Consulting Group, Inc............................      1,300              403
 *Daisytek International Corp..........................      9,300          117,319
 *Daktronics, Inc......................................      8,800           71,456
 *Dal-Tile International, Inc..........................     27,900          599,850
 *Dan River, Inc. Class A..............................     11,300            6,441
 *Danielson Holding Corp...............................      1,000            3,690
 *#Data Race, Inc......................................      2,500               92
 *#Data Return Corp....................................      2,500            2,512
 *Data Systems & Software, Inc.........................      3,700           20,405
 *Datalink Corp........................................      3,900           24,121
 *Dataram Corp.........................................      4,750           37,952
 Datascope Corp........................................      8,900          334,729
 *Datastream Systems, Inc..............................     10,300           42,075
 *Datatec Systems, Inc.................................      6,400            4,512
 *DataTRAK International, Inc..........................        600            2,145
 *Datawatch Corp.......................................        266              431
 *Datum, Inc...........................................      3,000           38,475
 *Dave and Busters, Inc................................      7,700           47,432
 *DaVita, Inc..........................................     22,400          507,360
 *Davox Corp...........................................      6,700           60,601
 *Daw Technologies, Inc................................        625              762
 *Dawson Geophysical Co................................      1,100            8,657
 *Daxor Corp...........................................        500            8,425
 Deb Shops, Inc........................................      4,000           98,020
 *Deckers Outdoor Corp.................................      1,800            6,840
 *Del Global Technologies Corp.........................      2,000            4,100
 *Del Monte Foods Co...................................     19,400          163,930
 *dELiA*s Corp. Class A................................      3,900           25,759
 Delphi Financial Group, Inc. Class A..................      8,500          282,625
 Delta and Pine Land Co................................     12,100          256,762
 *Delta Apparel, Inc...................................        470            9,635
 Delta Natural Gas Co., Inc............................        300            6,022
 *Delta Woodside Industries, Inc.......................      4,700            4,136
 *Deltek Systems, Inc..................................      7,900           35,313
 Deltic Timber Corp....................................      7,200          190,008
 *Denali, Inc..........................................      1,100               93
 *Denbury Resources, Inc...............................     27,030          175,154
 *Dendreon Corp........................................      3,900           34,788
 *Dendrite International, Inc..........................     21,550          281,766
 *Department 56, Inc...................................      7,700           65,373

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *DepoMed, Inc.........................................      2,500     $     12,750
 *Devcon International Corp............................        600            3,615
 *DevX Energy, Inc.....................................        600            4,374
 *Diacrin, Inc.........................................      3,300            5,659
 Diagnostic Products Corp..............................      9,800          425,418
 Dial Corp.............................................      1,000           17,510
 *Diametrics Medical, Inc..............................     14,800           79,772
 *DiamondCluster International, Inc....................     12,400          123,318
 *Dianon Systems, Inc..................................      5,483          266,446
 *#Dice, Inc...........................................      3,800            4,066
 *Diedrich Coffee, Inc.................................        625            2,619
 *Digene Corp..........................................     10,100          322,442
 *Digi International, Inc..............................      7,600           41,154
 *Digimarc Corp........................................      3,400           54,553
 *Digital Generation Systems, Inc......................     21,200           29,574
 *Digital Insight Corp.................................      4,900           84,451
 *#Digital Lightwave, Inc..............................     18,700          168,580
 *#Digital River, Inc..................................     15,100          260,928
 *DigitalThink Inc.....................................      2,700           22,666
 Dime Community Bancorp, Inc...........................      8,700          218,805
 Dimon, Inc............................................     26,700          165,273
 *Diodes, Inc..........................................      4,600           29,026
 *Dionex Corp..........................................      9,900          260,320
 *Discovery Partners International.....................      4,900           34,177
 *Dispatch Management Services Corp....................      1,200                7
 *Ditech Communications Corp...........................     17,900           93,348
 *Diversified Corporate Resources, Inc.................        400              420
 *#Divine, Inc.........................................     28,759           18,262
 *Dixie Group, Inc.....................................      4,200           20,160
 *Dixon Ticonderoga Co.................................        600            1,050
 *DMC Stratex Networks, Inc............................     38,900          272,689
 *Dobson Communications Corp...........................     10,800          102,168
 *Docent, Inc..........................................      7,000           15,995
 *DocuCorp International, Inc..........................      8,100           47,911
 *Documentum, Inc......................................     20,800          393,224
 Dole Food Co., Inc....................................     17,400          409,770
 *Dollar Thrifty Automotive Group, Inc.................     13,300          178,885
 *Dominion Homes, Inc..................................        900           13,248
 Donaldson Co., Inc....................................      4,400          160,160
 Donegal Group, Inc. Class A...........................        666            8,045
 Donegal Group, Inc. Class B...........................        333            3,250
 Donnelly Corp. Class A................................      1,100           14,850
 *Dot Hill Systems Corp................................     12,100           22,869
 *DoubleClick, Inc.....................................     11,900          107,159
 Dover Downs Entertainment, Inc........................      7,000           98,700
 Downey Financial Corp.................................     22,500          805,500
 *DPAC Technologies Corp...............................      9,400           20,398
 DQE, Inc..............................................      8,100          142,722
 *Dress Barn, Inc......................................     11,000          252,560
 *Drew Industries, Inc.................................      2,100           19,530
 *Drexler Technology Corp..............................      5,900          102,040
 Dreyer's Grand Ice Cream, Inc.........................     10,000          349,950
 *Dril-Quip, Inc.......................................     10,400          200,928
 *DRS Technologies, Inc................................      7,300          243,382
 *Dryclean USA, Inc....................................      1,400              644
 *DSET Corp............................................      1,450            1,783
 *DSP Group, Inc.......................................     13,400          299,021
 *DT Industries, Inc...................................      2,300           13,432
 *Duane Reade, Inc.....................................     11,400          375,630
 *Duckwall-Alco Stores, Inc............................      1,000            8,245
 *Ducommun, Inc........................................      3,400           33,830
                                                            SHARES           VALUE+
                                                            ------           ------
 *DuPont Photomasks, Inc...............................      8,500     $    320,407
 *Dura Automotive Systems, Inc.........................      8,400           74,256
 *Duratek, Inc.........................................      7,700           35,035
 *DUSA Pharmaceuticals, Inc............................      6,800           55,794
 *DVI, Inc.............................................      6,400          108,864
 *Dwyer Group, Inc.....................................      1,800            6,219
 *Dyax Corp............................................      8,300           99,102
 *Dycom Industries, Inc................................     22,500          366,750
 *Dynamex, Inc.........................................      4,600           10,120
 *Dynamic Healthcare Technologies, Inc.................        633            1,791
 *Dynamics Research Corp...............................      1,500           22,170
 *#E Com Ventures, Inc.................................      1,100              660
 Eagle Bancshares, Inc.................................        200            2,825
 *Eagle Point Software Corp............................        600            3,660
 *EarthCare Co.........................................      1,600              184
 *EarthLink, Inc.......................................     10,000          147,700
 *#EarthShell Corp.....................................     40,700          105,616
 East West Bancorp, Inc................................     11,400          251,769
 Eastern Co............................................        550            7,067
 *Eateries, Inc........................................        200              467
 *eBenX, Inc...........................................      6,900           25,909
 *eBT International, Inc...............................      8,900           27,946
 *ECC International Corp...............................      2,100            6,195
 *#Echelon Corp........................................     19,500          277,095
 *Eclipsys Corp........................................      2,000           29,840
 *Ecogen, Inc..........................................      2,100              100
 *eCollege.com.........................................      3,200           10,288
 Ecology & Environment, Inc. Class A...................        400            3,780
 *Ecometry Corp........................................      7,500           19,237
 Edelbrock Corp........................................        800            7,424
 *EDGAR Online, Inc....................................      5,200           17,004
 *Edge Petroleum Corp..................................      4,600           19,435
 *Edgewater Technology, Inc............................      7,267           26,706
 Edo Corp..............................................      1,700           41,361
 *Education Management Corp............................     15,200          559,436
 EFC Bancorp, Inc......................................        900           12,870
 *EFTC Corp............................................      8,500           17,850
 *#eGain Communications Corp...........................     12,700           20,383
 *#Egghead.com, Inc....................................      5,300               50
 *EGL, Inc.............................................     29,300          442,430
 *eGlobe, Inc..........................................        382                3
 *El Paso Electric Co..................................     49,800          682,758
 *Elantec Semiconductor, Inc...........................     12,200          416,081
 *Elastic Networks, Inc................................      1,000              690
 *Elcom International, Inc.............................      7,600           11,210
 Elcor Corp............................................      9,700          239,687
 *Elder-Beerman Stores Corp............................      3,100            9,269
 *#Electric Fuel Corp..................................     10,100           17,271
 *Electric Lightwave, Inc..............................      4,300            1,655
 *Electro Rent Corp....................................     12,200          157,197
 *Electro Scientific Industries, Inc...................     13,600          385,628
 *Electroglas, Inc.....................................     11,000          156,475
 *Electronics Boutique Holdings Corp...................     15,100          641,901
 *Electronics for Imaging, Inc.........................     24,000          526,440
 *Elite Information Group, Inc.........................      1,800           14,985
 *Elizabeth Arden, Inc.................................      7,800          111,579
 *ELXSI Corp...........................................        700            4,987
 *Embrex, Inc..........................................      4,100           73,185
 EMC Insurance Group, Inc..............................      1,100           17,600
 *Emcor Group, Inc.....................................      8,900          404,505

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *EMCORE Corp..........................................     17,000     $    228,055
 *#Emeritus Corp.......................................      1,600            3,392
 *Emisphere Technologies, Inc..........................     10,700          305,966
 *Emmis Broadcasting Corp. Class A.....................     17,700          293,466
 Empire District Electric Co...........................      7,900          158,395
 Empire Federal Bancorp, Inc...........................        300            4,432
 *EMS Technologies, Inc................................      4,400           71,192
 *Emulex Corp..........................................     13,600          443,292
 *#En Pointe Technologies, Inc.........................      3,300            6,748
 *Encad, Inc...........................................        800            1,548
 *Enchira Biotechnology Corp...........................        700              273
 *Encompass Services Corp..............................     31,600           46,136
 *Encore Wire Corp.....................................      7,500           86,437
 *Endo Pharmaceuticals Holdings, Inc...................     25,500          241,485
 *Endocardial Solutions, Inc...........................      6,600           38,610
 *Endocare, Inc........................................     10,100          167,104
 Energen Corp..........................................     10,800          250,344
 *Energy Conversion Devices, Inc.......................     11,000          232,485
 Energy East Corp......................................         40              728
 Energy West, Inc......................................        100            1,137
 Energysouth, Inc......................................        900           20,250
 *Enesco Group, Inc....................................      6,800           42,636
 Engineered Support Systems, Inc.......................      4,375          185,806
 Ennis Business Forms, Inc.............................      8,100           77,031
 *Enserch Exploration Corp.............................     12,400           22,940
 *Enterrasys Networks, Inc.............................      3,700           36,667
 *#Entrada Networks, Inc...............................      4,025              543
 *Entravision Communications Corp......................     12,000          144,000
 *#Entremed, Inc.......................................      9,100           97,961
 *Entrust Technologies, Inc............................     31,500          250,582
 *Environmental Elements Corp..........................        600            2,310
 *Environmental Tectonics Corp.........................      1,000            7,000
 *Enzo Biochem, Inc....................................     13,540          303,025
 *EP Medsystems, Inc...................................      2,500            5,550
 *#EpicEdge, Inc.......................................      7,700              770
 *Epicor Software Corp.................................      7,300           10,548
 *#Epimmune, Inc.......................................      3,300            9,669
 *EPIQ Systems, Inc....................................      1,350           39,562
 *EPIX Medical, Inc....................................      5,300           48,362
 *ePlus, Inc...........................................      4,800           38,016
 *ePresence, Inc.......................................     13,000           47,385
 *Equidyne Corp........................................      6,000            4,500
 *Equity Marketing, Inc................................      1,800           21,690
 *Equity Oil Co........................................      6,300           11,812
 *eResearch Technology, Inc............................      1,400           13,580
 *eResource Capital Group, Inc.........................      2,300              575
 ESB Financial Corp....................................      2,040           22,848
 *Escalade, Inc........................................        400           19,300
 *Esco Technologies, Inc...............................      2,900           86,565
 *Esperion Therapeutics, Inc...........................        400            2,970
 Espey Manufacturing & Electronics Corp................        200            4,000
 *ESPS, Inc............................................      7,700           17,286
 *ESS Technology, Inc..................................     23,400          437,931
 *Essential Therapeutics, Inc..........................      6,900           23,839
 *Esterline Technologies Corp..........................     11,100          167,610
 Ethan Allen Interiors, Inc............................      9,900          365,112
 *Ethyl Corp...........................................      8,900            7,476
 *European Micro Holdings, Inc.........................      1,200               42
 *Evans & Sutherland Computer Corp.....................      4,900           29,718
 *Evans Systems, Inc...................................        800              106
                                                            SHARES           VALUE+
                                                            ------           ------
 *Evergreen Resources, Inc.............................      9,000     $    349,200
 *Evergreen Solar, Inc.................................      2,000            5,550
 *Evolving Systems, Inc................................      2,100            1,669
 *Exabyte Corp.........................................      8,700           10,483
 *Exactech, Inc........................................      1,300           17,647
 *Exar Corp............................................     23,300          461,573
 *Excel Technology, Inc................................      5,900           95,993
 *#eXcelon Corp........................................      4,552            2,891
 *Exchange Applications, Inc...........................      4,700            1,316
 *EXE Technologies, Inc................................     17,300           85,375
 #Exide Corp...........................................     10,500            8,190
 *Exponent, Inc........................................      1,300           13,117
 *Extended Stay America, Inc...........................     13,400          210,380
 *Extended Systems, Inc................................      4,900           32,413
 *Extensity, Inc.......................................      6,600           13,596
 *Extreme Networks, Inc................................     12,600          199,899
 *Ezenia! Inc..........................................      1,400              861
 F.N.B. Corp...........................................     11,655          297,960
 *#F5 Networks, Inc....................................     12,400          276,954
 Fab Industries, Inc...................................      1,000           12,925
 *Factory 2-U Stores, Inc..............................      6,300          104,202
 Factset Research Systems, Inc.........................      1,200           35,976
 *Factual Data Corp....................................      1,800           15,138
 Fair, Isaac & Co., Inc................................      8,700          514,518
 *Fairchild Corp. Class A..............................      4,500           14,895
 Falcon Products, Inc..................................      3,000           16,950
 *#FalconStor Software, Inc............................      7,300           55,115
 *Famous Dave's of America, Inc........................      5,600           39,228
 *Fansteel, Inc........................................      2,200            6,710
 Farmer Brothers Co....................................        300           68,100
 FBL Financial Group, Inc. Class A.....................     11,000          188,650
 Fedders Corp..........................................      8,100           25,434
 Federal Signal Corp...................................     13,400          283,946
 *#Federal-Mogul Corp..................................     14,500           14,790
 *FedEx Corp...........................................        258           11,832
 *FEI Co...............................................     16,000          469,120
 Ferro Corp............................................     16,500          409,860
 FFLC Bancorp..........................................        699           14,155
 *FFP Marketing Co., Inc...............................        600            1,290
 Fidelity Bancorp, Inc.................................        400           10,938
 Fidelity Bankshares, Inc..............................      3,383           50,694
 Fidelity National Corp................................      1,600           10,560
 Fidelity National Financial, Inc......................      1,760           39,970
 *Fidelity National Information Solutions, Inc.........      1,700           14,203
 *Filenet Corp.........................................     17,700          298,245
 *Financial Federal Corp...............................      7,500          212,325
 Finger Lakes Bancorp, Inc.............................      1,800           19,251
 *Finish Line, Inc. Class A............................      7,600           98,496
 *Finlay Enterprises, Inc..............................      2,100           20,737
 *Firebrand Financial Group, Inc.......................      1,700              425
 First Albany Companies, Inc...........................      4,520           27,008
 First American Financial Corp.........................      7,600          135,660
 *First Aviation Services, Inc.........................      1,400            5,845
 First Bancorp.........................................        872           19,110
 First Bell Bancorp, Inc...............................      1,100           15,306
 *First Cash, Inc......................................      1,900           14,060
 First Charter Corp....................................     15,800          275,947
 *First Cincinati, Inc.................................        300                0
 First Commonwealth Financial Corp.....................     29,100          336,105
 *First Consulting Group, Inc..........................     12,400          171,430

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 First Defiance Financial Corp.........................        700     $     10,311
 First Essex Bancorp...................................      2,200           62,942
 First Federal Bancshares of Arkansas, Inc.............      1,200           27,360
 First Federal Bankshares, Inc.........................        200            2,380
 First Federal Capital Corp............................      9,200          137,264
 First Financial Bancorp...............................     24,255          399,116
 First Financial Bankshares, Inc.......................      3,125           89,437
 First Financial Corp..................................        900           37,453
 First Financial Holdings, Inc.........................      6,700          159,627
 First Indiana Corp....................................      3,200           79,744
 *First Investors Financial Services Group, Inc........        400            1,260
 *First Mariner Bank Corp..............................        400            3,214
 First Merchants Corp..................................      2,205           51,454
 First Midwest Bancorp, Inc............................     14,200          476,836
 First Midwest Financial, Inc..........................        600            8,202
 First Mutual Bancshares, Inc..........................        220            2,953
 First Niagara Financial Group, Inc....................     12,800          208,064
 First Oak Brook Bancshares, Inc. Class A..............      4,300           96,943
 First Place Financial Corp............................      1,445           23,048
 *First Republic Bank..................................      6,750          146,340
 First SecurityFed Financial, Inc......................      1,000           19,290
 First Sentinel Bancorp, Inc...........................     17,300          213,914
 First Source Corp.....................................      4,079           85,333
 First United Corp.....................................        800           12,920
 *#First Virtual Communications, Inc...................      6,797            6,117
 First Years, Inc......................................     12,900          146,350
 FirstBank NW Corp.....................................        200            3,570
 FirstFed America Bancorp, Inc.........................      1,700           29,801
 *FirstFed Financial Corp..............................      8,600          205,970
 *Fischer Imaging Corp.................................        900           14,422
 *Fisher Scientific International, Inc.................      5,100          138,975
 Flag Financial Corp...................................      1,600           13,136
 Flagstar Bancorp, Inc.................................      9,150          201,117
 *Flander Corp.........................................      3,400            7,038
 Fleetwood Enterprises, Inc............................     16,400          205,820
 #Fleming Companies, Inc...............................     22,100          572,390
 Flexsteel Industries, Inc.............................      1,200           12,570
 *Flir Systems, Inc....................................      7,500          301,837
 *Florida Banks, Inc...................................        200            1,185
 Florida Public Utilities Co...........................        500            7,875
 Florida Rock Industries, Inc..........................     13,950          428,962
 *Florsheim Group, Inc.................................      1,200              270
 *Flow International Corp..............................      7,400           76,738
 *Flowserve Corp.......................................     18,900          464,751
 Flushing Financial Corp...............................      3,600           56,214
 FNB Financial Services Corp...........................      1,100           15,378
 *Foamex International, Inc............................     11,800           88,559
 Foothill Independent Bancorp..........................      1,470           20,359
 *Footstar, Inc........................................      9,000          278,100
 *Forest Oil Corp......................................      6,850          178,374
 *Forrester Resh, Inc..................................     11,300          202,213
 *Fortune Financial, Inc...............................        900                1
 *Forward Air Corp., Inc...............................     10,650          321,683
 *Fossil, Inc..........................................     16,100          348,323
 Foster Wheeler, Ltd...................................     20,400          107,712
 *Four Kids Entertainment, Inc.........................      6,100          123,952
 *#FPIC Insurance Group, Inc...........................      4,700           65,071
 Frankfort First Bancorp, Inc..........................        150            2,474
                                                            SHARES           VALUE+
                                                            ------           ------
 Franklin Bank National Associaton.....................        300     $      5,107
 *Franklin Covey Co....................................     10,300           63,860
 Franklin Electric Co., Inc............................      1,000           78,510
 *Franklin Electronic Publishers, Inc..................      2,700            3,591
 Freds, Inc. Class A...................................      8,350          277,888
 Fremont General Corp..................................     31,500          186,165
 Frequency Electronics, Inc............................      4,100           57,359
 *Fresh America Corp...................................      1,000              140
 Fresh Brands, Inc.....................................      1,200           20,022
 *Fresh Choice, Inc....................................      1,100            3,228
 *Friede Goldman Halter, Inc...........................     12,317            2,771
 *Friedman Billings Ramsey Group, Inc. Class A.........      8,500           38,250
 Friedmans, Inc. Class A...............................      6,600           59,037
 Frisch's Restaurants, Inc.............................      1,100           15,400
 *Frontier Airlines, Inc...............................     13,500          199,192
 Frontier Oil Corp.....................................     13,700          220,159
 *Frontstep, Inc.......................................      3,800           16,701
 FSF Financial Corp....................................        500            8,725
 *FSI International, Inc...............................     13,000          100,750
 *FTI Consulting, Inc..................................      6,200          202,616
 *FuelCell Energy, Inc.................................     19,500          307,417
 Fuller (H.B.) Co......................................     14,000          418,250
 *Furniture Brands International, Inc..................     13,400          351,750
 *Furr's/Bishop's, Inc.................................      2,000            5,200
 *Fusion Medical Technologies, Inc.....................      6,400           38,592
 *FYI, Inc.............................................      8,500          238,510
 G & K Services, Inc. Class A..........................      9,500          296,210
 GA Financial, Inc.....................................      1,100           18,590
 *Gabelli Asset Management, Inc........................      2,500          105,000
 *Gadzooks, Inc........................................      4,500           50,512
 *Gadzoox Networks, Inc................................      5,200            5,278
 Gainsco, Inc..........................................      8,400           14,448
 *Galaxy Nutritional Foods, Inc........................      4,600           24,840
 *Galey & Lord, Inc....................................      1,500              465
 Gallagher (Arthur J.) & Co............................      6,800          248,200
 *GameTech International, Inc..........................      1,700            7,004
 Garan, Inc............................................        800           32,760
 *Garden Fresh Restaurant Corp.........................        400            2,436
 *#Gardenburger, Inc...................................      2,200            1,232
 *Gardner Denver Machinery, Inc........................      7,700          167,090
 *Gart Sports Co.......................................      1,470           30,848
 *Gartner Group, Inc...................................     26,800          266,660
 *Gaylord Container Corp. Class A......................     10,300            9,682
 *Gaylord Entertainment Co.............................     16,800          393,288
 GBC Bancorp...........................................      5,800          158,862
 *Gehl Co..............................................      1,500           21,337
 *Genaera Corp.........................................     15,900           62,407
 *Genaissance Pharmaceuticals, Inc.....................      2,500            9,262
 Gencorp, Inc..........................................     21,200          270,300
 *Gene Logic, Inc......................................     12,900          236,070
 *Genelabs Technologies, Inc...........................     20,800           36,712
 *General Binding Corp.................................      2,100           18,858
 General Cable Corp....................................     18,600          223,200
 *General Communications, Inc. Class A.................     22,600          224,305
 *#General Datacomm Industries, Inc....................      5,500              179
 *#General Magic, Inc..................................      5,900            2,389
 *Genesco, Inc.........................................     10,700          205,440
 *Genesee & Wyoming, Inc...............................      1,350           40,392
 *Genesee Corp. Class B................................        100            1,725

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#GenesisIntermedia, Inc..............................      9,600     $     56,640
 *Genlyte Group, Inc...................................      6,700          187,767
 *Genome Therapeutics Corp.............................     11,400           85,158
 *Genomica Corp........................................      4,300           18,597
 *GenStar Therapeutics Corp............................     11,700           30,420
 *#Genta, Inc..........................................     26,400          422,532
 Gentek, Inc...........................................     10,100           15,352
 *Gentiva Health Services, Inc.........................        850           17,374
 *#Gentner Communications Corp.........................      4,300           78,604
 *Genus, Inc...........................................     11,100           35,187
 *GenVec, Inc..........................................      4,000           15,900
 *Genzyme Corp.........................................        994           54,297
 *Genzyme Corp. - Genzyme Biosurgery Division..........        870            5,216
 *Genzyme Transgenics Corp.............................     15,000           74,700
 Georgia Gulf Corp.....................................     15,700          280,402
 *Geoworks Corp........................................      9,800            9,849
 *Gerald Stevens, Inc..................................        180                1
 *Gerber Childrenswear, Inc............................      1,600           10,176
 Gerber Scientific, Inc................................     11,000          108,900
 *#Geron Corp..........................................     10,900          109,054
 *Getty Images, Inc....................................     25,800          511,485
 Gibraltar Steel Corp..................................      1,200           22,494
 *Giga Information Group, Inc..........................      2,500            5,150
 *Giga-Tronics, Inc....................................      1,600            6,232
 *G-III Apparel Group, Ltd.............................      1,300            7,852
 *#GK Intelligent Systems, Inc.........................      1,400               52
 Glacier Bancorp, Inc..................................      2,600           48,776
 Glatfelter (P.H.) Co..................................     21,200          310,368
 *Glenayre Technologies, Inc...........................     23,300           29,707
 *Gliatech, Inc........................................      3,500            2,537
 *Global Imaging Systems, Inc..........................      9,100          121,894
 *Global Power Equipment Group, Inc....................        600            8,634
 *#Global Sports, Inc..................................     14,300          269,769
 *Globecomm Systems, Inc...............................      5,900           26,166
 *GlobeSpan, Inc.......................................     37,100          483,598
 *GoAmerica, Inc.......................................     12,700           10,477
 Gold Banc Corp........................................     17,800          129,495
 Golden Enterprises, Inc...............................      2,400            9,000
 *Golden State Vintners, Inc...........................      2,600           13,260
 *Good Guys, Inc.......................................     11,600           41,992
 *Goodrich Petroleum Corp..............................      1,100            4,950
 *Goodys Family Clothing, Inc..........................     16,300           70,253
 Gorman-Rupp Co........................................      2,100           52,710
 *Gottschalks, Inc.....................................      5,700           14,193
 *GP Strategies Corp...................................      6,100           16,470
 Graco, Inc............................................     13,650          475,020
 *Graham Corp..........................................        300            3,690
 Granite Construction, Inc.............................     13,050          318,420
 Granite State Bankshares, Inc.........................      1,100           24,964
 *Graphic Packaging International Corp.................     15,900           92,061
 *GraphOn Corp.........................................      3,600            2,484
 Gray Communications Systems, Inc......................        200            2,520
 Great American Financial Resources, Inc...............      1,000           18,410
 *Great Atlantic & Pacific Tea Co., Inc................     19,200          459,840
 Great Southern Bancorp, Inc...........................      1,000           29,985
 Greater Bay Bancorp...................................     11,474          277,097
 *Green Mountain Coffee, Inc...........................      1,200           30,378
 Green Mountain Power Corp.............................      2,100           37,254
 Greenbrier Companies, Inc.............................      3,100           22,878
                                                            SHARES           VALUE+
                                                            ------           ------
 *Greka Energy Corporation.............................        735     $      5,472
 Grey Global Group, Inc................................        100           60,400
 *Grey Wolf, Inc.......................................     90,200          248,050
 *Griffin Land & Nurseries, Inc. Class A...............        600            7,575
 *Griffon Corp.........................................     16,280          228,734
 *Group 1 Automotive, Inc..............................     11,300          352,334
 *Group 1 Software, Inc................................      1,100           14,712
 *Grubb & Ellis Co.....................................      5,000           13,000
 GS Financial Corp.....................................        400            5,900
 *#GSV, Inc............................................        380               36
 *Gtech Holdings, Inc..................................     17,300          776,597
 *GTSI Corp............................................      3,700           23,032
 Guaranty Bancshares, Inc..............................        400            4,808
 Guaranty Federal Bancshares, Inc......................        900           12,595
 *Guess, Inc...........................................     16,900          113,230
 *Guilford Pharmaceuticals, Inc........................     14,900          194,072
 *Guitar Center, Inc...................................     11,000          143,385
 *Gulf Island Fabrication, Inc.........................      5,800           68,411
 *Gulfmark Offshore, Inc...............................      2,000           53,000
 *Gumtech International, Inc...........................      4,100           28,064
 *Gundle/SLT Environmental, Inc........................      1,200            2,976
 *Gymboree Corp........................................     13,900          163,394
 *Haemonetics Corp.....................................     12,900          522,450
 Haggar Corp...........................................      2,000           23,890
 *Hain Celestial Group, Inc............................     14,456          381,132
 *Hall Kinion Associates, Inc..........................      5,400           37,719
 *Ha-Lo Industries, Inc................................     29,900            1,734
 *Hamilton Bancorp, Inc................................      5,000           11,500
 *Hammons (John Q.) Hotels, Inc. Class A...............      1,200            5,760
 Hancock Fabrics, Inc..................................      8,600          118,250
 Hancock Holding Co....................................      1,100           46,139
 *Handleman Co.........................................     13,400          184,384
 *Hanger Orthopedic Group, Inc.........................      9,500           57,950
 Harbor Florida Bancshares, Inc........................     22,100          361,556
 Hardinge Brothers, Inc................................      1,400           14,693
 *Harken Energy Corp...................................      8,800           10,648
 Harland (John H.) Co..................................     30,800          611,380
 Harleysville Group, Inc...............................     14,400          347,400
 Harleysville National Corp............................      3,150           76,372
 Harman International Industries, Inc..................     14,400          614,448
 *Harmonic Lightwaves, Inc.............................     28,900          352,002
 *Harris Interactive, Inc..............................      5,800           12,499
 Harsco Corp...........................................     13,900          463,982
 *Hartmarx Corp........................................      5,800           10,440
 *Hastings Entertainment, Inc..........................      1,800            9,045
 *Hauppauge Digital, Inc...............................      4,000           11,120
 *Hauser, Inc..........................................        500              212
 *Hawaiian Airlines, Inc...............................        500            1,250
 Hawaiian Electric Industries, Inc.....................      9,300          347,820
 *Hawk Corp............................................      1,700            5,015
 *Hawker Pacific Aerospace.............................      1,500            3,382
 Hawkins, Inc..........................................      3,200           26,144
 *Hawthorne Financial Corp.............................      1,400           26,663
 *#Hayes Lemmerz International, Inc....................      8,800            7,040
 HCC Insurance Holdings, Inc...........................     12,300          335,298
 *Headwaters, Inc......................................     11,400          131,043
 *Headway Corporate Resources, Inc.....................        600              258
 *Health Management Systems, Inc.......................      4,400            8,272
 *Health Risk Management, Inc..........................      1,200                1
 *HealthAxis, Inc......................................        100               81

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Healthcare Recoveries, Inc...........................      5,000     $     22,275
 *Heartland Express, Inc...............................     15,875          446,246
 *Hearx, Ltd...........................................      1,800            1,854
 *Hector Communications Corp...........................        700           10,920
 *HEI, Inc.............................................      1,000            7,860
 Heico Corp............................................      4,500           65,475
 Heico Corp. Class A...................................        681            8,213
 *Heidrick & Struggles International, Inc..............      9,600          161,424
 Helix Technology Corp.................................     11,300          232,045
 *#Hemispherx Biopharma, Inc...........................     15,500           62,000
 Herbalife International, Inc. Class A.................      5,000           66,400
 *Hercules, Inc........................................     46,100          465,610
 *Heritage Commerce Corp...............................        500            3,500
 Heritage Financial Corp...............................      1,100           12,760
 *Herley Industries, Inc...............................      5,300           70,993
 *Heska Corp...........................................      5,400            4,968
 *Hexcel Corp..........................................     17,900           46,182
 HF Financial Corp.....................................        700            8,347
 *Hibbett Sporting Goods, Inc..........................      1,300           34,157
 Hickory Tech Corp.....................................      4,800           80,112
 *High Plains Corp.....................................      8,100           45,360
 *Highlands Insurance Group, Inc.......................      3,500              875
 Hilb Rogal Hamilton Co................................      6,600          392,238
 *Hi-Shear Technology Corp.............................        900            1,845
 *Hi-Tech Pharmacal, Inc...............................        200            1,919
 HMN Financial, Inc....................................      1,200           18,960
 *HNC Software, Inc....................................     17,500          375,375
 *Hoenig Group, Inc....................................      1,700           17,637
 *Holiday RV Superstores, Inc..........................      1,400            1,470
 Hollinger International, Inc. Class A.................      6,900           74,865
 *#Hollis-Eden Pharmaceuticals, Inc....................      5,200           51,740
 Holly Corp............................................      3,400           63,818
 *Hollywood Casino Corp. Class A.......................     12,500          113,375
 *Hollywood Entertainment Corp.........................     24,600          367,524
 *Hollywood Media Corp.................................     12,600           50,337
 *Hologic, Inc.........................................      3,800           40,413
 Home Federal Bancorp..................................        900           16,375
 *Home Products International, Inc.....................        600            2,169
 *#HomeStore.com, Inc..................................     11,100           40,792
 *Hometown Auto Retailers, Inc. Class A................        300              184
 Hooper Holmes, Inc....................................     33,000          252,450
 *Hoover's, Inc........................................      7,700           24,293
 HopFed Bancorp, Inc...................................        500            6,060
 Horace Mann Educators Corp............................     20,300          392,196
 Horizon Financial Corp................................      2,990           38,033
 *Horizon Health Corp..................................      1,900           24,462
 *Horizon Offshore, Inc................................     11,600           83,172
 *Horizon Organic Holding Corp.........................      4,900           64,998
 *Horizon Pharmacies, Inc..............................      1,100              231
 *Hot Topic, Inc.......................................     10,100          286,941
 *HotJobs.com, Ltd.....................................     16,500          115,747
 *Houston Exploration Co...............................     13,500          411,075
 *Hovnanian Enterprises, Inc. Class A..................     10,045          138,721
 *HTE, Inc.............................................      6,100           12,383
 Hudson River Bancorp, Inc.............................      4,600          101,844
 *Hudson Technologies, Inc.............................      1,300            3,828
 Hudson United Bancorp.................................     16,400          434,600
 *Huffy Corp...........................................      5,100           28,203
 Hughes Supply, Inc....................................     11,800          316,830
                                                            SHARES           VALUE+
                                                            ------           ------
 *Hunt (J.B.) Transport Services, Inc..................     17,600     $    313,368
 *Huntco, Inc. Class A.................................      1,000              195
 *Hurco Companies, Inc.................................      1,200            2,952
 *Hutchinson Technology, Inc...........................     12,600          265,041
 *Hycor Biomedical, Inc................................      3,700           22,144
 *Hypercom Corp........................................     19,900          126,166
 *HyperFeed Technologies, Inc..........................      6,700            4,891
 *Hyperion Solutions Corp..............................     16,500          315,892
 *#Hyseq, Inc..........................................      9,600           79,056
 *#i3 Mobile, Inc......................................      9,400           19,552
 *iBasis, Inc..........................................      9,400           11,703
 Iberiabank Corp.......................................      1,300           35,379
 *#Ibis Technology Corp................................      4,100           40,180
 *ICT Group, Inc.......................................      4,600           73,301
 *ICU Medical, Inc.....................................      4,200          180,432
 *#Identix, Inc........................................     16,500          138,352
 Idex Corp.............................................      7,000          212,800
 *IDEXX Laboratories, Inc..............................     16,700          484,550
 *IDT Corp.............................................     13,100          176,850
 *IDT Corp. Class B....................................     13,100          155,890
 *IDX Systems Corp.....................................     14,100          181,678
 *IEC Electronics Corp.................................      1,400              707
 *IFR Systems, Inc.....................................      4,100            3,259
 *iGate Capital Corp...................................     20,300           84,346
 *#IGEN, Inc...........................................      9,700          348,569
 *IHOP Corp............................................     10,300          291,490
 *II-VI, Inc...........................................      6,200          100,781
 Ikon Office Solutions, Inc............................     32,400          347,328
 *Ikos Systems, Inc....................................      4,400           33,110
 *Illuminet Holdings, Inc..............................     13,000          450,580
 *Image Entertainment, Inc.............................      7,300           14,125
 *iManage, Inc.........................................     11,700           75,055
 *Imation Corp.........................................     17,600          381,568
 *Imatron, Inc.........................................     11,900           21,955
 IMC Global, Inc.......................................     17,200          202,100
 *Immersion Corp.......................................      9,400           42,723
 *Immucor, Inc.........................................      3,100           20,739
 *Immune Response Corp.................................     12,300           17,773
 *Immunogen, Inc.......................................     19,800          325,215
 *Immunomedics, Inc....................................     24,800          593,092
 *Impath, Inc..........................................      7,700          287,094
 *Impax Laboratoroes, Inc..............................     22,900          240,564
 *#Impco Technologies, Inc.............................      5,100           71,221
 *#Imperial Credit Industries, Inc.....................      5,800            2,407
 *Implant Sciences Corp................................      2,300           23,575
 *Incara Pharmaceuticals Corp..........................      2,500            3,762
 *Incyte Pharmaceuticals, Inc..........................     23,000          437,345
 Independence Community Bank Corp......................     17,259          408,262
 Independence Holding Co...............................        880           14,256
 Independent Bank Corp.................................      4,300           89,483
 Independent Bank East.................................      3,748          103,070
 *Indus International, Inc.............................     17,500          125,475
 *Industrial Holdings, Inc.............................      1,500            1,350
 *Industri-Matematik International Corp................      6,400            6,464
 *Inet Technologies, Inc...............................     22,700          184,097
 *Infinium Software, Inc...............................      1,700            2,269
 *Infocrossing, Inc....................................      2,300           10,557
 *InFocus Corp.........................................     19,400          437,858
 *Infogrames, Inc......................................     20,020          153,153
 *Infonet Services Corp................................     24,900           44,322

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Informatica Corp.....................................     39,100     $    521,203
 *Information Architects Corp..........................     10,900            2,779
 *Information Holdings, Inc............................     10,800          253,800
 *Information Resources, Inc...........................     14,300          116,616
 *InforMax, Inc........................................      7,900           24,648
 *Inforte Corp.........................................      6,400           75,872
 *InfoSpace, Inc.......................................     31,100           63,288
 *infoUSA, Inc.........................................     25,200          143,388
 *Ingenuus Corp........................................      8,600              731
 Ingles Market, Inc. Class A...........................      4,200           50,925
 *Inhale Therapeutic Systems, Inc......................     27,400          446,209
 *Inkine Pharmaceutical Co., Inc.......................     16,800           24,528
 *Inktomi Corp.........................................     64,500          321,532
 *Innodata Corp........................................     10,700           32,795
 *Innotrac Corp........................................      5,600           42,280
 *Innovative Gaming Corp. of America...................        800              228
 *Innoveda, Inc........................................      1,100            1,111
 *Innovex, Inc.........................................      7,500           25,462
 *Inprimis, Inc........................................      2,300              132
 *Input/Output, Inc....................................     25,600          199,680
 *Insight Enterprises, Inc.............................     17,000          336,685
 *Insignia Financial Group, Inc........................      4,200           42,756
 *inSilicon Corp.......................................      5,000           10,950
 *Insite Vision, Inc...................................      4,900            5,733
 *Insituform Technologies, Inc. Class A................     13,500          297,675
 *Insmed, Inc..........................................     16,400           55,186
 *Inspire Insurance Solutions, Inc.....................      3,700            1,406
 *Inspire Pharmaceuticals, Inc.........................      7,400           83,805
 *Insurance Auto Auctions, Inc.........................      5,800           84,535
 *InsWeb Corp..........................................      3,000            2,175
 *INT Media Group, Inc.................................      1,600            3,456
 Integra Bank Corp.....................................      8,660          176,447
 *Integra Lifesciences Corp............................     12,800          346,560
 *Integral Systems, Inc................................      4,700          100,979
 *Integral Vision, Inc.................................      1,800              288
 *Integrated Circuit Systems, Inc......................     22,400          418,320
 *Integrated Electrical Services, Inc..................     18,900           77,112
 *Integrated Information Systems, Inc..................        900              427
 *Integrated Silicon Solution, Inc.....................     13,200          152,922
 *Integrated Telecom Express, Inc......................        100              150
 *#Intelli-Check, Inc..................................      3,300           52,470
 *Intellidata Technologies Corp........................     23,000           69,805
 *Intelligent Systems Corp.............................      1,100            3,377
 *Intelligroup, Inc....................................        800              728
 *Inter Parfums, Inc...................................      3,450           26,479
 Interactive Data Corp.................................     45,600          612,180
 *Interactive Intelligence, Inc........................      7,600           36,290
 *InterCept Group, Inc.................................      8,700          284,272
 Interchange Financial Services Corp...................        600           11,265
 *InterDent, Inc.......................................      1,216            2,257
 *Interdigital Communications Corp.....................     27,800          258,401
 *Interep National Radio Sales, Inc....................      1,400            4,053
 Interface, Inc. Class A...............................     23,300          114,519
 *Intergraph Corp......................................     24,700          299,611
 *Interland, Inc.......................................     26,300           61,279
 *#Interliant, Inc.....................................      2,300              977
 *Interlink Electronics, Inc...........................      4,850           19,909
 *Interlinq Software Corp..............................      1,200            2,286
 *Interlogix, Inc......................................      9,700          256,177
 *Interlott Technologies, Inc..........................      1,200            5,160
 *Intermagnetics General Corp..........................      7,852          183,069
                                                            SHARES           VALUE+
                                                            ------           ------
 Intermet Corp.........................................     10,200     $     32,589
 *InterMune, Inc.......................................     11,100          519,369
 *Internap Network Services Corp.......................     35,000           39,375
 *International Aircraft Investors.....................      1,000            1,920
 International Aluminum Corp...........................        700           15,190
 *International FiberCom, Inc..........................      1,800              549
 *#International Microcomputer Software, Inc...........        300              120
 International Multifoods Corp.........................      9,400          214,508
 *International Remote Imaging Systems, Inc............      1,800            4,842
 International Shipholding Corp........................      1,200            7,560
 *International Speciality Products, Inc...............     32,700          271,410
 *International Total Services, Inc....................        300               25
 *Internet Commerce and Communications, Inc............      1,700               13
 *Internet Commerce Corp...............................      1,100            4,229
 *Internet Security Systems, Inc.......................     16,200          525,528
 *Interneuron Pharmaceuticals, Inc.....................     21,600          185,112
 *Interphase Corp......................................      2,900           11,919
 *Interplay Entertainment Corp.........................      9,800            8,330
 Interpool, Inc........................................      6,900          110,400
 *Interpore International, Inc.........................     10,100           80,749
 Interstate Bakeries Corp..............................     12,100          298,144
 *Interstate National Dealers Services, Inc............      1,200            5,988
 Inter-Tel, Inc........................................     12,400          226,424
 *Intervoice, Inc......................................     16,500          233,228
 *Interwoven, Inc......................................     42,500          379,950
 *Intest Corp..........................................      4,300           13,846
 *Intevac, Inc.........................................      1,500            4,200
 #Intimate Brands, Inc.................................     25,600          367,360
 *IntraBiotics Pharmaceuticals, Inc....................      2,500            5,262
 *Intrado, Inc.........................................      6,500          179,368
 *Intraware, Inc.......................................      1,000              755
 *Intrusion.com, Inc...................................     10,200           19,635
 Invacare Corp.........................................     14,300          506,220
 *#Inverness Medical Innovations, inc..................      2,775           42,939
 *Investment Technology Group, Inc.....................      1,600           92,000
 *#Invision Technologies, Inc..........................      6,500          163,573
 *Invitrogen Corp......................................      1,562          106,599
 *Invivo Corp..........................................      1,200           14,874
 *Iomed, Inc...........................................        700            1,463
 *Iomega Corp..........................................     21,720          147,696
 *Ionics, Inc..........................................      8,100          219,915
 Ipswich Bancshares, Inc...............................        300            3,879
 *Iridex Corp..........................................      1,700            7,820
 #Irwin Financial Corp.................................     10,500          173,775
 *Isco, Inc............................................      1,100            9,103
 *Isis Pharmaceuticals, Inc............................     26,000          591,890
 *Isle of Capri Casinos, Inc...........................     15,300          198,518
 *I-Stat Corp..........................................     10,000           63,300
 *IT Group, Inc .......................................      8,800            9,680
 *ITC Learning Corp....................................        300               27
 *ITLA Capital Corp....................................      2,100           39,596
 *Itron, Inc...........................................      7,500          211,838
 *ITT Educational Services, Inc........................     13,100          489,285
 *ITXC Corp............................................     22,500          170,213
 *Ivex Packaging Corp..................................     17,200          307,020
 *IXYS Corp............................................     12,600           76,860
 *J & J Snack Foods Corp...............................      2,700           64,530

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *J Net Enterprises, Inc...............................      3,000     $      6,360
 *J. D. Edwards & Co...................................     35,900          474,239
 *J. Jill Group, Inc...................................      5,000           98,675
 J. M. Smucker Co......................................      7,600          267,596
 *j2 Global Communication, Inc.........................        922            3,622
 *Jack in the Box, Inc.................................     19,500          504,660
 Jacksonville Bancorp, Inc.............................        100            2,039
 *Jaco Electronics, Inc................................      2,550           10,914
 *Jakks Pacific, Inc...................................      9,700          242,355
 *JDA Software Group, Inc..............................     10,900          183,175
 Jefferies Group, Inc..................................     12,300          434,805
 JLG Industries, Inc...................................     21,800          208,190
 *JLM Industries, Inc..................................      1,600            2,928
 *JMAR Industries, Inc.................................     11,100           37,907
 *JNI Corp.............................................     13,600          126,752
 Johnson & Johnson.....................................      8,236          479,747
 *Jones Lang LaSalle, Inc..............................      7,500          119,625
 *#Jore Corp...........................................      2,000               10
 *Jos. A. Bank Clothiers, Inc..........................      1,300           10,485
 *Journal Register Co..................................     22,600          429,400
 *JPM Co...............................................      2,300              224
 *JPS Industries, Inc..................................      2,500           12,388
 *Judge.com, Inc.......................................      2,800            1,666
 *Jupiter Media Metrix, Inc............................      1,500            2,378
 K Swiss, Inc. Class A.................................      3,500          111,913
 *K2, Inc..............................................      7,700           64,295
 *Kadant, Inc..........................................        192            2,644
 *Kaiser Aluminum Corp.................................     31,900           59,334
 Kaman Corp. Class A...................................     11,500          168,188
 *Kana Software, Inc...................................        315              569
 Kaneb Services LLC....................................      5,200           95,524
 *Kansas City Southern Industries, Inc.................     29,000          402,520
 Kaydon Corp...........................................     15,000          306,000
 KB Home Corp..........................................     10,600          356,372
 *KBK Capital Corp.....................................        500            1,100
 *#KCS Energy, Inc.....................................     15,900           46,110
 *Keane, Inc...........................................     34,300          574,525
 *Keith Companies, Inc.................................      2,900           24,723
 *#Kellstrom Industries, Inc...........................      5,900              915
 Kellwood Co...........................................     11,300          250,069
 Kelly Services, Inc...................................     12,100          256,581
 *Kendle International, Inc............................      5,900           96,760
 Kennametal, Inc.......................................     10,700          427,037
 *Kennedy-Wilson, Inc..................................      2,300            8,154
 *Kensey Nash Corp.....................................      5,200          106,028
 Kentucky First Bancorp, Inc...........................        200            2,560
 *#Keravision, Inc.....................................      3,700               64
 Kewaunee Scientific Corp..............................        300            2,655
 *Key Energy Group, Inc................................     51,200          422,400
 *Key Production Co., Inc..............................      6,906          108,424
 *Key Technology, Inc..................................        900            2,772
 *Key Tronic Corp......................................      2,900            7,569
 *Key3Media Group, Inc.................................      3,500           16,065
 *Keynote Systems, Inc.................................      1,700           13,303
 *Keystone Automotive Industries, Inc..................      7,200          113,148
 *kforce.com, Inc......................................     15,103           73,250
 *#KFX, Inc............................................     13,400           38,860
 Kimball International, Inc. Class B...................     13,500          193,388
 *Kirby Corp...........................................     12,300          323,490
 Klamath First Bancorp, Inc............................      2,300           30,383
 Knape & Vogt Manufacturing Co.........................        400            4,078
                                                            SHARES           VALUE+
                                                            ------           ------
 *Knight Trading Group, Inc............................     35,200     $    409,904
 *Knight Transportation, Inc...........................      6,750          187,346
 *Koala Corp...........................................      3,400            2,890
 *#Komag, Inc..........................................     15,574              771
 *Kontron Mobile Computing, Inc........................      1,800            1,647
 *Kopin Corp...........................................     32,500          524,713
 *Korn/Ferry International.............................     17,000          146,200
 *Kos Pharmaceuticals, Inc.............................     10,000          315,050
 Koss Corp.............................................      1,000           18,155
 *#Krauses Furniture, Inc..............................      4,000               12
 *Kroll, Inc...........................................     11,200          160,272
 *Kronos, Inc..........................................      9,225          397,229
 *K-Tron International, Inc............................        400            4,260
 *Kulicke & Soffa Industries, Inc......................     35,000          551,425
 *K-V Pharmaceutical Co. Class A.......................      9,300          238,080
 *K-V Pharmaceutical Co. Class B.......................      1,950           54,990
 *KVH Industries, Inc..................................      3,900           23,303
 *L90, Inc.............................................      1,000            1,230
 *La Jolla Pharmceutical Co............................     17,600          149,336
 *LaBarge, Inc.........................................      6,100           20,069
 *LabOne, Inc..........................................      3,400           49,810
 *Labor Ready, Inc.....................................     20,700           94,599
 *Laboratory Corp. of America Holdings, Inc............      2,120          163,028
 *Labranche & Co., Inc.................................      3,700          115,625
 Laclede Group, Inc....................................      9,400          222,780
 *Ladish Co., Inc......................................      6,400           57,152
 *Lakeland Industries, Inc.............................        400            3,680
 *Lakes Gaming, Inc....................................      4,300           28,595
 *Lamson & Sessions Co.................................     12,900           44,118
 Lancaster Colony Corp.................................      9,000          301,095
 Lance, Inc............................................     14,500          211,555
 *Lancer Corp..........................................      2,300           10,396
 *Landair Corp.........................................        600            5,139
 Landamerica Financial Group, Inc......................      7,600          186,200
 Landauer, Inc.........................................      2,200           75,460
 *Landec Corp..........................................      3,200           10,544
 Landmark Bancorp, Inc.................................        100            1,859
 Landrys Seafood Restaurants, Inc......................      6,200          121,830
 *Lands End, Inc.......................................     13,100          601,945
 *Landstar Systems, Inc................................      9,663          670,612
 *Laser Pacific Media Corp.............................      3,500            8,960
 *Laser Vision Centers, Inc............................      8,000           19,000
 *Lason, Inc...........................................      5,800              725
 *Latitude Communications, Inc.........................      8,700           11,615
 Lawson Products, Inc..................................      2,500           66,713
 *Layne Christensen Co.................................      4,700           36,872
 La-Z-Boy, Inc.........................................     20,116          422,436
 *LCA-Vision, Inc......................................     20,800           17,576
 *LCC International, Inc. Class A......................      6,000           40,230
 *LeadingSide, Inc.....................................      1,300                7
 *Leapnet, Inc.........................................        420              773
 *Learning Tree International, Inc.....................      9,600          230,448
 *Lecroy Corp..........................................      4,200           69,090
 *Lectec Corp..........................................        600              660
 Ledger Capital Corp...................................        500            8,500
 Leeds Federal Bancshares, Inc.........................        400           12,640
 *Leisure Time Casinos & Resorts, Inc..................        900              275
 *#LendingTree, Inc....................................      9,500           55,290
 Lennox International, Inc.............................     28,100          261,330
 Lesco, Inc............................................      3,300           23,430

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Level 8 Systems, Inc................................      6,700     $     11,625
 *Lexicon Genetics, Inc................................     23,600          236,590
 Libbey, Inc...........................................      4,600          151,800
 *Liberate Technologies, Inc...........................     43,600          400,684
 Liberty Bancorp, Inc..................................        700            8,365
 Liberty Corp..........................................      6,600          275,220
 *Liberty Digital, Inc.................................     13,300           43,358
 Liberty Homes, Inc. Class B...........................        100              638
 *Liberty Livewire Corp. Class A.......................        440            2,867
 *Liberty Media Corp...................................        135            1,775
 *LIFE Financial Corp..................................        420              708
 *Lifecore Biomedical, Inc.............................      6,000           62,850
 *#LifePoint, Inc......................................     10,600           22,790
 Lifetime Hoan Corp....................................      1,200            6,576
 *Ligand Pharmaceuticals, Inc. Class B.................     29,900          494,247
 *Lightbridge, Inc.....................................     14,016          177,793
 *LightPath Technologies, Inc..........................      9,100           32,442
 Lillian Vernon Corp...................................      2,700           20,385
 Lincoln Electric Holdings.............................     13,600          303,756
 Lindsay Manufacturer Co...............................      3,100           58,125
 *Linens 'n Things, Inc................................     18,700          448,800
 *Lionbridge Technologies, Inc.........................     12,300           22,817
 *Liquid Audio, Inc....................................      7,000           16,485
 *Lithia Motors, Inc. Class A..........................      1,300           25,350
 *Littlefuse, Inc......................................     10,000          249,450
 *LLEX Oncology, Inc...................................     13,200          345,444
 *LLX Resorts, Inc.....................................        400            2,640
 LNR Property Corp.....................................     12,100          346,060
 *Lodgenet Entertainment Corp..........................      4,000           64,360
 *#Lodgian, Inc........................................     10,800            1,296
 *Loews Cineplex Entertainment Corp....................      3,400              391
 *#Logic Devices, Inc..................................        300              915
 *Logility, Inc........................................      1,500            3,525
 *Lojack Corp..........................................      7,600           40,470
 Lone Star Steakhouse & Saloon, Inc....................     11,200          156,800
 *Lone Star Technologies, Inc..........................     12,400          187,364
 Longs Drug Stores Corp................................     10,700          245,137
 Longview Fibre Co.....................................     25,700          305,830
 *LookSmart, Ltd.......................................     13,100           13,362
 Louisiana-Pacific Corp................................     30,300          232,704
 *Lowrance Electronics, Inc............................        600            1,590
 LSB Corp..............................................      1,100           13,888
 LSI Industries, Inc...................................      3,600           90,432
 *LSI Logic Corp.......................................      8,417          136,776
 *LTX Corp.............................................     23,900          509,548
 *Luby's Cafeterias, Inc...............................     11,200           79,520
 Lufkin Industries, Inc................................      1,300           33,800
 *#Luminex Corp........................................     14,200          217,899
 *Lydall, Inc..........................................      7,900           76,472
 *Lynch Corp...........................................        300            5,400
 *#Lynx Therapeutics, Inc..............................      6,700           21,373
 *M & F Worldwide Corp.................................      3,500           15,820
 *M.H. Meyerson & Co., Inc.............................      2,800            2,534
 MacDermid, Inc........................................     15,600          215,748
 *Mace Security International, Inc.....................      4,200            3,990
 *Mac-Gray Corp........................................      2,500            7,713
 *Mackie Designs, Inc..................................      2,400           10,080
 *Macromedia, Inc......................................     26,080          581,845
 *Madden (Steven), Ltd.................................      5,500           66,028
 Madison Gas & Electric Co.............................      8,300          220,780
 MAF Bancorp, Inc......................................     11,500          333,155
                                                            SHARES           VALUE+
                                                            ------           ------
 *Magellan Health Services, Inc........................     16,500     $    174,075
 *Magna Entertainment Corp.............................      7,600           44,650
 *Magnetek, Inc........................................     11,200          101,808
 *Magnum Hunter Resources, Inc.........................     17,800          151,300
 *MAII Holdings, Inc...................................      1,200            2,124
 *Mail-Well, Inc.......................................     24,600           97,170
 *Main Street & Main, Inc..............................      2,500           13,213
 Main Street Bancorp, Inc..............................      4,700           70,923
 Maine Public Service Co...............................        300            8,535
 *Mallon Resources Corp................................      5,300           16,801
 *Management Network Group, Inc........................     12,600           77,868
 *Manchester Technologies, Inc.........................        400              942
 *Mandalay Resort Group................................      3,700           79,920
 *Manhattan Associates, Inc............................     13,400          405,551
 Manitowoc Co., Inc....................................     12,300          349,935
 *Mannatech, Inc.......................................        700            2,594
 *Manning (Greg) Auctions, Inc.........................      4,900            8,012
 *Manugistic Group, Inc................................     34,100          401,016
 *Mapics, Inc..........................................     10,000           55,550
 *Mapinfo Corp.........................................      6,975           96,778
 Marcus Corp...........................................      4,400           60,896
 *Marimba, Inc.........................................     11,800           32,214
 Marine Products Corp..................................      4,260           17,466
 Maritrans, Inc........................................      3,400           33,660
 *#Marketing Services Group, Inc.......................        616            2,036
 *MarketWatch.com, Inc.................................      8,300           31,665
 *MarkWest Hydrocarbon, Inc............................        800            4,640
 Marsh Supermarkets, Inc. Class A......................        600            8,295
 Marsh Supermarkets, Inc. Class B......................        400            5,220
 *Martek Biosciences Corp..............................      8,900          194,332
 *#Marvel Enterprises, Inc.............................     10,400           37,544
 *Mascotech, Inc.......................................     14,300                0
 Massbank Corp.........................................        600           21,690
 *Mastec, Inc..........................................     23,908          130,299
 *Matec Corp...........................................        600            2,922
 *Material Sciences Corp...............................      3,600           35,208
 *Matria Healthcare, Inc...............................      2,300           58,915
 *Matritech, Inc.......................................     11,000           24,640
 *Matrix Bancorp, Inc..................................      1,700           18,012
 *Matrix Pharmaceutical, Inc...........................     10,500           11,918
 *Matrix Service Co....................................      2,200           15,191
 *MatrixOne, Inc.......................................     22,800          187,872
 Matthews International Corp. Class A..................     13,400          323,945
 *Mattson Technology, Inc..............................     17,101          125,607
 *Maverick Tube Corp...................................     17,000          178,330
 *Max & Ermas Restaurants, Inc.........................        500            6,000
 *Maxco, Inc...........................................        300            1,725
 *Maxicare Health Plans, Inc...........................        240                3
 *Maxim Pharmaceuticals, Inc...........................     11,600           79,112
 *Maximus, Inc.........................................     11,500          449,650
 *Maxtor Corp..........................................     74,069          437,007
 *Maxwell Shoe Company, Inc............................      1,800           25,722
 *Maxwell Technologies, Inc............................      4,900           51,230
 *Maxxam, Inc..........................................        600           11,400
 *Maxygen, Inc.........................................     14,500          259,840
 *Maynard Oil Co.......................................        900           17,055
 *Mayor's Jewelers, Inc................................      2,000            2,800
 *MB Financial, Inc....................................      2,100           54,170
 *McAfee.com Corp......................................      1,400           33,334
 McGrath Rent Corp.....................................      3,100           78,074
 *MCK Communications, Inc..............................      4,100            5,740

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *McMoran Exploration Co...............................      7,900     $     53,720
 McRae Industries, Inc. Class A........................        300            1,722
 *#MCSI, Inc...........................................      6,200          128,495
 MDC Holdings, Inc.....................................     11,960          428,048
 *Meade Instruments Corp...............................      8,200           32,185
 Meadowbrook Insurance Group, Inc......................      1,700            3,230
 *#Measurement Specialties, Inc........................      5,700           37,050
 *Mechanical Dynamics, Inc.............................      1,600           15,584
 *Medarex, Inc.........................................     13,400          312,421
 *#Med-Design Corp.....................................      5,300           89,756
 Medford Bancorp, Inc..................................      1,600           32,600
 *Media 100, Inc.......................................      4,200            6,027
 *#Media Arts Group, Inc...............................      6,600           19,140
 Media General, Inc. Class A...........................     10,100          464,903
 *Medical Action Industries, Inc.......................     12,500          220,000
 *Medicis Pharmaceutical Corp. Class A.................      2,500          147,750
 *Medquist, Inc........................................     18,400          442,796
 *Medstone International, Inc..........................        900            4,059
 *MEDTOX Scientific, Inc...............................        660            7,227
 *Memberworks, Inc.....................................      7,600           78,470
 *MEMC Electronic Materials, Inc.......................     34,800          130,500
 *Mens Warehouse, Inc..................................     20,501          393,004
 Mentor Corp...........................................     11,700          329,180
 *Mentor Graphics Corp.................................     25,800          585,015
 *#Mercator Software, Inc..............................     15,200          112,556
 Merchants Bancshares, Inc.............................      6,100          201,605
 Merchants Group, Inc..................................        400            9,100
 *Mercury Air Group, Inc...............................      1,300            6,110
 *Mercury Computer Systems, Inc........................     10,900          503,144
 Meridian Bioscience, Inc..............................      5,400           31,995
 *Meridian Medical Technology, Inc.....................      1,200           22,260
 *Meridian Resource Corp...............................     25,600           85,760
 *MeriStar Hotels & Resorts, Inc.......................      5,300            3,869
 *Merit Medical Systems, Inc...........................      4,875           71,370
 *Merix Corp...........................................      6,250          117,000
 *Merrimac Industries, Inc.............................        500            4,520
 *Mesa Air Group, Inc..................................     15,900          109,313
 *Mesa Labs, Inc.......................................      5,300           31,694
 *Mesaba Holdings, Inc.................................     10,100           70,397
 *Meta Group, Inc......................................      5,500           10,285
 Metals USA, Inc.......................................     12,500            2,000
 *MetaSolv Software, Inc...............................     10,500           83,685
 *Metawave Communications Corp.........................     17,500           38,413
 Methode Electronics, Inc. Class A.....................     17,100          138,254
 Met-Pro Corp..........................................      1,600           18,928
 *Metro Information Services, Inc......................      3,800           29,925
 *Metro One Telecommunications, Inc....................     12,050          414,761
 MetroCorp. Bancshares, Inc............................      1,400           16,100
 *Metromedia International Group, Inc..................     46,600           47,532
 *Metropolitan Financial Corp..........................      1,500            5,025
 *Mexican Restaurants, Inc.............................        500            1,345
 MFB Corp..............................................        200            4,101
 *MFRI, Inc............................................        100              305
 *MGI Pharma, Inc......................................      9,500          131,623
 MI Schottenstein Homes, Inc...........................      1,600           65,584
 *Michael Anthony Jewelers, Inc........................        900            2,592
 *Michaels Stores, Inc.................................     20,600          618,927
 *Micro Component Technology, Inc......................      7,000           14,105
 *Micro General Corp...................................      2,800           33,950
 *Micro Linear Corp....................................      5,900           17,936
                                                            SHARES           VALUE+
                                                            ------           ------
 *Microchip Technology, Inc............................      3,869     $    139,690
 MicroFinancial, Inc...................................        500            4,945
 *Micromuse, Inc.......................................     34,100          539,803
 *Micros Systems, Inc..................................      8,800          218,944
 *Micros to Mainframes, Inc............................      1,200            1,680
 *Microsemi Corp.......................................     13,800          429,318
 *Micro-Therapeutics, Inc..............................      5,000           28,700
 *Microvision, Inc.....................................      6,000           84,090
 Mid America Banccorp..................................      2,406           77,714
 *Mid Atlantic Medical Services, Inc...................     23,500          476,815
 Midas, Inc............................................      7,700           95,865
 Middleby Corp.........................................      3,000           16,110
 Middlesex Water Co....................................      1,000           33,645
 Midland Co............................................        900           36,410
 Mid-State Bancshares..................................      9,900          155,628
 *Midway Airlines Corp.................................      2,200              385
 *Midway Games, Inc....................................     18,900          282,366
 Midwest Banc Holdings, Inc............................      1,100           21,544
 *Midwest Express Holdings, Inc........................      6,900           84,180
 *Mikohn Gaming Corp...................................      6,000           44,430
 Milacron, Inc.........................................     16,800          234,696
 *#Milestone Scientific, Inc...........................      2,600            1,638
 Millennium Chemicals, Inc.............................     22,600          265,324
 *Miller Industries, Inc...............................      4,200           13,020
 *Millerbuilding Systems Escrow Shares.................        500              150
 *MIM Corp.............................................     10,700          130,273
 Minerals Technologies, Inc............................     10,300          460,410
 Minuteman International, Inc..........................        200            1,733
 *MIPS Technologies, Inc...............................      6,900           64,757
 *Miravant Medical Technologies........................      9,300           78,911
 *Misonix, Inc.........................................      2,700           23,450
 *Mission Resources Corp...............................     11,900           40,639
 *Mississippi Chemical Corp............................     13,100           42,313
 Mississippi Valley Bancshares, Inc....................      2,800          102,928
 Missouri Bancorp, Inc.................................        200            3,210
 *Mitcham Industries, Inc..............................      4,100           19,988
 *Mitek Systems, Inc...................................        100              156
 *MKS Instruments, Inc.................................     16,997          382,093
 *Mobile Mini, Inc.....................................      7,000          225,155
 *Mobius Management Systems, Inc.......................      9,100           26,072
 Mocon, Inc............................................      1,600           14,600
 Modine Manufacturing Co...............................     14,100          302,163
 *Modis Professional Services, Inc.....................     49,100          282,325
 *Modtech Holdings, Inc................................      4,800           42,408
 *Moldflow Corp........................................      5,100           65,433
 *Molecular Devices Corp...............................      8,450          168,620
 *Monaco Coach Corp....................................     14,250          277,875
 *Monarch Casino and Resort, Inc.......................        900            7,007
 *Mondavi (Robert) Corp. Class A.......................      4,000          139,960
 *Monro Muffler Brake, Inc.............................      2,000           25,750
 *Montana Power Co.....................................     51,900          247,563
 *Monterey Bay Bancorp, Inc............................        600            8,595
 *Monterey Pasta Co....................................      6,700           45,761
 MONY Group, Inc.......................................        354           11,087
 *Moog, Inc. Class A...................................      2,700           55,836
 *Moore Medical Corp...................................        300            2,220
 *Morton's Restaurant Group, Inc.......................      1,100           14,685
 *#Mossimo, Inc........................................      2,300            8,177
 *Motient Corp.........................................      1,200              606
 *Motor Car Parts & Accessories, Inc...................        200              645
 *Motor Cargo Industries, Inc..........................      1,700           20,630

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Movado Group, Inc.....................................      4,800     $     88,800
 *Movie Gallery, Inc...................................      8,200          204,713
 *#Mpower Holding Corp.................................      1,800              909
 *MRO Software, Inc....................................     11,000          186,835
 *MRV Communications, Inc..............................     31,600          151,048
 *MSC Industrial Direct Co., Inc. Class A..............     14,300          262,405
 *MSC Software Corp....................................      9,400          131,600
 *#MTI Technology Corp.................................     14,500           26,898
 *MTR Gaming Group, Inc................................     12,700          172,276
 MTS Systems Corp......................................      8,300           88,271
 Mueller (Paul) Co.....................................        200            5,898
 *Mueller Industries, Inc..............................     15,800          506,390
 *Multex.com, Inc......................................     15,800           89,507
 *Multi Color Corp.....................................        300            6,791
 Myers Industries, Inc.................................     11,924          147,858
 *Myriad Genetics, Inc.................................      9,300          529,124
 *NABI, Inc............................................     19,000          172,330
 Nacco Industries, Inc. Class A........................      2,300          128,340
 *Nanogen, Inc.........................................     10,700           67,410
 *Nanometrics, Inc.....................................      5,800          132,907
 *Nanophase Technologies Corp..........................      6,900           44,367
 *Napco Security Systems, Inc..........................        400            2,330
 *Napro Biotherapeutics, Inc...........................     14,100          159,683
 Nash Finch Co.........................................      4,600          114,333
 *Nastech Pharmaceutical Co., Inc......................      4,000           48,500
 *NATCO Group, Inc. Class A............................      4,700           30,362
 *Nathans Famous, Inc..................................      2,000            6,960
 *National Beverage Corp...............................      1,500           16,800
 National Commerce Financial Corp......................        302            7,253
 *National Dentex Corp.................................        700           15,589
 *National Home Health Care Corp.......................      1,050           17,236
 *National Information Consortium, Inc.................     29,200           96,506
 *National Oilwell, Inc................................      6,569          109,965
 National Penn Bancshares, Inc.........................      5,565          135,230
 National Presto Industries, Inc.......................      2,800           77,476
 *National Processing, Inc.............................     10,600          307,400
 *National Research Corp...............................      2,100           11,813
 *National RV Holdings, Inc............................      4,800           43,680
 National Service Industries, Inc......................      9,900          157,608
 *National Steel Corp. Class B.........................      6,700            7,906
 *National Technical Systems, Inc......................        900            1,332
 *National Techteam, Inc...............................        500            1,298
 *National Western Life Insurance Co. Class A..........        500           55,375
 *Natrol, Inc..........................................      2,000            5,900
 *Natural Wonders, Inc.................................        400                1
 Natures Sunshine Products, Inc........................      8,300          116,159
 *Nautica Enterprises, Inc.............................     15,800          205,874
 *Navarre Corp.........................................      2,300            2,818
 *Navidec, Inc.........................................      5,500            2,833
 *Navigant Consulting, Inc.............................     19,600           78,008
 *Navigant International, Inc..........................      6,600           70,917
 *Navigators Group, Inc................................        500            9,588
 NBT Bancorp...........................................     11,600          162,110
 *NBTY, Inc............................................     34,100          396,413
 NCH Corp..............................................        800           37,720
 *NCI Building Systems, Inc............................      8,900          121,396
 *#Nco Escrow..........................................      2,600                0
 *NCO Group, Inc.......................................     12,900          224,331
 *NCO Portfolio Management, Inc........................        360            2,376
                                                            SHARES           VALUE+
                                                            ------           ------
 *#NCS Healthcare, Inc.................................      1,600     $        272
 NDChealth Corp........................................     15,300          504,135
 *Neff Corp. Class A...................................      5,100            2,040
 *Neiman Marcus Group, Inc.............................      6,400          187,840
 Nelson (Thomas), Inc..................................      5,000           45,500
 *Neogen Corp..........................................      1,500           29,063
 *NeoMagic Corp........................................     12,900           40,893
 *#NEON Communications, Inc............................     10,700           44,780
 *NEON Systems, Inc....................................      4,800           16,464
 *Neopharm, Inc........................................      7,810          151,475
 *Neorx Corp...........................................     13,200           68,046
 *Neose Technologies, Inc..............................      7,000          208,320
 *#Neotherapeutics, Inc................................     10,900           46,870
 *Net Perceptions, Inc.................................     13,400           18,760
 *Net2Phone, Inc.......................................     14,900           81,131
 *Netegrity, Inc.......................................     13,200          217,206
 *Netguru, Inc.........................................      3,700            7,049
 *NetIQ Corp...........................................     18,640          627,516
 *Netopia, Inc.........................................      6,900           38,985
 *NetRatings, Inc......................................      7,700          107,723
 *Netro Corp...........................................     25,800           96,621
 *Netscout System, Inc.................................     14,800          134,532
 *NETsilicon, Inc......................................      2,100            6,941
 *NetSolve, Inc........................................      5,500           55,275
 *Network Associates, Inc..............................     13,800          317,055
 *Network Equipment Technologies, Inc..................     11,000           34,100
 *#Network Plus Corp...................................     30,900           46,814
 *Neurocrine Biosciences, Inc..........................     12,500          594,750
 *Neurogen Corp........................................      8,700          166,040
 *New Century Equity Holdings Corp.....................     18,900           11,435
 *New Century Financial Corp...........................      9,800          110,446
 New England Business Services, Inc....................      5,800          106,256
 New Hampshire Thrift BancShares, Inc..................        100            1,538
 *New Horizons Worldwide, Inc..........................      2,775           30,497
 New Jersey Resources Corp.............................      8,800          413,160
 New York Community Bancorp Inc........................     41,139          941,672
 Newmil Bancorp, Inc...................................      1,600           23,784
 #Newmont Mining Corp..................................      1,151           22,640
 *Newpark Resources, Inc...............................     34,800          243,252
 Newport Corp..........................................     18,300          325,283
 *Nexell Therapeutics, Inc.............................      1,550            3,193
 *#NextCard, Inc.......................................      4,600            3,473
 *Nexthealth, Inc......................................      3,400           16,609
 *Niagara Corp.........................................        900            1,508
 NL Industries, Inc....................................     16,000          228,480
 *NMS Communications Corp..............................     12,900           58,631
 NN, Inc...............................................      3,000           26,895
 *Nobel Learning Communities, Inc......................      1,200            8,304
 *Nobility Homes, Inc..................................        900            7,511
 Nordson Corp..........................................      9,800          236,719
 *Norstan, Inc.........................................      5,500           27,473
 *Nortek, Inc..........................................      5,200          108,940
 *North American Scientific, Inc.......................      5,100           81,983
 North Central Bancshares, Inc.........................        400            8,760
 North Pittsburgh Systems, Inc.........................      2,200           37,191
 Northeast Pennsylvania Financial Corp.................      1,400           24,500
 Northern Technologies International Corp..............      5,300           23,400

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Northfield Laboratories, Inc........................      7,100     $     70,610
 *Northland Cranberries, Inc...........................      1,375              818
 Northrim Bank.........................................      1,430           20,628
 Northrop Grumman Corp.................................         56            5,257
 *Northwest Airlines Corp..............................      6,500          116,058
 Northwest Bancorp, Inc................................     10,200          111,231
 Northwest Natural Gas Co..............................     12,600          308,070
 Northwestern Corp.....................................     11,600          236,640
 *Novadigm, Inc........................................      9,700           94,575
 *#Novamed Eyecare, Inc................................     12,300           16,298
 *Novametrix Medical Systems, Inc......................      2,700           18,941
 *Novatel Wireless, Inc................................      2,300            1,679
 *Novavax, Inc.........................................     10,300          116,390
 *Novell, Inc..........................................     19,437           82,704
 *Novellus Systems, Inc................................      3,380          128,592
 *Noven Pharmaceuticals, Inc...........................     11,100          170,330
 *Novoste Corp.........................................      8,000           83,640
 *NPS Pharmaceuticals, Inc.............................     15,000          577,875
 *NQL, Inc.............................................      6,000              510
 *NS Group, Inc........................................     10,500           58,800
 *NTELOS, Inc..........................................      8,400          103,866
 *#NTL, Inc............................................     42,000           77,700
 *#NTN Communications, Inc.............................      6,100            4,880
 *Nu Horizons Electronics Corp.........................      7,445           67,750
 *Nucentrix Broadband Networks, Inc....................      2,600           24,570
 *NuCo2, Inc...........................................      3,600           43,722
 *Nuevo Energy Co......................................      8,800          102,080
 NUI Corp..............................................      6,658          151,137
 *#Number Nine Visual Technology Corp..................        700                5
 *Numerex Corp. Class A................................      4,900           30,870
 *Numerical Technologies, Inc..........................     16,600          441,643
 NuSkin Enterprises, Inc...............................     14,900          118,455
 *Nutrition 21, Inc....................................      1,400              987
 *Nx Networks, Inc.....................................      2,100               21
 *NYFIX, Inc...........................................     14,275          299,061
 Nymagic, Inc..........................................      1,600           30,352
 *O.I. Corp............................................        300            2,112
 Oak Hill Financial, Inc...............................      1,200           18,570
 *Oak Technology, Inc..................................     27,403          319,519
 *Oakley, Inc..........................................     31,300          408,465
 *#Oakwood Homes Corp..................................      1,880            8,366
 *Obie Media Corp......................................      2,000            6,800
 *Oceaneering International, Inc.......................     11,800          240,130
 OceanFirst Financial Corp.............................      5,700          139,850
 *O'Charleys, Inc......................................      8,000          154,840
 *Ocular Sciences, Inc.................................     11,600          294,930
 *Ocwen Financial Corp.................................     33,600          248,976
 *Odwalla, Inc.........................................      1,000           15,225
 *Officemax, Inc.......................................     40,901          125,566
 *Official Payments Corp...............................      7,600           15,314
 *Offshore Logistics, Inc..............................     10,600          197,213
 Oglebay Norton Co.....................................      1,000           12,580
 *Ohio Casualty Corp...................................     30,000          447,450
 Oil-Dri Corp. of America..............................        800            5,600
 *Old Dominion Freight Lines, Inc......................        800            9,724
 Old National Bancorp..................................        809           20,278
 Olin Corp.............................................      9,600          158,592
 Omega Financial Corp..................................      1,700           52,598
 *Omega Protein Corp...................................      1,200            3,660
 *Omni Nutraceuticals, Inc.............................      7,800              234
                                                            SHARES           VALUE+
                                                            ------           ------
 *OmniVision Technologies, Inc.........................      6,000     $     36,150
 Omnova Solutions, Inc.................................      1,200            7,800
 *On Assignment, Inc...................................     13,000          246,675
 *On Command Corp......................................        100              329
 *#On Technology Corp..................................      1,300            2,555
 *One Price Clothing Stores, Inc.......................        543            1,404
 Oneida, Ltd...........................................      8,200           95,694
 Oneok, Inc............................................     17,800          306,160
 *OneSource Information Services, Inc..................      4,200           39,606
 *Online Resources Corp................................      5,800           20,880
 *Ontrack Data International, Inc......................      3,600           22,896
 *Onyx Pharmacueticals, Inc............................      9,300           51,755
 *Onyx Software Corp...................................     20,500           80,155
 *Opinion Research Corp................................        600            3,780
 *Oplink Communications, Inc...........................     13,700           23,633
 *Opti, Inc............................................      5,200           15,548
 *#Optical Cable Corp..................................     28,200           32,571
 *Optical Sensors, Inc.................................      1,800            1,035
 *OpticNet, Inc........................................        950                0
 *Option Care, Inc.....................................      3,600           61,272
 *OraPharma, Inc.......................................      6,800           24,276
 *OraSure Technologies, Inc............................     16,600          162,099
 *Oratec Interventions, Inc............................     11,500           50,830
 *Orbital Sciences Corp................................     19,300           75,463
 *Oregon Steel Mills, Inc..............................     12,900           46,827
 Oregon Trail Financial Corp...........................        700           12,849
 *O'Reilly Automotive, Inc.............................      9,200          307,694
 *Organogenesis, Inc...................................     17,400           97,092
 *Orphan Medical, Inc..................................      4,200           39,501
 *Orthodontic Centers of America, Inc..................     16,921          477,849
 *Orthologic Corp......................................     15,700           76,852
 Oshkosh B'Gosh, Inc. Class A..........................      5,000          213,125
 Oshkosh Truck Corp. Class B...........................      8,100          345,020
 *OSI Pharmaceutical, Inc..............................      8,300          402,177
 *OSI Systems, Inc.....................................      3,000           55,665
 *Osmonics, Inc........................................      3,600           46,800
 *Osteotech, Inc.......................................      7,000           38,535
 *OTG Software, Inc....................................     16,500          125,895
 Otter Tail Power Co...................................     11,900          337,127
 *Outlook Group Corp...................................        700            3,290
 *Overland Data, Inc...................................      5,200           43,134
 Overseas Shipholding Group, Inc.......................     10,400          225,680
 *Overture Services, Inc...............................     26,100          667,508
 Owens & Minor, Inc....................................     16,400          308,320
 *#Owens Corning.......................................      1,900            3,173
 *Owens-Illinois, Inc..................................     73,200          601,704
 *Owosso Corp..........................................        700              326
 Oxford Industries, Inc................................      2,300           54,280
 *Oxigene, Inc.........................................      5,700           16,644
 *OYO Geospace Corp....................................      1,700           19,253
 *#P.F. Chang's China Bistro, Inc......................      5,200          229,060
 Pacific Capital Bancorp...............................     13,200          373,230
 *#Pacific Gateway Exchange, Inc.......................      5,000               23
 Pacific Northwest Bancorp.............................      7,500          162,900
 *Pacific Sunwear of California, Inc...................     16,400          295,282
 *Pacificare Health Systems, Inc.......................     16,900          296,680
 *Packeteer, Inc.......................................     13,300           82,394
 *Pac-West Telecomm, Inc...............................      7,100            5,645
 *Pagasus Systems, Inc.................................     11,200          146,944
 *Palm Harbor Homes, Inc...............................      5,631          135,594
 *PAM Transportation Services, Inc.....................        900            8,901

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pamrapo Bancorp, Inc..................................        500     $     12,625
 *Panavision, Inc......................................        500            2,300
 *Panera Bread Co......................................      5,300          274,037
 *Pantry, Inc..........................................      9,100           53,053
 *Papa John's International, Inc.......................     10,500          271,110
 *Paradyne Networks Corp...............................     16,300           57,947
 *Paragon Technologies, Inc............................        400            3,244
 *Parallel Petroleum Corp..............................     10,200           35,496
 *Parametric Technology Corp...........................      8,600           75,078
 *Paravant, Inc........................................      7,100           17,005
 *Parexel International Corp...........................     12,300          172,508
 Park Electrochemical Corp.............................      7,850          198,213
 *Parker Drilling Co...................................     46,100          141,527
 *#Parkervision, Inc...................................      6,300          125,843
 *Park-Ohio Holdings Corp..............................      2,300            5,072
 Parkvale Financial Corp...............................      1,200           25,998
 *Parlex Corp..........................................      2,800           30,142
 *#Party City Corp.....................................      2,000           15,220
 *Patient Infosystems, Inc.............................      1,600              136
 Patina Oil & Gas Corp.................................     10,100          276,134
 Patriot Bank Corp.....................................      3,050           32,162
 *Patriot Transportation Holding, Inc..................        500            9,173
 *Patterson-UTI Energy, Inc............................     30,500          618,388
 *Paxar Corp...........................................     21,100          251,301
 *Paxson Communications Corp...........................     27,900          260,586
 *PC Connection, Inc...................................     22,800          357,618
 *PC Mall, Inc.........................................      2,600            8,957
 *PCD, Inc.............................................      1,700            3,400
 *P-Com, Inc...........................................        900              203
 *PC-Tel, Inc..........................................      8,200           71,504
 *PDI, Inc.............................................      6,900          127,547
 *#PEC Solutions, Inc..................................     12,900          463,304
 *Pediatrix Medical Group, Inc.........................     11,800          414,770
 *Peerless Manufacturing Co............................        400            7,354
 *Peerless Systems Corp................................      1,600            2,176
 *Pegasus Communications Corp. Class A.................     22,100          236,581
 *Pegasystems, Inc.....................................      9,800           38,318
 Penford Corp..........................................        500            6,148
 *Penn National Gaming, Inc............................      7,500          191,963
 *Penn Treaty American Corp............................        600            2,430
 Penn Virginia Corp....................................      3,700          116,365
 Penn-America Group, Inc...............................      1,200           11,784
 Pennfed Financial Services, Inc.......................        800           16,496
 *Pentacon, Inc........................................        700              221
 Penton Media, Inc.....................................     15,900          100,011
 *Penwest Pharmaceuticals Co...........................      6,800          115,838
 *Peoples Bancshares, Inc. Massachusetts...............        600           12,717
 Peoples Holding Co....................................        900           30,150
 Pep Boys - Manny, Moe & Jack..........................     26,700          443,220
 *Peregrine Systems, Inc...............................     12,872          200,095
 *#Performance Food Group Co...........................     14,600          497,203
 *Performance Technologies, Inc........................      6,650           79,268
 *Pericom Semiconductor Corp...........................     11,300          172,269
 *Perini Corp..........................................      5,600           37,968
 PerkinElmer, Inc......................................      2,456           68,080
 *Perrigo Co...........................................     36,800          459,080
 *Per-Se Technologies, Inc.............................     14,933          129,618
 *Personnel Group of America, Inc......................      5,500            4,125
 *Pervasive Software, Inc..............................      1,500            3,555
                                                            SHARES           VALUE+
                                                            ------           ------
 *Petrocorp, Inc.......................................      1,000     $      9,080
 *Petroleum Development Corp...........................      8,100           47,588
 *PetSmart, Inc........................................     55,700          488,211
 PFF Bancorp, Inc......................................      6,700          180,398
 *Pharmaceutical Products Development Service Co.......     15,000          361,800
 *Pharmaceutical Resources, Inc........................     14,800          510,600
 *Pharmacopeia, Inc....................................     11,700          172,575
 *Pharmacyclics, Inc...................................      8,000          204,160
 *Pharmanetics, Inc....................................      1,500           11,325
 *Pharmchem Laboratories, Inc..........................        900            1,130
 *Phar-Mor, Inc........................................      2,100              105
 *Philadelphia Consolidated Holding Corp...............      8,900          308,341
 Philadelphia Suburban Corp............................     12,700          380,619
 Phillips-Van Heusen Corp..............................     13,700          150,700
 *Phoenix Technologies, Ltd............................     13,000          140,205
 *Photoelectron Corp...................................      1,600            5,440
 *#PhotoMedex, Inc.....................................      3,800            3,439
 *Photon Dynamics, Inc.................................      5,600          219,100
 *PhotoWorks, Inc......................................        800              100
 *Photronics, Inc......................................     14,995          398,867
 *#Physiometrix, Inc...................................      3,000            1,770
 *Pico Holdings, Inc...................................      5,800           78,213
 Piedmont Natural Gas Co...............................      5,800          194,880
 Pier 1 Imports, Inc...................................     23,600          341,256
 *Pierre Foods, Inc....................................      1,100            1,458
 Pilgrims Pride Corp. Class B..........................     13,800          195,270
 Pinnacle Bancshares, Inc..............................        100              848
 *Pinnacle Entertainment, Inc..........................      3,600           25,092
 *Pinnacle Systems, Inc................................     28,100          155,674
 *Pioneer Natural Resources Co.........................        700           11,725
 Pioneer Standard Electronics, Inc.....................     15,800          178,066
 Pitt-Des Moines, Inc..................................      1,800           57,600
 Pittston Brink's Group................................     23,418          482,645
 *Plains Resources, Inc................................     13,300          322,525
 *Planar Systems, Inc..................................      6,200          119,164
 *PlanetCAD, Inc.......................................      1,900              304
 *Plantronics, Inc.....................................     18,000          439,920
 *PlanVista Corp.......................................      2,729           13,781
 *Plato Learning, Inc..................................      7,300          102,310
 *Playboy Enterprises, Inc. Class A....................        400            4,976
 *Playboy Enterprises, Inc. Class B....................      9,000          131,850
 *Playtex Products, Inc................................     30,400          303,088
 *Plexus Corp..........................................     18,400          553,932
 *Pliant Systems, Inc..................................        900               24
 *PLX Technology, Inc..................................     10,600          146,227
 PMA Capital Corp. Class A.............................        300            5,610
 Pocahontas Bancorp, Inc...............................      1,600           13,528
 Pogo Producing Co.....................................     12,200          288,530
 *Point.360............................................      3,700            2,239
 Polaris Industries, Inc...............................      5,300          280,635
 *Polycom, Inc.........................................      1,777           61,440
 *#Polymedica Industries, Inc..........................      6,500          149,533
 Polymer Group, Inc....................................     15,500           13,485
 Polyone Corp..........................................     10,600          106,530
 *Pomeroy Computer Resource, Inc.......................      6,300           95,130
 Pope & Talbot, Inc....................................      7,000           92,960
 *Portal Software, Inc.................................     47,000           89,770
 *Possis Medical, Inc..................................      8,300          143,424
 Potlatch Corp.........................................      8,700          242,382

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Powell Industries, Inc...............................      1,300     $     26,722
 *Power Intergrations, Inc.............................     13,700          312,703
 *PowerCerv Corp.......................................        288              223
 *Power-One, Inc.......................................     34,100          340,489
 *Powerwave Technologies, Inc..........................     32,000          539,360
 *PPT Vision, Inc......................................        200              281
 *PracticeWorks, Inc...................................      2,625           21,000
 Precision Castparts Corp..............................      3,400           87,550
 *#Pre-Paid Legal Services, Inc........................     10,700          204,370
 Presidential Life Corp................................     15,000          296,550
 *Presstek, Inc........................................     15,000          101,025
 *Preview Systems, Inc.................................      5,200              650
 *#Previo, Inc.........................................      1,600            2,192
 *PRI Automation, Inc..................................     11,600          218,776
 *Price Communications Corp............................     27,543          505,414
 *Price Legacy Corp....................................      5,400           17,010
 *#Priceline.com, Inc..................................     83,500          351,535
 *Pricesmart, Inc......................................        400           11,920
 *Pride International, Inc.............................     37,000          473,600
 *Prima Energy Corp....................................      6,425          140,611
 *Prime Hospitality Corp...............................     22,300          223,892
 *Prime Medical Services, Inc..........................      3,200           13,776
 *PRIMEDIA, Inc........................................     47,674          102,022
 *Primus Knowledge Solutions, Inc......................      2,900            2,103
 *#Primus Telecommunications Group, Inc................      4,700            2,139
 *Princeton Video Image, Inc...........................      5,000           12,225
 *Printronix, Inc......................................        700            6,458
 *Printware, Inc.......................................        600            1,455
 *Priority Healthcare Corp.............................     14,800          489,140
 *Private Business, Inc................................        454              824
 *Proassurance Corp....................................     11,300          167,240
 *ProBusiness Services, Inc............................     11,800          239,009
 *#Procom Technology, Inc..............................      3,600            9,072
 *#Profit Recovery Group International, Inc............     24,300          185,774
 *Progenics Pharmaceuticals, Inc.......................      6,200           94,457
 *Programmers Paradise, Inc............................        800            2,696
 Progress Financial Corp...............................      1,154            7,916
 *Progress Software Corp...............................     17,800          305,181
 Promistar Financial Corp..............................      7,935          186,869
 *ProQuest Co..........................................     11,800          367,570
 *ProsoftTraining.com..................................     10,000            6,850
 *Provant, Inc.........................................      9,700            5,966
 *Provell, Inc.........................................      2,900            4,568
 Providence & Worcester Railroad Co....................        700            4,935
 Provident Bancorp, Inc................................      1,000           24,600
 Provident Bankshares Corp.............................     13,897          319,978
 *Provident Financial Holdings, Inc....................        300            7,613
 *Province Healthcare Co...............................     15,700          460,089
 *Proxim, Inc..........................................     13,500          149,040
 *#ProxyMed, Inc.......................................        800           11,124
 *PSS World Medical, Inc...............................     35,500          329,618
 Psychemedics Corp.....................................      6,400           24,000
 *PTEK Holdings, Inc...................................     21,300           71,888
 Public Service Co. of New Mexico......................     11,900          309,400
 Pulaski Financial Corp................................        700           11,760
 Pulte Corp............................................      6,615          259,639
 *Puma Technology, Inc.................................     21,400           71,583
 *Pure Resources, Inc..................................      3,441           65,379
 *PW Eagle, Inc........................................      3,900           16,419
                                                            SHARES           VALUE+
                                                            ------           ------
 *PYR Energy Corp......................................      7,100     $     14,981
 *Qad, Inc.............................................     12,200           33,367
 *QRS Corp.............................................      7,600           90,212
 Quaker Chemical Corp..................................      2,200           44,660
 *Quaker City Bancorp, Inc.............................        787           22,784
 *Quaker Fabric Corp...................................      7,900           56,288
 *Quality Dining, Inc..................................      2,300            4,888
 *Quality Systems, Inc.................................      1,200           17,880
 Quanex Corp...........................................      6,700          180,699
 *Quanta Services, Inc.................................     27,500          427,625
 *#Quentra Network Systems, Inc........................      1,600                9
 *Questcor Pharmaceuticals, Inc........................      4,100            5,289
 *Questron Technology, Inc.............................      1,200              486
 *Quicklogic Corp......................................     10,300           40,737
 *Quidel Corp..........................................     14,200          101,814
 *Quiksilver, Inc......................................     11,000          158,950
 *Quipp, Inc...........................................      2,507           36,214
 Quixote Corp..........................................      1,600           37,576
 *Quovadx, Inc.........................................     13,500          140,130
 *R H Donnelley Corp...................................     13,800          385,710
 *Racing Champions Corp................................      2,700           27,689
 Radian Group, Inc.....................................        900           34,470
 *Radiance Medical Systems, Inc........................      3,900            4,485
 *Radiant Systems, Inc.................................     13,700          127,068
 *Radio One, Inc.......................................     11,100          177,878
 *Radiologix, Inc......................................      9,800           79,380
 *RadiSys Corp.........................................      8,711          132,625
 *Railamerica, Inc.....................................     10,800          140,130
 *#RailWorks Corp......................................      6,100              824
 *Rainbow Technologies, Inc............................     13,000           79,105
 *Ralcorp Holdings, Inc................................     14,900          304,705
 *Rambus, Inc..........................................     40,700          346,764
 *Range Resources Corp.................................     24,400          102,236
 *Rare Hospitality International, Inc..................      9,300          182,141
 Raven Industries, Inc.................................      1,200           25,950
 *Ravisent Technologies, Inc...........................      8,500           16,533
 *Rawlings Sporting Goods, Inc.........................      1,800            4,896
 Rayonier, Inc.........................................      6,500          297,245
 *Rayovac Corp.........................................     14,900          258,962
 *Raytech Corp.........................................        400              780
 *RCM Technologies, Inc................................      5,300           22,101
 *#RCN Corp............................................     48,700          166,554
 *Read-Rite Corp.......................................     50,500          338,098
 *RealNetworks , Inc...................................     62,100          408,929
 *Recoton Corp.........................................      5,900           78,677
 *Red Hat, Inc.........................................     64,400          511,980
 *Redback Networks, Inc................................     36,500          152,935
 *#Redhook Ale Brewery, Inc............................        600              966
 Redwood Empire Bancorp................................      1,050           27,111
 *Reebok International, Ltd............................     25,000          581,500
 *Refac................................................        200              520
 Regal Beloit Corp.....................................     10,500          229,950
 *Regeneron Pharmaceuticals, Inc.......................     15,000          414,975
 *Regent Communications, Inc...........................     17,300          108,471
 Regis Corp............................................     20,400          482,970
 *Register.Com, Inc....................................     18,800          173,524
 *Rehabcare Group, Inc.................................      7,500          199,125
 *Rehabilicare, Inc....................................      5,400           18,306
 *Reliability, Inc.....................................      1,800            4,923
 Reliance Steel & Aluminum Co..........................     13,900          339,160
 *Remec, Inc...........................................     22,250          249,534

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *RemedyTemp, Inc......................................        700     $      7,613
 *Remington Oil & Gas Corp.............................     10,700          175,373
 *Renaissance Learning, Inc............................     17,300          432,414
 *Renal Care Group, Inc................................      4,700          150,729
 *Rent-A-Center, Inc...................................     13,300          404,387
 *Rentrak Corp.........................................      5,300           23,135
 *Rent-Way, Inc........................................     11,000           68,750
 *Repligen Corp........................................     13,300           31,987
 *Reptron Electronics, Inc.............................      3,200           10,000
 Republic Bancorp, Inc.................................     25,598          346,854
 Republic Bancorp, Inc. Class A........................        100            1,241
 *Republic Bankshares, Inc.............................      3,400           45,679
 *Republic First Bancorp, Inc..........................        400            2,088
 *Res-Care, Inc........................................     12,200          105,042
 *#ResMed, Inc.........................................      2,600          152,100
 *Resonate, Inc........................................     10,500           26,828
 *ResortQuest International, Inc.......................      3,800           19,228
 Resource America, Inc.................................      8,900           77,475
 Resource Bancshares Mortgage Group, Inc...............      4,706           47,907
 *Respironics, Inc.....................................     15,200          480,852
 *Restoration Hardware, Inc............................     11,900           77,648
 *#Revlon, Inc.........................................      8,200           57,400
 *Rex Stores Corp......................................      4,950          103,950
 *RF Monolithics, Inc..................................        300              678
 RGC Resources, Inc....................................        300            5,868
 RGS Energy Group, Inc.................................      1,100           42,152
 *#Rhythms NetConnections, Inc.........................      1,700               13
 *#Ribozyme Pharmaceuticals, Inc.......................      7,600           32,034
 Richardson Electronics, Ltd...........................      4,700           56,283
 *Rigel Pharmaceuticals, Inc...........................      9,600           52,992
 Riggs National Corp...................................     13,200          192,390
 *Right Management Consultants, Inc....................      2,700           51,192
 *Rightchoice Managed Care, Inc........................      3,700          257,705
 *Rimage Corp..........................................      4,200           32,760
 *Rita Medical Systems, Inc............................      3,100           15,020
 Riverview Bancorp, Inc................................        900           10,935
 Rivianna Foods, Inc...................................      4,300           76,669
 *Riviera Holdings Corp................................      1,100            4,015
 *Riviera Tool Co......................................        300              330
 RLI Corp..............................................      3,400          132,566
 *RMH Teleservices, Inc................................      2,200           38,302
 Roadway Express, Inc..................................      8,700          259,782
 Roanoke Electric Steel Corp...........................      1,500           21,030
 Robbins & Myers, Inc..................................      3,300           78,375
 *#Robotic Vision Systems, Inc.........................      1,100            1,161
 *Rock of Ages Co......................................        700            3,528
 Rock-Tenn Co. Class A.................................      8,900          125,490
 *Rocky Shoes & Boots, Inc.............................        600            3,648
 *Rofin-Sinar Technologies, Inc........................      5,500           46,943
 *Rogers Corp..........................................      7,500          239,850
 *Rogue Wave Software, Inc.............................      5,500           17,848
 *Rohn Industries, Inc.................................     23,700           43,016
 Rollins, Inc..........................................     15,000          289,500
 Roper Industries, Inc.................................      5,400          226,800
 *Rottlund, Inc........................................        500            2,950
 Rouge Industries, Inc. Class A........................      2,900            2,871
 *Rowan Companies, Inc.................................      6,500          106,210
 *Roxio, Inc...........................................      1,481           21,400
 *Royal Appliance Manufacturing Co.....................      4,500           22,500
                                                            SHARES           VALUE+
                                                            ------           ------
 Royal Bancshares of Pennsylvania Class A..............        105     $      1,881
 *Royal Energy, Inc....................................        345            1,958
 RPC, Inc..............................................      7,100          108,985
 RPM, Inc..............................................     30,700          424,274
 *#RSA Security, Inc...................................     25,300          399,108
 *RTI International Metals, Inc........................     10,400           93,080
 *RTW, Inc.............................................      4,000           10,540
 Ruby Tuesday, Inc.....................................     28,500          555,750
 Ruddick Corp..........................................     23,100          359,205
 *Rudolph Technologies, Inc............................      1,000           37,255
 *Rural Cellular Corp. Class A.........................      5,200          126,022
 Russ Berrie & Co., Inc................................      9,900          292,545
 Russell Corp..........................................     15,900          207,495
 *RWD Technologies, Inc................................      3,000            7,260
 *Ryans Family Steak Houses, Inc.......................     16,000          319,200
 Ryder System, Inc.....................................     18,100          371,050
 Ryerson Tull, Inc.....................................     11,100          124,320
 Ryland Group, Inc.....................................      6,464          388,163
 *S&K Famous Brands, Inc...............................        900            7,965
 S&T Bancorp, Inc......................................      7,900          188,968
 *S1 Corp..............................................     29,600          438,672
 *Saba Software, Inc...................................     19,000          108,870
 *Safeguard Scientifics, Inc...........................     56,400          236,316
 *SafeNet, Inc.........................................      2,800           38,122
 *Safety Components International, Inc.................         14              102
 *Saga Communications, Inc. Class A....................      2,900           55,071
 *SAGA Systems, Inc. Escrow Shares.....................     14,700                0
 *Sage, Inc............................................      4,185          133,585
 *Saks, Inc............................................     36,600          300,120
 *#Salton/Maxim Housewares, Inc........................      5,000           84,300
 *Samsonite Corp.......................................      4,900            7,767
 *San Filippo (John B.) & Son, Inc.....................      1,100            7,343
 *Sanchez Computer Associates, Inc.....................     13,000          107,835
 *Sanders Morris Harris Group, Inc.....................        700            2,818
 Sanderson Farms, Inc..................................      2,700           43,065
 *Sandisk Corp.........................................     25,000          353,500
 Sandy Spring Bancorp, Inc.............................      1,900           78,318
 *Sangstat Medical Corp................................     10,400          206,076
 *Sapient Corp.........................................     53,500          331,700
 *Satcon Technology Corp...............................      7,400           40,700
 *Saucony, Inc. Class A................................        300            1,557
 Sauer, Inc............................................     13,600          102,000
 *SBA Communications Corp..............................      2,500           29,625
 *SBE, Inc.............................................        100               80
 *SBS Technologies, Inc................................      6,800           84,966
 *#ScanSoft, Inc.......................................     20,600           85,902
 *ScanSource, Inc......................................      2,800          119,588
 Schawk, Inc. Class A..................................      4,600           47,610
 *Scheid Vineyards, Inc................................        700            2,310
 *Schein (Henry), Inc..................................      8,400          337,260
 *Scherer Healthcare, Inc..............................        400            1,302
 *#Schick Technologies, Inc............................        500              448
 *Schieb (Earl), Inc...................................        400              684
 *Schlotzskys, Inc.....................................      3,000           17,355
 Schnitzer Steel Industries, Inc. Class A..............      1,100           14,223
 *Scholastic Corp......................................     11,900          517,412
 *School Specialty, Inc................................        900           22,640
 *Schuff Steel Co......................................        100              252
 *Schuler Homes, Inc...................................      5,000           90,800

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Schulman (A.), Inc....................................     14,600     $    190,165
 Schweitzer-Maudoit International, Inc.................      6,100          131,760
 *Sciclone Pharmaceuticals, Inc........................     16,200           44,955
 *Scientific Games Corp................................     18,700          133,518
 *#Scientific Learning Corp............................      2,700            3,240
 *Scios-Nova, Inc......................................     18,100          496,393
 *SCM Microsystems, Inc................................      6,900          109,158
 Scope Industries, Inc.................................        200           10,900
 *Scotts Co. Class A...................................     13,000          569,530
 *SCP Pool Corp........................................     12,750          329,333
 SCPIE Holdings, Inc...................................      2,100           42,105
 Seaboard Corp.........................................        250           68,250
 *Seachange International, Inc.........................     11,500          340,458
 *Seacor Smit, Inc.....................................     10,000          389,900
 Second Bancorp, Inc...................................      1,300           28,243
 *Secure Computing Corp................................     12,400          269,700
 *SEEC, Inc............................................      3,000            4,455
 *Segue Software, Inc..................................      3,500            7,263
 *Seitel, Inc..........................................     12,000          140,880
 *Selectica, Inc.......................................     16,200           63,666
 Selective Insurance Group, Inc........................     11,100          260,573
 SEMCO Energy, Inc.....................................      8,100           98,010
 *Semitool, Inc........................................     14,200          161,951
 *SEMX Corp............................................      1,600            4,072
 *Seneca Foods Corp. Class B...........................        400            5,246
 Sensient Technologies Corp............................      9,100          162,799
 *Sequa Corp. Class A..................................      1,400           65,240
 *Sequa Corp. Class B..................................        500           27,175
 *Sequenom, Inc........................................     10,800           95,256
 *SeraCare Life Sciences, Inc..........................        880            3,806
 *SERENA Software, Inc.................................     20,100          472,350
 *Serologicals Corp....................................     11,300          232,215
 *Service Corp. International..........................     28,000          164,360
 *ServiceWare Technologies, Inc........................        200               48
 Sevenson Environmental Services, Inc..................        440            6,655
 *Shared Technologies Cellular, Inc....................      1,800               72
 *Sharper Image Corp...................................      5,400           46,251
 *Shaw Group, Inc......................................     19,900          535,111
 *Sheffield Medical Technologies, Inc..................     14,400           50,112
 *#Sheldahl, Inc.......................................      5,400            3,105
 *Shoe Carnival, Inc...................................      6,000           73,860
 *Shoe Pavilion, Inc...................................        600              621
 *Sholodge, Inc........................................        500            2,188
 *#Shop At Home, Inc...................................     15,800           47,953
 *Shopko Stores, Inc...................................     12,900          120,228
 *Shuffle Master, Inc..................................      8,100          145,193
 *SICOR, Inc...........................................     11,600          196,446
 *Siebert Financial Corp...............................      7,200           30,168
 *Sierra Health Services, Inc..........................     13,900          124,405
 Sierra Pacific Resources..............................     18,500          273,800
 *Sifco Industries, Inc................................      1,000            5,000
 *Sight Resource Corp..................................        900              162
 *Sigma Designs, Inc...................................      2,600            4,810
 *Signal Technology Corp...............................      4,500           19,373
 *SignalSoft Corp......................................      6,200           18,755
 *#Silicon Graphics, Inc...............................     42,100           90,094
 *Silicon Laboratories, Inc............................     14,500          373,955
 *Silicon Storage Technology, Inc......................     36,800          453,744
 *Silicon Valley Bancshares............................     19,700          497,327
 *Siliconix, Inc.......................................     12,000          310,740
                                                            SHARES           VALUE+
                                                            ------           ------
 *Silver Stream Software, Inc..........................      9,800     $     60,270
 *Silverleaf Resorts, Inc..............................      3,900              254
 *Simon Transportation Services, Inc...................        600              726
 *Simon Worldwide, Inc.................................      7,800              975
 *SimpleTech, Inc......................................      5,300           14,496
 *Simpson Manufacturing Co., Inc.......................        100            5,190
 *Simula, Inc..........................................      3,900           20,787
 *Sinclair Broadcast Group, Inc. Class A...............     20,700          164,048
 *#Sipex Corp..........................................     11,100          112,055
 *Sitel Corp...........................................     34,100           68,541
 *Six Flags, Inc.......................................     18,700          267,784
 SJW Corp..............................................        400           35,200
 *Skechers U.S.A., Inc. Class A........................      7,600          100,700
 *SkillSoft Corp.......................................      7,300          175,054
 Skyline Corp..........................................      2,600           79,040
 Skywest, Inc..........................................     17,400          405,594
 *SL Industries, Inc...................................      1,100            8,800
 SLI, Inc..............................................     17,400           56,550
 *SmartDisk Corp.......................................      5,300            7,526
 Smith (A.O.) Corp.....................................      7,400          132,312
 *Smith Micro Software, Inc............................      1,600            1,608
 *Smithfield Foods, Inc................................      3,700           93,610
 *Smithway Motor Express Corp. Class A.................        700            1,173
 *Socrates Technolgies Corp............................      3,300               17
 *Software Spectrum, Inc...............................        500            7,375
 *Sola International, Inc..............................      1,200           21,624
 *Somera Communications, Inc...........................      1,100            7,112
 Sonesta International Hotels Corp. Class A............        400            2,884
 *Sonic Automotive, Inc................................     13,700          271,945
 *Sonic Corp...........................................     13,200          429,792
 *Sonic Foundry, Inc...................................      5,100           14,127
 *Sonic Solutions......................................      2,600            3,705
 *SONICblue, Inc.......................................     36,524           81,083
 *Sonus Pharmaceuticals, Inc...........................      5,100           36,210
 *#Sorrento Networks Corp..............................      7,100           30,459
 *Sotheby's Holdings, Inc. Class A.....................     19,100          249,255
 *#Source Information Management, Inc..................      8,700           32,582
 South Financial Group, Inc............................     17,280          279,850
 South Jersey Industries, Inc..........................      4,000          134,800
 *Southern Union Co....................................     26,858          470,015
 SouthTrust Corp.......................................        400            9,792
 *Southwall Technologies, Inc..........................      3,700           21,590
 *Southwest Bancorporation of Texas, Inc...............     16,500          449,873
 Southwest Gas Corp....................................     15,800          325,480
 #Southwest Securities Group, Inc......................      7,898          159,935
 Southwest Water Co....................................      4,515           63,978
 *Southwestern Energy Co...............................     12,500          139,375
 *#Spacehab, Inc.......................................      1,600            1,672
 *Spacelabs Medical, Inc...............................      4,300           44,613
 Span-American Medical System, Inc.....................        200            1,115
 *Spanish Broadcasting System, Inc.....................     11,100           96,348
 *SPAR Group, Inc......................................        700            1,484
 Spartech Corp.........................................     15,500          300,700
 *Sparton Corp.........................................        700            5,005
 *Special Metals Corp..................................        900            1,958
 *Specialty Laboratories, Inc..........................        900           18,945
 *SpectraLink Corp.....................................      8,900          149,253

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Spectranetics Corp...................................     10,600     $     39,538
 *Spectra-Physics Laser, Inc...........................      6,600          116,259
 *#Spectrasite Holdings, Inc...........................     11,900           36,117
 *Spectrian Corp.......................................      5,500           49,858
 *Spectrum Control, Inc................................      5,800           34,655
 *SpectRx, Inc.........................................        700            4,725
 *SpeechWorks International, Inc.......................      6,500           53,950
 *SpeedFam-IPEC, Inc...................................     15,200           49,096
 *Speedway Motorsports, Inc............................     20,900          485,716
 *Spherion Corp........................................     31,100          278,345
 *#Spherix, Inc........................................      5,300           49,688
 Spiegel, Inc. Class A Non-Voting......................      7,400           33,559
 *Spinnaker Exploration Co.............................     12,200          505,934
 *Spire Corp...........................................        600            2,250
 *Sport Chalet, Inc....................................        600            5,205
 *Sport-Haley, Inc.....................................        600            1,719
 *Sports Authority, Inc................................     16,300           91,280
 *SportsLine USA, Inc..................................     13,200           38,346
 *Sportsman's Guide, Inc...............................        100              302
 *SPS Technologies, Inc................................      5,600          183,680
 *SPSS, Inc............................................      5,331           93,932
 *SRF/Surgical Express, Inc............................      1,100           16,544
 *SRS Labs, Inc........................................      3,800            9,158
 *SS&C Technologies, Inc...............................      7,900           60,988
 *#SSE Telecom, Inc....................................      1,300               26
 *#SSP Solutions, Inc..................................      4,900           19,747
 St. Francis Capital Corp..............................      3,000           67,875
 St. Mary Land & Exploration Co........................     12,600          240,408
 *Staar Surgical Co....................................      7,900           32,153
 Staff Leasing, Inc....................................      9,800           17,003
 Standard Commercial Corp..............................      3,200           62,720
 *Standard Management Corp.............................      3,100           18,833
 *Standard Microsystems Corp...........................      8,000          110,600
 Standard Motor Products, Inc. Class A.................      5,000           68,250
 Standard Pacific Corp.................................     15,000          318,000
 Standard Register Co..................................     10,700          188,320
 Standex International Corp............................      5,100          109,140
 *Stanley Furniture, Inc...............................      1,600           40,624
 *Star Scientific, Inc.................................     29,900           81,179
 *StarMedia Network, Inc...............................     12,700            4,826
 *#Starmet Corp........................................      1,000              178
 Starrett (L.S.) Co. Class A...........................        500            9,700
 *Startec Global Communications Corp...................      5,500              674
 *StarTek, Inc.........................................      7,000          125,300
 State Auto Financial Corp.............................     15,500          249,550
 State Financial Services Corp. Class A................      4,000           47,260
 Staten Island Bancorp, Inc............................     29,400          435,120
 *Station Casinos, Inc.................................     25,950          284,931
 *Steak n Shake Co.....................................     14,482          154,233
 *Steel Dynamics, Inc..................................     22,900          236,099
 Steel Technologies, Inc...............................        300            2,447
 *Stein Mart, Inc......................................     20,500          165,025
 *Steinway Musical Instruments, Inc....................      1,900           32,110
 *#Stellent, Inc.......................................     11,200          264,376
 *#Stemcells, Inc......................................     10,700           29,853
 Stepan Co.............................................        600           14,160
 Stephan Co............................................        900            2,790
 *Stericycle, Inc......................................      7,400          410,330
 *STERIS Corp..........................................     15,300          297,279
                                                            SHARES           VALUE+
                                                            ------           ------
 Sterling Bancorp......................................      1,936     $     56,744
 Sterling Bancshares...................................     19,650          225,386
 *Sterling Financial Corp..............................      2,541           37,924
 Stewart & Stevenson Services, Inc.....................     14,000          249,130
 *Stewart Enterprises, Inc.............................     51,400          319,965
 *Stewart Information Services Corp....................      7,500          152,175
 Stifel Financial Corp.................................      3,600           37,440
 *Stillwater Mining Co.................................     17,400          274,050
 *STM Wireless, Inc. Class A...........................      1,600            2,216
 *Stone Energy Corp....................................     11,735          418,353
 *Stoneridge, Inc......................................      8,400           54,936
 *#Storage Computer Corp...............................      7,100           56,516
 *Storage Technology Corp..............................      2,500           53,375
 *Stratasys, Inc.......................................      2,400           16,080
 *Strategic Diagnostics, Inc...........................      7,600           60,610
 *Strategic Distribution, Inc..........................        600            4,686
 *Stratesec, Inc.......................................      2,500            1,625
 *Stratos Lightwave, Inc...............................     25,843          148,210
 *Strattec Security Corp...............................      3,400          116,637
 *Stratus Properties, Inc..............................      1,350           11,597
 Strayer Ed, Inc.......................................      7,700          362,863
 Stride Rite Corp......................................     20,800          138,320
 *Strouds, Inc.........................................        700                4
 *Student Advantage, Inc...............................     11,400           13,509
 Sturm Ruger & Co., Inc................................     13,500          159,975
 *#Styleclick, Inc. Class A............................      3,600            1,116
 *Suburban Lodges of America, Inc......................      4,100           28,208
 *Successories, Inc....................................        600              441
 *Summa Industries, Inc................................        300            2,639
 *Sun Bancorp, Inc.....................................      3,454           34,626
 *Sunair Electronics, Inc..............................        300              585
 *#Sunbeam Corp........................................     26,500            2,054
 *Sunland Entertainment Co., Inc.......................        800               74
 *#Sunrise Assisted Living, Inc........................     11,000          302,500
 *#Sunrise Technologies International, Inc.............        300               65
 *Sunrise Telecom, Inc.................................     19,400           83,517
 *#Superconductor Technologies, Inc....................      8,100           39,690
 *Supergen, Inc........................................     12,800          166,656
 *Superior Consultant Holdings Corp....................      5,000           34,975
 *Superior Energy Services, Inc........................     31,300          205,954
 Superior Industries International, Inc................      7,800          304,590
 Superior Surgical Manufacturing Co., Inc..............        700            6,510
 *Superior Telecom, Inc................................      8,100            9,153
 *Supertex, Inc........................................      5,600           95,340
 *Suprema Specialties, Inc.............................      1,100           15,417
 *Supreme Industries, Inc..............................        300            1,119
 *SurModics, Inc.......................................      7,500          244,275
 Susquehanna Bancshares, Inc...........................     15,700          315,884
 *Swift Energy Corp....................................     12,400          226,796
 *Swift Transportation, Inc............................     13,750          277,956
 *Swiss Army Brands, Inc...............................        300            1,965
 *Switchboard, Inc.....................................     12,900           38,249
 *Sybase, Inc..........................................     22,100          318,240
 *Sykes Enterprises, Inc...............................     20,100          210,146
 *Sylvan Learning Systems, Inc.........................     19,300          382,816
 *Sylvan, Inc..........................................      1,100           12,738
 *Symantec Corp........................................      3,700          240,297
 Symbol Technologies, Inc..............................      1,500           24,930
 *Symmetricom, Inc.....................................     11,750           82,603

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Symphonix Devices, Inc...............................      5,400     $      1,647
 *Syms Corp............................................      1,200            6,540
 *Symyx Technologies...................................     12,400          199,020
 *Synaptic Pharmaceutical Corp.........................      4,400           25,608
 *Syncor International Corp............................     12,200          317,627
 *Syntel, Inc..........................................     15,300          178,245
 *Syntellect, Inc......................................      4,800            8,352
 *Synthetech, Inc......................................        700            1,082
 *Syntroleum Corp......................................     16,600           93,707
 *System Software Associates, Inc......................        350                1
 *Systemax, Inc........................................      8,100           20,979
 *Systems & Computer Technology Corp...................     14,800          172,050
 *#T/R Systems, Inc....................................        400              878
 *Tag-It Pacific, Inc..................................      3,000           11,970
 *Taitron Components, Inc..............................        500              890
 *#Take Two Interactive Software.......................     18,300          255,011
 TALX Corp.............................................      5,076          108,246
 *Tandy Brand Accessories, Inc.........................      1,100            8,107
 *Tandy Crafts, Inc....................................      1,200               60
 *Tanning Technology Corp..............................      8,400           18,060
 *#Tanox, Inc..........................................     17,500          300,475
 *Targeted Genetics Corp...............................     21,400           56,817
 *Tarrant Apparel Group................................      4,800           23,280
 Tasty Baking Co.......................................      3,800           68,552
 TB Woods Corp.........................................        100              675
 *TBA Entertainment Corp...............................      2,400            7,200
 *TBC Corp.............................................      8,500          101,533
 *#TCSI Corp...........................................        600              330
 *Team, Inc............................................      1,600            9,600
 *TeamStaff, Inc.......................................      3,600           21,492
 Tech/Ops Sevcon, Inc..................................        400            3,620
 Teche Holding Co......................................        400            7,680
 *Techne Corp..........................................     12,400          394,506
 Technitrol, Inc.......................................     43,400        1,045,940
 *Technology Solutions Corp............................     17,700           35,312
 Tecumseh Products Co. Class A.........................      4,200          196,182
 *Tegal Corp...........................................      5,600            7,420
 *Tejon Ranch Co.......................................      1,700           39,338
 *Tekelec..............................................     16,500          319,935
 *#Telescan, Inc.......................................      2,700              932
 *Teletech Holdings, Inc...............................     38,200          468,141
 *Telular Corp.........................................      5,800           54,259
 *TenFold Corp.........................................      8,300            4,482
 Tennant Co............................................      1,800           60,516
 *Tenneco Automotive, Inc..............................     16,000           24,960
 *Teradyne, Inc........................................      2,599           72,408
 *#Terayon Communication Systems, Inc..................     32,500          392,763
 *Terex Corp...........................................     14,008          258,308
 *Terra Industries, Inc................................     30,400           85,120
 *Terremark Worldwide, Inc.............................      8,000            4,480
 *Tesoro Petroleum Corp................................     18,600          234,360
 *Tessco Technologies, Inc.............................      1,300           19,994
 *Tetra Tech, Inc......................................     18,150          455,293
 *Tetra Technologies, Inc..............................      7,100          143,633
 *Texas Biotechnology Corp.............................     19,600          119,168
 Texas Industries, Inc.................................      8,500          295,375
 Texas Regional Banchshares, Inc. Class A..............      6,290          234,303
 TF Financial Corp.....................................        400            8,408
                                                            SHARES           VALUE+
                                                            ------           ------
 *Theragenics Corp.....................................     13,400     $    118,590
 *Therma-Wave, Inc.....................................     12,000          132,780
 *Thermo-Electron Corp.................................      3,150           68,355
 *TheStreet.com, Inc...................................     12,100           13,794
 Thistle Group Holdings Co.............................      1,600           14,728
 Thomas & Betts Corp...................................     25,200          514,332
 *Thomas Group, Inc....................................        400              796
 Thomas Industries, Inc................................      4,700          125,020
 Thor Industries, Inc..................................      3,000          114,000
 *Thoratec Laboratories Corp...........................     24,875          423,373
 *T-HQ, Inc............................................     10,100          578,579
 *Three-Five Systems, Inc..............................     10,699          166,904
 *Tickets.com, Inc.....................................        650            1,775
 *#Tidel Technologies, Inc.............................      7,600            3,762
 *Tier Technologies, Inc. Class B......................      5,200           89,570
 *TII Industries, Inc..................................      1,800            1,098
 Timberland Bancorp, Inc...............................      1,500           22,013
 *Timberland Co. Class A...............................      3,000          104,310
 Timberline Software Corp..............................      4,100           23,903
 Timken Co.............................................     18,000          255,240
 *Tipperary Corp.......................................      4,600            8,050
 *Titan Corp...........................................     21,570          563,409
 Titan International, Inc..............................      8,300           40,504
 *Titan Pharmaceuticals, Inc...........................     12,400          115,940
 *Titanium Metals Corp.................................     12,700           38,608
 *#TiVo, Inc...........................................     17,500           90,825
 *TMBR/Sharp Drilling, Inc.............................        700            8,848
 *Todd Shipyards Corp..................................      1,250           10,625
 *Tofutti Brands, Inc..................................        800            1,760
 *Toll Brothers, Inc...................................     13,900          503,875
 *Tollgrade Communications, Inc........................      6,000          179,250
 *Topps, Inc...........................................     21,400          252,092
 *#Toreador Resources Corp.............................        500            1,993
 Toro Co...............................................      5,100          234,090
 *Total Entertainment Restaurant Corp..................      1,300            3,868
 *Tower Automotive, Inc................................     20,200          172,710
 *Track Data Corp......................................      3,700            5,347
 *Tradestation Group, Inc..............................     13,300           24,605
 *Traffix, Inc.........................................      2,800           16,338
 *Trammell Crow Co.....................................     17,900          176,315
 *Trans World Entertainment Corp.......................     20,200          162,610
 *Transact Technologies, Inc...........................      1,700            7,846
 *Transaction Systems Architects, Inc..................     18,300          227,744
 *Transkaryotic Therapies, Inc.........................     10,800          461,376
 *Transmation, Inc.....................................        300              459
 *Transmedia Network, Inc..............................        100              349
 *Transmontaigne Oil Co................................     12,900           70,950
 *Transport Corp. of America...........................        700            4,298
 *Transportation Components, Inc.......................      1,600               20
 *TransTexas Gas Corp. Class A.........................          1                5
 *Transwitch Corp......................................     36,100          144,581
 *Transworld Healthcare, Inc...........................      2,600            7,202
 *Travelocity.com, Inc.................................      8,200          175,603
 *TRC Companies, Inc...................................      3,200          144,032
 Tredegar Industries, Inc..............................     17,200          297,560
 *#Trendwest Resorts, Inc..............................      2,700           91,760
 Trenwick Group, Ltd...................................     14,301          127,851
 *#Trex Co., Inc.......................................      6,400           98,240
 *Triad Guaranty, Inc..................................      6,000          210,690
 *Triad Hospitals, Inc.................................      3,596           99,789
 *Triangle Pharmaceuticals, Inc........................     28,000          107,380

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Triarc Companies, Inc. Class A.......................      9,000     $    210,600
 Trico Bancshares......................................      1,200           22,668
 *Trico Marine Services, Inc...........................     18,100          115,840
 *Trident Microsystems, Inc............................      6,700           38,358
 *Tridex Corp..........................................        600               48
 *Trimble Navigation, Ltd..............................     12,400          208,382
 *Trimeris, Inc........................................      7,900          285,309
 Trinity Industries, Inc...............................     15,000          399,900
 *TriPath Imaging, Inc.................................     18,602          120,448
 *Tripos, Inc..........................................      1,400           27,412
 *Triquint Semiconductor, Inc..........................     15,513          246,579
 *Triumph Group........................................      1,700           51,170
 *TriZetto Group, Inc..................................     20,000          224,300
 *Tropical Sportswear International Corp...............     11,400          197,220
 *Troy Group, Inc......................................      4,500           15,615
 *#Trump Hotels & Casino Resorts, Inc..................      1,100            1,518
 Trust Co. of New Jersey...............................      8,800          208,780
 Trustco Bank Corp.....................................     30,031          362,335
 *TSR, Inc.............................................        500            2,550
 *TTM Technologies, Inc................................     14,700          174,857
 *Tuesday Morning Corp.................................     19,000          368,125
 *Tufco Technologies, Inc..............................        300            2,093
 *Tularik, Inc.........................................     19,200          452,352
 *Tumbleweed Communications Corp.......................     15,100           55,870
 *Tumbleweed, Inc......................................        900              846
 Tupperware Corp.......................................      5,100          100,266
 *#TurboChef Technologies, Inc.........................      3,200           15,152
 *Turnstone Systems, Inc...............................     27,000           94,095
 *Tut Systems, Inc.....................................      7,000            9,100
 *Tvia, Inc............................................      1,400            1,799
 *Tweeter Home Entertainment Group, Inc................     11,600          286,752
 Twin Disc, Inc........................................        500            6,585
 *Twinlab Corp.........................................      8,700           10,527
 #Tyco International, Ltd..............................      6,874          404,191
 *Tyler Technologies, Inc..............................     22,300           75,151
 *U.S. Aggregates, Inc.................................      1,800              162
 *U.S. Concrete, Inc...................................     10,500           68,250
 U.S. Freightways Corp.................................     11,800          401,495
 U.S. Industries, Inc..................................     30,700           67,540
 *U.S. Laboratories, Inc...............................      2,100           17,955
 *U.S. Physical Therapy, Inc...........................      4,600           73,577
 *U.S. Vision, Inc.....................................        700            1,803
 *Ubics, Inc...........................................        300              161
 *UbiquiTel, Inc.......................................     16,800          166,740
 *Ucar International, Inc..............................     27,200          240,720
 UCBH Holdings, Inc....................................      6,600          184,239
 UGI Corp..............................................     12,900          379,905
 *#Ugly Duckling Corp..................................      4,100           10,599
 *UICI.................................................     19,500          278,850
 UIL Holdings Corp.....................................      7,200          358,200
 *Ulticom, Inc.........................................     16,800          166,572
 *Ultimate Electronics, Inc............................      4,900          126,151
 *Ultimate Software Group, Inc.........................      4,200           14,973
 *Ultrak, Inc..........................................      4,500            7,178
 *Ultralife Batteries, Inc.............................      4,600           20,332
 *Ultratech Stepper, Inc...............................     10,600          153,541
 UMB Financial Corp....................................      6,100          254,431
 #Umpqua Holdings Corp.................................      2,833           36,064
 Unico American Corp...................................      1,200            7,440
                                                            SHARES           VALUE+
                                                            ------           ------
 *Unifab International, Inc............................      2,000     $      1,540
 *Unifi, Inc...........................................     26,700          172,215
 Unifirst Corp.........................................      1,700           33,966
 *#Unify Corp..........................................      3,700            1,184
 *Union Acceptance Corp. Class A.......................        800            4,088
 #Union Community Bancorp..............................        400            5,582
 Union Planters Corp...................................        179            7,770
 *Uniroyal Technology Corp.............................     14,000           61,530
 Unisource Energy Corp.................................     15,100          252,170
 *Unit Corp............................................     17,900          218,559
 *United Auto Group, Inc...............................     11,700          207,675
 United Bankshares, Inc. WV............................      8,000          217,160
 United Community Financial Corp.......................     15,100          109,475
 United Financial Corp.................................        100            1,838
 United Fire Casualty Co...............................        300            8,930
 United Guardian, Inc..................................        900            4,617
 United Industrial Corp................................      5,600           96,880
 United National Bancorp...............................      6,900          163,220
 *United Natural Foods, Inc............................      8,400          189,882
 *United Online, Inc...................................      6,961           16,880
 *United Parcel, Inc. - Restricted Escrow..............      2,100            1,838
 *United Rentals, Inc..................................      2,800           60,956
 *United Retail Group, Inc.............................      2,100           15,383
 *United Stationers, Inc...............................     16,700          489,143
 *#United Therapeutics Corp............................      9,900           89,942
 *#UnitedGlobalCom, Inc................................     23,200           33,176
 Unitil Corp...........................................        800           19,520
 *Unity Bancorp, Inc...................................        500            3,163
 *Universal Access Global Holdings, Inc................     35,500          138,805
 *Universal American Financial Corp....................     26,000          184,470
 Universal Corp........................................      8,700          318,768
 *Universal Display Corp...............................      7,900           60,949
 *Universal Electronics, Inc...........................      6,900          114,230
 Universal Forest Products, Inc........................      9,000          159,930
 *Universal Stainless & Alloy Products, Inc............        900            6,354
 *Unova, Inc...........................................     25,800          124,614
 *UQM Technologies, Inc................................      8,800           45,056
 *Urban Outfitters, Inc................................      7,800          145,197
 *Urologix, Inc........................................      6,200           98,611
 *URS Corp.............................................      8,000          188,800
 *Ursus Telecom Corp...................................      3,300               33
 *#US LEC Corp.........................................      6,200           39,091
 *US Liquids, Inc......................................      7,900           41,870
 *US Oncology, Inc.....................................     47,356          302,605
 *US Unwired, Inc......................................      2,000           20,390
 *US Xpress Enterprises, Inc. Class A..................      2,900           20,953
 *#USAirways Group, Inc................................     27,488          205,885
 *USANA, Inc...........................................        400              610
 USB Holding Co., Inc..................................      3,360           48,888
 *USDATA Corp..........................................        660            1,653
 Usec, Inc.............................................     32,300          252,909
 *Utah Medical, Inc....................................        500            5,790
 Utilicorp United, Inc. DE.............................        770           19,797
 *V.I. Technologies, Inc...............................      9,300           70,448
 *#VA Linux Systems, Inc...............................     14,300           38,467
 *Vail Resorts, Inc....................................     13,800          245,226
 *Valence Technology, Inc..............................     21,500           79,228
 *Valentis, Inc........................................     15,000           61,425

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Valley National Bancorp...............................      3,766     $    118,780
 *Valley National Gases, Inc...........................        900            6,120
 Valmont Industries, Inc...............................      9,300          142,290
 *Value City Department Stores, Inc....................     17,200          104,060
 *Valuevision International, Inc. Class A..............     15,800          251,773
 *Vans, Inc............................................      8,000          111,960
 *Varco International, Inc.............................      8,331          117,884
 *#Vari L Co., Inc.....................................        400              700
 *Variagenics, Inc.....................................      1,300            3,530
 *Variflex, Inc........................................      1,000            5,210
 *Varsity Brands, Inc..................................      2,300            3,634
 *#Vaxgen, Inc.........................................      6,900           83,559
 #Vector Group, Ltd....................................     10,746          472,287
 *Veeco Instruments, Inc...............................      9,900          325,859
 *Ventana Medical Systems, Inc.........................      5,400          120,231
 *Veramark Technologies, Inc...........................      2,400            2,076
 *Verdant Brands, Inc..................................        500                4
 *Verilink Corp........................................      4,500            4,725
 *#Veritas DGC, Inc....................................     13,900          220,315
 *Verity, Inc..........................................     16,100          243,915
 *Vermont Pure Holdings, Ltd...........................      2,600           12,480
 *Verso Technologies, Inc..............................      1,048            1,273
 *Vertel Corp..........................................     10,400            6,396
 *#Vertex Interactive, Inc.............................      4,400            4,796
 *Vertex Pharmaceuticals, Inc..........................      6,386          161,534
 *VerticalNet, Inc.....................................     15,100           24,236
 Vesta Insurance Group, Inc............................      7,500           43,875
 *VIA NET.WORKS, Inc...................................      1,700            1,590
 *viaLink Co...........................................        500              128
 *Vialta, Inc..........................................     15,993           13,514
 *Viant Corp...........................................     24,200           31,581
 *Viasat, Inc..........................................     11,300          160,743
 *Viasys Healthcare, Inc...............................        460            8,187
 *Viasystems Group, Inc................................     15,999           13,600
 *VIB Corp.............................................      2,200           19,426
 *Vical, Inc...........................................      9,000          106,200
 *Vicor Corp...........................................     12,700          192,850
 *Vidamed, Inc.........................................      1,800           10,485
 *Video Display Corp...................................        840            4,284
 *Viewpoint Corp.......................................     17,500           68,425
 *Vignette Corp........................................     23,800          128,520
 *#Viisage Technology, Inc.............................      7,400           75,776
 Vintage Petroleum, Inc................................     24,000          297,120
 *Vion Pharmaceuticals, Inc............................     12,400           53,940
 *Virage, Inc..........................................      2,000            6,130
 *Virbac Corp..........................................      6,400           27,424
 *ViroPharma, Inc......................................      8,400          180,264
 *Virtualfund.Com, Inc.................................      1,600              152
 *Vishay Intertechnology, Inc..........................      9,571          175,915
 *#Visionics Corp......................................     13,700          174,059
 *#Visual Data Corp....................................      1,400            1,183
 *Visual Networks, Inc.................................     16,700           52,021
 *Visx, Inc. DE........................................     27,900          368,280
 Vital Signs, Inc......................................      4,900          143,129
 *VitalWorks, Inc......................................     17,500           90,038
 *Vitech America, Inc..................................     10,300              211
 *Vitria Technology, Inc...............................     48,000          232,560
 *Vivus, Inc...........................................     16,300           65,119
 *Vixel Corp...........................................      7,200           11,556
 *Volt Information Sciences, Inc.......................      7,600           96,748
 *VTEL Corp............................................     12,400           44,392
                                                            SHARES           VALUE+
                                                            ------           ------
 Vulcan International Corp.............................        200     $      7,600
 *Vysis, Inc...........................................      3,900          118,794
 W.P. Carey & Co. LLC..................................     14,600          332,150
 Wabash National Corp..................................     11,500           92,575
 Wabtec Corp...........................................     19,494          233,928
 *#Wackenhut Corp. Class A.............................        800           19,920
 *Wackenhut Corp. Class B Non-Voting...................      2,200           41,030
 *Wackenhut Corrections Corp...........................     10,500          146,475
 *Walker Interactive Systems, Inc......................        900              738
 *Wall Street Deli, Inc................................        100                7
 Wallace Computer Services, Inc........................     19,400          331,934
 Walter Industries, Inc................................     18,500          196,100
 Warren Bancorp, Inc...................................      1,400           13,020
 Warwick Community Bancorp, Inc........................      1,100           22,633
 Washington Banking Co.................................        800            7,720
 Washington Savings Bank FSB...........................        400            2,364
 Washington Trust Bancorp, Inc.........................      2,700           50,612
 *Waste Connections, Inc...............................     13,700          401,068
 *Waste Holdings, Inc..................................      1,200            7,260
 *WatchGuard Technologoes, Inc.........................      8,300           92,089
 Watsco, Inc. Class A..................................     11,900          152,915
 Watts Industries, Inc. Class A........................      8,400          111,384
 Wausau-Mosinee Paper Corp.............................     25,600          263,680
 Waypoint Financial Corp...............................      7,655          111,610
 WD-40 Co..............................................      7,700          173,520
 *#Webb Interactive Services, Inc......................      3,600            2,196
 *Webhire, Inc.........................................        880            1,082
 *WebMD Corp...........................................      6,500           32,338
 *webMethods, Inc......................................     24,700          389,643
 *Websense, Inc........................................     10,000          265,650
 Webster Financial Corp................................      1,368           41,772
 Weider Nutrition International, Inc...................      3,900            6,045
 Wellco Enterprises, Inc...............................        200            2,820
 Wellman, Inc..........................................     12,700          173,736
 Werner Enterprises, Inc...............................     18,300          438,194
 Wesbanco, Inc.........................................      7,500          146,063
 *WESCO International, Inc.............................      1,800            8,190
 West Coast Bancorp....................................      6,660           91,941
 *West Corp............................................      1,900           47,586
 *West Marine, Inc.....................................      7,900          102,621
 West Pharmaceutical Services, Inc.....................      7,200          195,840
 *Westaff, Inc.........................................        500            1,035
 Westbank Corp.........................................        600            5,640
 *Westcoast Hospitality Corp...........................      1,000            6,300
 Westcorp, Inc.........................................      6,360          112,572
 *Westell Technologies, Inc............................     13,590           30,102
 *Western Digital Corp.................................     84,100          396,111
 Western Gas Resources, Inc............................      9,700          289,836
 Western Ohio Financial Corp...........................        200            3,845
 #Westpoint Stevens, Inc...............................     13,900           31,414
 *Westport Resources Corp..............................      6,806          118,288
 *Wet Seal, Inc. Class A...............................      7,800          164,736
 *WFS Financial, Inc...................................      1,500           35,400
 WGL Holdings, Inc.....................................      6,000          166,320
 *W-H Energy Services, Inc.............................      5,400           83,943
 *White Electronics Designs Corp.......................      9,800           57,771
 *Whitehall Jewellers, Inc.............................      8,400           78,624
 Whitney Holdings Corp.................................      7,900          334,210
 *Whole Foods Market, Inc..............................      4,800          205,176
 *Wickes Lumber Co.....................................      1,200            3,480
 *Wild Oats Markets, Inc...............................     11,600          110,026

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Wiley (John) & Sons, Inc. Class A.....................      1,800     $     41,742
 *William Lyon Homes, Inc..............................      5,200           69,940
 *Williams Clayton Energy, Inc.........................      4,200           58,086
 *Williams Controls, Inc...............................      1,900            1,254
 *Williams Industries, Inc.............................        500            2,660
 *Willis Lease Finance Corp............................      2,200            7,128
 *Wilshire Oil Co. of Texas............................        800            2,600
 *Wilson Greatbatch Technologies, Inc..................      3,500           99,400
 *Wilsons The Leather Experts, Inc.....................      7,800           91,455
 *Wind River Systems, Inc..............................     18,700          322,482
 *Wink Communications, Inc.............................      8,700           11,354
 Winnebago Industries, Inc.............................     10,300          347,110
 *#Wire One Technologies, Inc..........................     10,700           73,456
 *Wireless Facilities, Inc.............................      7,200           37,404
 Wireless Telecom Group, Inc...........................      9,600           26,592
 *Wireless Xcessories Group............................      1,000              205
 *Wiser Oil Co.........................................      2,700           13,176
 *Witness Systems, Inc.................................     11,200          123,424
 *WJ Communications, Inc...............................     15,300           61,353
 *WMS Industries, Inc..................................     15,800          326,428
 Wolohan Lumber Co.....................................        300            5,700
 *Wolverine Tube, Inc..................................      5,700           73,986
 Wolverine World Wide, Inc.............................     20,800          311,792
 *Women First HealthCare, Inc..........................      8,500           61,540
 Woodhead Industries, Inc..............................      5,700           92,882
 Woodward Governor Co..................................      4,500          232,313
 *Workflow Management, Inc.............................      6,500           19,760
 *Workgroup Technology Corp............................        400              118
 *World Acceptance Corp................................      3,800           26,125
 World Fuel Services Corp..............................      3,000           47,670
 *World Wrestling Federation Entertainment, Inc........      7,500           96,375
 WorldCom, Inc.........................................        784           10,274
 *#WorldGate Communications, Inc.......................      8,200           18,163
 *WorldQuest Networks, Inc.............................      2,300            6,291
 *Worldwide Restaurant Concepts, Inc...................      5,800            6,960
 Worthington Industries, Inc...........................     34,200          506,160
 WPS Resources Corp....................................      7,900          266,467
 *WSI Industries, Inc..................................        100              117
 *Wyndham International, Inc...........................     16,300            9,617
 *Xanser Corp..........................................     15,600           31,200
 *Xeta Corp............................................      4,200           20,622
 *Xetel Corp...........................................      3,800            2,945
 *Xicor, Inc...........................................     10,900          122,026
 X-Rite, Inc...........................................      8,500           69,445
 *#Xybernaut Corp......................................     23,700           55,103
 *#Yankee Candle Co., Inc..............................     25,700          509,374
 Yardville National Bancorp............................      1,300           16,023
 *Yellow Corp..........................................     12,200          299,022
 Yonkers Financial Corp................................        300            8,571
 *York Group, Inc......................................        400            4,394
 York International Corp...............................      5,400          197,100
 *Young Broadcasting, Inc. Class A.....................      8,700          176,349
                                                            SHARES           VALUE+
                                                            ------           ------
 *Zale Corp............................................     14,100     $    500,550
 *Zap.com Corp.........................................         34               13
 *Zapata Corp..........................................        600           13,320
 *Zebra Technologies Corp. Class A.....................      4,800          246,168
 Zenith National Insurance Corp........................      3,400           90,780
 *Zevex International, Inc.............................        600            1,482
 *Zila, Inc............................................      8,800           21,164
 Zions Bancorp.........................................        805           38,861
 *#ZixIt Corp..........................................      7,700           51,937
 *Zoll Medical Corp....................................      4,400          172,964
 *Zoltek Companies, Inc................................      7,300           21,827
 *Zomax, Inc...........................................     14,200           92,087
 *Zonagen, Inc.........................................      5,700           25,964
 *Zones, Inc...........................................      2,300            2,059
 *#Zoran Corp..........................................      7,300          252,836
 *Zygo Corp............................................      8,000          136,520
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $337,272,013)..................................                 380,780,374
                                                                       ------------

RIGHTS/WARRANTS -- (0.0%)
 *Intelli-Check Rights 10/04/02........................         60                0

                                                            ------           ------
 *Antigenics, Inc. Contingent Value Rights.............      7,400                0
 *Eloyalty Corp. Rights 12/19/01.......................      1,200                0
 *Safety Components International, Inc. Warrants
   04/10/03............................................         61                6
 *Tipperary Corp. Rights 11/30/01......................      2,966                0
 *#TransTexas Gas Corp. Warrants 06/30/02..............          3                0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           6
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $8,261,000) to be
   repurchased at $8,139,356
   (Cost $8,138,000)...................................    $ 8,138        8,138,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $345,410,013)++................................                $388,918,380
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $345,940,098.

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (21.8%)
COMMON STOCKS -- (20.9%)
 3I Group P.L.C........................................      123,082   $  1,532,359
 AGA Food Service Group P.L.C..........................       45,000        145,998
 Abbey National P.L.C..................................       68,100        949,812
 Aggregate Industries P.L.C............................      253,538        296,489
 Alliance & Leicester P.L.C............................       79,000        859,614
 Allied Domecq P.L.C...................................       80,900        437,837
 Antofagasta Holdings P.L.C............................       66,150        483,948
 Arriva P.L.C..........................................       43,380        191,780
 Associated British Foods P.L.C........................      158,920      1,162,647
 Associated British Ports Holdings P.L.C...............       69,400        391,681
 BAA P.L.C.............................................      221,951      1,869,084
 BAE Systems P.L.C.....................................      250,400      1,139,139
 BBA Group P.L.C.......................................       75,223        283,209
 BG Group P.L.C........................................      558,000      2,100,825
 BPB P.L.C.............................................       88,200        361,625
 Barratt Developments P.L.C............................       50,817        268,865
 Berkeley Group P.L.C..................................       29,611        267,728
 Bodycote International P.L.C..........................       41,780        136,146
 Britannic P.L.C.......................................       39,400        451,475
 British Airways P.L.C.................................      217,000        629,761
 British Land Co. P.L.C................................      108,600        726,364
 British Vita P.L.C....................................       10,300         30,626
 Brixton Estate P.L.C..................................       43,300        138,012
 CGU P.L.C.............................................      235,669      2,808,023
 CMG P.L.C.............................................      100,000        339,413
 Cable and Wireless P.L.C..............................      545,397      2,568,664
 *Canary Wharf Group P.L.C.............................       33,000        213,659
 Carillion P.L.C.......................................        3,133          5,853
 Chelsfield P.L.C......................................       48,450        199,339
 Chorion P.L.C.........................................        1,168            400
 *Colt Telecom Group PLC...............................      244,800        483,518
 Cookson Group P.L.C...................................      142,830        161,934
 Cordiant Communications Group P.L.C...................       32,000         42,669
 *Corus Group P.L.C....................................      654,200        625,082
 Debenhams P.L.C.......................................       55,789        302,332
 *Elementis P.L.C......................................       10,194          6,106
 Emap P.L.C............................................       51,000        542,576
 *Energis P.L.C........................................      363,000        370,139
 Enterprise Oil P.L.C..................................       20,000        121,504
 GKN P.L.C.............................................       91,000        362,723
 Great Universal Stores P.L.C..........................      102,200        910,925
 HBOS P.L.C............................................      170,000      2,000,114
 Hammerson P.L.C.......................................       58,900        385,129
 Hanson P.L.C..........................................      154,100      1,037,830
 Hilton Group P.L.C....................................      329,600        987,094
 IMI P.L.C.............................................       57,000        199,156
 Innogy Holdings PLC...................................       55,800        158,557
 *International Power P.L.C............................      234,200        692,203
 Johnson Matthey P.L.C.................................        5,078         70,173
 Kingfisher P.L.C......................................       88,000        501,989
 Lattice Group P.L.C...................................      213,000        461,716
 Lex Service P.L.C.....................................       21,398        154,410
 Liberty International P.L.C...........................       55,700        389,227
 London Merchant Securities P.L.C......................       38,000         75,598
                                                            SHARES           VALUE+
                                                            ------           ------
 Lonmin P.L.C..........................................        4,627   $     62,027
 MFI Furniture Group P.L.C.............................       94,200        190,762
 Marks & Spencer P.L.C.................................      588,475      2,924,709
 Millennium and Copthorne Hotels P.L.C.................       54,299        211,788
 Morgan Crucible Company P.L.C.........................       36,701         98,398
 Morrison (Wm.) Supermarkets P.L.C.....................       10,111         28,695
 Northern Foods P.L.C..................................       27,000         61,800
 Northern Rock P.L.C...................................       25,000        206,072
 Novar P.L.C...........................................       37,584         64,854
 P & 0 Princess Cruises P.L.C..........................       42,664        222,078
 Pearson P.L.C.........................................       60,338        711,620
 Peninsular & Oriental Steam Navigation Co.............      145,212        515,131
 Persimmon P.L.C.......................................       10,925         49,857
 Pilkington P.L.C......................................      252,500        390,700
 Pillar Property P.L.C.................................       22,700        117,189
 Powergen P.L.C........................................       95,107      1,005,716
 RMC Group P.L.C.......................................       53,000        472,398
 Railtrack Group P.L.C.................................       66,354        264,958
 Rank Group P.L.C......................................      113,000        369,033
 Rexam P.L.C...........................................       65,048        346,015
 Rio Tinto P.L.C.......................................       17,269        323,851
 Rolls-Royce P.L.C.....................................      335,588        778,896
 Royal & Sun Alliance Insurance Group P.L.C............      301,214      1,720,400
 Safeway P.L.C.........................................      196,619        859,425
 Sainsbury (J.) P.L.C..................................      397,594      2,041,240
 Scottish & Newcastle P.L.C............................      134,894        971,484
 Scottish Power P.L.C..................................      371,233      2,077,964
 Seibe P.L.C...........................................      284,000        398,939
 Signet Group P.L.C....................................       45,000         56,795
 Six Continents P.L.C..................................      181,500      1,837,751
 Slough Estates P.L.C..................................       86,800        402,304
 Smith (David S.) Holdings P.L.C.......................       14,000         32,644
 Smith (W.H.) P.L.C....................................       32,000        222,701
 *Somerfield P.L.C.....................................       99,000        125,654
 Spirent P.L.C.........................................      196,640        462,709
 Stagecoach Holdings P.L.C.............................      276,361        248,296
 Tate & Lyle P.L.C.....................................       92,700        446,836
 Taylor Woodrow P.L.C..................................      115,424        260,902
 *Telewest Communications P.L.C........................      602,000        553,743
 Thistle Hotels P.L.C..................................       76,000        124,100
 Trinity P.L.C.........................................       65,070        398,098
 Uniq P.L.C............................................       15,900         37,754
 *United Business Media P.L.C..........................       70,000        519,602
 Vodafone Group P.L.C..................................    2,083,581      5,348,533
 Waste Recycling Group P.L.C...........................       13,000         86,393
 Weir Group P.L.C......................................        3,000         10,717
 Whitbread P.L.C.......................................       61,343        470,214
 Wilson Bowden P.L.C...................................       17,000        182,677
 Wimpey (George) P.L.C.................................       74,500        196,022
 Wincanton P.L.C.......................................       15,900         44,216
 Wolseley P.L.C........................................       91,207        654,907
 XANSA P.L.C...........................................       68,469        319,784
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $64,725,699)...................................                  62,562,430
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.9%)
 *British Pound Sterling
   (Cost $2,579,385)...................................                $  2,584,578
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $67,305,084)...................................                  65,147,008
                                                                       ------------

JAPAN -- (20.3%)
COMMON STOCKS -- (19.6%)

                                                            ------           ------
 AIOI Insurance Co., Ltd...............................      127,700        270,719
 Aichi Bank, Ltd.......................................          300         18,373
 Aisin Seiki Co., Ltd..................................       49,000        527,747
 Akita Bank, Ltd.......................................       24,000         80,705
 Amada Co., Ltd........................................       57,000        265,287
 Amano Corp............................................        8,000         48,410
 Aomori Bank, Ltd......................................       17,000         64,898
 *Asahi Bank, Ltd......................................       57,000         44,909
 Asahi Breweries, Ltd..................................       21,000        206,221
 Asatsu-Dk, Inc........................................        6,900        145,436
 *Ashikaga Bank, Ltd...................................       90,000         87,722
 Autobacs Seven Co., Ltd...............................        6,300        158,631
 Awa Bank, Ltd.........................................       42,000        183,535
 Bandai Co., Ltd.......................................        2,000         67,416
 Bank of Iwate, Ltd....................................          200          6,011
 #Bank of Kyoto, Ltd...................................       56,000        238,800
 #Bank of Nagoya, Ltd..................................       34,000        175,640
 #Bank of Yokohama, Ltd................................      154,000        517,854
 #Best Denki Co., Ltd..................................        4,000          9,455
 *Bosch Automotive Systems Corp........................       19,000         17,748
 Bridgestone Corp......................................       59,000        656,537
 Brother Industries, Ltd...............................       42,000        126,564
 Canon Sales Co., Inc..................................       22,000        166,185
 Casio Computer Co., Ltd...............................       39,000        204,637
 Chiba Bank, Ltd.......................................      143,000        470,411
 Chudenko Corp.........................................       12,000        184,217
 Chugoku Bank, Ltd.....................................       45,400        295,007
 #Chuo Mitsui Trust & Banking Co., Ltd.................      138,000        142,354
 Citizen Watch Co., Ltd................................       52,000        273,694
 #Coca-Cola West Japan Co., Ltd........................       12,200        243,275
 #Cosmo Oil Co., Ltd...................................      107,000        190,333
 Dai Nippon Pharmaceutical Co., Ltd....................        8,000         89,737
 Dai Nippon Printing Co., Ltd..........................      133,000      1,424,895
 Daicel Chemical Industries, Ltd.......................       62,000        191,868
 Daido Steel Co., Ltd..................................       63,000        105,925
 *#Daiei, Inc..........................................       97,000         92,969
 Dai-Ichi Pharmaceutical Co., Ltd......................        2,000         43,049
 Daimaru, Inc..........................................       27,000        115,794
 Daio Paper Corp.......................................       10,000         73,102
 Daishi Bank, Ltd......................................       64,000        214,692
 Daito Trust Construction Co., Ltd.....................        8,100        126,978
 *#Daiwa Bank, Ltd.....................................      297,000        250,886
 Daiwa House Industry Co., Ltd.........................       93,000        566,540
 Daiwa Securities Co., Ltd.............................       17,000        114,193
 Denki Kagaku Kogyo KK.................................        4,000          9,130
 Dowa Fire & Marine Insurance Co., Ltd.................       69,000        299,840
 Eighteenth Bank, Ltd..................................        2,000          7,668
 Ezaki Glico Co., Ltd..................................       21,000         99,784
 Fuji Photo Film Co., Ltd..............................        5,000        172,196
 Fujikura, Ltd.........................................       22,000        100,426
 #Fukuoka Bank, Ltd....................................      107,000        404,132
 *Fukuoka City Bank, Ltd...............................       32,000         85,773
 Fukuyama Transporting Co., Ltd........................       47,000        173,317
                                                            SHARES           VALUE+
                                                            ------           ------
 Futaba Corp...........................................        8,000   $    192,014
 Futaba Industrial Co., Ltd............................        9,000         91,012
 General Sekiyu KK.....................................        7,037         49,727
 Gunma Bank, Ltd.......................................       87,000        438,124
 Gunze, Ltd............................................       39,000        144,449
 Hachijuni Bank, Ltd...................................       96,000        477,210
 Hankyu Department Stores, Inc.........................       25,000        153,311
 Hanshin Electric Railway Co., Ltd.....................       58,000        141,802
 Heiwa Corp............................................       17,000        253,241
 Higo Bank, Ltd........................................       39,000        119,107
 *Hino Motors, Ltd.....................................       22,000         74,337
 #Hiroshima Bank, Ltd..................................       88,000        296,632
 Hitachi Cable, Ltd....................................       63,000        226,177
 Hitachi Construction Machinery Co., Ltd...............        3,000          7,919
 Hitachi Maxell, Ltd...................................       16,000        209,884
 Hitachi Metals, Ltd...................................       60,000        187,628
 Hitachi, Ltd..........................................      494,000      3,651,362
 Hokkoku Bank, Ltd.....................................       60,000        214,432
 Hokuetsu Paper Mills, Ltd.............................        3,000         15,522
 *Hokuriku Bank, Ltd...................................      100,000        120,212
 House Foods Corp......................................       19,000        175,932
 Hyakugo Bank, Ltd. (105th Bank).......................       45,000        169,597
 Hyakujishi Bank, Ltd..................................       46,000        255,191
 Ishikawajima-Harima Heavy Industries Co., Ltd.........       80,000        121,512
 *Isuzu Motors, Ltd....................................       88,000         65,044
 Itochu Corp...........................................       31,000         81,834
 Itoham Foods, Inc.....................................       32,000         85,773
 Iyo Bank, Ltd.........................................       55,000        294,845
 JGC Corp..............................................       10,000         67,010
 Japan Airport Terminal Co., Ltd.......................       15,000        121,349
 Japan Energy Corp.....................................       67,000         95,236
 *Japan Radio..........................................       20,000         69,041
 Joyo Bank, Ltd........................................      147,000        434,616
 Juroku Bank, Ltd......................................       62,000        236,688
 Kagoshima Bank, Ltd...................................       27,000         95,617
 Kajima Corp...........................................       21,000         66,523
 Kamigumi Co., Ltd.....................................       46,000        192,421
 Kandenko Co., Ltd.....................................       34,000        156,861
 Kansai Paint Co., Ltd., Osaka.........................       36,000         80,120
 Katokichi Co., Ltd....................................        1,000         18,600
 *Kawasaki Heavy Industries, Ltd.......................      190,000        194,451
 Kawasaki Steel Corp...................................      208,000        207,805
 Kinden Corp...........................................       38,000        195,994
 Kissei Pharmaceutical Co., Ltd........................       10,000        146,285
 Kiyo Bank, Ltd........................................       16,000         32,490
 *#Kobe Steel, Ltd.....................................      481,000        203,158
 Koito Manufacturing Co., Ltd..........................        6,000         22,126
 Kokusai Securities Co., Ltd...........................       48,000        318,920
 Kokuyo Co., Ltd.......................................       18,000        159,947
 Komatsu, Ltd..........................................      162,000        544,756
 Komori Corp...........................................       13,000        139,381
 Konica Corp...........................................       18,000        101,173
 Koyo Seiko Co.........................................       29,000        103,878
 Kubota Corp...........................................      205,000        594,441
 Kuraray Co., Ltd......................................       65,000        425,007
 Kyushu Matsushita Electric Co., Ltd...................       29,000        197,392
 Lintec Corp...........................................        2,000         12,915
 Lion Corp.............................................       44,000        166,900
 Maeda Corp............................................       27,000         98,688
 Makita Corp...........................................       26,000        153,953

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#Marubeni Corp.......................................      216,000   $    184,217
 Marui Co., Ltd........................................       20,000        262,192
 Maruichi Steel Tube, Ltd..............................       16,000        175,185
 Matsushita Electric Industrial Co., Ltd...............      304,000      4,037,178
 Matsushita-Kotobuki Electronics Industries, Ltd.......       26,000        186,897
 *Mazda Motor Corp.....................................       78,000        136,213
 Michinoku Bank, Ltd...................................       20,000        108,516
 Mitsubishi Gas Chemical Co., Inc......................       85,000        164,317
 Mitsubishi Heavy Industries, Ltd......................      573,000      1,587,068
 Mitsubishi Materials Corp.............................      189,000        288,607
 *Mitsubishi Motors Corp...............................      101,000        194,427
 Mitsubishi Rayon Co. Ltd..............................       20,000         51,984
 Mitsui Chemicals, Inc.................................      134,000        429,921
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      108,000        125,443
 Mitsui Marine & Fire Insurance Co., Ltd...............      128,000        637,319
 *Mitsumi Electric Co., Ltd............................        5,000         66,401
 Mizuho Holdings, Inc..................................           31         78,057
 Mori Seiki Co., Ltd...................................       12,000         87,527
 Musashino Bank, Ltd...................................        4,100        138,869
 NGK Spark Plug Co., Ltd...............................       38,000        296,307
 NHK Spring Co., Ltd...................................       16,000         34,699
 *NKK Corp.............................................      578,000        347,413
 NOK Corp..............................................        2,000          9,260
 NSK, Ltd..............................................       38,000        134,264
 NTN Corp..............................................       78,000        142,549
 Nagase & Co., Ltd.....................................        7,000         30,930
 *Namco, Ltd...........................................        3,800         71,607
 Nanto Bank, Ltd.......................................       35,000        104,617
 National House Industrial Co., Ltd....................       22,000         89,526
 New Japan Securities Co., Ltd.........................      137,000        232,570
 Nichicon Corp.........................................       14,000        152,263
 Nichido Fire and Marine Insurance Co., Ltd............       92,000        479,744
 Nichirei Corp.........................................       19,000         55,866
 Nihon Unisys, Ltd.....................................       14,000         93,928
 Nippon Kayaku Co., Ltd................................       26,000        105,592
 Nippon Meat Packers, Inc., Osaka......................       27,000        279,615
 Nippon Mitsubishi Oil Co..............................      280,000      1,289,519
 Nippon Paint Co., Ltd.................................       39,000         85,846
 Nippon Sanso Corp.....................................       18,000         45,469
 Nippon Sheet Glass Co., Ltd...........................       75,000        322,258
 Nippon Shinpan Co., Ltd...............................       15,000         21,931
 Nippon Shokubai Co., Ltd..............................       33,000        143,938
 Nippon Steel Corp.....................................      353,000        498,897
 Nipponkoa Insurance Co., Ltd..........................       33,000        112,845
 #Nishimatsu Construction Co., Ltd.....................       48,000        158,680
 #Nishi-Nippon Bank, Ltd...............................       78,000        237,581
 #Nissan Fire..........................................       19,000         44,137
 Nissan Motor Co., Ltd.................................       25,000        123,461
 Nissei Sangyo Co., Ltd................................        9,000         94,886
 Nisshin Seifun Group, Inc.............................       41,000        265,084
 Nisshin Steel Co., Ltd................................      144,000         79,535
 Nisshinbo Industries, Inc.............................       39,000        167,891
 *#Nissho Iwai Corp....................................       88,000         73,622
 Noritsu Koki Co., Ltd.................................        3,000         42,911
 Noritz Corp...........................................        1,000          9,032
 Obayashi Corp.........................................      122,000        447,904
 Oji Paper Co., Ltd....................................      120,000        580,917
 Okumura Corp..........................................       30,000         89,428
                                                            SHARES           VALUE+
                                                            ------           ------
 Omron Corp............................................       17,000   $    229,906
 Onward Kashiyama Co., Ltd.............................       26,000        274,327
 Pioneer Electronic Corp...............................        5,000        120,618
 #Q.P. Corp............................................        9,000         79,535
 Rengo Co., Ltd........................................       31,000         73,524
 Rinnai Corp...........................................        5,600         97,567
 Ryosan Co., Ltd.......................................        2,000         24,075
 Sakata Seed...........................................        5,000         64,167
 San In Godo Bank, Ltd.................................       31,000        115,826
 Sanwa Shutter Corp....................................       11,000         25,196
 Sanyo Electric Co., Ltd...............................      112,000        578,578
 Sanyo Shinpan Finance Co., Ltd........................        6,000        161,799
 Sapporo Breweries, Ltd................................       46,000        128,529
 *#Sapporo Hokuyo Holdings, Inc........................           22         92,027
 Seino Transportation Co., Ltd.........................       30,000        138,894
 Sekisui Chemical Co., Ltd.............................       91,000        262,395
 Sekisui House, Ltd....................................      137,000      1,046,008
 Seventy-seven (77) Bank, Ltd..........................       65,000        303,048
 #Shiga Bank, Ltd......................................       42,000        146,009
 Shikoku Bank, Ltd.....................................       33,000        178,247
 Shima Seiki Manufacturing Co., Ltd....................        2,000         35,170
 Shimachu Co., Ltd.....................................        9,000        143,207
 Shimadzu Corp.........................................       39,000        107,704
 Shimizu Corp..........................................       90,000        361,855
 Shiseido Co., Ltd.....................................       61,000        591,590
 Shohkoh Fund & Co., Ltd...............................        2,000        217,194
 *Showa Denko KK.......................................       78,000         95,033
 Showa Shell Sekiyu KK.................................       55,000        356,494
 *#Snow Brand Milk Products Co., Ltd...................       49,000         90,346
 Stanley Electric Co., Ltd.............................        7,000         58,847
 Sumitomo Bank, Ltd....................................       43,800        238,361
 Sumitomo Forestry Co., Ltd............................       30,000        179,587
 *Sumitomo Metal Industries, Ltd. Osaka................      525,000        200,421
 Sumitomo Metal Mining Co., Ltd........................      100,000        348,453
 Sumitomo Osaka Cement Co., Ltd........................       51,000         82,020
 Sumitomo Realty & Development Co., Ltd................       58,000        330,242
 Sumitomo Rubber.......................................       32,000        153,092
 Sumitomo Trust & Banking Co., Ltd.....................       18,000         88,892
 Suruga Bank, Ltd......................................        4,000         23,977
 Suzuken Co., Ltd......................................        6,800        118,474
 *Suzuki Motor Corp....................................       27,000        277,203
 Taiheiyo Cement Corp..................................      161,000        249,773
 #Taisei Corp..........................................      115,000        315,719
 Takara Standard Co., Ltd..............................        1,000          3,915
 Takashimaya Co., Ltd..................................       53,000        334,490
 Tanabe Seiyaku Co., Ltd...............................       13,000        119,530
 Teikoku Oil Co., Ltd..................................       20,000         84,798
 Thermal Engineering Co., Ltd..........................        1,000          5,085
 Toda Corp.............................................       54,000        165,357
 Toho Bank, Ltd........................................       22,000         66,831
 Tokio Marine & Fire Insurance Co., Ltd................      119,000        942,406
 Tokuyama Corp.........................................       36,000        107,898
 Tokyo Style Co., Ltd..................................       17,000        147,747
 Toppan Printing Co., Ltd..............................      106,000        968,601
 Toray Industries, Inc.................................       59,000        161,498
 Toshiba TEC Corp......................................       41,000        104,568
 Tostem Corp...........................................       45,840        621,051
 Toto, Ltd.............................................       25,000        134,426
 Toyo Ink Manufacturing Co., Ltd.......................       36,000         74,564

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Toyo Seikan Kaisha, Ltd...............................       38,000   $    500,635
 Toyo Suisan Kaisha, Ltd...............................       13,000        105,697
 Toyobo Co., Ltd.......................................       46,000         65,012
 Toyoda Automatic Loom Works, Ltd......................       53,000        829,553
 Toyoda Machine Works, Ltd.............................        8,000         29,891
 Toyota Auto Body Co., Ltd.............................       14,000        152,263
 Toyota Tsusho Corp....................................       48,000        197,278
 *Tsubasa Securities Co. Ltd...........................       40,000         90,971
 *#UFJ Holdings, Inc...................................          214        707,977
 UNY Co., Ltd..........................................       32,000        350,630
 Victor Co. of Japan, Ltd..............................       37,000        123,217
 Wacoal Corp...........................................       25,000        240,424
 Yamagata Bank, Ltd....................................       23,000        102,375
 Yamaguchi Bank, Ltd...................................       35,000        230,555
 Yamaha Corp...........................................       21,000        177,053
 Yamatake-Honeywell Co., Ltd...........................       11,000         93,814
 Yamazaki Baking Co., Ltd..............................       37,000        247,937
 Yodogawa Steel Works, Ltd.............................        5,000         10,194
 Yokogawa Electric Corp................................       14,000        113,600
 *Yokohama Rubber Co., Ltd.............................       58,000        150,752
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $68,083,724)...................................                  58,722,579
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.7%)
 *Japanese Yen
   (Cost $2,036,964)...................................                   2,040,176
                                                                       ------------
TOTAL -- JAPAN
  (Cost $70,120,688)...................................                  60,762,755
                                                                       ------------
FRANCE -- (10.4%)
COMMON STOCKS -- (10.4%)
 AGF (Assurances Generales de France SA)...............       20,400      1,004,638
 AXA...................................................       22,300        487,205
 Accor SA..............................................        7,550        250,130
 Air Liquide...........................................        2,045        286,357
 Alcatel SA............................................       52,550        958,945
 Alstom SA.............................................       26,000        304,973
 Banque Nationale de Paris.............................       55,900      4,905,177
 *Beghin-Say...........................................        4,100        147,213
 Bouygues..............................................        1,600         55,157
 *Cereol...............................................        4,100        109,400
 *#Cerestar............................................        4,100        114,466
 Cie de Saint-Gobain...................................       12,700      1,852,429
 Club Mediterranee SA..................................        2,300         92,715
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................          798         39,871
 Credit Industriel et Commercial.......................        3,760        404,341
 Credit Lyonnais SA....................................       42,172      1,416,407
 De la Rue Imperiale de Lyon...........................           59         89,809
 #Dior (Christian) SA..................................       17,000        521,651
 Eiffage SA............................................        2,333        143,825
 Esso SA...............................................        1,900        135,250
 *Euro Disney SCA......................................      170,500        146,559
 Faurecia SA...........................................        1,700         88,591
 Fimalac SA............................................        3,800        131,133
 Fonciere Lyonnaise SA.................................        3,900         93,238
 France Telecom SA.....................................       49,900      1,970,407
 Gecina SA.............................................        3,000        241,892
 Generale des Establissements Michelin SA Series B.....       16,300        533,156
 Groupe Danone.........................................        5,300        612,659
                                                            SHARES           VALUE+
                                                            ------           ------
 Groupe du Louvre SA...................................          400   $     22,206
 Imerys SA.............................................        2,500        242,877
 L'Oreal...............................................       10,550        725,961
 LaFarge SA............................................        4,791        439,710
 Lafarge SA............................................        1,580        142,110
 Lafarge SA Prime Fidelite.............................        9,583        861,922
 Lagardere SCA.........................................        5,900        244,332
 Lapeyre SA............................................        2,400        101,259
 Pechiney SA Series A..................................       12,900        629,511
 Pernod-Ricard SA......................................        6,300        465,384
 Peugeot SA............................................       34,100      1,443,606
 *Provimi SA...........................................        4,100         65,787
 #Rallye SA............................................        4,500        203,479
 Remy Cointreau SA.....................................        7,135        166,169
 SA Fromageries Bel la Vache Qui Rit...................          500         42,957
 SEB SA Prime Fidelite 2002............................          800         43,516
 SGE (Societe Generale
   d'Enterprise SA)....................................        2,640        148,214
 Schneider SA..........................................        6,600        301,982
 Seb SA................................................          400         21,078
 Seb SA Prime Fidelity.................................          900         47,425
 Societe BIC SA........................................        8,900        294,855
 Societe des Ciments de Francais.......................        6,200        262,307
 Societe Financiere Interbail SA.......................        4,200        114,325
 Societe Generale, Paris...............................       39,300      2,139,503
 Thales SA.............................................        1,800         64,469
 Unibail SA............................................        7,500        384,126
 #Usinor SA............................................       30,300        380,371
 Valeo SA..............................................       10,000        378,306
 Vivendi Universal SA..................................       69,500      3,556,459
                                                                       ------------
TOTAL -- FRANCE
  (Cost $31,442,973)...................................                  31,071,800
                                                                       ------------
GERMANY -- (7.5%)
COMMON STOCKS -- (7.5%)
 Allianz AG............................................        3,590        845,409
 *Altana AG............................................        1,800         90,337
 Audi AG (Vormals Ausid-NSU Auto Union AG).............        1,000        128,937
 Axel Springer Verlag AG...............................        1,100         55,157
 BASF AG...............................................       50,700      1,949,790
 #BHW Holding AG, Berlin...............................        7,300        215,702
 *Bankgesellschaft Berlin AG...........................        4,600         11,038
 Bayer AG..............................................       21,900        709,855
 Bayerische Motorenwerke AG............................        2,600         86,137
 Bayerische Vereinsbank AG.............................       47,400      1,538,520
 Bilfinger & Berger Bau AG, Mannheim...................          300          6,501
 Celanese AG...........................................        5,200         92,889
 Commerzbank AG........................................       50,750        881,566
 Continental AG........................................       12,000        147,204
 DBV Holding AG........................................        1,700         58,604
 #DaimlerChrysler AG, Stuttgart........................       94,000      3,947,458
 Degussa AG............................................       19,218        481,818
 Deutsche Bank AG......................................       39,500      2,557,126
 Deutsche Lufthansa AG.................................       19,800        259,729
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......        3,300        188,517
 Dyckerhoff AG.........................................        1,000         23,280
 FPB Holding AG........................................          300         42,469
 Fresenius Medical Care AG.............................          600         39,245
 Gehe AG...............................................        1,800         68,740

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Hannover Rueckversicherungs AG........................        2,200   $    145,377
 Heidelberger Druckmaschinen AG........................        4,400        174,925
 Heidelberger Zement AG, Heidelberg....................        5,320        248,656
 Hochtief AG...........................................        5,700         80,640
 Hoechst AG............................................        9,600        439,247
 *Infineon Technologies AG.............................       20,500        398,869
 Ivg Holding AG........................................        2,300         23,271
 Kamps AG, Duesseldorf.................................        4,000         32,055
 Karstadt Quelle AG....................................        2,400         87,033
 Koelnische Rueckversicherungs.........................           80          6,090
 Linde AG..............................................        9,633        414,018
 MAN AG................................................       10,300        206,125
 MG Technologies AG....................................       18,000        150,696
 Merck KGAA............................................        4,200        153,812
 *#Mobilcom AG.........................................        6,200        137,677
 Munchener Rueckversicherungs..........................          900        242,967
 Preussag AG...........................................        5,300        136,436
 Rwe AG (NEU) Series A.................................        1,750         65,342
 Siemens AG............................................       12,150        716,933
 Stinnes AG............................................        7,100        141,133
 Suedzucker AG.........................................       10,816        147,207
 ThyssenKrupp AG.......................................       48,200        686,216
 Veba AG...............................................       48,800      2,460,056
 Vereins & Westbank AG.................................          700         17,550
 Volkswagen AG.........................................       16,750        734,899
 *Wuestenrot & Wuerttemberg AG.........................        2,500         34,227
                                                                       ------------
TOTAL -- GERMANY
  (Cost $24,941,138)...................................                  22,507,485
                                                                       ------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.5%)
 ABB, Ltd..............................................       64,000        668,452
 Ascom Holding AG......................................        4,500         99,466
 Baloise-Holding.......................................       27,100      2,419,070
 #Ciba Spezialitaetenchemie Holding AG.................       19,700      1,220,192
 Cie Financiere Richemont AG Series A..................      135,000      2,557,703
 Clariant AG...........................................       71,100      1,325,470
 *Credit Swisse Group..................................       42,820      1,651,133
 Fischer (Georg) AG, Schaffhausen......................          880        161,915
 Givaudan SA, Vernier..................................        4,000      1,226,629
 Helvetia Patria Holding...............................        3,050        485,247
 Holcim, Ltd...........................................        5,686      1,170,492
 Jelmoli Holding AG, Zuerich...........................           40         40,807
 Lonza Group AG, Zuerich...............................          900        562,913
 #Rieters Holdings.....................................          910        198,933
 *Saurer AG............................................        1,500         26,643
 Schindler Holding AG, Hergiswil Partizipsch...........           75        105,432
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................        3,360      1,562,895
 Sig Holding AG........................................          750         64,671
 Sika Finanz AG, Baar..................................          240         50,207
 Societe Generale de Surveillance Holding SA...........        2,300        374,304
 Sulzer AG, Winterthur.................................          160         23,610
 Sulzer Medic AG.......................................        1,860         72,794
 *Swatch Group AG......................................          900         81,295
 Swisscom AG...........................................        3,490        949,435
 *UBS AG...............................................       21,880      1,086,168
 Unaxis Holding AG.....................................        6,100        616,745
                                                            SHARES           VALUE+
                                                            ------           ------
 Valora Holding AG.....................................          450   $     72,140
 Zurich Versicherungs-Gesellschaft - Allied AG.........        1,514        385,673
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,830,244)...................................                  19,260,434
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.3%)
 *Swiss Francs
   (Cost $1,004,718)...................................                   1,011,382
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $22,834,962)...................................                  20,271,816
                                                                       ------------
NETHERLANDS -- (5.1%)
COMMON STOCKS -- (5.1%)
 ABN-AMRO Holding NV...................................       94,825      1,541,048
 Buhrmann NV...........................................       26,860        273,694
 DSM NV................................................       20,832        742,388
 Fortis (NL)...........................................       57,148      1,333,498
 Getronics NV..........................................       36,060        133,350
 Hagemeyer NV..........................................       10,969        187,397
 *Haslemere NV.........................................        4,800        200,713
 Ing Groep NV..........................................      190,860      4,990,161
 KLM (Koninklijke Luchtvaart Mij) NV...................        9,630        116,665
 *Koninklijke KPN NV...................................       96,700        441,584
 Koninklijke Philips Electronics NV....................      136,267      3,721,408
 Koninklijke Vendex KBB NV.............................        6,341         60,524
 Koninklijke Vopak NV..................................       10,800        170,004
 NV Holdingsmij de Telegraaf...........................        7,700        119,621
 *Nutreco Holding NV...................................        3,400        101,986
 Oce NV................................................       17,871        163,217
 *United Pan-Europe Communications NV Series A.........       57,100         25,564
 Vedior NV, Amsterdam..................................       14,580        160,184
 Vnu NV................................................       24,148        778,396
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $17,684,815)...................................                  15,261,402
                                                                       ------------
ITALY -- (4.3%)
COMMON STOCKS -- (4.3%)
 *Alitalia Linee Aeree Italiane SpA Series A...........      500,000        473,666
 Assicurazioni Generali SpA, Trieste...................        3,640         99,896
 Banca di Roma SpA.....................................      346,875        773,373
 Banca Nazionale del Lavoro SpA BNL....................       65,000        146,085
 *#Banca Popolare di Lodi Scarl........................       50,000        398,901
 Banca Popolare di Milano..............................      102,940        361,316
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       65,000        599,470
 Banca Toscana.........................................      112,500        376,739
 Buzzi Unicem SpA......................................       35,000        242,250
 CIR SpA (Cie Industriale Riunite), Torino.............      212,500        190,653
 #Cia Assicuratrice Unipol SpA.........................       97,500        326,507
 Ericsson SpA..........................................        5,500        127,796
 #Fiat SpA.............................................      102,000      1,694,185
 IFIL Finanziaria Partecipazioni SpA...................       68,000        344,621
 *Immsi SpA............................................        6,500          4,278
 #Ing C.Olivetti & C SpA, Ivrea........................    2,187,500      2,626,598
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....       63,040        483,742
 #Milano Assicurazioni SpA.............................       94,000        285,328

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Parmalat Finanziaria SpA..............................      196,600   $    531,627
 #Pirelli SpA..........................................      480,000        805,860
 RAS SpA (Riunione Adriatica di Sicurta)...............       35,700        434,415
 Rinascente per l'Esercizio di Grande Magazzini SpA....       83,000        309,164
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       17,000        232,893
 SNIA SpA..............................................      136,800        181,654
 *#Tiscali SpA.........................................       73,000        718,352
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,486,912)...................................                  12,769,369
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fiat SpA
   (Cost $47,699)......................................        3,000         35,995
                                                                       ------------
TOTAL -- ITALY
  (Cost $15,534,611)...................................                  12,805,364
                                                                       ------------
AUSTRALIA -- (3.2%)
COMMON STOCKS -- (3.1%)
 AMP, Ltd..............................................       11,236        111,381
 AXA Asia Pac Hldgs....................................      402,500        554,768
 #Amcor, Ltd...........................................      111,540        406,502
 Bank of Western Australia, Ltd........................       84,294        180,675
 Boral, Ltd............................................      131,826        222,150
 CSR, Ltd..............................................      179,017        621,972
 Commonwealth Bank of Australia........................       41,686        620,092
 Goodman Fielder, Ltd..................................      293,388        212,108
 Hanson P.L.C..........................................        1,879         12,412
 Lion Nathan, Ltd......................................       23,800         54,714
 MIM Holdings..........................................      380,043        217,433
 Mayne Nickless, Ltd...................................       41,838        157,307
 Mirvac, Ltd...........................................      159,061        322,647
 National Australia Bank, Ltd..........................       24,179        397,234
 Normandy Mining, Ltd..................................      313,254        260,685
 *One Tel Ltd..........................................      274,000         22,802
 Orica, Ltd............................................       63,326        227,330
 Origin Energy, Ltd....................................      147,609        222,644
 Paperlinx, Ltd........................................        5,241         12,801
 Publishing and Broadcasting, Ltd......................      114,391        602,105
 Quantas Airways, Ltd..................................      285,249        578,613
 Rio Tinto, Ltd........................................       39,838        719,328
 Santos, Ltd...........................................      135,394        453,579
 Seven Network, Ltd....................................       42,091        151,932
 #St. George Bank, Ltd.................................       74,210        646,281
 Suncorp-Metway Limited................................        4,757         32,649
 WMC, Ltd..............................................      203,563        999,472
 Wesfarmers, Ltd.......................................       16,325        270,859
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,283,564)....................................                   9,292,475
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $257,028).....................................                     257,956
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights
   (Cost $0)...........................................       10,499              0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $8,540,592)....................................                   9,550,431
                                                                       ------------

SPAIN -- (3.1%)
                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (3.1%)
 Aceralia Corporacion Siderurgica SA...................       19,100   $    292,788
 Acerinox SA...........................................       10,000        313,390
 Aguas de Barcelona SA.................................        9,292        122,055
 Aurea Concesiones de Infraestructuras del Estado SA...       15,400        317,150
 Autopistas Concesionaria Espanola SA..................       50,165        492,298
 Banco Pastor SA.......................................        1,500         20,684
 Cementos Portland SA..................................        3,500         86,182
 #Cia Espanola de Petroleous SA........................       46,000        518,562
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       27,600        167,060
 #Ebro Puleva SA.......................................       22,440        234,081
 Endesa SA, Madrid.....................................       19,000        304,015
 Fomento de Construcciones y Contratas SA..............       20,600        441,210
 Grupo Dragados SA, Madrid.............................       18,800        233,144
 Grupo Ferrovial SA....................................        2,300         41,930
 Metrovacesa SA........................................       13,395        179,308
 *Puleva Biotech SA....................................       18,700              0
 Red Electrica de Espana S.A...........................       24,600        219,167
 Repsol SA.............................................      252,200      3,545,370
 *Societe General de Aguas de Barcelona SA Issue 01....           92          1,195
 Sol Melia SA..........................................       39,800        300,419
 *#Terra Networks SA...................................      133,800      1,117,775
 Vallehermoso SA.......................................       28,200        185,084
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,068,175)....................................                   9,132,867
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sociedad General de Aguas de Barcelona SA Rights
   11/26/01
   (Cost $0)...........................................           92             11
                                                                       ------------
TOTAL -- SPAIN
  (Cost $9,068,175)....................................                   9,132,878
                                                                       ------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 ASEA AB...............................................       29,000        304,005
 Assidoman AB..........................................       18,150        436,591
 Atlas Copco AB Series A...............................       13,200        276,750
 Atlas Copco AB Series B...............................        6,600        129,726
 Avesta Polarit........................................        7,400         29,090
 *#Billerud AB.........................................        8,376         50,174
 Electrolux AB Series B................................       57,500        831,498
 Gambro AB Series A....................................       52,200        334,677
 Gambro AB Series B....................................       19,600        125,664
 Holmen AB Series B....................................       16,700        372,795
 Kinnevik Industrifoervaltnings AB Series B............       12,800        189,292
 NCC AB Series B.......................................       16,600        108,760
 *Pergo AB.............................................          972          3,321
 SSAB Swedish Steel Series A...........................       15,500        141,449
 SSAB Swedish Steel Series B...........................        5,500         48,905
 Skandinaviska Enskilda Banken Series A................       62,500        549,886
 Svenska Cellulosa AB Series B.........................       36,300        910,555
 Svenska Kullagerfabriken AB Series A..................        7,700        134,051

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #Svenska Kullagerfabriken AB Series B.................        9,900   $    176,521
 *Transcom Worldwide SA Series A.......................          385            378
 *Transcom Worldwide SA Series B.......................          715            756
 Trelleborg AB Series B................................       15,800        122,744
 Volvo AB Series A.....................................       28,900        432,796
 Volvo AB Series B.....................................       63,100        995,163
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,897,288)....................................                   6,705,547
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $5,950).......................................                       5,928
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $6,903,238)....................................                   6,711,475
                                                                       ------------
FINLAND -- (2.1%)
COMMON STOCKS -- (2.1%)
 Fortum Oyj............................................      387,288      1,768,565
 Huhtamaki Van Leer Oyj................................       14,400        424,076
 #Kemira Oyj...........................................       12,700         94,953
 Kesko Oyj.............................................       53,500        439,758
 Metra Oyj Series B....................................        3,700         66,425
 Metsa-Serla Oyj Series B..............................       81,000        507,691
 Metso Oyj.............................................       39,268        377,976
 Outokumpu Oyj Series A................................       57,000        569,071
 Pohjola Group Insurance Corp. Series A................       14,300        253,523
 Rautaruukki Oy Series K...............................        2,100          7,935
 Stora Enso Oyj Series R...............................       67,300        857,869
 Upm-Kymmene Oyj.......................................       23,500        794,331
                                                                       ------------
TOTAL -- FINLAND
  (Cost $6,191,330)....................................                   6,162,173
                                                                       ------------
HONG KONG -- (1.9%)
COMMON STOCKS -- (1.9%)
 #Amoy Properties, Ltd.................................      503,000        509,544
 Cathay Pacific Airways, Ltd...........................      123,000        147,470
 China Overseas Land & Investment, Ltd.................      946,000        118,879
 Citic Pacific, Ltd....................................      109,000        239,705
 City e Solutions, Ltd.................................       22,500          1,500
 Great Eagle Holdings, Ltd.............................       93,331         99,931
 #Hang Lung Development Co., Ltd.......................      309,000        263,492
 Henderson Land Development Co., Ltd...................       63,000        238,718
 Hong Kong and Shanghai Hotels, Ltd....................       31,500         10,401
 Hysan Development Co., Ltd............................      240,714        220,696
 Kerry Properties, Ltd.................................      270,188        245,986
 New World Development Co., Ltd........................      380,685        314,856
 New World Infrastructure, Ltd.........................       38,400         14,895
 Shanghai Industrial Holdings Ltd......................      102,000        182,457
 Shangri-La Asia, Ltd..................................      524,000        324,202
 Sino Land Co., Ltd....................................      901,115        294,650
 Swire Pacific, Ltd. Series A..........................      220,000      1,069,175
 Tsim Sha Tsui Properties, Ltd.........................      240,000        189,266
 Wharf Holdings, Ltd...................................      423,600        912,540
 Wheelock and Co., Ltd.................................      475,000        386,771
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,711,314)....................................                   5,785,134
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $39,008)......................................                $     39,007
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $6,750,322)....................................                   5,824,141
                                                                       ------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 AGFA-Gevaert NV, Mortsel..............................       17,700        194,937
 Algemene Mij Voor Nijverheidskredit Almanij...........       18,800        574,864
 Bekaert SA............................................        8,500        280,690
 Fortis AG Series B....................................       17,100        402,076
 Heidelberger Zement AG................................          466         20,905
 *Heidelberger Zement AG VVPR..........................          466              4
 Solvay SA.............................................       10,900        623,655
 Tessenderlo Chemie....................................        7,300        169,293
 #Union Miniere SA.....................................       14,400        558,557
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $3,169,823)....................................                   2,824,981
                                                                       ------------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 Carlsberg A.S. Series B...............................        7,040        287,929
 Danisco A.S...........................................        6,600        235,795
 Danske Bank A.S.......................................       60,826        962,163
 FLS Industries........................................        1,440         10,393
 Gn Great Nordic.......................................       18,480        108,926
 *Jyske Bank A.S.......................................        3,400         73,005
 Koebenhavns Lufthavne.................................          620         34,531
 Nordic Baltic Holding AB..............................       21,596        108,069
 Novozymes A.S. Series B...............................        5,867        115,037
 Tele Danmark A.S......................................       17,980        627,222
 *Topdanmark A.S.......................................        3,830         89,840
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,536,915)....................................                   2,652,910
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $112,854).....................................                     114,773
                                                                       ------------
TOTAL -- DENMARK
  (Cost $2,649,769)....................................                   2,767,683
                                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Capitaland, Ltd.......................................      483,000        395,670
 Centrepoint Properties, Ltd...........................      119,050        133,284
 City Developments, Ltd................................      152,000        400,116
 DBS Group Holdings, Ltd...............................       34,000        211,679
 #Fraser & Neave, Ltd..................................      114,000        460,714
 Keppel Corp., Ltd.....................................      297,000        431,453
 Keppel Land, Ltd......................................      130,000        117,145
 *Neptune Orient Lines, Ltd............................      179,000         86,026
 Singapore Land, Ltd...................................       35,000         65,372
 United Industrial Corp., Ltd..........................       45,000         16,589
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,137,146)....................................                   2,318,048
                                                                       ------------

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $211,869).....................................                $    212,329
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $3,349,015)....................................                   2,530,377
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................       27,526        286,395
 Bank of Ireland P.L.C.................................        4,078         36,588
 CRH P.L.C.............................................       12,997        215,294
 DCC P.L.C.............................................        7,379         75,982
 Independent News & Media P.L.C........................       24,897         41,019
 Irish Permanent P.L.C.................................       71,883        804,550
 Jefferson Smurfit Group P.L.C.........................      273,236        584,726
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,060,857)....................................                   2,044,554
                                                                       ------------
PORTUGAL -- (0.5%)
COMMON STOCKS -- (0.5%)
 *Banco Comercial Portugues SA.........................       11,071         45,500
 Banco Espirito Santo e Comercial de Lisboa............       65,416        814,171
 Cimpor Cimentos de Portugal SA........................       11,060        185,881
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       12,000         87,355
 *Modelo Continente SGPS S.A...........................       74,100        108,813
 *Portugal Telecom SA..................................       13,260        101,039
 Sonae SGPS SA.........................................      148,200        102,178
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $1,607,701)....................................                   1,444,937
                                                                       ------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................       17,900        304,594
 Den Norske Bank ASA Series A..........................       38,500        160,766
 Elkem ASA.............................................        5,100         87,355
 Norsk Hydro ASA.......................................        3,400        131,698
 Norske Skogindustrier ASA Series A....................       22,700        393,897
 *#Petroleum Geo Services ASA..........................       29,900        190,797
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,333,246)....................................                   1,269,107
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $23,005)......................................                      23,704
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,356,251)....................................                   1,292,811
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
 EFG Eurobank Ergasias S.A.............................       59,500   $    862,010
 Hellenic Petroleum S.A................................       57,690        393,616
                                                                       ------------
TOTAL -- GREECE
  (Cost $993,775)......................................                   1,255,626
                                                                       ------------
EMU -- (0.4%)
INVESTMENT IN CURRENCY -- (0.4%)
 *Euro Currency
   (Cost $1,190,598)...................................                   1,213,778
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo-Und Vereinsbank AG....................        1,478         47,113
 *Telekom Austria AG...................................       13,912        116,471
 Voest-Alpine Stahl AG.................................       10,065        280,279
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $433,344)......................................                     443,863
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $262,735).....................................      346,200        250,516
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $4,802).......................................                       4,715
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $267,538)......................................                     255,231
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (6.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets, Inc.,
   2.00%, 12/03/01 (Collateralized by U.S. Treasury
   Notes 5.875%, 11/15/04, valued at $18,075,510) to be
   repurchased at $17,810,968
   (Cost $17,808,000)..................................   $   17,808     17,808,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $322,204,599)++................................                $299,090,569
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $322,451,751.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                            TAX-MANAGED    TAX-MANAGED    TAX-MANAGED
                                          U.S. MARKETWIDE  U.S. EQUITY  U.S. SMALL CAP
                                          VALUE PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO
                                          ---------------  -----------  ---------------
ASSETS:
Investments at Value....................    $   574,423    $   81,546     $   839,969
Collateral for Securities Loaned........             --            --          41,059
Receivables:
  Dividends and Interest................             --            --             629
  Investment Securities Sold............             --            --             462
  Fund Shares Sold......................          1,471         1,831           2,271
Prepaid Expenses and Other Assets.......             19            36               9
                                            -----------    ----------     -----------
    Total Assets........................        575,913        83,413         884,399
                                            -----------    ----------     -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......             --            --          41,059
  Investment Securities Purchased.......            211         1,828           8,005
  Fund Shares Redeemed..................          1,260             3              99
Accrued Expenses and Other
  Liabilities...........................            156            32             463
                                            -----------    ----------     -----------
    Total Liabilities...................          1,627         1,863          49,626
                                            -----------    ----------     -----------
NET ASSETS..............................    $   574,286    $   81,550     $   834,773
                                            ===========    ==========     ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............     50,129,633     6,923,905      57,063,062
                                            ===========    ==========     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................    $     11.46    $    11.78     $     14.63
                                            ===========    ==========     ===========
Investments at Cost.....................    $   532,161    $   75,823     $   713,017
                                            ===========    ==========     ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                           TAX-MANAGED       TAX-MANAGED
                                          U.S. SMALL CAP  DFA INTERNATIONAL
                                            PORTFOLIO      VALUE PORTFOLIO
                                          --------------  -----------------
ASSETS:
Investments at Value....................   $   388,918       $   299,091
Collateral for Securities Loaned........        21,743            13,962
Cash....................................             1                16
Receivables:
  Dividends, Interest and Tax
    Reclaims............................           206               644
  Investment Securities Sold............           128                88
  Fund Shares Sold......................         1,084             2,456
Prepaid Expenses and Other Assets.......            21                31
                                           -----------       -----------
    Total Assets........................       412,101           316,288
                                           -----------       -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......        21,743            13,962
  Investment Securities Purchased.......         7,503            13,414
  Fund Shares Redeemed..................           263               260
Accrued Expenses and Other
  Liabilities...........................           211               212
                                           -----------       -----------
    Total Liabilities...................        29,720            27,848
                                           -----------       -----------
NET ASSETS..............................   $   382,381       $   288,440
                                           ===========       ===========
SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)..............    26,292,953        31,363,465
                                           ===========       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................   $     14.54       $      9.20
                                           ===========       ===========
Investments at Cost.....................   $   345,410       $   322,205
                                           ===========       ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                            TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                          U.S. MARKETWIDE   U.S. EQUITY   U.S. SMALL CAP
                                          VALUE PORTFOLIO  PORTFOLIO (1)  VALUE PORTFOLIO
                                          ---------------  -------------  ---------------
INVESTMENT INCOME
  Dividends.............................     $   5,837         $   42         $ 6,346
  Interest..............................           418             20             523
  Income from Securities Lending........            71              1             355
                                             ---------         ------         -------
      Total Investment Income...........         6,326             63           7,224
                                             ---------         ------         -------
EXPENSES
  Investment Advisory Services..........           894              4           3,288
  Administrative Fees...................           670             12              --
  Accounting & Transfer Agent Fees......           237              8             249
  Custodian Fees........................            42              1              63
  Legal Fees............................            10              1              10
  Audit Fees............................             7              8              48
  Filing Fees...........................            86             18              88
  Shareholders' Reports.................            28              1              21
  Directors Fees........................             9              1               7
  Other.................................             7             --               6
                                             ---------         ------         -------
      Total Expenses....................         1,990             54           3,780
Less: Expenses Waived...................            --            (34)             --
                                             ---------         ------         -------
Net Expenses............................         1,990             20           3,780
                                             ---------         ------         -------
  NET INVESTMENT INCOME (LOSS)..........         4,336             43           3,444
                                             ---------         ------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................       (19,690)          (191)          5,316
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities...............        25,777          5,724          87,588
                                             ---------         ------         -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES...............         6,087          5,533          92,904
                                             ---------         ------         -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $  10,423         $5,576         $96,348
                                             =========         ======         =======

--------------

(1) For the period September 25, 2001 (commencement of operations) to November 30, 2001.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                           TAX-MANAGED       TAX-MANAGED
                                          U.S. SMALL CAP  DFA INTERNATIONAL
                                            PORTFOLIO      VALUE PORTFOLIO
                                          --------------  -----------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $0 and $515,
    respectively).......................     $ 2,255          $  4,998
  Interest..............................         259               401
  Income from Securities Lending........         319               259
                                             -------          --------
      Total Investment Income...........       2,833             5,658
                                             -------          --------
EXPENSES
  Investment Advisory Services..........       1,444             1,061
  Accounting & Transfer Agent Fees......         112               268
  Custodian Fees........................          28               175
  Legal Fees............................           4                 3
  Audit Fees............................          21                15
  Filing Fees...........................          62                69
  Shareholders' Reports.................           3                11
  Directors Fees........................           3                 2
  Other.................................           6                10
                                             -------          --------
      Total Expenses....................       1,683             1,614
                                             -------          --------
  NET INVESTMENT INCOME (LOSS)..........       1,150             4,044
                                             -------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES AND
  FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (8,246)           (5,175)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............          --              (207)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................      34,410           (22,912)
    Translation of Foreign Currency
      Denominated Amounts...............          --                17
                                             -------          --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN CURRENCY.....      26,164           (28,277)
                                             -------          --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............     $27,314          $(24,233)
                                             =======          ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)


                                                                   TAX-MANAGED         TAX-MANAGED         TAX-MANAGED
                                                                 U.S. MARKETWIDE       U.S. EQUITY        U.S. SMALL CAP
                                                                 VALUE PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO
                                                              ---------------------   -------------   ----------------------
                                                                YEAR        YEAR        SEPT. 25,        YEAR        YEAR
                                                                ENDED       ENDED          TO           ENDED        ENDED
                                                              NOV. 30,    NOV. 30,      NOV. 30,       NOV. 30,    NOV. 30,
                                                                2001        2000          2001           2001        2000
                                                              ---------   ---------   -------------   ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................  $  4,336    $  3,346       $    43      $   3,444    $  3,329
  Net Realized Gain (Loss) on Investment Securities Sold....   (19,690)    (13,062)         (191)         5,316      (6,536)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................    25,777      18,132         5,724         87,588      25,377
                                                              --------    --------       -------      ---------    --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................    10,423       8,416         5,576         96,348      22,170
                                                              --------    --------       -------      ---------    --------
Distributions From:
  Net Investment Income.....................................    (5,273)     (2,721)           --         (3,420)     (1,377)
  Net Realized Gains........................................        --          --            --             --          --
  Tax Return of Capital.....................................    (1,260)         --            --             --          --
                                                              --------    --------       -------      ---------    --------
    Total Distributions.....................................    (6,533)     (2,721)           --         (3,420)     (1,377)
                                                              --------    --------       -------      ---------    --------
Capital Share Transactions (1):
  Shares Issued.............................................   395,469     188,565        76,219        415,656     198,587
  Shares Issued in Lieu of Cash Distributions...............     6,411       2,604            --          3,334       1,310
  Shares Redeemed...........................................   (90,941)    (36,986)         (245)      (112,874)    (51,696)
                                                              --------    --------       -------      ---------    --------
  Net Increase (Decrease) From Capital Shares
    Transactions............................................   310,939     154,183        75,974        306,116     148,201
                                                              --------    --------       -------      ---------    --------
    Total Increase (Decrease)...............................   314,829     159,878        81,550        399,044     168,994
NET ASSETS
  Beginning of Period.......................................   259,457      99,579            --        435,729     266,735
                                                              --------    --------       -------      ---------    --------
  End of Period.............................................  $574,286    $259,457       $81,550      $ 834,773    $435,729
                                                              ========    ========       =======      =========    ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................    33,479      18,040         6,946         29,028      16,377
   Shares Issued in Lieu of Cash Distributions..............       526         246            --            270         118
   Shares Redeemed..........................................    (7,956)     (3,561)          (22)        (8,295)     (4,272)
                                                              --------    --------       -------      ---------    --------
                                                                26,049      14,725         6,924         21,003      12,223
                                                              ========    ========       =======      =========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)


                                                                   TAX-MANAGED             TAX-MANAGED
                                                                 U.S. SMALL CAP         DFA INTERNATIONAL
                                                                    PORTFOLIO            VALUE PORTFOLIO
                                                              ---------------------   ---------------------
                                                                YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED
                                                              NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                                2001        2000        2001        2000
                                                              ---------   ---------   ---------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................  $  1,150    $    599    $  4,044    $  1,449
  Net Realized Gain (Loss) on Investment Securities Sold....    (8,246)     (5,648)     (5,175)     (1,059)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions............................................        --          --        (207)       (128)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............    34,410       1,337     (22,912)       (326)
    Translation of Foreign Currency Denominated Amounts.....        --          --          17         (72)
                                                              --------    --------    --------    --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................    27,314      (3,712)    (24,233)       (136)
                                                              --------    --------    --------    --------
Distributions From:
  Net Investment Income.....................................      (690)       (187)     (1,421)       (179)
  Net Realized Gains........................................        --          --          --          --
                                                              --------    --------    --------    --------
    Total Distributions.....................................      (690)       (187)     (1,421)       (179)
                                                              --------    --------    --------    --------
Capital Share Transactions (1):
  Shares Issued.............................................   250,563     117,059     277,523      83,762
  Shares Issued in Lieu of Cash Distributions...............       685         181       1,421         179
  Shares Redeemed...........................................   (59,230)    (16,876)    (76,200)    (11,518)
                                                              --------    --------    --------    --------
  Net Increase (Decrease) From Capital Shares
    Transactions............................................   192,018     100,364     202,744      72,423
                                                              --------    --------    --------    --------
    Total Increase (Decrease)...............................   218,642      96,465     177,090      72,108
NET ASSETS
  Beginning of Period.......................................   163,739      67,274     111,350      39,242
                                                              --------    --------    --------    --------
  End of Period.............................................  $382,381    $163,739    $288,440    $111,350
                                                              ========    ========    ========    ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued............................................    17,976       8,293      28,518       8,203
   Shares Issued in Lieu of Cash Distributions..............        52          14         138          17
   Shares Redeemed..........................................    (4,374)     (1,185)     (8,213)     (1,133)
                                                              --------    --------    --------    --------
                                                                13,654       7,122      20,443       7,087
                                                              ========    ========    ========    ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      TAX-MANAGED                            TAX-MANAGED
                                            U.S. MARKETWIDE VALUE PORTFOLIO             U.S. EQUITY PORTFOLIO
                                     ---------------------------------------------      ---------------------
                                         YEAR            YEAR          DEC. 14,               SEPT. 25,
                                         ENDED           ENDED          1998 TO                  TO
                                       NOV. 30,        NOV. 30,        NOV. 30,               NOV. 30,
                                         2001            2000            1999                   2001
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period...........................  $  10.77        $  10.64        $  10.00                  $ 10.00
                                     --------        --------        --------                  -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.12            0.17            0.10                     0.01
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.77            0.12            0.61                     1.77
                                     --------        --------        --------                  -------
    Total From Investment
      Operations...................      0.89            0.29            0.71                     1.78
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.16)          (0.16)          (0.07)                      --
  Net Realized Gains...............     --              --              --                          --
  Tax Return of Capital............     (0.04)          --              --                          --
                                     --------        --------        --------                  -------
    Total Distributions............     (0.20)          (0.16)          (0.07)                      --
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $  11.46        $  10.77        $  10.64                  $ 11.78
=============================================================================================================
Total Return.......................      8.17%           2.80%           7.02%#                  17.80%#
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $574,286        $259,457        $99,579                   $81,550
Ratio of Expenses to Average Net
  Assets...........................      0.44%(1)        0.50%(1)        0.69%*(1)                0.25%*(1)
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........      0.44%(1)        0.50%(1)        0.69%*(1)                0.71%*(1)
Ratio of Net Investment Income to
  Average Net Assets...............      0.97%           1.75%           1.27%*                   0.57%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      0.97%           1.75%           1.27%*                   0.11%*
Portfolio Turnover Rate............    N/A             N/A             N/A                         N/A
Portfolio Turnover Rate of Master
  Fund Series......................     11   %          39   %          10   %                       4%*
-------------------------------------------------------------------------------------------------------------

                                                 TAX-MANAGED
                                       U.S. SMALL CAP VALUE PORTFOLIO
                                     -----------------------------------
                                       YEAR         YEAR       DEC. 11,
                                       ENDED        ENDED       1998 TO
                                     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999
-----------------------------------
Net Asset Value, Beginning of
  Period...........................  $  12.08     $  11.19     $  10.00
                                     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.06         0.09         0.05
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      2.58         0.86         1.14
                                     --------     --------     --------
    Total From Investment
      Operations...................      2.64         0.95         1.19
-----------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.09)       (0.06)          --
  Net Realized Gains...............        --           --           --
  Tax Return of Capital............        --           --           --
                                     --------     --------     --------
    Total Distributions............     (0.09)       (0.06)          --
-----------------------------------
Net Asset Value, End of Period.....  $  14.63     $  12.08     $  11.19
===================================
Total Return.......................     22.01%        8.50%       11.90%#
-----------------------------------
Net Assets, End of Period
  (thousands)......................  $834,773     $435,729     $266,735
Ratio of Expenses to Average Net
  Assets...........................      0.57%        0.60%        0.64%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)..........      0.57%        0.60%        0.64%*
Ratio of Net Investment Income to
  Average Net Assets...............      0.53%        0.88%        0.66%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      0.53%        0.88%        0.66%*
Portfolio Turnover Rate............        12%          50%          15%*
Portfolio Turnover Rate of Master
  Fund Series......................       N/A+         N/A+         N/A+
-----------------------------------

           *  Annualized
           #  Non-annualized
         (1) Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.
         N/A  Refer to the respective Master Fund Series.
        N/A+ Not applicable, as these portfolios are stand-alone registered investment companies.

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                TAX-MANAGED U.S.                         TAX-MANAGED DFA
                                                               SMALL CAP PORTFOLIO                INTERNATIONAL VALUE PORTFOLIO
                                                        ---------------------------------       ---------------------------------
                                                          YEAR        YEAR      DEC. 15,          YEAR        YEAR      APR. 16,
                                                          ENDED       ENDED      1998 TO          ENDED       ENDED      1998 TO
                                                        NOV. 30,    NOV. 30,    NOV. 30,        NOV. 30,    NOV. 30,    NOV. 30,
                                                          2001        2000        1999            2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..................  $  12.95    $  12.19     $ 10.00        $  10.20    $  10.24     $ 10.00
                                                        --------    --------     -------        --------    --------     -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)........................      0.05        0.05        0.02            0.11        0.13        0.03
  Net Gains (Losses) on Securities (Realized and
    Unrealized).......................................      1.59        0.74        2.17           (1.00)      (0.12)       0.21
                                                        --------    --------     -------        --------    --------     -------
    Total From Investment Operations..................      1.64        0.79        2.19           (0.89)       0.01        0.24
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............................     (0.05)      (0.03)         --           (0.11)      (0.05)         --
  Net Realized Gains..................................        --          --          --              --          --          --
                                                        --------    --------     -------        --------    --------     -------
    Total Distributions...............................     (0.05)      (0.03)         --           (0.11)      (0.05)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........................  $  14.54    $  12.95     $ 12.19        $   9.20    $  10.20     $ 10.24
=================================================================================================================================
Total Return..........................................     12.69%       6.50%      21.90%#         (8.83)%      0.04%       2.40%#
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).................  $382,381    $163,739     $67,274        $288,440    $111,350     $39,242
Ratio of Expenses to Average Net Assets...............      0.58%       0.61%       0.78%*          0.76%       0.81%       1.56%*
Ratio of Net Investment Income to Average Net
  Assets..............................................      0.40%       0.45%       0.37%*          1.91%       1.86%       0.83%*
Portfolio Turnover Rate...............................        12%         54%          9%*             4%          6%          0%*
---------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized

                 See accompanying Notes to Financial Statements

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-nine portfolios, five of which (the "Portfolios") are included in this report. Of the remaining portfolios, thirty are presented in separate reports and four have not commenced operations.

    Effective April 1, 2001, the Tax-Managed U.S. 5-10 Value Portfolio changed its name to the Tax-Managed U.S. Small Cap Value Portfolio and the Tax-Managed U.S. 6-10 Small Company Portfolio changed its name to the Tax-Managed U.S. Small Cap Portfolio.

    The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invests all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series"), respectively, each a corresponding Series' of the DFA Investment Trust Company. At November 30, 2001, the Feeder Funds owned 83% and 100%, respectively, of the outstanding shares of their respective Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    For the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the investment reflects their proportionate interest in the net assets of their respective Series.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions of The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains, as applicable. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The Feeder Funds accrue, on a daily basis, their respective share of income, net of expenses on their investment in their respective Series, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among their investors at the time of such determination.

    The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended
November 30, 2001, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Tax-Managed U.S. Small Cap Value Portfolio..................  0.50 of 1%
Tax Managed U.S. Small Cap Portfolio........................  0.50 of 1%
Tax Managed DFA International Value Portfolio...............  0.50 of 1%

    For the year ended November 30, 2001, the Feeder Funds accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Portfolios made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASES    SALES
                                                              ---------   --------
Tax-Managed U.S. Small Cap Value Portfolio..................  $385,641    $79,132
Tax-Managed U.S. Small Cap Portfolio........................   224,338     33,903
Tax-Managed DFA International Value Portfolio...............   201,801      7,957

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ---------
Tax-Managed U.S. Marketwide Value Portfolio................      $ 87,858           $(46,272)      $ 41,586
Tax-Managed U.S. Equity Portfolio..........................         6,308               (629)         5,679
Tax-Managed U.S. Small Cap Value Portfolio.................       203,416            (77,681)       125,735
Tax-Managed U.S. Small Cap Portfolio.......................        79,538            (36,560)        42,978
Tax-Managed DFA International Value Portfolio..............        14,117            (37,478)       (23,361)

    At November 30, 2001, the Portfolios had capital loss carryforwards for federal income tax purposes as follows (amounts in thousands):

                                                                       EXPIRES ON NOVEMBER 30,
                                                              -----------------------------------------
                                                                2007       2008       2009      TOTAL
                                                              --------   --------   --------   --------
Tax-Managed U.S. Marketwide Value Portfolio.................   $  703    $12,271    $19,886    $32,860
Tax-Managed U.S. Equity Portfolio...........................       --         --        146        146
Tax-Managed U.S. Small Cap Value Portfolio..................       --      1,319         --      1,319
Tax-Managed U.S. Small Cap Portfolio........................      500      5,106      8,279     13,885
Tax-Managed DFA International Value Portfolio...............        1        843      5,202      6,046

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. Borrowings under the line of credit with the domestic custodian bank during the year ended November 30, 2001 were as follows:

                                                                                                     MAXIMUM
                                           WEIGHTED        WEIGHTED      NUMBER OF    INTEREST       AMOUNT
                                            AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                         INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                         -------------   ------------   -----------   --------   ---------------
Tax-Managed U.S. Small Cap Value
  Portfolio............................      3.25%        $1,375,000         2         $  248      $2,046,000
Tax-Managed U.S. Small Cap Portfolio...      7.25%         4,584,000         3          2,770      $4,584,000

There were no outstanding borrowings under the line of credit with the domestic custodian bank at November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides Tax-Managed DFA International Value Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the year ended November 30, 2001.

H. COMPONENTS OF NET ASSETS:

    At November 30, 2001 net assets consisted of (amounts in thousands):

                                                                TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                                              U.S. MARKETWIDE   U.S. EQUITY   U.S. SMALL CAP
                                                              VALUE PORTFOLIO    PORTFOLIO    VALUE PORTFOLIO
                                                              ---------------   -----------   ---------------
Paid-In Capital.............................................      $565,551       $ 75,974        $707,190
Accumulated Net Investment Income (Loss)....................             9             43           3,172
Accumulated Net Realized Gain (Loss)........................       (33,536)          (191)         (2,541)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        42,262          5,724         126,952
                                                                  --------       --------        --------
Total Net Assets............................................      $574,286       $ 81,550        $834,773
                                                                  ========       ========        ========

                                                                                TAX-MANAGED
                                                                                    DFA
                                                               TAX-MANAGED     INTERNATIONAL
                                                              U.S. SMALL CAP       VALUE
                                                                PORTFOLIO        PORTFOLIO
                                                              --------------   -------------
Paid-In Capital.............................................     $352,278         $314,159
Accumulated Net Investment Income (Loss)....................        1,010            3,875
Accumulated Net Realized Gain (Loss)........................      (14,415)          (6,235)
Accumulated Net Realized Foreign Exchange Gain (Loss).......           --             (207)
Unrealized Appreciation (Depreciation) of Investment
  Securities and Foreign Currency...........................       43,508          (23,114)
Unrealized Net Foreign Exchange Gain (Loss).................           --              (38)
                                                                 --------         --------
Total Net Assets............................................     $382,381         $288,440
                                                                 ========         ========

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities of the loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase, UBS Warburg and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and the value of collateral on overnight repurchase agreements at November 30, 2001, was as follows:

                                                                                               COLLATERAL ON
                                                  MARKET VALUE OF      VALUE OF COLLATERAL      REPURCHASE
                                                 SECURITIES ON LOAN    AND INDEMNIFICATION      AGREEMENTS
                                                 ------------------   ----------------------   -------------
Tax-Managed U.S. Small Cap Value Portfolio.....     $33,614,347            $41,058,546          $41,902,342
Tax-Managed U.S. Small Cap Portfolio...........      18,002,279             21,742,990           22,189,831
Tax-Managed DFA International Value
  Portfolio....................................      12,754,241             13,962,486           13,624,060

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio (previously The Tax-Managed U.S. 5-10 Value Portfolio), Tax-Managed U.S. Small Cap Portfolio (previously The Tax-Managed U.S. 6-10 Small Company Portfolio) and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodians and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
JANUARY 1999-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         TAX-MANAGED U.S. MARKETWIDE VALUE SERIES  RUSSELL 3000 VALUE INDEX
                                          $10,000                   $10,000
Jan. 99                                   $10,068                   $10,056
Feb. 99                                    $9,710                    $9,872
Mar. 99                                   $10,059                   $10,056
Apr. 99                                   $11,262                   $10,994
May 99                                    $11,437                   $10,905
Jun. 99                                   $11,718                   $11,228
Jul. 99                                   $11,272                   $10,903
Aug. 99                                   $10,884                   $10,500
Sep. 99                                   $10,321                   $10,144
Oct. 99                                   $10,486                   $10,670
Nov. 99                                   $10,428                   $10,595
Dec. 99                                   $10,592                   $10,664
Jan. 00                                    $9,981                   $10,321
Feb. 00                                    $9,283                    $9,648
Mar. 00                                   $10,379                   $10,739
Apr. 00                                   $10,651                   $10,626
May 00                                    $10,535                   $10,720
Jun. 00                                    $9,885                   $10,284
Jul. 00                                   $10,379                   $10,427
Aug. 00                                   $11,009                   $10,999
Sep. 00                                   $10,892                   $11,089
Oct. 00                                   $11,212                   $11,341
Nov. 00                                   $10,747                   $10,932
Dec. 00                                   $11,776                   $11,519
Jan. 01                                   $12,629                   $11,581
Feb. 01                                   $12,474                   $11,280
Mar. 01                                   $12,096                   $10,896
Apr. 01                                   $12,833                   $11,428
May 01                                    $13,133                   $11,687
Jun. 01                                   $12,987                   $11,479
Jul. 01                                   $12,813                   $11,439
Aug. 01                                   $12,057                   $11,009
Sep. 01                                   $10,573                   $10,203
Oct. 01                                   $10,631                   $10,139
Nov. 01                                   $11,640                   $10,738

         ANNUALIZED               ONE         FROM
         TOTAL RETURN (%)         YEAR    JANUARY 1999
         ---------------------------------------------
                                  8.31        5.34

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $19 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.0 OF PUBLICLY TRADED U.S. COMPANIES. THE SERIES ALSO SEEKS TO MINIMIZE THE IMPACT OF FEDERAL TAXES ON RETURNS BY DEFERING NET CAPITAL GAINS AND MINIMIZING DIVIDEND INCOME.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.9%)
 *3COM Corp............................................      136,000   $    608,600
 *3TEC Energy Corp.....................................        5,100         73,924
 AAR Corp..............................................       24,200        197,230
 *Acceptance Insurance Companies, Inc..................        1,000          5,230
 *#ACT Manufacturing, Inc..............................        1,200          1,560
 *ADC Telecommunications, Inc..........................      111,100        493,839
 *ADE Corp.............................................        2,600         26,065
 *#Adelphia Communications Corp. Class A...............      110,700      2,779,123
 *#Adept Technology, Inc...............................        3,200         12,896
 *Advanced Micro Devices, Inc..........................      217,000      2,942,520
 Advanta Corp. Class A.................................       16,900        153,452
 Advanta Corp. Class B Non-Voting......................       21,600        173,664
 *Aehr Test Systems....................................          500          1,937
 *AES Corp.............................................      206,500      3,411,380
 Aetna, Inc............................................       91,900      2,864,523
 *AG Services America, Inc.............................          400          4,120
 Agco Corp.............................................       47,700        665,415
 *Air Methods Corp.....................................          600          3,135
 Airborne, Inc.........................................       16,000        214,880
 *Airgas, Inc..........................................       63,800        963,380
 *Airnet Systems, Inc..................................          700          4,340
 AK Steel Holding Corp.................................       96,860      1,026,716
 *#Akamai Technologies, Inc............................       26,400        152,460
 *Alaska Air Group, Inc................................       23,800        681,870
 *Albany International Corp. Class A...................       17,000        344,080
 Albemarle Corp........................................        3,900         86,853
 #Albertson's, Inc.....................................        9,000        302,040
 Alcoa, Inc............................................       20,352        785,587
 Alexander & Baldwin, Inc..............................       28,500        685,852
 *Alexion Pharmaceuticals, Inc.........................        5,900        125,286
 Alfa Corp.............................................        1,800         39,213
 *All American Semiconductor, Inc......................          300          1,015
 *Allegheny Corp.......................................        2,136        407,463
 *Allegiance Telecom, Inc..............................       46,300        370,631
 *Allen Telecom, Inc...................................       10,700         94,695
 *Alliance Semiconductor Corp..........................       37,200        399,156
 Alliant Energy Corp...................................       12,700        356,870
 *Allied Healthcare Products, Inc......................          400          1,410
 Allmerica Financial Corp..............................       41,700      1,788,513
 *Allou Health & Beauty Care, Inc. Class A.............        1,000          5,950
 *Allsctipts Healthcare Solutions, Inc.................        8,300         26,394
 Allstate Corp.........................................      213,700      7,317,088
 *Alltrista Corp.......................................          500          7,950
 *Alpha Technologies Group, Inc........................        1,300          6,532
 #Alpharma, Inc. Class A...............................        4,500        107,910
 Ambassadors, Inc......................................          700         13,265
 Amerada Hess Corp.....................................       25,900      1,504,790
 *Amerco, Inc..........................................       19,600        352,898
 *America Services Group, Inc..........................          400          2,390
 *America West Holdings Corp. Class B..................       16,700         43,420
 *American Dental Partners, Inc........................          500          3,555
 American Financial Group, Inc.........................       35,700        877,506
                                                            SHARES           VALUE+
                                                            ------           ------
 American Greetings Corp. Class A......................       13,100   $    170,955
 *American Medical Security Group, Inc.................        1,000         10,200
 American National Insurance Co........................       23,800      1,883,651
 *American Pacific Corp................................          500          3,592
 *American Power Conversion Corp.......................        3,000         41,295
 *American Retirement Corp.............................       11,000         20,460
 *American Superconductor Corp.........................        7,800        106,626
 *American Technical Ceramics Corp.....................        1,500         14,850
 *American Tower Corp..................................       94,200        828,960
 *American West Bancorporation.........................          500          5,730
 *Americredit Corp.....................................        2,700         62,370
 *Ameripath, Inc.......................................        9,700        279,408
 AmerisourceBergen Corp................................       24,272      1,443,941
 AmerUs Group Co.......................................       10,000        347,900
 *Amkor Technology, Inc................................        3,000         46,620
 *AMR Corp.............................................      135,600      2,896,416
 *Amrep Corp...........................................          500          2,675
 AmSouth Bancorporation................................        2,500         45,800
 *Amtran, Inc..........................................        3,400         40,392
 Anadarko Petroleum Corp...............................      156,634      8,129,305
 *Ann Taylor Stores Corp...............................       17,500        477,225
 *AnswerThink Consulting Group, Inc....................       14,700         90,993
 *#AOL Time Warner, Inc................................      724,700     25,292,030
 *#APA Optics, Inc.....................................        2,200          6,028
 Apache Corp...........................................       76,600      3,522,834
 *Apple Computer, Inc..................................       51,000      1,086,045
 *Applica, Inc.........................................        8,200         65,190
 *Applied Extrusion Technologies, Inc..................        2,900         21,982
 Applied Industrial Technologies, Inc..................        5,600        102,536
 *#Applied Micro Circuits Corp.........................      208,400      2,839,450
 *Arch Capital Group, Ltd..............................        9,000        213,525
 Arch Chemicals, Inc...................................       20,300        442,540
 Arch Coal, Inc........................................       18,995        379,710
 Archer-Daniels Midland Co.............................      425,565      6,549,445
 *Arena Pharmaceuticals, Inc...........................       10,500        116,392
 Argonaut Group, Inc...................................       19,800        343,134
 *Arguss Holdings, Inc.................................        3,200          9,536
 *#Ariba, Inc..........................................      176,500        756,302
 Arnold Industries, Inc................................        8,900        193,441
 *Arqule, Inc..........................................        7,800        100,113
 *Arris Group, Inc.....................................        2,300         18,687
 *Arrow Electronics, Inc...............................       44,700      1,230,144
 *Art Technology Group, Inc............................       10,100         31,966
 *Artesyn Technologies, Inc............................       12,400         98,580
 Arvinmeritor, Inc.....................................        7,100        128,155
 *Ascential Software Corp..............................       25,000        103,625
 Ashland, Inc..........................................       33,300      1,420,245
 *Ashworth, Inc........................................        2,500         12,487
 *Aspect Communications Corp...........................       13,000         41,600
 *Astec Industries, Inc................................        6,300         87,664
 Astoria Financial Corp................................        2,700        134,298
 *#Asyst Technologies, Inc.............................       12,900        144,157
 AT&T Corp.............................................      954,900     16,701,201
 *AT&T Wireless Services, Inc..........................      246,466      3,443,130
 Atlanta Sosnoff Capital Corp..........................          600          6,000
 *Atlas Air, Inc.......................................       12,400        193,068

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Atmel Corp...........................................       68,000   $    560,660
 *Atrion Corp..........................................          200          6,826
 *ATS Medical, Inc.....................................        4,800         20,688
 *Audiovox Corp. Class A...............................       23,400        169,650
 *Ault, Inc............................................          300          1,174
 *Aurora Foods, Inc....................................       40,200        211,050
 *Auspex Systems, Inc..................................        2,900          4,147
 *AutoNation, Inc......................................      324,600      3,590,076
 *Avanex Corp..........................................       18,700        135,481
 *Avatar Holdings, Inc.................................        1,700         40,111
 *Aviall, Inc..........................................        4,000         20,880
 *Avid Technology, Inc.................................        7,700         81,119
 *#Avigen, Inc.........................................        7,600         75,544
 Avnet, Inc............................................        2,779         66,001
 *Avocent Corp.........................................       15,400        366,751
 AVX Corp..............................................        1,000         20,800
 *Aware, Inc...........................................        4,300         21,672
 *Axsys Technologies, Inc..............................          300          2,665
 *Aztar Corp...........................................       31,900        505,615
 Baldwin & Lyons, Inc. Class B.........................        1,200         29,634
 *Bally Total Fitness Holding Corp.....................       10,000        212,400
 Bancwest Corp.........................................       34,000      1,181,840
 Bandag, Inc...........................................        4,500        139,500
 Bandag, Inc. Class A..................................        3,800        101,840
 Bank of America Corp..................................       14,000        859,320
 #Bank One Corp........................................       11,400        426,816
 *Bank United Financial Corp. Class A..................        9,000        126,720
 Banknorth Group, Inc..................................        3,000         65,115
 Banner Corp...........................................        1,000         16,040
 Banta Corp............................................       13,000        374,140
 *Barry (R.G.) Corp....................................          700          3,409
 *Bay View Capital Corp................................       27,300        199,017
 *Baycorp Holdings, Ltd................................          600          5,520
 Bear Stearns Companies, Inc...........................       49,622      2,853,265
 *Beazer Homes USA, Inc................................        3,000        201,000
 *Bell Microproducts, Inc..............................        3,000         33,195
 Belo (A.H.) Corp. Class A.............................       69,100      1,235,508
 *Benchmark Electronics, Inc...........................        8,400        160,608
 Berkley (W.R.) Corp...................................       10,500        561,750
 *Beta Oil & Gas, Inc..................................          600          2,751
 *#Bethlehem Steel Corp................................       40,100         14,837
 *Beverly Enterprises..................................       87,100        792,610
 Big Lots, Inc.........................................       84,200        791,480
 *Biocryst Pharmaceuticals, Inc........................        3,800         14,155
 *Bio-Logic Systems Corp...............................          300          1,696
 *Bio-Rad Laboratories, Inc. Class A...................        2,000        126,200
 *Black Hawk Gaming & Development, Inc.................          300          2,997
 *Blonder Tongue Laboratories, Inc.....................          500          1,650
 *#Blue Rhino Corp.....................................          200          1,015
 *Bluegreen Corp.......................................        1,600          3,296
 BMC Industries, Inc...................................        3,900         11,115
 Bob Evans Farms, Inc..................................       19,600        432,082
 *Boca Resorts, Inc....................................       32,700        394,689
 *Bogen Communications International, Inc..............          700          2,023
 Boise Cascade Corp....................................       51,600      1,653,264
 *Bombay Co., Inc......................................        7,100         18,105
 *Bon-Ton Stores, Inc..................................          900          2,610
 *Books-a-Million, Inc.................................        4,000         13,540
 *Borders Group, Inc...................................        2,000         38,500
 Borg Warner Automotive, Inc...........................       23,100      1,062,600
                                                            SHARES           VALUE+
                                                            ------           ------
 *Borland Software Corp................................        9,700   $    140,068
 *#Boston Biomedical, Inc..............................          400          1,184
 *#Bottomline Technologies, Inc........................        2,600         18,811
 Bowater, Inc..........................................       22,900      1,101,261
 Bowne & Co., Inc......................................       29,300        380,021
 *Boyd Gaming Corp.....................................       42,300        221,229
 *Brass Eagle, Inc.....................................          500          2,285
 *Braun Consulting, Inc................................        4,500         18,697
 *Brigham Exploration Co...............................        1,100          2,717
 *Brightpoint, Inc.....................................       21,200         68,158
 *#Broadvision, Inc....................................       95,000        285,475
 *Broadwing, Inc.......................................       88,400        841,568
 Brookline Bancorp, Inc................................       11,500        175,662
 *#Brooks Automation, Inc..............................       12,100        444,735
 *Brookstone, Inc......................................          600          6,675
 *Brooktrout Technology, Inc...........................        2,300         13,696
 *Brown (Tom), Inc.....................................       14,400        336,600
 Brown Shoe Company, Inc...............................        8,900        130,830
 Brunswick Corp........................................       51,400      1,012,580
 Brush Wellman, Inc....................................        4,500         52,200
 *BTU International, Inc...............................          500          1,735
 *Buckeye Technology, Inc..............................       10,700        104,218
 *Building Materials Holding Corp......................          900          9,846
 Burlington Coat Factory Warehouse Corp................       21,100        352,370
 Burlington Northern Santa Fe Corp.....................      311,900      9,141,789
 *Butler International, Inc............................          700          1,417
 *BWAY Corp............................................          600          5,064
 Cabot Corp............................................          500         18,155
 Cabot Oil & Gas Corp. Class A.........................        1,700         37,553
 *Cache, Inc...........................................          700          2,355
 Calgon Carbon Corp....................................       27,600        242,604
 *California Coastal Communities, Inc..................          700          3,080
 *Callon Petroleum Co..................................        2,500         14,750
 *Canaan Energy Corp...................................          400          3,548
 *Candela Laser Corp...................................          800          3,104
 *Capital Pacific Holdings, Inc........................        1,100          4,180
 *Capital Trust, Inc...................................        1,400          6,902
 *Captaris, Inc........................................        7,400         21,867
 Caraustar Industries, Inc.............................       23,600        159,890
 Carpenter Technology Corp.............................       19,800        509,058
 *Carreker-Antinori, Inc...............................        4,800         31,896
 *Carriage Services, Inc. Class A......................        1,100          5,258
 *Carrier Access Corp..................................        5,000         15,675
 *Carrizo Oil & Gas, Inc...............................        1,000          4,445
 *Casella Waste Systems, Inc. Class A..................        5,100         64,362
 Casey's General Stores, Inc...........................       23,600        328,748
 Cash America International, Inc.......................        6,700         61,305
 #Caterpillar, Inc.....................................        1,600         75,872
 Cato Corp. Class A....................................          400          7,406
 *Cavalier Homes, Inc..................................        3,800          9,462
 CBRL Group, Inc.......................................       60,100      1,552,683
 *C-COR Electronics, Inc...............................       10,500        101,167
 *CDI Corp.............................................        6,200        108,748
 *Celadon Group, Inc...................................          500          2,800
 *Celeritek, Inc.......................................        2,900         37,671
 *#Cell Genesys, Inc...................................        1,400         31,997
 *#Cendant Corp........................................       78,679      1,340,690
 Centex Corp...........................................       60,500      2,733,995
 *Central Garden & Pet Co..............................        5,800         48,169
 Central Parking Corp..................................       11,000        193,050
 *Century Business Services, Inc.......................       30,700         51,883

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
                                                            SHARES           VALUE+
                                                            ------           ------
 CenturyTel, Inc.......................................        3,100   $    104,780
 *Ceres Group, Inc.....................................        1,300          4,179
 *#CGI Group, Inc......................................        3,332         24,957
 *Chalone Wine Group, Ltd..............................          700          6,818
 *#Champion Enterprises, Inc...........................       38,800        468,316
 *Channell Commercial Corp.............................          700          2,324
 *Charming Shoppes, Inc................................       41,200        205,794
 *Chart Industries, Inc................................        1,000          2,200
 *Chase Industries, Inc................................          700          6,405
 *Check Technology Corp................................          400          1,890
 *#Checkers Drive-In Restaurant, Inc...................        1,900         11,020
 *CheckFree Corp.......................................       44,100        745,510
 *Checkpoint System, Inc...............................       24,200        255,794
 Chemed Corp...........................................        1,200         37,200
 Chemfirst, Inc........................................        6,300        148,302
 Chesapeake Corp.......................................       10,000        287,800
 *#Chiquita Brands International, Inc..................       20,100         14,874
 *Chromcraft Revington, Inc............................          700          6,895
 Chubb Corp............................................        2,000        140,120
 *Ciber, Inc...........................................       11,300         86,558
 CICOR International, Inc..............................        1,150         19,849
 *CIENA Corp...........................................      140,300      2,489,623
 Cincinnati Financial Corp.............................      136,900      5,280,233
 *Ciprico, Inc.........................................          400          2,090
 *Circuit City Stores, Inc. (Carmax Group).............        5,700        113,715
 Circuit City Stores, Inc. (Circuit City Group)........       82,600      1,449,630
 Citizens Banking Corp.................................        1,000         32,080
 *City Holding Co......................................        4,000         46,540
 *Civic Bancorp........................................          400          7,818
 *CKE Restaurants, Inc.................................       18,400        156,032
 *Clarent Corp.........................................       27,600        147,522
 *Clarus Corp..........................................        3,700         14,633
 *Clean Harbors, Inc...................................        2,200          7,326
 *Clear Channel Communications, Inc....................      360,600     16,850,838
 Cleveland Cliffs, Inc.................................        6,200        104,842
 *CMG Information Services, Inc........................       45,000         93,825
 *CNA Financial Corp...................................      158,700      4,443,600
 CNA Surety Corp.......................................        1,000         14,760
 *CNET Networks, Inc...................................      100,900        755,236
 Coachmen Industries, Inc..............................        6,400         64,960
 *Cobra Electronic Corp................................        1,200          7,908
 Coca-Cola Enterprises, Inc............................      356,500      6,220,925
 *Coherent, Inc........................................       11,400        348,555
 *Colorado Medtech, Inc................................        2,600          8,619
 *Columbia Banking System, Inc.........................          900         12,415
 Columbus McKinnon Corp................................       11,300         85,823
 *Comcast Corp. Class A................................        1,000         37,815
 *Comcast Corp. Class A Special........................        3,000        114,165
 *Comdicso, Inc........................................       45,700         16,909
 *Comfort Systems USA, Inc.............................        8,900         30,260
 Commerce Bancshares, Inc..............................        1,470         55,522
 Commerce Group, Inc...................................        8,000        301,200
 *#Commerce One, Inc...................................      115,000        361,100
 Commercial Federal Corp...............................       33,800        859,872
 Commercial Metals Co..................................        9,300        306,900
 *Community West Bancshares............................          400          2,440
 Compass Bancshares, Inc...............................        2,700         72,967
 *Compucom Systems, Inc................................        8,900         18,200
 *CompuCredit Corp.....................................       17,100        144,580
                                                            SHARES           VALUE+
                                                            ------           ------
 Computer Associates International, Inc................        3,000   $     99,810
 *Computer Horizons Corp...............................        7,000         21,595
 *Computer Task Group, Inc.............................        4,600         13,984
 *Comshare, Inc........................................          700          2,166
 *Comstock Resources, Inc..............................       11,200         74,032
 *Comtech Telecommunications Corp......................        1,800         21,789
 *Concord Camera Corp..................................        6,000         28,200
 *Conmed Corp..........................................       14,250        256,072
 *#Conseco, Inc........................................      257,000      1,087,110
 *Consolidated Freightways Corp........................        4,800         19,224
 *Consolidated Graphics, Inc...........................        5,700        103,512
 *#Continental Airlines, Inc...........................       26,500        608,970
 *Continental Materials Corp...........................          100          1,960
 *Convera Corp.........................................        7,700         22,715
 Cooper Industries, Inc................................        2,000         81,700
 Cooper Tire & Rubber Co...............................       43,900        650,598
 *CoorsTek, Inc........................................        1,450         42,695
 Corn Products International, Inc......................       31,700      1,031,835
 *Cornell Corrections, Inc.............................        2,200         35,310
 *Correctional Services Corp...........................          700          1,442
 *Corrections Corporation of America...................        9,600        151,680
 *Corrpro Companies, Inc...............................          600          1,242
 Corus Bankshares, Inc.................................        6,700        280,763
 *Corvas International, Inc............................        1,900         12,559
 Countrywide Credit Industries, Inc....................       80,600      3,423,888
 *Covanta Energy Corp..................................       35,000        376,250
 *Covenant Transport, Inc. Class A.....................       15,100        200,830
 *Coventry Health Care, Inc............................       22,200        465,756
 *Cox Communications, Inc..............................       87,100      3,392,545
 *Credence Systems Corp................................       38,600        640,181
 *Credit Acceptance Corp...............................       35,400        317,892
 *Crestline Capital Corp...............................       14,600        429,240
 Crompton Corp.........................................       17,400        139,200
 *Cross (A.T.) Co. Class A.............................        1,100          5,830
 Crossman Communities, Inc.............................          800         22,184
 *Crown Castle International Corp......................      101,500      1,105,335
 *Crown Cork & Seal Co., Inc...........................       24,700         24,947
 *CSS Industries, Inc..................................        1,700         48,093
 CSX Corp..............................................      191,300      7,154,620
 Cubic Corp............................................       10,500        398,895
 Culp, Inc.............................................          800          3,000
 Cummins Engine Co., Inc...............................       51,900      1,881,894
 *Cumulus Media, Inc. Class A..........................       15,600        194,298
 *Curtiss-Wright Corp-Cl B W/I.........................          636         25,460
 *#Cutter & Buck, Inc..................................        2,500         10,812
 *Cyberoptics Corp.....................................          700          7,458
 *Daisytek International Corp..........................        5,900         74,428
 Dana Corp.............................................       56,500        774,050
 *Danielson Holding Corp...............................        1,400          5,166
 *Dataram Corp.........................................        1,600         12,784
 *Datastream Systems, Inc..............................        3,900         15,931
 *Datum, Inc...........................................        1,200         15,390
 *Dave and Busters, Inc................................        2,900         17,864
 *DaVita, Inc..........................................       50,000      1,132,500
 *Dawson Geophysical Co................................          400          3,148
 *Deckers Outdoor Corp.................................          700          2,660
 Deere & Co............................................        2,500         99,975
 Delphi Automotive Systems Corp........................        3,700         50,764
 Delphi Financial Group, Inc. Class A..................        4,200        139,650
 Delta Air Lines, Inc..................................      100,900      2,924,082

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Denbury Resources, Inc...............................        9,000   $     58,320
 *Department 56, Inc...................................        2,400         20,376
 *Designs, Inc.........................................        1,000          2,650
 *Devcon International Corp............................          300          1,807
 #Devon Energy Corp....................................       81,900      2,816,541
 *DiamondCluster International, Inc....................        7,900         78,565
 Diebold, Inc..........................................          200          7,758
 *Diedrich Coffee, Inc.................................          400          1,676
 *Digi International, Inc..............................        2,900         15,703
 Dillards, Inc. Class A................................       73,900      1,223,045
 Dime Bancorp, Inc.....................................        2,400         82,848
 Dime Community Bancorp, Inc...........................        8,850        222,577
 Dimon, Inc............................................       55,600        344,164
 *Diodes, Inc..........................................        2,000         12,620
 Disney (Walt) Co......................................      181,200      3,709,164
 *Ditech Communications Corp...........................        6,500         33,897
 *Dixie Group, Inc.....................................          800          3,840
 *Dollar Thrifty Automotive Group, Inc.................       21,700        291,865
 *Dominion Homes, Inc..................................          500          7,360
 Dominion Resources, Inc...............................        2,613        152,730
 *DoubleClick, Inc.....................................       38,500        346,692
 Downey Financial Corp.................................       11,700        418,860
 *Dress Barn, Inc......................................        5,300        121,688
 *Drew Industries, Inc.................................          700          6,510
 *DT Industries, Inc...................................          700          4,088
 *Ducommun, Inc........................................          700          6,965
 *Dura Automotive Systems, Inc.........................        3,100         27,404
 *DVI, Inc.............................................       11,200        190,512
 *Dwyer Group, Inc.....................................          500          1,727
 *Dycom Industries, Inc................................       13,000        211,900
 *Dynamex, Inc.........................................          700          1,540
 *E Trade Group, Inc...................................      179,300      1,434,400
 Eagle Bancshares, Inc.................................          400          5,650
 Eastman Chemical Co...................................       24,500        940,065
 Eaton Corp............................................        1,600        111,376
 *Ecometry Corp........................................        2,400          6,156
 *Edge Petroleum Corp..................................        1,800          7,605
 *Edgewater Technology, Inc............................        7,700         28,297
 *Elder-Beerman Stores Corp............................          800          2,392
 *Electro Rent Corp....................................        6,000         77,310
 *Electroglas, Inc.....................................          600          8,535
 *Emmis Broadcasting Corp. Class A.....................       16,500        273,570
 Empire District Electric Co...........................        1,200         24,060
 *EMS Technologies, Inc................................        2,400         38,832
 *Encompass Services Corp..............................       56,900         83,074
 Energen Corp..........................................       11,300        261,934
 *Enesco Group, Inc....................................        2,600         16,302
 *Enserch Exploration Corp.............................       28,900         53,465
 *Enterrasys Networks, Inc.............................       12,800        126,848
 *Entravision Communications Corp......................       18,500        222,000
 *Entrust Technologies, Inc............................        1,900         15,114
 EOG Resources, Inc....................................       16,800        587,664
 *ePlus, Inc...........................................        2,400         19,008
 *ePresence, Inc.......................................        5,400         19,683
 *Equity Oil Co........................................          900          1,687
 *Esco Technologies, Inc...............................        5,700        170,145
 *Esterline Technologies Corp..........................        7,900        119,290
 *Ethyl Corp...........................................       13,500         11,340
 *Evans & Sutherland Computer Corp.....................          700          4,245
 *EXCO Resources, Inc..................................          500          6,762
 *Exponent, Inc........................................          500          5,045
 *Extended Stay America, Inc...........................       52,900        830,530
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Fairchild Corp. Class A.............................        5,200   $     17,212
 *Fansteel, Inc........................................          600          1,830
 Farmer Brothers Co....................................          500        113,500
 *fashionmall.com, Inc.................................          500          1,437
 FBL Financial Group, Inc. Class A.....................       18,200        312,130
 *#Federal-Mogul Corp..................................       50,100         51,102
 *Federated Department Stores, Inc.....................      171,600      6,349,200
 *FedEx Corp...........................................        4,782        219,303
 *Fibermark, Inc.......................................          500          2,595
 Fidelity National Financial, Inc......................       20,130        457,152
 *Finish Line, Inc. Class A............................       11,700        151,632
 First American Financial Corp.........................       28,900        515,865
 *First Cash, Inc......................................          600          4,440
 First Charter Corp....................................        7,900        137,973
 First Citizens Bancshares, Inc........................        3,900        363,265
 First Indiana Corp....................................        3,500         87,220
 *First Mariner Bank Corp..............................          300          2,410
 First Niagara Financial Group, Inc....................       11,000        178,805
 *First Republic Bank..................................        5,200        112,736
 First Sentinel Bancorp, Inc...........................        9,600        118,704
 First Virginia Banks, Inc.............................          100          4,774
 *FirstFed Financial Corp..............................        6,400        153,280
 *Flander Corp.........................................        1,900          3,933
 FleetBoston Financial Corp............................        2,000         73,500
 #Fleetwood Enterprises, Inc...........................       29,500        370,225
 #Fleming Companies, Inc...............................       31,300        810,670
 *Florida Banks, Inc...................................          400          2,370
 Florida East Coast Industries, Inc....................        4,000         88,000
 *FMC Corp.............................................        1,000         53,550
 *Foodarama Supermarkets, Inc..........................          100          4,192
 *Foot Locker, Inc.....................................       32,000        516,480
 Ford Motor Co.........................................      242,300      4,589,162
 *Forest Oil Corp......................................       49,750      1,295,490
 Fortune Brands, Inc...................................        2,000         78,540
 *Foster (L.B.) Co. Class A............................          700          3,269
 Foster Wheeler, Ltd...................................       42,400        223,872
 *Fotoball USA, Inc....................................          300            936
 *#FPIC Insurance Group, Inc...........................        1,800         24,921
 *Franklin Covey Co....................................        4,300         26,660
 Fremont General Corp..................................       32,300        190,893
 *#Fresh Choice, Inc...................................          400          1,174
 *#Friede Goldman Halter, Inc..........................       20,500          4,612
 *Friedman Billings Ramsey Group, Inc. Class A.........        5,500         24,750
 *Frozen Food Express Industries, Inc..................        1,000          2,135
 *FSI International, Inc...............................        9,900         76,725
 *Gadzooks, Inc........................................        2,100         23,572
 *GameTech International, Inc..........................          800          3,296
 *Garden Fresh Restaurant Corp.........................          400          2,436
 *#Gart Sports Co......................................        2,100         44,068
 *Gateway, Inc.........................................      138,400      1,300,960
 GATX Corp.............................................        2,700         76,059
 *Gaylord Entertainment Co.............................       29,700        695,277
 *Gehl Co..............................................          400          5,690
 Gencorp, Inc..........................................       10,100        128,775
 *General Binding Corp.................................        2,600         23,348
 General Cable Corp....................................        7,000         84,000
 *General Communications, Inc. Class A.................       16,200        160,785
 General Motors Corp...................................      165,700      8,235,290
 *General Motors Corp. Class H.........................      250,300      3,604,320
 *Genesee Corp. Class B................................          100          1,725

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Genlyte Group, Inc...................................        5,100   $    142,927
 *Gentiva Health Services, Inc.........................        2,800         57,232
 Genuine Parts Co......................................        3,800        128,060
 *Genzyme Transgenics Corp.............................        6,600         32,868
 Georgia-Pacific Corp..................................       84,400      2,705,864
 *Gerber Childrenswear, Inc............................          600          3,816
 Gerber Scientific, Inc................................       19,800        196,020
 *Getty Images, Inc....................................       17,800        352,885
 *Giant Industries, Inc................................          600          5,292
 Gibraltar Steel Corp..................................        5,000         93,725
 *G-III Apparel Group, Ltd.............................          500          3,020
 *Gilman & Ciocia, Inc.................................          600          1,365
 Glatfelter (P.H.) Co..................................       36,300        531,432
 *Glenayre Technologies, Inc...........................       58,400         74,460
 *Global Payment Technologies, Inc.....................          400          1,540
 *Globecomm Systems, Inc...............................          900          3,991
 *#GlobeSpan, Inc......................................       25,600        333,696
 Golden State Bancorp, Inc.............................       54,100      1,345,467
 *Golden State Vintners, Inc...........................          400          2,040
 *Good Guys, Inc.......................................        5,400         19,548
 Goodyear Tire & Rubber Co.............................      134,500      3,012,800
 *Goodys Family Clothing, Inc..........................        7,100         30,601
 *Gottschalks, Inc.....................................        2,400          5,976
 *GP Strategies Corp...................................        2,300          6,210
 *Graham Corp..........................................          100          1,230
 Granite Construction, Inc.............................        3,000         73,200
 *Graphic Packaging International Corp.................        6,900         39,951
 *Great Atlantic & Pacific Tea Co., Inc................       15,200        364,040
 Greenpoint Financial Corp.............................       39,300      1,408,512
 *Grey Wolf, Inc.......................................       15,200         41,800
 *Griffin Land & Nurseries, Inc. Class A...............          400          5,050
 *Griffon Corp.........................................       27,170        381,738
 *Group 1 Automotive, Inc..............................       18,700        583,066
 *Group 1 Software, Inc................................          400          5,350
 *GTSI Corp............................................        1,600          9,960
 *Hall Kinion Associates, Inc..........................        2,500         17,462
 *Ha-Lo Industries, Inc................................       35,000          2,030
 *Hamilton Bancorp, Inc................................        2,400          5,520
 Hancock Holding Co....................................        1,500         62,917
 *Handleman Co.........................................       25,400        349,504
 *Hanger Orthopedic Group, Inc.........................        4,500         27,450
 Harbor Florida Bancshares, Inc........................        5,200         85,072
 Harleysville Group, Inc...............................       11,800        284,675
 *Harmonic Lightwaves, Inc.............................        2,800         34,104
 *Harrahs Entertainment, Inc...........................        2,600         83,798
 Harris Corp...........................................       17,800        567,820
 Hartford Financial Services Group, Inc................        3,000        177,600
 Hasbro, Inc...........................................      229,000      3,767,050
 *Hastings Entertainment, Inc..........................          900          4,522
 *Hawk Corp............................................          600          1,770
 *Hawthorne Financial Corp.............................          400          7,618
 HCC Insurance Holdings, Inc...........................       11,800        321,668
 *Health Net Inc.......................................       18,000        360,000
 *Healthcare Recoveries, Inc...........................        1,800          8,019
 *Healthcare Services Group, Inc.......................          800          7,392
 *Healthsouth Corp.....................................      156,300      2,300,736
 *Hearst-Argyle Television, Inc........................       43,100        915,875
 *Hector Communications Corp...........................          200          3,120
 Heico Corp............................................        2,700         39,285
 *Heidrick & Struggles International, Inc..............        7,400        124,431
                                                            SHARES           VALUE+
                                                            ------           ------
 Helmerich & Payne, Inc................................        7,400   $    208,458
 #Herbalife International, Inc. Class A................          400          5,312
 *Hercules, Inc........................................       76,500        772,650
 *Heritage Commerce Corp...............................          800          5,600
 *Herley Industries, Inc...............................          500          6,697
 *Hexcel Corp..........................................       36,700         94,686
 Hibernia Corp.........................................        1,900         31,122
 *High Plains Corp.....................................        1,200          6,720
 Hilton Hotels Corp....................................       42,400        419,760
 *Hines Horticulture, Inc..............................        1,600          5,808
 *Hispanic Broadcasting Corp...........................        1,800         39,330
 Hollinger International, Inc. Class A.................       24,300        263,655
 *Hollywood Entertainment Corp.........................       15,400        230,076
 *Hollywood Media Corp.................................        5,900         23,570
 *Hologic, Inc.........................................        3,400         36,159
 *#HomeStore.com, Inc..................................       41,300        151,777
 *Horizon Offshore, Inc................................        7,500         53,775
 Horton (D.R.), Inc....................................       36,780      1,030,576
 *Houston Exploration Co...............................       11,400        347,130
 *Hovnanian Enterprises, Inc. Class A..................       15,700        216,817
 *HPSC, Inc............................................          300          2,389
 *Hub Group, Inc. Class A..............................          500          4,967
 *Huffy Corp...........................................        2,500         13,825
 Hughes Supply, Inc....................................       21,200        569,220
 *Humana, Inc..........................................       88,500      1,113,330
 *Hunt (J.B.) Transport Services, Inc..................       25,000        445,125
 Huntington Bancshares, Inc............................        2,500         40,475
 *Hutchinson Technology, Inc...........................       22,300        469,080
 *Hypercom Corp........................................       15,100         95,734
 *i2 Technologies Inc..................................       67,300        385,965
 *i3 Mobile, Inc.......................................        4,300          8,944
 *#iBasis, Inc.........................................        2,400          2,988
 *#Ibis Technology Corp................................        1,600         15,680
 Idex Corp.............................................        8,500        258,400
 *IDT Corp.............................................        8,900        120,150
 *IDT Corp. Class B....................................        1,100         13,090
 *iGate Capital Corp...................................       19,600         81,438
 *IHOP Corp............................................        5,600        158,480
 Ikon Office Solutions, Inc............................      100,500      1,077,360
 *Image Entertainment, Inc.............................        1,100          2,128
 *Imation Corp.........................................       31,300        678,584
 IMC Global, Inc.......................................       20,700        243,225
 IMCO Recycling, Inc...................................        3,400         22,474
 Independence Community Bank Corp......................       30,300        716,746
 *Infonet Services Corp................................       30,100         53,578
 *Information Resources, Inc...........................       11,200         91,336
 *InforMax, Inc........................................        6,900         21,528
 *InfoSpace, Inc.......................................       30,000         61,050
 Ingersoll-Rand Co.....................................        1,800         75,402
 Ingles Market, Inc. Class A...........................        8,500        103,062
 *Ingram Micro, Inc....................................       64,200        988,680
 *Inktomi Corp.........................................       10,000         49,850
 *Innotrac Corp........................................          800          6,040
 *Innovex, Inc.........................................        3,500         11,882
 *Input/Output, Inc....................................       25,100        195,780
 *Insignia Financial Group, Inc........................       16,500        167,970
 *Insurance Auto Auctions, Inc.........................        2,400         34,980
 *IntegraMed America, Inc..............................          200          1,345
 *Integrated Electrical Services, Inc..................       33,100        135,048
 *Integrated Silicon Solution, Inc.....................       10,100        117,008
 *Intelligent Systems Corp.............................          400          1,228

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Interactive Data Corp.................................        2,200   $     29,535
 Interface, Inc. Class A...............................       33,300        163,669
 *Intergraph Corp......................................       40,200        487,626
 *Interland, Inc.......................................       80,300        187,099
 *Interlott Technologies, Inc..........................          500          2,150
 Intermet Corp.........................................        3,600         11,502
 *Internap Network Services Corp.......................       34,000         38,250
 International Multifoods Corp.........................        8,000        182,560
 International Paper Co................................      240,611      9,612,409
 *International Speciality Products, Inc...............       48,800        405,040
 International Speedway Corp. Class A..................        1,000         39,770
 *Interphase Corp......................................        1,100          4,521
 Interpool, Inc........................................        4,500         72,000
 *Interstate National Dealers Services, Inc............          300          1,497
 *Intest Corp..........................................          600          1,932
 *Invivo Corp..........................................          300          3,718
 *Iomega Corp..........................................       10,000         68,000
 *Ionics, Inc..........................................       10,900        295,935
 *Iron Mountain, Inc...................................          200          8,660
 *Isco, Inc............................................          400          3,310
 *IT Group, Inc .......................................        4,100          4,510
 *ITLA Capital Corp....................................          400          7,542
 *ITXC Corp............................................       17,100        129,362
 *J & J Snack Foods Corp...............................        1,700         40,630
 *J Net Enterprises, Inc...............................          600          1,272
 *Jaco Electronics, Inc................................        1,400          5,992
 *Jakks Pacific, Inc...................................        1,200         29,982
 *JDA Software Group, Inc..............................        2,100         35,291
 *JDS Uniphase Corp....................................      257,600      2,596,608
 Jefferies Group, Inc..................................       11,400        402,990
 JLG Industries, Inc...................................        8,900         84,995
 *JLM Industries, Inc..................................          600          1,098
 *Johnson Outdoors, Inc................................          500          3,563
 *Jos. A. Bank Clothiers, Inc..........................        1,100          8,872
 *Jupiter Media Metrix, Inc............................        1,800          2,853
 *K Mart Corp..........................................      432,700      2,639,470
 *K2, Inc..............................................        3,900         32,565
 *Kadant, Inc..........................................        1,557         21,440
 *Kaiser Aluminum Corp.................................       61,600        114,576
 Kaman Corp. Class A...................................       10,000        146,250
 *Kana Software, Inc...................................          840          1,516
 *Kansas City Southern Industries, Inc.................       23,700        328,956
 KB Home Corp..........................................        1,000         33,620
 *Keith Companies, Inc.................................        1,400         11,935
 Kellwood Co...........................................       95,900      2,122,267
 Kennametal, Inc.......................................       27,400      1,093,534
 Kerr-McGee Corp.......................................        2,945        154,730
 *Key Energy Group, Inc................................       41,300        340,725
 *Key Production Co., Inc..............................        5,400         84,780
 KeyCorp...............................................      100,000      2,290,000
 *Keystone Automotive Industries, Inc..................        4,700         73,861
 *kforce.com, Inc......................................        7,976         38,684
 Kimball International, Inc. Class B...................        4,900         70,193
 #Knight Ridder, Inc...................................        1,700        103,020
 *Korn/Ferry International.............................       10,300         88,580
 *Kraft Foods, Inc.....................................        5,300        175,536
 *K-Tron International, Inc............................          200          2,130
 *Labor Ready, Inc.....................................        6,700         30,619
 *LaCrosse Footwear, Inc...............................          400          1,644
 *Ladish Co., Inc......................................        2,900         25,897
                                                            SHARES           VALUE+
                                                            ------           ------
 Lafarge Corp..........................................       54,900   $  2,010,987
 *Lakes Gaming, Inc....................................          800          5,320
 *Lamar Advertising Co.................................        1,700         62,977
 *Lamson & Sessions Co.................................       13,100         44,802
 *Lancer Corp..........................................          700          3,164
 *Landair Corp.........................................          300          2,570
 Landamerica Financial Group, Inc......................       12,100        296,450
 Landrys Seafood Restaurants, Inc......................       11,400        224,010
 *Lattice Semiconductor Corp...........................        2,400         46,716
 *Layne Christensen Co.................................          800          6,276
 *Lazare Kaplan International, Inc.....................          500          2,825
 La-Z-Boy, Inc.........................................          600         12,600
 *Lear Corp............................................       56,700      2,027,025
 Leggett and Platt, Inc................................        1,800         38,952
 Lehman Brothers Holdings, Inc.........................        3,000        198,450
 Lennar Corp...........................................       17,200        639,840
 Lennox International, Inc.............................       45,700        425,010
 *#Level 3 Communications, Inc.........................      237,800      1,325,735
 *Liberate Technologies, Inc...........................       83,100        763,689
 Liberty Corp..........................................        5,400        225,180
 Liberty Financial Companies, Inc......................       24,300        810,891
 *Liberty Media Corp...................................      882,800     11,608,820
 *LightPath Technologies, Inc..........................        4,000         14,260
 Lincoln National Corp.................................       72,300      3,448,710
 *Lipid Sciences, Inc..................................          500          4,275
 *Lithia Motors, Inc. Class A..........................        1,600         31,200
 *LLX Resorts, Inc.....................................          200          1,320
 *LMI Aerospace, Inc...................................          600          2,421
 LNR Property Corp.....................................       24,800        709,280
 Lockheed Martin Corp..................................      133,500      6,201,075
 Loews Corp............................................      175,000      9,945,250
 *Logility, Inc........................................        1,000          2,350
 Lone Star Steakhouse & Saloon, Inc....................       40,900        572,600
 *Lone Star Technologies, Inc..........................        9,100        137,501
 Longs Drug Stores Corp................................       18,400        421,544
 Longview Fibre Co.....................................       30,800        366,520
 Louisiana-Pacific Corp................................      130,100        999,168
 *LSI Logic Corp.......................................        3,100         50,375
 *Luby's Cafeterias, Inc...............................        8,900         63,190
 Lucent Technologies, Inc..............................    1,594,900     11,674,668
 *Lydall, Inc..........................................        3,500         33,880
 Lyondell Chemical Co..................................       95,900      1,361,780
 *M & F Worldwide Corp.................................        1,500          6,780
 *Mac-Gray Corp........................................          500          1,543
 *Mackie Designs, Inc..................................          700          2,940
 *Madden (Steven), Ltd.................................          800          9,604
 *Made2Manage Systems, Inc.............................          300          1,238
 *Magellan Health Services, Inc........................        7,100         74,905
 *Magna Entertainment Corp.............................        7,300         42,888
 *Magnetek, Inc........................................       16,000        145,440
 *Mail-Well, Inc.......................................       32,500        128,375
 *Mandalay Resort Group................................       37,200        803,520
 *Manor Care, Inc......................................       29,800        695,830
 *Manugistic Group, Inc................................       19,400        228,144
 Marcus Corp...........................................        4,800         66,432
 *Marimba, Inc.........................................        5,000         13,650
 *MarineMax, Inc.......................................        1,100          8,635
 *MarketWatch.com, Inc.................................        3,900         14,879
 *MarkWest Hydrocarbon, Inc............................          600          3,480
 Massey Energy Co......................................       68,200      1,211,914
 *Mastec, Inc..........................................       15,500         84,475
 *Matec Corp...........................................          300          1,461

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Material Sciences Corp...............................        1,100   $     10,758
 *Matrix Bancorp, Inc..................................          500          5,298
 *Matrix Service Co....................................          600          4,143
 *Mattson Technology, Inc..............................       14,400        105,768
 *Maxim Pharmaceuticals, Inc...........................        5,100         34,782
 *Maxtor Corp..........................................      117,600        693,840
 *Maxwell Shoe Company, Inc............................          600          8,574
 *Maxwell Technologies, Inc............................        1,900         19,865
 *Maxxam, Inc..........................................          500          9,500
 MBIA, Inc.............................................       64,950      3,307,904
 McGrath Rent Corp.....................................          500         12,593
 *MCSI, Inc............................................        4,700         97,408
 MDC Holdings, Inc.....................................       11,770        421,248
 Mead Corp.............................................       92,300      2,853,916
 *Meade Instruments Corp...............................        3,800         14,915
 *Measurement Specialties, Inc.........................        2,700         17,550
 *#Media Arts Group, Inc...............................        3,100          8,990
 Media General, Inc. Class A...........................        4,300        197,929
 *MEEMIC Holdings, Inc.................................          500         11,063
 *#MEMC Electronic Materials, Inc......................        3,200         12,000
 *Mercury Air Group, Inc...............................          500          2,350
 *Merrimac Industries, Inc.............................          200          1,808
 *Mesa Air Group, Inc..................................       10,400         71,500
 *Mesaba Holdings, Inc.................................        3,800         26,486
 *Meta Group, Inc......................................          600          1,122
 *Metromedia International Group, Inc..................       12,600         12,852
 *MGM Grand, Inc.......................................       82,700      2,179,145
 *Michael Anthony Jewelers, Inc........................          400          1,152
 *Michaels Stores, Inc.................................       30,800        925,386
 *Micro Linear Corp....................................        2,200          6,688
 Middleby Corp.........................................          600          3,222
 Midland Co............................................        1,000         40,455
 *Midwest Express Holdings, Inc........................        2,600         31,720
 Milacron, Inc.........................................       23,600        329,692
 Millennium Chemicals, Inc.............................       51,350        602,849
 Mine Safety Appliances Co.............................        1,300         47,710
 *MIPS Technologies, Inc...............................        3,100         29,094
 *MIPS Technologies, Inc., Class B.....................        6,485         56,030
 *Mission Resources Corp...............................        5,700         19,466
 *Mississippi Chemical Corp............................        2,600          8,398
 *Mitcham Industries, Inc..............................        1,700          8,288
 *Mobius Management Systems, Inc.......................        1,300          3,725
 *Modis Professional Services, Inc.....................       38,700        222,525
 *Modtech Holdings, Inc................................        1,000          8,835
 *Mondavi (Robert) Corp. Class A.......................        2,800         97,972
 *Monro Muffler Brake, Inc.............................          600          7,725
 Mony Group, Inc.......................................       41,500      1,299,780
 *Moog, Inc. Class A...................................        3,450         71,346
 Motorola, Inc.........................................       30,800        512,512
 *MRV Communications, Inc..............................       31,200        149,136
 *MSC Software Corp....................................          800         11,200
 *Multex.com, Inc......................................        7,500         42,488
 Nacco Industries, Inc. Class A........................        7,300        407,340
 *Napco Security Systems, Inc..........................          200          1,165
 *Nashua Corp..........................................          400          2,008
 *National Information Consortium, Inc.................        8,000         26,440
 National Presto Industries, Inc.......................        6,700        185,389
 *National RV Holdings, Inc............................          700          6,370
 *National Semiconductor Corp..........................        5,000        150,650
 *#National Steel Corp. Class B........................        5,600          6,608
 *National Techteam, Inc...............................          600          1,557
                                                            SHARES           VALUE+
                                                            ------           ------
 *National Western Life Insurance Co. Class A..........          900   $     99,675
 *#NationsRent, Inc....................................       21,200          1,060
 *Natrol, Inc..........................................          900          2,655
 *Nautica Enterprises, Inc.............................        5,800         75,574
 *Navigant International, Inc..........................        2,800         30,086
 *Navigators Group, Inc................................          600         11,505
 Navistar International Corp...........................       26,000        951,340
 NCH Corp..............................................        1,500         70,725
 *NCI Building Systems, Inc............................       14,800        201,872
 *NCO Group, Inc.......................................        8,900        154,771
 *Neiman Marcus Group, Inc.............................        5,000        146,750
 *NeoMagic Corp........................................        6,300         19,971
 *NEON Systems, Inc....................................          700          2,401
 *Net2Phone, Inc.......................................       11,300         61,529
 *#NetIQ Corp..........................................       26,600        895,489
 *NetRatings, Inc......................................       11,900        166,481
 *Netro Corp...........................................       19,000         71,155
 *Netscout System, Inc.................................        3,000         27,270
 *Network Associates, Inc..............................       12,000        275,700
 *Network Equipment Technologies, Inc..................        7,400         22,940
 *#New Century Financial Corp..........................        7,600         85,652
 *New Horizons Worldwide, Inc..........................          700          7,693
 *Newfield Exploration Co..............................       11,800        364,620
 #Newmont Mining Corp..................................        2,294         45,123
 *Newpark Resources, Inc...............................        4,000         27,960
 Newport Corp..........................................       10,500        186,638
 *NMS Communications Corp..............................       10,000         45,450
 *Nobel Learning Communities, Inc......................          400          2,768
 Nordstrom, Inc........................................        1,900         35,967
 Norfolk Southern Corp.................................      339,800      6,588,722
 *Nortek, Inc..........................................        9,500        199,025
 Northrop Grumman Corp.................................       30,000      2,816,400
 *Northwest Airlines Corp..............................       73,300      1,308,772
 Northwest Bancorp, Inc................................        2,300         25,082
 *Northwest Pipe Co....................................          500          7,825
 *Novell, Inc..........................................      179,900        765,475
 *NS Group, Inc........................................       52,600        294,560
 *NTELOS, Inc..........................................        3,200         39,568
 *#NTL, Inc............................................      202,700        374,995
 *Nu Horizons Electronics Corp.........................        3,600         32,760
 *#Nucentrix Broadband Networks, Inc...................          200          1,890
 Nucor Corp............................................        1,200         59,376
 *Nuevo Energy Co......................................        6,500         75,400
 *Nutraceutical International Corp.....................          800          2,980
 *O.I. Corp............................................          200          1,408
 *#Oakwood Homes Corp..................................        1,800          8,010
 *OAO Technology Solutions, Inc........................        4,000          9,920
 *Obie Media Corp......................................          400          1,360
 Occidental Petroleum Corp.............................        1,000         25,000
 OceanFirst Financial Corp.............................        1,600         39,256
 *Ocwen Financial Corp.................................       60,400        447,564
 *Office Depot, Inc....................................      215,300      3,477,095
 *Officemax, Inc.......................................       43,000        132,010
 *Offshore Logistics, Inc..............................       14,300        266,052
 *Ohio Casualty Corp...................................       40,500        604,058
 *Old Dominion Freight Lines, Inc......................          200          2,431
 Old Republic International Corp.......................       45,100      1,210,935
 Olin Corp.............................................        1,000         16,520
 *Olympic Steel, Inc...................................          700          1,799

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Omnicare, Inc.........................................       64,800   $  1,385,424
 *On Command Corp......................................        1,600          5,256
 *Ontrack Data International, Inc......................          700          4,452
 *Onyx Acceptance Corp.................................          400          1,890
 *Onyx Pharmacueticals, Inc............................        3,500         19,478
 *Openwave Systems, Inc................................       86,300        943,691
 *Opti, Inc............................................          800          2,392
 *#OraPharma, Inc......................................        3,000         10,710
 *#Orbital Sciences Corp...............................       37,100        145,061
 *Oregon Steel Mills, Inc..............................        5,600         20,328
 *Orleans Homebuilders, Inc............................          600          2,100
 *Osteotech, Inc.......................................        3,100         17,066
 Overseas Shipholding Group, Inc.......................       30,600        664,020
 *Overture Services, Inc...............................        3,400         86,955
 *Owens-Illinois, Inc..................................       23,800        195,636
 #Paccar, Inc..........................................        1,700        103,556
 Pacific Century Financial Corp........................       64,600      1,627,920
 *#Pacificare Health Systems, Inc......................       12,300        215,927
 *Packeteer, Inc.......................................        7,100         43,985
 *Pactiv Corp..........................................        1,800         31,500
 *Pagasus Systems, Inc.................................        9,200        120,704
 *PAM Transportation Services, Inc.....................          400          3,956
 *PanAmSat Corp........................................       77,500      1,598,050
 *Panavision, Inc......................................          600          2,760
 *Pantry, Inc..........................................        1,300          7,579
 *Par Technology Corp..................................          600          1,815
 *Paravant, Inc........................................        4,200         10,059
 Park Electrochemical Corp.............................        3,000         75,750
 *Park Place Entertainment Corp........................      247,700      2,080,680
 *Parker Drilling Co...................................       34,100        104,687
 Parker-Hannifin Corp..................................        2,600        106,730
 *Park-Ohio Holdings Corp..............................          800          1,764
 *Parlex Corp..........................................          500          5,383
 *Patriot Transportation Holding, Inc..................          200          3,669
 *Paxar Corp...........................................       11,000        131,010
 *Paxson Communications Corp...........................        6,600         61,644
 *PC Mall, Inc.........................................          800          2,756
 *PCD, Inc.............................................          600          1,200
 *PC-Tel, Inc..........................................        3,700         32,264
 *Pediatrix Medical Group, Inc.........................        5,100        179,265
 *Pegasus Communications Corp. Class A.................       17,900        191,620
 *Pegasystems, Inc.....................................        2,300          8,993
 *Pelican Financial, Inc...............................          300          1,692
 *#Penn Traffic Co.....................................        1,400          6,475
 Penney (J.C.) Co., Inc................................      235,400      5,965,036
 Pep Boys - Manny, Moe & Jack..........................       38,600        640,760
 *PepsiAmericas, Inc...................................       62,000        779,340
 *Peregrine Systems, Inc...............................        3,000         46,635
 *Perrigo Co...........................................        2,700         33,683
 *Perry Ellis International, Inc.......................          500          3,968
 *Per-Se Technologies, Inc.............................        1,300         11,284
 *Petrocorp, Inc.......................................          900          8,172
 *Petroleum Development Corp...........................        3,900         22,913
 *PetSmart, Inc........................................       78,300        686,300
 PFF Bancorp, Inc......................................       15,000        403,875
 Phelps Dodge Corp.....................................       70,800      2,536,764
 Phillips Petroleum Co.................................        2,600        144,638
 Phillips-Van Heusen Corp..............................       10,900        119,900
 *Piccadilly Cafeterias, Inc...........................          800          1,600
 *Pico Holdings, Inc...................................          900         12,137
 Pier 1 Imports, Inc...................................       18,600        268,956
                                                            SHARES           VALUE+
                                                            ------           ------
 Pilgrims Pride Corp. Class B..........................       23,000   $    325,450
 *Pinnacle Entertainment, Inc..........................        2,800         19,516
 *Pinnacle Systems, Inc................................       21,300        118,002
 *Pioneer Natural Resources Co.........................       43,400        726,950
 #Pioneer Standard Electronics, Inc....................       22,600        254,702
 Pittston Brink's Group................................       20,300        418,383
 PMI Group, Inc........................................        3,550        224,183
 Pogo Producing Co.....................................       20,500        484,825
 *#Polymedica Industries, Inc..........................        4,200         96,621
 #Polymer Group, Inc...................................       14,700         12,789
 Polyone Corp..........................................       32,000        321,600
 *Pomeroy Computer Resource, Inc.......................        4,200         63,420
 Pope & Talbot, Inc....................................       10,000        132,800
 Potlatch Corp.........................................       18,600        518,196
 *Power-One, Inc.......................................       27,200        271,592
 PPG Industries, Inc...................................          400         21,508
 Precision Castparts Corp..............................       22,600        581,950
 *Premier Financial Bancorp............................          400          3,430
 Presidential Life Corp................................       16,200        320,274
 *Previo, Inc..........................................          500            685
 *Price Communications Corp............................        4,265         78,263
 *Pride International, Inc.............................       78,700      1,007,360
 *Prime Hospitality Corp...............................       40,600        407,624
 *Prime Medical Services, Inc..........................        1,100          4,736
 *Proassurance Corp....................................       15,200        224,960
 *Procom Technology, Inc...............................        3,700          9,324
 *Profit Recovery Group International, Inc.............       35,800        273,691
 *Programmers Paradise, Inc............................          400          1,348
 *Prophet 21, Inc......................................          300          2,955
 *Provident Financial Holdings, Inc....................          300          7,613
 *PSS World Medical, Inc...............................       64,000        594,240
 *PTEK Holdings, Inc...................................       11,100         37,463
 Pulte Corp............................................       31,111      1,221,107
 *PW Eagle, Inc........................................          500          2,105
 *QRS Corp.............................................        5,900         70,033
 *Quaker Fabric Corp...................................        3,500         24,938
 Quanex Corp...........................................       12,100        326,337
 *Quanta Services, Inc.................................       23,400        363,870
 Questar Corp..........................................       37,800        879,228
 *Quicklogic Corp......................................        4,500         17,798
 *Quintiles Transnational Corp.........................       36,400        602,602
 Qwest Communications International, Inc...............      669,800      7,970,620
 Radian Group, Inc.....................................       43,304      1,658,543
 *Radio One, Inc.......................................       11,100        177,878
 *Railamerica, Inc.....................................        9,100        118,073
 *Rainbow Technologies, Inc............................        6,200         37,727
 *Ralcorp Holdings, Inc................................        5,100        104,295
 *Range Resources Corp.................................       19,600         82,124
 *Rawlings Sporting Goods, Inc.........................          600          1,632
 Raytheon Co...........................................      299,100      9,801,507
 *RCM Technologies, Inc................................          800          3,336
 *#RCN Corp............................................       18,600         63,612
 *RDO Equipment Co. Class A............................          400          1,168
 *Redback Networks, Inc................................      127,500        534,225
 *Reebok International, Ltd............................       27,200        632,672
 Regal Beloit Corp.....................................        6,800        148,920
 *Regent Communications, Inc...........................       13,000         81,510
 Regions Financial Corp................................        3,000         86,265
 *Rehabilicare, Inc....................................          600          2,034
 *Reliability, Inc.....................................          500          1,368

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Reliance Steel & Aluminum Co..........................        4,000   $     97,600
 *Remec, Inc...........................................       14,600        163,739
 *RemedyTemp, Inc......................................          400          4,350
 *Reptron Electronics, Inc.............................          500          1,563
 *Republic Bankshares, Inc.............................          800         10,748
 *Republic First Bancorp, Inc..........................          500          2,610
 *Res-Care, Inc........................................        7,900         68,019
 *ResortQuest International, Inc.......................        1,400          7,084
 Resource America, Inc.................................       16,600        144,503
 *Respironics, Inc.....................................        6,200        196,137
 *Restoration Hardware, Inc............................        4,500         29,363
 *Rex Stores Corp......................................        1,500         31,500
 *RF Monolithics, Inc..................................          500          1,130
 Riggs National Corp...................................       20,200        294,415
 *#Rite Aid Corp.......................................      129,000        605,010
 *Riverstone Networks, Inc.............................        6,567        102,872
 *Riviera Holdings Corp................................          300          1,095
 RJ Reynolds Tobacco Holdings, Inc.....................       78,700      4,515,019
 RLI Corp..............................................        4,300        167,657
 Roadway Express, Inc..................................        2,400         71,664
 *Rock of Ages Co......................................          300          1,512
 Rock-Tenn Co. Class A.................................       13,800        194,580
 *Rocky Shoes & Boots, Inc.............................          300          1,824
 *Rofin-Sinar Technologies, Inc........................          800          6,828
 *Rogue Wave Software, Inc.............................          800          2,596
 Rohm & Haas Co........................................        1,000         35,500
 *Rottlund, Inc........................................          400          2,360
 *Rowan Companies, Inc.................................      125,500      2,050,670
 RPM, Inc..............................................       92,000      1,271,440
 *RTI International Metals, Inc........................       18,800        168,260
 *Rush Enterprises, Inc................................          500          3,458
 Russ Berrie & Co., Inc................................       10,100        298,455
 Russell Corp..........................................       25,800        336,690
 *RWD Technologies, Inc................................        1,100          2,662
 *Ryans Family Steak Houses, Inc.......................       28,700        572,565
 Ryder System, Inc.....................................       83,000      1,701,500
 Ryerson Tull, Inc.....................................       20,900        234,080
 Ryland Group, Inc.....................................        5,500        330,275
 *S1 Corp..............................................       24,800        367,536
 *Sabre Holdings Corp..................................       28,875      1,001,674
 Safeco Corp...........................................      114,900      3,693,461
 *Safeguard Scientifics, Inc...........................       47,400        198,606
 Saint Paul Companies, Inc.............................       99,900      4,703,292
 *Saks, Inc............................................      129,550      1,062,310
 *#Salton/Maxim Housewares, Inc........................        2,100         35,406
 *San Filippo (John B.) & Son, Inc.....................          400          2,670
 *Sanders Morris Harris Group, Inc.....................        1,100          4,428
 *Sandisk Corp.........................................       23,500        332,290
 *Sapient Corp.........................................       31,900        197,780
 *Saucony, Inc. Class B................................          300          1,547
 *Schein (Henry), Inc..................................       16,900        678,535
 *Schlotzskys, Inc.....................................        1,400          8,099
 *Schuff Steel Co......................................          500          1,260
 Schulman (A.), Inc....................................       26,300        342,558
 Schweitzer-Maudoit International, Inc.................        8,100        174,960
 *SCI Systems, Inc.....................................        1,600         45,840
 *SCM Microsystems, Inc................................        5,900         93,338
 SCPIE Holdings, Inc...................................          800         16,040
 Seaboard Corp.........................................        1,100        300,300
 Seacoast Financial Services Corp......................        7,600        121,980
 *Seacor Smit, Inc.....................................       11,550        450,335
 Sears, Roebuck & Co...................................      106,900      4,865,019
                                                            SHARES           VALUE+
                                                            ------           ------
 *Seitel, Inc..........................................       10,100   $    118,574
 *Selectica, Inc.......................................        8,600         33,798
 Selective Insurance Group, Inc........................       22,600        530,535
 *SEMX Corp............................................        1,200          3,054
 *Sequa Corp. Class A..................................        3,300        153,780
 *Sequa Corp. Class B..................................          900         48,915
 *Sequenom, Inc........................................        9,300         82,026
 *Service Corp. International..........................      167,900        985,573
 *#Sharper Image Corp..................................        2,200         18,843
 *Shaw Group, Inc......................................        2,600         69,914
 Sherwin-Williams Co...................................        3,500         97,965
 *Shiloh Industries, Inc...............................        1,100          2,167
 *Shoe Carnival, Inc...................................        2,300         28,313
 *#Shop At Home, Inc...................................        8,000         24,280
 *Shopko Stores, Inc...................................       11,000        102,520
 *Sifco Industries, Inc................................          400          2,000
 *Signal Technology Corp...............................        1,900          8,180
 *#Silicon Graphics, Inc...............................       33,100         70,834
 *Silver Stream Software, Inc..........................        4,800         29,520
 *Sinclair Broadcast Group, Inc. Class A...............       37,300        295,603
 *Six Flags, Inc.......................................       63,100        903,592
 Skyline Corp..........................................        1,000         30,400
 *SL Industries, Inc...................................          400          3,200
 SLI, Inc..............................................       15,100         49,075
 *Smart & Final Food, Inc..............................        7,800         79,482
 Smith (A.O.) Corp.....................................       13,400        239,592
 Smith (A.O.) Corp. Convertible Class A................        2,200         39,490
 *Smurfit-Stone Container Corp.........................      219,100      3,526,415
 *Software Spectrum, Inc...............................          200          2,950
 *#Solectron Corp......................................       96,200      1,414,140
 *Sonic Automotive, Inc................................       23,300        462,505
 *Sonic Foundry, Inc...................................        5,200         14,404
 *SONICblue, Inc.......................................       82,200        182,484
 *#Source Information Management, Inc..................        3,400         12,733
 South Financial Group, Inc............................       26,300        425,929
 South Jersey Industries, Inc..........................        3,300        111,210
 *Southern Union Co....................................       21,300        372,750
 *Southwestern Energy Co...............................        9,600        107,040
 Sovereign Bancorp, Inc................................      203,300      2,246,465
 *Spacelabs Medical, Inc...............................          700          7,263
 *#Spectrasite Holdings, Inc...........................       14,500         44,008
 *#Spectrian Corp......................................        2,200         19,943
 *Spectrum Control, Inc................................        2,500         14,938
 *SpeedFam-IPEC, Inc...................................       25,000         80,750
 *Spherion Corp........................................       27,500        246,125
 Spiegel, Inc. Class A Non-Voting......................       31,500        142,853
 *Sport Chalet, Inc....................................          500          4,338
 *Sports Authority, Inc................................       11,900         66,640
 *Sports Club Co., Inc.................................        1,300          3,582
 *SportsLine USA, Inc..................................        6,000         17,430
 Sprint Corp...........................................       19,400        422,726
 *SPS Technologies, Inc................................        5,000        164,000
 *SS&C Technologies, Inc...............................        1,100          8,492
 St. Joe Corp..........................................        1,900         51,509
 *Staar Surgical Co....................................        3,700         15,059
 *Standard Management Corp.............................          500          3,038
 *Standard Microsystems Corp...........................        3,600         49,770
 Standard Pacific Corp.................................       14,500        307,400
 Standard Register Co..................................       15,000        264,000
 *StarMedia Network, Inc...............................          700            266

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Starwood Hotels and Resorts Worldwide, Inc............       59,800   $  1,622,972
 State Auto Financial Corp.............................       15,100        243,110
 Staten Island Bancorp, Inc............................       32,000        473,600
 *Steel Dynamics, Inc..................................       14,800        152,588
 Steelcase, Inc. Class A...............................       10,700        152,154
 *Steinway Musical Instruments, Inc....................          600         10,140
 Stepan Co.............................................        2,200         51,920
 *Sterling Financial Corp..............................          660          9,851
 Stewart & Stevenson Services, Inc.....................        9,700        172,612
 *Stewart Enterprises, Inc.............................       59,300        369,143
 *Stewart Information Services Corp....................       12,000        243,480
 *Stillwater Mining Co.................................       15,600        245,700
 *Stone Energy Corp....................................        3,200        114,080
 *#Stoneridge, Inc.....................................       10,900         71,286
 *#Stratasys, Inc......................................          400          2,680
 *Strategic Distribution, Inc..........................          200          1,562
 *Stratus Properties, Inc..............................          500          4,295
 Stride Rite Corp......................................       29,589        196,767
 *Suburban Lodges of America, Inc......................          900          6,192
 Sunoco, Inc...........................................       29,300      1,071,208
 *#Sunrise Assisted Living, Inc........................        8,800        242,000
 *Superior Consultant Holdings Corp....................          800          5,596
 Supervalu, Inc........................................       99,200      2,248,864
 Susquehanna Bancshares, Inc...........................       10,400        209,248
 *Swift Energy Corp....................................       15,500        283,495
 *Swift Transportation, Inc............................        6,120        123,716
 *Switchboard, Inc.....................................        4,800         14,232
 *Sykes Enterprises, Inc...............................        3,600         37,638
 *Sylvan Learning Systems, Inc.........................       32,000        634,720
 Symbol Technologies, Inc..............................        2,850         47,367
 *Symmetricom, Inc.....................................        4,400         30,932
 *Syms Corp............................................        1,100          5,995
 *Tab Products Co......................................          400          1,740
 *Tanning Technology Corp..............................        1,600          3,440
 *Tarrant Apparel Group................................        1,100          5,335
 *TBA Entertainment Corp...............................          500          1,500
 *TBC Corp.............................................        8,000         95,560
 *#Tech Data Corp......................................        6,100        279,777
 Tecumseh Products Co. Class A.........................        2,600        121,446
 Tecumseh Products Co. Class B.........................        2,000         89,850
 Telephone & Data Systems, Inc.........................       34,000      3,060,000
 Temple-Inland, Inc....................................       10,200        582,828
 *Tenet Healthcare Corp................................       50,500      3,030,000
 *#Tenneco Automotive, Inc.............................       17,480         27,269
 *#Terayon Communication Systems, Inc..................       27,300        329,921
 *Terex Corp...........................................       19,100        352,204
 *Terra Industries, Inc................................       66,400        185,920
 *Tesoro Petroleum Corp................................       27,700        349,020
 Texas Industries, Inc.................................       23,200        806,200
 *Thermo-Electron Corp.................................       25,445        552,157
 Thomas & Betts Corp...................................       73,600      1,502,176
 Thomas Industries, Inc................................          900         23,940
 Tidewater, Inc........................................        9,800        279,300
 Timken Co.............................................       54,000        765,720
 Titan International, Inc..............................        1,500          7,320
 *#Titanium Metals Corp................................       28,700         87,248
 *Todd Shipyards Corp..................................          700          5,950
 *Toll Brothers, Inc...................................       17,200        623,500
 Torchmark Corp........................................          600         23,670
 *#Toreador Resources Corp.............................          500          1,993
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tower Automotive, Inc................................       29,200   $    249,660
 *Toys R Us, Inc.......................................      147,400      3,170,574
 *Trammell Crow Co.....................................        7,600         74,860
 *Trans World Entertainment Corp.......................       15,900        127,995
 *Transmontaigne Oil Co................................       11,700         64,350
 *Transport Corp. of America...........................          500          3,070
 *Transpro, Inc........................................          500          1,500
 *Transtechnology Corp.................................          400          4,080
 *Transwitch Corp......................................       32,400        129,762
 *Transworld Healthcare, Inc...........................        1,200          3,324
 *Travelocity.com, Inc.................................        6,500        139,198
 Tredegar Industries, Inc..............................        1,700         29,410
 Trenwick Group, Ltd...................................       11,800        105,492
 *Triad Hospitals, Inc.................................       13,562        376,346
 Tribune Co............................................        7,200        259,920
 *Trico Marine Services, Inc...........................       13,800         88,320
 *Trident Microsystems, Inc............................        3,200         18,320
 *Trigon Healthcare, Inc...............................        8,700        562,455
 Trinity Industries, Inc...............................       34,000        906,440
 *Triumph Group........................................        4,100        123,410
 TRW, Inc..............................................      111,000      4,331,220
 *Tufco Technologies, Inc..............................          300          2,093
 *Turnstone Systems, Inc...............................       24,700         86,080
 *Twinlab Corp.........................................        6,900          8,349
 Tyco International, Ltd...............................        9,732        572,242
 Tyson Foods, Inc. Class A.............................      119,355      1,435,841
 *U.S. Concrete, Inc...................................        5,600         36,400
 U.S. Industries, Inc..................................       54,700        120,340
 UAL Corp..............................................        8,900        150,143
 *UICI.................................................       42,100        602,030
 *Ultrak, Inc..........................................          800          1,276
 #Ultramar Diamond Shamrock Corp.......................       21,800      1,046,400
 *Ultratech Stepper, Inc...............................        3,000         43,455
 UMB Financial Corp....................................        9,400        392,074
 *Unifi, Inc...........................................       34,900        225,105
 *Uni-Marts, Inc.......................................          500          1,400
 *Union Acceptance Corp. Class A.......................          400          2,044
 Union Pacific Corp....................................      173,900      9,573,195
 Union Planters Corp...................................        2,000         86,820
 Unionbancal Corp......................................        1,000         36,740
 *Uniroyal Technology Corp.............................        6,100         26,810
 *Unisys Corp..........................................       98,500      1,172,150
 *Unit Corp............................................       14,500        177,045
 *United Auto Group, Inc...............................       10,100        179,275
 United Community Financial Corp.......................       34,000        246,500
 *United Rentals, Inc..................................       58,800      1,280,076
 *United Retail Group, Inc.............................        1,000          7,325
 *#United Therapeutics Corp............................        7,700         69,955
 Unitrin, Inc..........................................        9,800        381,220
 Universal Corp........................................        8,000        293,120
 Universal Forest Products, Inc........................       10,600        188,362
 *Universal Stainless & Alloy Products, Inc............          300          2,118
 *Unova, Inc...........................................       26,900        129,927
 UnumProvident Corp....................................       94,200      2,430,360
 *URS Corp.............................................       11,800        278,480
 *US Liquids, Inc......................................        3,700         19,610
 *US Oncology, Inc.....................................       82,300        525,897
 *US Xpress Enterprises, Inc. Class A..................          800          5,780
 *USA Networks, Inc....................................        3,000         67,530
 *USA Truck, Inc.......................................          700          5,800
 Usec, Inc.............................................       72,600        568,458

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 #USG Corp.............................................       21,700   $    111,104
 USX-Marathon Group, Inc...............................       83,400      2,285,160
 USX-US Steel Group....................................       23,500        396,915
 *VA Linux Systems, Inc................................       12,400         33,356
 *Vail Resorts, Inc....................................       19,900        353,623
 #Valero Energy Corp...................................       15,200        532,000
 Valhi, Inc............................................       19,800        254,430
 *Value City Department Stores, Inc....................       13,200         79,860
 *Vans, Inc............................................        6,800         95,166
 *Varco International, Inc.............................        4,500         63,675
 *Variflex, Inc........................................          300          1,563
 *VeriSign, Inc........................................       81,900      3,066,336
 *#Veritas DGC, Inc....................................       12,500        198,125
 *Veritas Software Co..................................        1,205         46,868
 *Vestcom International, Inc...........................          700          1,302
 *Viacom, Inc. Class B.................................      573,000     25,011,450
 *Viasys Healthcare, Inc...............................        3,717         66,125
 *Vicon Industries, Inc................................          300            906
 *Video Display Corp...................................          300          1,530
 *Vignette Corp........................................      131,100        707,940
 Vintage Petroleum, Inc................................        9,200        113,896
 *Vishay Intertechnology, Inc..........................       78,711      1,446,708
 Visteon Corp..........................................      138,271      1,908,140
 *Volt Information Sciences, Inc.......................        5,800         73,834
 Wabash National Corp..................................       21,100        169,855
 Wachovia Corp.........................................        9,832        304,300
 Wallace Computer Services, Inc........................       29,000        496,190
 Walter Industries, Inc................................        5,600         59,360
 *Waste Connections, Inc...............................        9,700        283,968
 *Waste Holdings, Inc..................................        1,000          6,050
 Watsco, Inc. Class A..................................       17,700        227,445
 Watts Industries, Inc. Class A........................        8,800        116,688
 Wausau-Mosinee Paper Corp.............................       35,200        362,560
 *WebMD Corp...........................................      137,500        684,063
 Wellman, Inc..........................................       28,600        391,248
 Werner Enterprises, Inc...............................       26,000        622,570
 Wesco Financial Corp..................................        1,110        344,100
 *Westcoast Hospitality Corp...........................          900          5,670
 Westcorp, Inc.........................................       13,320        235,764
 *Westell Technologies, Inc............................       37,300         82,620
 *Westminster Capital, Inc.............................          600          1,200
 *Westport Resources Corp..............................        1,031         17,919
 Westvaco Corp.........................................       90,700      2,594,927
 Weyerhaeuser Co.......................................      148,500      7,848,225
 *WFS Financial, Inc...................................        2,000         47,200
 Whirlpool Corp........................................        1,600        105,216
 *Whitehall Jewellers, Inc.............................        1,000          9,360
 Whitney Holdings Corp.................................        3,900        164,990
 *Wickes Lumber Co.....................................          600          1,740
                                                            SHARES           VALUE+
                                                            ------           ------
 *William Lyon Homes, Inc..............................          800   $     10,760
 *Williams Clayton Energy, Inc.........................        2,200         30,426
 Williams Companies, Inc...............................          390         10,421
 *Williams Industries, Inc.............................          300          1,596
 *Willis Lease Finance Corp............................          600          1,944
 *Wilshire Oil Co. of Texas............................          600          1,950
 *Wilsons The Leather Experts, Inc.....................        3,400         39,865
 *Wiser Oil Co.........................................        1,700          8,296
 *Wolverine Tube, Inc..................................        4,000         51,920
 Woodward Governor Co..................................        4,800        247,800
 *Workflow Management, Inc.............................        2,500          7,600
 *WorldCom Inc. -- WorldCom Group......................    1,730,300     25,175,865
 WorldCom, Inc. -- MCI Group...........................       29,056        380,779
 *WorldQuest Networks, Inc.............................        1,700          4,650
 Worthington Industries, Inc...........................       73,800      1,092,240
 *Wyndham International, Inc...........................       43,800         25,842
 Xerox Corp............................................      137,800      1,157,520
 *Xeta Corp............................................        1,700          8,347
 *#XO Communications, Inc..............................        2,300          2,369
 *Yellow Corp..........................................       22,400        549,024
 York International Corp...............................       10,650        388,725
 *Zale Corp............................................       15,000        532,500
 *#Zapata Corp.........................................          200          4,440
 Zenith National Insurance Corp........................        8,000        213,600
 *Zoltek Companies, Inc................................        3,600         10,764
 *Zonagen, Inc.........................................        2,700         12,299
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $628,104,601)..................................                 678,393,161
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.1%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $14,569,338) to be
   repurchased at $14,355,392
   (Cost $14,353,000)..................................   $   14,353     14,353,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $642,457,601)++................................                $692,746,161
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $643,186,988.

                See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (95.0%)
 *21st Century Insurance Group.........................        300     $     5,442
 *3COM Corp............................................      4,700          21,032
 *3-D Systems Corp.....................................        100           1,117
 *3TEC Energy Corp.....................................        300           4,348
 *7-Eleven, Inc........................................        400           4,900
 *99 Cents Only Stores.................................        100           3,850
 *aaiPharma, Inc.......................................        100           2,036
 Abbott Laboratories...................................      1,600          88,000
 *Abercrombie & Fitch Co...............................        900          21,600
 *Abgenix, Inc.........................................      1,000          35,995
 *#Abiomed, Inc........................................        200           3,796
 *Acacia Research Corp.................................        220           2,440
 *Acceptance Insurance Companies, Inc..................        100             523
 *Accredo Health, Inc..................................        200           7,390
 *Ace Cash Express, Inc................................        100             903
 *Ackerley Group, Inc..................................        100           1,639
 *Actel Corp...........................................        200           3,816
 *Activision, Inc......................................        300           7,465
 *#Actrade Financial Technologies, Ltd.................        100           2,790
 *Actuant Corp.........................................        100           2,790
 *Actuate Corp.........................................        100             476
 *Acxiom Corp..........................................      1,300          16,789
 *Adaptec, Inc.........................................      1,300          17,849
 *ADC Telecommunications, Inc..........................     11,800          52,451
 *#Adelphia Communications Corp. Class A...............      4,200         105,441
 Adobe Systems, Inc....................................      3,600         115,470
 *Adtran, Inc..........................................        200           5,217
 *Advance Lighting Technologies, Inc...................        200             351
 *Advance PCS..........................................        900          24,970
 *Advanced Digital Information Corp....................        800          12,524
 *Advanced Energy Industries, Inc......................        100           2,369
 *Advanced Fibre Communications........................      1,600          31,184
 Advanced Marketing Services, Inc......................        100           1,705
 *Advanced Micro Devices, Inc..........................      6,800          92,208
 *Advanced Tissue Sciences, Inc........................        200             769
 *AEP Industries, Inc..................................        100           2,250
 *Aeroflex, Inc........................................        800          12,972
 *AES Corp.............................................     13,200         218,064
 *Affiliated Computer Services, Inc. Class A...........        300          28,014
 *Affiliated Managers Group, Inc.......................        300          20,355
 AFLAC, Inc............................................      9,100         249,340
 *Aftermarket Technology Corp..........................        400           7,574
 Agco Corp.............................................      1,800          25,110
 *Agile Software Corp..................................        900          11,875
 *#Agilent Technologies, Inc...........................      5,700         155,439
 Air Products & Chemicals, Inc.........................        900          41,148
 Airborne, Inc.........................................        100           1,343
 *Airgas, Inc..........................................        900          13,590
 *Airtran Holdings, Inc................................        100             624
 AK Steel Holding Corp.................................        100           1,060
 *#Akamai Technologies, Inc............................        900           5,197
 *Akorn, Inc...........................................        100             390
 *Alaska Air Group, Inc................................        200           5,730
 *Albany International Corp. Class A...................        700          14,168
 *Albany Molecular Research, Inc.......................        400           9,246
                                                            SHARES           VALUE+
                                                            ------           ------
 Alberto-Culver Co.....................................        500     $    18,660
 Alberto-Culver Co. Class B............................        600          26,112
 Alcoa, Inc............................................      5,100         196,860
 *Alexion Pharmaceuticals, Inc.........................        200           4,247
 *Alkermes, Inc........................................        200           4,884
 *Allegheny Corp.......................................        100          19,076
 *Allegiance Telecom, Inc..............................      1,900          15,209
 *Allen Telecom, Inc...................................        300           2,655
 Allergan, Inc.........................................      2,700         203,823
 *Alliance Semiconductor Corp..........................        300           3,219
 *Alliant Techsystems, Inc.............................        400          31,520
 *Allied Waste Industries, Inc.........................      3,900          46,176
 Allmerica Financial Corp..............................      1,200          51,468
 *#Alloy Online, Inc...................................        100           1,655
 *Allsctipts Healthcare Solutions, Inc.................        200             636
 Allstate Corp.........................................        400          13,696
 *Alltrista Corp.......................................        100           1,590
 *Alpha Industries, Inc................................        200           4,801
 #Alpharma, Inc. Class A...............................        300           7,194
 *Altera Corp..........................................      2,100          47,817
 *#Amazon.com, Inc.....................................      3,300          37,339
 Ambac, Inc............................................      2,100         117,768
 Ambassadors, Inc......................................        100           1,895
 *AMC Entertainment, Inc...............................        500           7,045
 Amerada Hess Corp.....................................        500          29,050
 *Amerco, Inc..........................................        200           3,601
 *America West Holdings Corp. Class B..................        200             520
 *American Axle & Manufacturing Holdings, Inc..........        600          11,670
 *American Eagle Outfitters, Inc.......................        900          22,005
 American Express Co...................................     15,600         513,396
 American Home Products Corp...........................      1,400          84,140
 American International Group, Inc.....................     25,600       2,109,440
 *American Italian Pasta Co............................        700          25,970
 *American Management Systems, Inc.....................        500           7,672
 *American Medical Security Group, Inc.................        100           1,020
 *American Pacific Corp................................        100             718
 *American Power Conversion Corp.......................      2,900          39,918
 *American Retirement Corp.............................        100             186
 *American Standard Companies, Inc.....................      1,300          82,550
 *American Superconductor Corp.........................        100           1,367
 *American Tower Corp..................................      3,900          34,320
 *American West Bancorporation.........................        100           1,146
 *Americredit Corp.....................................        300           6,930
 *Ameripath, Inc.......................................        200           5,761
 *#Ameritrade Holding Corp.............................      3,200          19,056
 AmerUs Group Co.......................................        100           3,479
 Ametek, Inc...........................................        500          14,425
 *#Amgen, Inc..........................................     16,200       1,074,465
 *Amkor Technology, Inc................................      2,400          37,296
 *AMR Corp.............................................      3,100          66,216
 AmSouth Bancorporation................................        500           9,160
 *Amtran, Inc..........................................        100           1,188
 *#Amylin Pharmaceuticals, Inc.........................        400           3,612
 Anadarko Petroleum Corp...............................      6,000         311,400
 *Anadigics, Inc.......................................        700          11,788
 *Analog Devices, Inc..................................      2,400         102,000

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Anaren Microwave, Inc................................        200     $     3,268
 *Andrew Corp..........................................      1,600          33,720
 *Andrx Group..........................................        600          44,292
 Anheuser-Busch Companies, Inc.........................      1,900          81,890
 *Anixter International, Inc...........................        500          14,385
 *Ann Taylor Stores Corp...............................        200           5,454
 *AnswerThink Consulting Group, Inc....................        400           2,476
 *#AOL Time Warner, Inc................................     64,400       2,247,560
 AON Corp..............................................        100           3,583
 *APAC Teleservices, Inc...............................        700           2,072
 Apache Corp...........................................      3,800         174,762
 *Aphton Corp..........................................        100           1,726
 Apogee Enterprises, Inc...............................        600           9,258
 *Apogent Technologies, Inc............................      1,900          46,360
 *Apollo Group, Inc. (Class A).........................        900          40,450
 *Apple Computer, Inc..................................      6,700         142,676
 Applebees International, Inc..........................        500          16,672
 Applera Corporation - Applied Biosystems Group........      1,700          56,270
 *Applica, Inc.........................................        100             795
 *Applied Extrusion Technologies, Inc..................        200           1,516
 *Applied Materials, Inc...............................     19,400         770,471
 *#Applied Micro Circuits Corp.........................      3,600          49,050
 *Apria Healthcare Group, Inc..........................        600          14,436
 Aptargroup, Inc.......................................        600          19,680
 *Aradigm Corp.........................................        200           1,375
 *Arch Capital Group, Ltd..............................        100           2,372
 Arch Coal, Inc........................................        700          13,993
 Archer-Daniels Midland Co.............................      8,200         126,198
 Arctic Cat, Inc.......................................        100           1,666
 Area Bancshares Corp..................................        100           1,839
 *Arena Pharmaceuticals, Inc...........................        300           3,325
 *Arguss Holdings, Inc.................................        100             298
 *Ariad Pharmaceuticals, Inc...........................        100             429
 *Ariba, Inc...........................................      4,600          19,711
 *Arkansas Best Corp...................................        300           7,339
 *Armor Holdings, Inc..................................        200           4,620
 *Arqule, Inc..........................................        200           2,567
 *Arris Group, Inc.....................................        700           5,687
 *Arrow Electronics, Inc...............................      1,200          33,024
 Arrow International, Inc..............................        300          11,377
 *Art Technology Group, Inc............................        700           2,215
 *Artesyn Technologies, Inc............................        300           2,385
 *Arthrocare Corp......................................        400           6,556
 *Ascential Software Corp..............................      2,700          11,191
 Ashland, Inc..........................................        100           4,265
 *Ashworth, Inc........................................        100             499
 *Aspect Communications Corp...........................        200             640
 *Aspen Technology, Inc................................        200           2,635
 Associated Materials, Inc.............................        100           3,197
 *Astec Industries, Inc................................        500           6,957
 *ASV, Inc.............................................        100           1,117
 *Asyst Technologies, Inc..............................      1,100          12,292
 AT&T Corp.............................................     37,200         650,628
 *Atlantic Coast Airlines, Inc.........................        400           8,282
 *Atlas Air, Inc.......................................        400           6,228
 *Atmel Corp...........................................      6,100          50,294
 *ATMI, Inc............................................        200           4,521
 *Atrix Labs, Inc......................................        100           2,496
 *ATS Medical, Inc.....................................      1,100           4,741
 *Atwood Oceanics, Inc.................................        300           9,630
 *Audiovox Corp. Class A...............................        300           2,175
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aurora Foods, Inc....................................      1,300     $     6,825
 *Auspex Systems, Inc..................................        100             143
 Autodesk, Inc.........................................        200           7,429
 Automatic Data Processing, Inc........................      3,300         183,018
 *AutoNation, Inc......................................      5,600          61,936
 *Autozone, Inc........................................        600          40,380
 *Avanex Corp..........................................        500           3,622
 *Avant Corp...........................................        400           4,108
 *Avant Immunotherapeutics, Inc........................      1,200           4,614
 *Avatar Holdings, Inc.................................        100           2,359
 *Aviall, Inc..........................................        100             522
 *Avid Technology, Inc.................................        100           1,053
 *Avigen, Inc..........................................        100             994
 *Aviron...............................................        300          11,107
 *Avocent Corp.........................................        400           9,526
 Avon Products, Inc....................................      3,500         167,090
 AVX Corp..............................................      1,000          20,800
 *AXT, Inc.............................................        600           8,031
 *Aztar Corp...........................................        400           6,340
 Baker Hughes, Inc.....................................        900          29,673
 Ball Corp.............................................        400          27,408
 *Bally Total Fitness Holding Corp.....................        300           6,372
 BancorpSouth, Inc.....................................        500           7,720
 Bank of New York Co., Inc.............................      2,200          86,328
 *Bank United Financial Corp. Class A..................        800          11,264
 *Barnes & Noble, Inc..................................        500          15,450
 *Barr Laboratories, Inc...............................        500          36,525
 *Barry (R.G.) Corp....................................        100             487
 Baxter International, Inc.............................        700          36,400
 *Bay View Capital Corp................................      1,100           8,019
 *Baycorp Holdings, Ltd................................        100             920
 *Be Aerospace, Inc....................................        900           7,506
 *Bea Systems, Inc.....................................      1,300          21,833
 Bear Stearns Companies, Inc...........................      1,400          80,500
 *Beazer Homes USA, Inc................................        100           6,700
 *Bebe Stores, Inc.....................................        600          11,085
 Beckman Coulter, Inc..................................        200           8,380
 Becton Dickinson & Co.................................      1,900          64,353
 *Bed, Bath and Beyond, Inc............................      2,000          64,910
 BEI Technologies, Inc.................................        700          12,817
 Belden, Inc...........................................        400           8,680
 *Bell Microproducts, Inc..............................        100           1,106
 Belo (A.H.) Corp. Class A.............................      1,200          21,456
 Bemis Co., Inc........................................        200          10,054
 *Benchmark Electronics, Inc...........................        600          11,472
 Berkley (W.R.) Corp...................................        600          32,100
 *Best Buy Co., Inc....................................      1,500         107,085
 *Beta Oil & Gas, Inc..................................        100             458
 *Beverly Enterprises..................................      1,900          17,290
 Big Lots, Inc.........................................      1,600          15,040
 *Bio Technology General Corp..........................      1,000           8,385
 *Biocryst Pharmaceuticals, Inc........................        100             372
 *Biogen, Inc..........................................      2,000         117,760
 *#BioMarin Pharmaceutical, Inc........................        300           3,603
 Biomet, Inc...........................................      5,100         142,876
 *Bionx Implants, Inc..................................        100             407
 *Bio-Rad Laboratories, Inc. Class A...................        100           6,310
 *Biosite Diagnostics, Inc.............................        100           1,649
 *Biosource International, Inc.........................        100             800
 *BioTransplant, Inc...................................        400           3,056
 *BISYS Group, Inc.....................................        200          11,766
 *#BJ Services, Co.....................................      3,400          94,724

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *BJ's Wholesale Club, Inc.............................        700     $    31,500
 Black & Decker Corp...................................        600          22,224
 *Black Box Corp.......................................        100           5,264
 *Blackrock, Inc.......................................        100           3,878
 Block (H.&R.), Inc....................................        200           7,968
 *Blount International, Inc............................        100             361
 Blyth, Inc............................................        400           8,000
 *BMC Software, Inc....................................      2,700          45,225
 *Boca Resorts, Inc....................................        400           4,828
 Boeing Co.............................................      6,000         210,600
 Boise Cascade Corp....................................        100           3,204
 *BOK Financial Corp...................................        700          22,144
 *Bombay Co., Inc......................................        100             255
 *Bone Care International, Inc.........................        100           1,892
 *Borders Group, Inc...................................      1,600          30,800
 Borg Warner Automotive, Inc...........................        400          18,400
 *Borland Software Corp................................        300           4,332
 *Boron, Lepore and Associates, Inc....................        100           1,339
 *Boston Beer Company, Inc. Class A....................        200           2,760
 *Boston Communications Group, Inc.....................        600           6,006
 Boston Private Financial Holdings, Inc................        100           2,020
 *Boston Scientific Corp...............................      5,400         143,640
 Bowater, Inc..........................................        100           4,809
 *Boyd Gaming Corp.....................................        400           2,092
 *Brass Eagle, Inc.....................................        100             457
 *Brigham Exploration Co...............................        100             247
 *Brightpoint, Inc.....................................        300             964
 *Brinker International, Inc...........................      1,200          33,600
 *#Britesmile, Inc.....................................        800           3,316
 *Broadcom Corp........................................      1,900          83,590
 *#Broadvision, Inc....................................      2,600           7,813
 *Broadwing, Inc.......................................        900           8,568
 *Brocade Communications Systems, Inc..................        400          13,140
 *#Brooks Automation, Inc..............................        600          22,053
 *Brown (Tom), Inc.....................................      1,100          25,712
 Brown and Brown, Inc..................................        800          23,296
 Brunswick Corp........................................        200           3,940
 *BTU International, Inc...............................        100             347
 *Buca, Inc............................................        100           1,447
 *Buckeye Technology, Inc..............................        600           5,844
 *Buckle, Inc..........................................        300           6,000
 *Building Materials Holding Corp......................        100           1,094
 Burlington Coat Factory Warehouse Corp................        400           6,680
 Burlington Northern Santa Fe Corp.....................      1,000          29,310
 Burlington Resources, Inc.............................      2,500          87,850
 *BWAY Corp............................................        100             844
 C & D Technologies, Inc...............................        200           4,120
 *C. H. Robinson Worldwide, Inc........................        400          11,032
 *Cable Design Techologies Corp........................      1,300          16,081
 *Cablevision Systems Corp. Class A....................      1,100          46,244
 Cabot Corp............................................        400          14,524
 Cabot Oil & Gas Corp. Class A.........................        500          11,045
 *Cadence Design Systems, Inc..........................        800          19,080
 *Cadiz, Inc...........................................        100             792
 *Cal Dive International, Inc..........................        200           4,275
 *California Coastal Communities, Inc..................        100             440
 Callaway Golf Co......................................        800          12,760
 *Callon Petroleum Co..................................        300           1,770
 *#Calpine Corp........................................      7,300         157,388
                                                            SHARES           VALUE+
                                                            ------           ------
 Cambrex Corp..........................................        200     $     7,776
 *Caminus Corp.........................................        100           1,828
 Campbell Soup Co......................................        800          23,448
 *Candela Laser Corp...................................        100             388
 *Cannondale Corp......................................        100             206
 Capital One Financial Corp............................      4,900         245,147
 *Capital Pacific Holdings, Inc........................        100             380
 *Capital Trust, Inc...................................        100             493
 Caraustar Industries, Inc.............................        100             677
 Carbo Ceramics, Inc...................................        100           3,335
 Cardinal Health, Inc..................................      5,900         403,088
 *CardioDynamics International Corp....................        200           1,450
 *Career Education Corp................................        200           6,255
 *Caremark Rx, Inc.....................................      3,300          49,500
 *Carrizo Oil & Gas, Inc...............................        100             444
 Cascade Natural Gas Corp..............................        100           2,020
 *Casella Waste Systems, Inc. Class A..................        200           2,524
 Casey's General Stores, Inc...........................        400           5,572
 Cash America International, Inc.......................        600           5,490
 *Catalina Marketing Corp..............................        300           9,486
 *Catellus Development Corp............................      2,500          44,625
 Cato Corp. Class A....................................        100           1,851
 *Cavalier Homes, Inc..................................        100             249
 CBRL Group, Inc.......................................      1,200          31,002
 *C-COR Electronics, Inc...............................        200           1,927
 *CDI Corp.............................................        300           5,262
 *CDW Computer Centers, Inc............................        300          16,381
 *Celeritek, Inc.......................................        100           1,299
 *Celgene Corp.........................................        200           6,981
 *Cell Genesys, Inc....................................        900          20,569
 *Cell Therapeutics, Inc...............................        200           5,496
 *Cellegy Pharmaceuticals, Inc.........................        100             749
 *#Cendant Corp........................................     10,100         172,104
 *Centennial Cellular Corp.............................        100             935
 Centex Construction Products, Inc.....................        500          14,875
 Centex Corp...........................................      1,300          58,747
 *Central Garden & Pet Co..............................        100             830
 Central Parking Corp..................................        400           7,020
 Century Aluminum Co...................................        100           1,250
 *Century Business Services, Inc.......................        700           1,183
 *Cephalon, Inc........................................        200          14,546
 *Ceres Group, Inc.....................................        100             321
 *Ceridian Corp........................................      1,700          31,110
 *#Cerner Corp.........................................        600          31,749
 *Cerus Corp...........................................        100           4,250
 *Chalone Wine Group, Ltd..............................        100             974
 *Champion Enterprises, Inc............................      1,000          12,070
 *Championship Auto Racing Teams, Inc..................        100           1,455
 *Charming Shoppes, Inc................................      1,100           5,494
 *Chart Industries, Inc................................        200             440
 *CheckFree Corp.......................................      2,200          37,191
 *Checkpoint System, Inc...............................        200           2,114
 *Cheesecake Factory, Inc..............................        100           3,094
 *Chesapeake Energy Corp...............................      3,000          19,200
 ChevronTexaco Corp....................................      5,800         493,058
 *#Children's Place Retail Stores, Inc.................        100           3,502
 *Chiron Corp..........................................      3,100         134,555
 *Choice Hotels International, Inc.....................        100           1,835
 *Choicepoint, Inc.....................................        300          14,130
 *Chromcraft Revington, Inc............................        100             985
 Chubb Corp............................................        400          28,024

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Church & Dwight Co., Inc..............................        400     $    10,520
 *Ciber, Inc...........................................        300           2,298
 *CIENA Corp...........................................      5,100          90,499
 CIGNA Corp............................................        100           9,123
 Cintas Corp...........................................      1,500          64,132
 *Circuit City Stores, Inc. (Carmax Group).............        800          15,960
 Circuit City Stores, Inc. (Circuit City Group)........      2,600          45,630
 *Cirrus Logic, Inc....................................      1,000          13,315
 *Cisco Sytems, Inc....................................     44,600         911,401
 Citigroup, Inc........................................     31,000       1,484,900
 *Citizens Communications Co...........................      5,500          53,845
 *Citizens, Inc. Class A...............................        400           4,336
 *#Citrix Systems, Inc.................................        300           6,726
 *City Holding Co......................................        200           2,327
 *CKE Restaurants, Inc.................................        800           6,784
 Claire's Stores, Inc..................................        200           2,860
 *Clark/Bardes Holdings, Inc...........................        100           2,190
 *Clayton Homes, Inc...................................      2,600          36,920
 *Clear Channel Communications, Inc....................     11,700         546,741
 Clorox Co.............................................        400          15,808
 *CMG Information Services, Inc........................      3,800           7,923
 *CNA Financial Corp...................................      4,400         123,200
 *CNET Networks, Inc...................................      2,700          20,209
 CNF Transportation, Inc...............................        100           2,543
 *CNS, Inc.............................................        100             550
 Cobalt Corp...........................................        200           1,326
 Coca-Cola Co..........................................     13,800         648,048
 Coca-Cola Enterprises, Inc............................      8,400         146,580
 *Cognex Corp..........................................        200           4,479
 *Coherent, Inc........................................        200           6,115
 *Coinstar, Inc........................................        400           9,550
 *Cole (Kenneth) Productions, Inc. Class A.............        300           3,990
 *Cole National Corp. Class A..........................        100           1,500
 Colgate-Palmolive Co..................................      6,700         391,012
 *Collins & Aikman Corp................................      1,300          10,335
 *Colonial Bancgroup, Inc..............................        200           2,650
 *Colorado Medtech, Inc................................        100             331
 *Columbia Banking System, Inc.........................        300           4,138
 *Columbia Sportswear Co...............................        200           6,393
 *Comcast Corp. Class A................................        400          15,126
 *#Comcast Corp. Class A Special.......................     17,600         669,768
 *Comfort Systems USA, Inc.............................        100             340
 Commerce Bancshares, Inc..............................        105           3,966
 *Commerce One, Inc....................................      2,900           9,106
 Commercial Federal Corp...............................        400          10,176
 *Commscope, Inc.......................................        700          13,804
 *Compucom Systems, Inc................................        100             204
 *CompuCredit Corp.....................................      1,100           9,300
 Computer Associates International, Inc................      8,900         296,103
 *Computer Horizons Corp...............................        100             308
 *Computer Network Technology Corp.....................        200           3,745
 *Computer Sciences Corp...............................      2,400         114,360
 *Compuware Corp.......................................      4,700          52,569
 *Comstock Resources, Inc..............................        500           3,305
 *Comverse Tecnology, Inc..............................      2,100          44,929
 *Conceptus, Inc.......................................        100           1,896
 *Concord Camera Corp..................................        400           1,880
 *Concord EFS, Inc.....................................      8,000         239,560
                                                            SHARES           VALUE+
                                                            ------           ------
 *Concurrent Computer Corp.............................        100     $     1,474
 *Conmed Corp..........................................        400           7,188
 *Connitics Corp.......................................        300           3,180
 *Conrad Industries, Inc...............................        100             517
 *Conseco, Inc.........................................      3,100          13,113
 *Consolidated Freightways Corp........................        100             400
 *Consolidated Graphics, Inc...........................        700          12,712
 *Constellation Brands, Inc............................      1,100          41,690
 Constellation Energy Group............................        900          21,375
 *#Continental Airlines, Inc...........................      1,100          25,278
 *Convera Corp.........................................        100             295
 *Convergys Corp.......................................        900          29,907
 *Cooper Cameron Corp..................................      1,400          51,296
 Cooper Companies, Inc.................................        200           8,820
 Coors (Adolph) Co. Class B............................        300          17,109
 *Copart, Inc..........................................        200           6,857
 *Cor Therapeutics, Inc................................        100           2,100
 *Corixa Corp..........................................      1,100          16,566
 Corn Products International, Inc......................        300           9,765
 *Cornell Corrections, Inc.............................        200           3,210
 *Corporate Executive Board Co.........................        100           3,327
 *Corrections Corporation of America...................        200           3,160
 *Corvas International, Inc............................        700           4,627
 *Cost Plus, Inc.......................................        100           2,056
 *CoStar Group, Inc....................................        300           5,812
 *Costco Wholesale Corp................................      5,500         224,702
 Countrywide Credit Industries, Inc....................      1,700          72,216
 *Covance, Inc.........................................        600          12,000
 *Covansys Corp........................................        200           1,866
 *Covanta Energy Corp..................................        700           7,525
 *Covenant Transport, Inc. Class A.....................        100           1,330
 *Coventry Health Care, Inc............................        800          16,784
 *Cox Communications, Inc..............................     11,200         436,240
 *Cox Radio, Inc.......................................        600          13,968
 Crane Co..............................................        200           4,740
 *Credence Systems Corp................................      1,000          16,585
 *Credit Acceptance Corp...............................        500           4,490
 *Cree Research, Inc...................................        400           9,952
 *Crestline Capital Corp...............................        200           5,880
 *Critical Path, Inc...................................        600           1,437
 Crompton Corp.........................................        100             800
 *Cross (A.T.) Co. Class A.............................        100             530
 *Crown Castle International Corp......................      4,300          46,827
 *Crown Cork & Seal Co., Inc...........................      1,500           1,515
 *Cryolife, Inc........................................        100           3,060
 *CSK Auto Corp........................................        200           1,688
 *CSS Industries, Inc..................................        100           2,829
 CSX Corp..............................................      1,800          67,320
 CTS Corp..............................................        200           3,000
 *Cubist Pharmaceuticals, Inc..........................        100           3,578
 Culp, Inc.............................................        100             375
 *Cumulus Media, Inc. Class A..........................        300           3,736
 *CUNO, Inc............................................        300           9,295
 *CuraGen Corp.........................................        400           9,498
 Curtiss-Wright Corp...................................        100           4,240
 *CV Therapeutics, Inc.................................        100           5,514
 #CVS Corp.............................................        900          24,255
 *Cyberonics, Inc......................................        100           2,448
 *Cygnus, Inc..........................................        300           1,639
 *Cymer, Inc...........................................        900          21,186
 *Cypress Semiconductor Corp...........................      1,000          23,020
 *Cytec Industries, Inc................................        700          17,913

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cytogen Corp.........................................        300     $       997
 *Cytyc Corp...........................................        200           4,884
 *Daisytek International Corp..........................        100           1,261
 *Daktronics, Inc......................................        200           1,624
 *Dal-Tile International, Inc..........................        700          15,050
 Dana Corp.............................................      4,600          63,020
 Danaher Corp..........................................      3,400         199,410
 *Danielson Holding Corp...............................        100             369
 Darden Restaurants, Inc...............................      1,700          52,258
 Datascope Corp........................................        200           7,522
 *DaVita, Inc..........................................      1,200          27,180
 *Deckers Outdoor Corp.................................        100             380
 Deere & Co............................................        600          23,994
 *Del Laboratories, Inc................................        105           1,575
 *Dell Computer Corp...................................     14,400         402,120
 Delphi Automotive Systems Corp........................      1,000          13,720
 Delphi Financial Group, Inc. Class A..................        200           6,650
 Delta Air Lines, Inc..................................      2,100          60,858
 Delta and Pine Land Co................................        800          16,976
 *Denbury Resources, Inc...............................      1,400           9,072
 *Dendrite International, Inc..........................        200           2,615
 *DENTSPLY International, Inc..........................        700          32,585
 *DeVry, Inc...........................................        100           2,599
 Diagnostic Products Corp..............................        400          17,364
 Dial Corp.............................................      1,600          28,016
 Diamond Offshore Drilling, Inc........................        800          22,160
 *DiamondCluster International, Inc....................        200           1,989
 *Dianon Systems, Inc..................................        100           4,859
 *Digene Corp..........................................        100           3,192
 *Digital Lightwave, Inc...............................        100             901
 Dillards, Inc. Class A................................        300           4,965
 Disney (Walt) Co......................................     13,100         268,157
 *Ditech Communications Corp...........................        100             521
 *Dixie Group, Inc.....................................        100             480
 *DMC Stratex Networks, Inc............................      1,000           7,010
 *Documentum, Inc......................................        100           1,890
 Dole Food Co., Inc....................................        200           4,710
 Dollar General Corp...................................      2,200          29,700
 *Dollar Thrifty Automotive Group, Inc.................        200           2,690
 *Dollar Tree Stores, Inc..............................        500          14,017
 Donaldson Co., Inc....................................        400          14,560
 *DoubleClick, Inc.....................................      2,700          24,313
 Dover Corp............................................        700          25,802
 Downey Financial Corp.................................        700          25,060
 *Dress Barn, Inc......................................        100           2,296
 *Drew Industries, Inc.................................        100             930
 Dreyer's Grand Ice Cream, Inc.........................        300          10,498
 *Dril-Quip, Inc.......................................        500           9,660
 *DSP Group, Inc.......................................        100           2,231
 *DST Systems, Inc.....................................      1,000          47,700
 *Duane Reade, Inc.....................................        200           6,590
 *Ducommun, Inc........................................        100             995
 *DuPont Photomasks, Inc...............................        300          11,308
 *Dura Automotive Systems, Inc.........................        200           1,768
 *Duratek, Inc.........................................        100             455
 *DUSA Pharmaceuticals, Inc............................        100             820
 *DVI, Inc.............................................        100           1,701
 *Dwyer Group, Inc.....................................        100             345
 *Dycom Industries, Inc................................        500           8,150
 #Dynegy, Inc..........................................      1,900          57,665
 *E Trade Group, Inc...................................      5,800          46,400
 E.W. Scripps Co.......................................        600          38,310
                                                            SHARES           VALUE+
                                                            ------           ------
 *EarthLink, Inc.......................................      1,800     $    26,586
 *#EarthShell Corp.....................................      1,300           3,373
 East West Bancorp, Inc................................        300           6,625
 Eaton Corp............................................        200          13,922
 Eaton Vance Corp......................................        500          16,140
 *eBay, Inc............................................      1,100          74,860
 *#Echelon Corp........................................        600           8,526
 *Echostar Communications Corp. Class A................      2,600          68,835
 Ecolab, Inc...........................................        800          29,920
 *Edge Petroleum Corp..................................        100             422
 *Edison International.................................      6,700         101,170
 *Education Management Corp............................        100           3,680
 *EGL, Inc.............................................        900          13,590
 El Paso Corp..........................................      5,200         231,400
 *El Paso Electric Co..................................        900          12,339
 Elcor Corp............................................        300           7,413
 *Electro Rent Corp....................................        300           3,865
 *Electro Scientific Industries, Inc...................        200           5,671
 *Electroglas, Inc.....................................        100           1,422
 *Electronic Arts, Inc.................................        400          24,186
 Electronic Data Systems Corp..........................      1,800         124,596
 *Electronics for Imaging, Inc.........................        500          10,967
 *Elizabeth Arden, Inc.................................        700          10,013
 *EMC Corp. MA.........................................     17,600         295,504
 *Emcor Group, Inc.....................................        100           4,545
 *EMCORE Corp..........................................        200           2,683
 *Emisphere Technologies, Inc..........................        200           5,719
 *Emmis Broadcasting Corp. Class A.....................        600           9,948
 *EMS Technologies, Inc................................        200           3,236
 *Emulex Corp..........................................      1,100          35,854
 *Encompass Services Corp..............................        400             584
 *Encore Wire Corp.....................................        300           3,457
 *Endocare, Inc........................................        100           1,654
 Energy East Corp......................................        200           3,642
 Engineered Support Systems, Inc.......................        200           8,494
 ENSCO International, Inc..............................      2,900          58,348
 *Enterrasys Networks, Inc.............................      1,400          13,874
 *Entrust Technologies, Inc............................        300           2,386
 *Enzo Biochem, Inc....................................        100           2,238
 *Enzon, Inc...........................................        300          17,584
 EOG Resources, Inc....................................      2,500          87,450
 Equifax, Inc..........................................      2,000          49,780
 Equitable Resources, Inc..............................        200           6,502
 *Equity Marketing, Inc................................        100           1,205
 *Equity Oil Co........................................        100             187
 *Esco Technologies, Inc...............................        100           2,985
 *ESS Technology, Inc..................................        200           3,743
 *Estee Lauder Companies, Inc..........................      2,400          80,088
 *Esterline Technologies Corp..........................        800          12,080
 Ethan Allen Interiors, Inc............................        600          22,128
 *Evergreen Resources, Inc.............................        300          11,640
 *Exar Corp............................................        200           3,962
 *Excel Technology, Inc................................        600           9,762
 *EXCO Resources, Inc..................................        100           1,352
 Expeditors International of Washington................        500          24,977
 *Express Scripts, Inc. Class A........................        200           8,247
 *Extended Stay America, Inc...........................      1,200          18,840
 *Extreme Networks, Inc................................      1,500          23,797
 Exxon Mobil Corp......................................      3,900         145,860
 *Factory 2-U Stores, Inc..............................        100           1,654

                                       87
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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Factset Research Systems, Inc.........................        100     $     2,998
 Fair, Isaac & Co., Inc................................        200          11,828
 *Fairchild Corp. Class A..............................        100             331
 *Fairchild Semiconductor Corp. Class A................      1,200          29,400
 Family Dollar Stores, Inc.............................        700          20,860
 *Fastenal Co..........................................        400          24,118
 *Federated Department Stores, Inc.....................      3,300         122,100
 *FedEx Corp...........................................      5,200         238,472
 *FEI Co...............................................        100           2,932
 *Fibermark, Inc.......................................        100             519
 Fidelity National Financial, Inc......................        300           6,813
 Fifth Third Bancorp...................................      4,100         246,266
 *Filenet Corp.........................................        600          10,110
 *Financial Federal Corp...............................        200           5,662
 *Finish Line, Inc. Class A............................        600           7,776
 First American Financial Corp.........................        400           7,140
 *First Banks America, Inc.............................        100           3,040
 First Citizens Bancshares, Inc........................        100           9,314
 First Commonwealth Financial Corp.....................        100           1,155
 *First Consulting Group, Inc..........................        200           2,765
 First Data Corp.......................................      5,900         432,116
 First Financial Bancorp...............................        100           1,645
 *First Health Group Corp..............................      1,200          28,782
 First Niagara Financial Group, Inc....................        100           1,625
 *First Republic Bank..................................        200           4,336
 First Years, Inc......................................        100           1,134
 *FirstFed Financial Corp..............................        200           4,790
 *Fiserv, Inc..........................................      1,400          54,747
 *Fisher Scientific International, Inc.................        200           5,450
 Flagstar Bancorp, Inc.................................        100           2,198
 *Flander Corp.........................................        200             414
 Fleetwood Enterprises, Inc............................        100           1,255
 #Fleming Companies, Inc...............................        500          12,950
 Florida East Coast Industries, Inc....................        100           2,200
 Florida Rock Industries, Inc..........................        300           9,225
 *Flow International Corp..............................        200           2,074
 *Flowserve Corp.......................................        600          14,754
 *FMC Corp.............................................        600          32,130
 *Foamex International, Inc............................        100             750
 *Foot Locker, Inc.....................................      1,800          29,052
 *Footstar, Inc........................................        200           6,180
 Ford Motor Co.........................................        500           9,470
 Forest City Enterprises, Inc. Class A.................        300          10,245
 Forest City Enterprises, Inc. Class B.................        150           5,205
 *Forest Laboratories, Inc.............................      2,500         177,000
 *Forest Oil Corp......................................      1,300          33,852
 *Forrester Resh, Inc..................................        300           5,368
 *Forward Air Corp., Inc...............................        100           3,020
 *Fossil, Inc..........................................        700          15,144
 *Foster (L.B.) Co. Class A............................        100             467
 *Four Kids Entertainment, Inc.........................        200           4,064
 *#FPIC Insurance Group, Inc...........................        100           1,384
 *Franklin Covey Co....................................        100             620
 Franklin Resources, Inc...............................      4,500         160,875
 Freds, Inc. Class A...................................        100           3,328
 *Freeport McMoran Copper & Gold, Inc. Class B.........      1,300          17,355
 *Friedman Billings Ramsey Group, Inc. Class A.........        200             900
 *Frontier Airlines, Inc...............................        200           2,951
 Frontier Oil Corp.....................................        800          12,856
                                                            SHARES           VALUE+
                                                            ------           ------
 *FSI International, Inc...............................        900     $     6,975
 *FTI Consulting, Inc..................................        100           3,268
 *FuelCell Energy, Inc.................................        800          12,612
 *Furniture Brands International, Inc..................        900          23,625
 *FYI, Inc.............................................        100           2,806
 G & K Services, Inc. Class A..........................        200           6,236
 *Gabelli Asset Management, Inc........................        100           4,200
 *Gadzooks, Inc........................................        100           1,122
 *Galaxy Nutritional Foods, Inc........................        100             540
 Gallagher (Arthur J.) & Co............................        300          10,950
 Gannett Co., Inc......................................      2,200         152,790
 Gap, Inc..............................................      8,500         112,455
 *Gardner Denver Machinery, Inc........................        200           4,340
 *Gartner Group, Inc...................................        100             995
 *Gateway, Inc.........................................      5,000          47,000
 *Gaylord Entertainment Co.............................        400           9,364
 Gencorp, Inc..........................................        500           6,375
 *Gene Logic, Inc......................................        300           5,490
 *Genentech, Inc.......................................      9,500         545,775
 General Cable Corp....................................        200           2,400
 *General Communications, Inc. Class A.................        600           5,955
 General Dynamics Corp.................................      1,500         124,725
 #General Electric Co..................................     49,800       1,917,300
 General Mills, Inc....................................        700          34,545
 *Genesco, Inc.........................................        100           1,920
 *Genlyte Group, Inc...................................        300           8,407
 *Genome Therapeutics Corp.............................        100             747
 *GenStar Therapeutics Corp............................        100             260
 *#Genta, Inc..........................................        800          12,804
 *Gentex Corp..........................................      1,500          35,782
 *Genus, Inc...........................................        100             317
 *Genzyme Corp.........................................      3,900         213,037
 *Genzyme Transgenics Corp.............................        500           2,490
 Georgia Gulf Corp.....................................        500           8,930
 *Getty Images, Inc....................................        500           9,912
 *Giant Industries, Inc................................        100             882
 Gibraltar Steel Corp..................................        100           1,874
 *Gilead Sciences, Inc.................................      1,300          93,762
 Gillette Co...........................................        800          26,160
 *Global Imaging Systems, Inc..........................        600           8,037
 *#Global Sports, Inc..................................        200           3,773
 *GlobalSantaFe Corp...................................      1,995          48,279
 *GlobeSpan, Inc.......................................      1,100          14,338
 Gold Banc Corp........................................        200           1,455
 Golden State Bancorp, Inc.............................        800          19,896
 Golden West Financial Corp............................      2,100         108,570
 *Good Guys, Inc.......................................        100             362
 *Goodrich Petroleum Corp..............................        100             450
 Goodyear Tire & Rubber Co.............................        600          13,440
 *Goodys Family Clothing, Inc..........................        100             431
 *GP Strategies Corp...................................        100             270
 Graco, Inc............................................        200           6,960
 *Graphic Packaging International Corp.................        400           2,316
 Great American Financial Resources, Inc...............        500           9,205
 *Great Atlantic & Pacific Tea Co., Inc................        300           7,185
 Great Lakes Chemical Corp.............................        500          12,210
 Great Plains Energy, Inc..............................      1,000          24,010
 *Grey Wolf, Inc.......................................      3,800          10,450
 *Griffon Corp.........................................      1,100          15,455
 *Group 1 Automotive, Inc..............................        600          18,708

                                       88
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Grubb & Ellis Co.....................................        100     $       260
 *Guess, Inc...........................................        300           2,010
 *Guidant Corp.........................................      3,800         185,478
 *Guilford Pharmaceuticals, Inc........................        500           6,512
 *Guitar Center, Inc...................................        100           1,303
 *Gulf Island Fabrication, Inc.........................        200           2,359
 *Gundle/SLT Environmental, Inc........................        100             248
 *Gymboree Corp........................................        200           2,351
 *Haemonetics Corp.....................................        200           8,100
 *Hain Celestial Group, Inc............................        300           7,909
 Halliburton Co........................................        800          17,144
 *Handleman Co.........................................        300           4,128
 *Hanger Orthopedic Group, Inc.........................        600           3,660
 *Hanover Compressor Co................................      1,200          31,044
 Harland (John H.) Co..................................        100           1,985
 Harley-Davidson, Inc..................................      5,200         273,416
 Harleysville Group, Inc...............................        100           2,412
 Harman International Industries, Inc..................      1,100          46,937
 *Harmonic Lightwaves, Inc.............................        400           4,872
 *Harrahs Entertainment, Inc...........................      1,800          58,014
 Harris Corp...........................................        400          12,760
 Harte-Hanks, Inc......................................      1,000          25,000
 Hartford Financial Services Group, Inc................        800          47,360
 Hasbro, Inc...........................................      3,300          54,285
 *Hawk Corp............................................        100             295
 HCA, Inc..............................................      7,300         283,167
 HCC Insurance Holdings, Inc...........................        600          16,356
 *Headwaters, Inc......................................        200           2,299
 *Health Management Associates, Inc....................      3,600          70,236
 *Health Net Inc.......................................      2,500          50,000
 *Healthcare Recoveries, Inc...........................        100             445
 *Healthsouth Corp.....................................      6,600          97,152
 *Hearst-Argyle Television, Inc........................        700          14,875
 *Heartland Express, Inc...............................        100           2,811
 Heico Corp............................................        200           2,910
 *Heidrick & Struggles International, Inc..............        300           5,044
 Helmerich & Payne, Inc................................        700          19,719
 Henry Jack & Associates, Inc..........................        500          11,945
 *Hercules, Inc........................................      2,800          28,280
 *Herley Industries, Inc...............................        100           1,339
 Herman Miller, Inc....................................        900          19,678
 Hershey Foods Corp....................................        600          39,276
 *Hexcel Corp..........................................        500           1,290
 Hibernia Corp.........................................        600           9,828
 *High Plains Corp.....................................        100             560
 *Highlands Insurance Group, Inc.......................        100              25
 Hilb Rogal Hamilton Co................................        100           5,943
 Hillenbrand Indutries, Inc............................        200          10,528
 Hilton Hotels Corp....................................      3,400          33,660
 *Hines Horticulture, Inc..............................        100             363
 *Hispanic Broadcasting Corp...........................      1,400          30,590
 *HNC Software, Inc....................................        200           4,290
 *Hollis-Eden Pharmaceuticals, Inc.....................        200           1,990
 *Hollywood Entertainment Corp.........................        200           2,988
 *Hollywood Media Corp.................................        100             399
 *Hologic, Inc.........................................        600           6,381
 Home Depot, Inc.......................................     29,900       1,395,134
 Hooper Holmes, Inc....................................        900           6,885
 *Horizon Offshore, Inc................................        400           2,868
 *Horizon Organic Holding Corp.........................        100           1,326
                                                            SHARES           VALUE+
                                                            ------           ------
 Horton (D.R.), Inc....................................        600     $    16,812
 *Hot Topic, Inc.......................................        500          14,205
 Household International, Inc..........................      1,400          82,586
 *Houston Exploration Co...............................      1,000          30,450
 *Hovnanian Enterprises, Inc. Class A..................        300           4,143
 *Huffy Corp...........................................        100             553
 *Human Genome Sciences, Inc...........................        800          34,012
 *Humana, Inc..........................................      3,900          49,062
 *Hunt (J.B.) Transport Services, Inc..................        400           7,122
 Huntington Bancshares, Inc............................        100           1,619
 *Hutchinson Technology, Inc...........................        700          14,724
 *Hypercom Corp........................................        300           1,902
 *Hyperion Solutions Corp..............................        300           5,743
 *Hyseq, Inc...........................................        100             823
 *i2 Technologies Inc..................................      6,000          34,410
 *#i3 Mobile, Inc......................................        100             208
 ICN Pharmaceuticals, Inc..............................        900          26,802
 *ICOS Corp............................................        200          12,073
 *ICU Medical, Inc.....................................        100           4,296
 *IDEC Pharmaceuticals Corp............................      1,800         126,549
 *#Identix, Inc........................................        100             838
 *IDEXX Laboratories, Inc..............................        300           8,704
 *IDT Corp.............................................        300           4,050
 *IDX Systems Corp.....................................        200           2,577
 *iGate Capital Corp...................................        100             415
 *#IGEN, Inc...........................................        100           3,593
 *IHOP Corp............................................        600          16,980
 *II-VI, Inc...........................................        700          11,378
 Illinois Tool Works, Inc..............................      1,900         116,565
 *Image Entertainment, Inc.............................        100             193
 *Imation Corp.........................................        200           4,336
 IMC Global, Inc.......................................      2,100          24,675
 *Imclone Systems, Inc.................................        300          21,583
 IMCO Recycling, Inc...................................        300           1,983
 *Immunex Corp.........................................      7,400         199,837
 *Immunogen, Inc.......................................        200           3,285
 *Immunomedics, Inc....................................        200           4,783
 *Impath, Inc..........................................        100           3,728
 *Impax Laboratoroes, Inc..............................        100           1,050
 *#Impco Technologies, Inc.............................        200           2,793
 IMS Health, Inc.......................................        900          18,432
 *Incyte Pharmaceuticals, Inc..........................      1,000          19,015
 Independence Community Bank Corp......................        100           2,365
 *IndyMac Bancorp, Inc.................................      1,400          31,766
 *Inet Technologies, Inc...............................        300           2,433
 *InFocus Corp.........................................        900          20,313
 *Infogrames, Inc......................................        200           1,530
 *Informatica Corp.....................................        600           7,998
 *Information Holdings, Inc............................        300           7,050
 *Information Resources, Inc...........................        100             815
 *InfoSpace, Inc.......................................      3,300           6,715
 *infoUSA, Inc.........................................        300           1,707
 Ingersoll-Rand Co.....................................        800          33,512
 *Ingram Micro, Inc....................................        900          13,860
 *Inhale Therapeutic Systems, Inc......................        800          13,028
 *Inktomi Corp.........................................      2,100          10,468
 *Input/Output, Inc....................................        400           3,120
 *Insight Enterprises, Inc.............................        800          15,844
 *Insignia Financial Group, Inc........................        300           3,054
 *Insituform Technologies, Inc. Class A................        400           8,820
 *Insmed, Inc..........................................      2,200           7,403

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Integra Lifesciences Corp............................        600     $    16,245
 *Integrated Device Technology, Inc....................      1,100          32,527
 *Integrated Electrical Services, Inc..................        200             816
 *Integrated Silicon Solution, Inc.....................        600           6,951
 #Intel Corp...........................................     78,800       2,573,214
 *Intellidata Technologies Corp........................        200             607
 *Inter Parfums, Inc...................................        100             767
 Interactive Data Corp.................................      2,600          34,905
 *InterCept Group, Inc.................................        200           6,535
 *Interdigital Communications Corp.....................        400           3,718
 *Intergraph Corp......................................        400           4,852
 *Interlogix, Inc......................................        100           2,641
 *Interlott Technologies, Inc..........................        100             430
 *Intermagnetics General Corp..........................        100           2,331
 *InterMune, Inc.......................................        200           9,358
 International Business Machines Corp..................     16,500       1,907,235
 *#International Game Technology.......................        900          55,791
 *International Rectifier Corp.........................        500          16,730
 *International Speciality Products, Inc...............      1,100           9,130
 International Speedway Corp. Class A..................        200           7,954
 *Internet Security Systems, Inc.......................        300           9,732
 *Interneuron Pharmaceuticals, Inc.....................        200           1,714
 *Interpore International, Inc.........................        300           2,398
 Interpublic Group of Companies, Inc...................        500          14,565
 *Intersil Corp........................................        700          23,436
 Interstate Bakeries Corp..............................        400           9,856
 Inter-Tel, Inc........................................        400           7,304
 *Intervoice, Inc......................................        100           1,413
 *Interwoven, Inc......................................        700           6,258
 *Intevac, Inc.........................................        100             280
 Intimate Brands, Inc..................................        100           1,435
 *Intuit, Inc..........................................      2,000          87,820
 Invacare Corp.........................................        800          28,320
 *Investment Technology Group, Inc.....................        700          40,250
 Investors Financial Services Corp.....................        400          26,406
 *#Invision Technologies, Inc..........................        600          15,099
 *Invitrogen Corp......................................        900          61,420
 *Iomega Corp..........................................        300           2,040
 *Ionics, Inc..........................................        300           8,145
 *Iron Mountain, Inc...................................        600          25,980
 *Isis Pharmaceuticals, Inc............................        400           9,106
 *Isle of Capri Casinos, Inc...........................        700           9,082
 *IT Group, Inc .......................................        100             110
 *ITT Educational Services, Inc........................        100           3,735
 ITT Industries, Inc...................................      1,400          68,656
 *ITXC Corp............................................        700           5,295
 *IVAX Corp............................................      1,300          26,780
 *Ivex Packaging Corp..................................        700          12,495
 *IXYS Corp............................................        100             610
 *J & J Snack Foods Corp...............................        100           2,390
 *J. D. Edwards & Co...................................      1,100          14,531
 *J. Jill Group, Inc...................................        100           1,973
 *Jabil Circuit, Inc...................................      1,400          36,820
 *Jack in the Box, Inc.................................        700          18,116
 *Jacobs Engineering Group, Inc........................        700          48,265
 *Jakks Pacific, Inc...................................        400           9,994
 *JDA Software Group, Inc..............................        200           3,361
 *#JDS Uniphase Corp...................................     22,400         225,792
 Jefferies Group, Inc..................................        800          28,280
 JLG Industries, Inc...................................        800           7,640
                                                            SHARES           VALUE+
                                                            ------           ------
 *JNI Corp.............................................        100     $       932
 Johnson & Johnson.....................................     22,300       1,298,975
 *Johnson Outdoors, Inc................................        100             712
 *Jones Apparel Group, Inc.............................      2,600          81,172
 *Jones Lang LaSalle, Inc..............................        300           4,785
 *Journal Register Co..................................        800          15,200
 *JPS Industries, Inc..................................        100             495
 *Juniper Networks, Inc................................      1,400          34,405
 *K Mart Corp..........................................      8,300          50,630
 K Swiss, Inc. Class A.................................        100           3,197
 *K2, Inc..............................................        200           1,670
 *Kaiser Aluminum Corp.................................        800           1,488
 *Kansas City Southern Industries, Inc.................        500           6,940
 KB Home Corp..........................................        200           6,724
 *#KCS Energy, Inc.....................................      3,100           8,990
 *Keane, Inc...........................................        400           6,700
 *Kemet Corp...........................................      1,300          21,970
 *Kendle International, Inc............................        100           1,640
 Kennametal, Inc.......................................        500          19,955
 *Kennedy-Wilson, Inc..................................        100             354
 *Kensey Nash Corp.....................................        100           2,039
 *Key Energy Group, Inc................................      1,800          14,850
 *Key Production Co., Inc..............................        300           4,710
 KeyCorp...............................................      3,100          70,990
 *Keystone Automotive Industries, Inc..................        200           3,143
 *kforce.com, Inc......................................        100             485
 Kimberly Clark Corp...................................        600          34,902
 #Kinder Morgan, Inc...................................      2,500         122,325
 *King Pharmaceuticals, Inc............................      3,200         127,488
 *Kirby Corp...........................................        200           5,260
 *KLA-Tencor Corp......................................      1,700          85,382
 #Knight Ridder, Inc...................................        200          12,120
 *Knight Trading Group, Inc............................      2,900          33,770
 *Knight Transportation, Inc...........................        100           2,775
 *Kohls Corp...........................................      2,400         162,840
 *Kopin Corp...........................................        100           1,614
 *Korn/Ferry International.............................        500           4,300
 *Kos Pharmaceuticals, Inc.............................        100           3,150
 *Kraft Foods, Inc.....................................      6,000         198,720
 *#Krispy Kreme Doughnuts, Inc.........................        100           3,725
 *Kroger Co............................................      6,000         151,920
 *Kroll, Inc...........................................        700          10,017
 *Kulicke & Soffa Industries, Inc......................        800          12,604
 *K-V Pharmaceutical Co. Class A.......................        100           2,560
 *#L-3 Communications Holdings, Inc....................        700          58,366
 *La Jolla Pharmceutical Co............................        700           5,939
 *Labor Ready, Inc.....................................        600           2,742
 *Laboratory Corp. of America Holdings, Inc............        300          23,070
 *Labranche & Co., Inc.................................      1,100          34,375
 Laclede Group, Inc....................................        300           7,110
 *Ladish Co., Inc......................................        200           1,786
 Lafarge Corp..........................................        600          21,978
 *Lam Research Corp....................................      2,400          52,596
 *Lamar Advertising Co.................................      1,000          37,045
 *Lamson & Sessions Co.................................        100             342
 *Lancer Corp..........................................        100             452
 Landamerica Financial Group, Inc......................        200           4,900
 *Landec Corp..........................................        100             329
 Landrys Seafood Restaurants, Inc......................        400           7,860
 *Lands End, Inc.......................................        200           9,190
 *Landstar Systems, Inc................................        100           6,940

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Lattice Semiconductor Corp...........................      1,300     $    25,304
 La-Z-Boy, Inc.........................................        100           2,100
 *LCC International, Inc. Class A......................        200           1,341
 *Lear Corp............................................      1,600          57,200
 *Learning Tree International, Inc.....................        100           2,401
 *Leather Factory, Inc.................................        100             205
 *Legato Systems, Inc..................................        400           3,930
 Legg Mason, Inc.......................................        500          23,625
 Lehman Brothers Holdings, Inc.........................      5,300         350,595
 Lennar Corp...........................................        800          29,760
 *#Level 3 Communications, Inc.........................      6,800          37,910
 *Lexicon Genetics, Inc................................        800           8,020
 *Lexmark International Group, Inc.....................        200          10,334
 Libbey, Inc...........................................        100           3,300
 *Liberate Technologies, Inc...........................        800           7,352
 *Liberty Digital, Inc.................................        200             652
 Liberty Financial Companies, Inc......................      1,200          40,044
 *Liberty Media Corp...................................     27,000         355,050
 *Liberty Media Corp...................................      1,900          26,980
 *Ligand Pharmaceuticals, Inc. Class B.................        600           9,918
 *Lightbridge, Inc.....................................        200           2,537
 Lilly (Eli) & Co......................................      1,900         157,073
 Limited, Inc..........................................        500           6,960
 *Lincare Holdings, Inc................................      1,700          50,507
 Lindsay Manufacturer Co...............................        100           1,875
 Linear Technology Corp................................      3,900         160,037
 *Linens 'n Things, Inc................................        300           7,200
 *Littlefuse, Inc......................................        300           7,484
 Liz Claiborne, Inc....................................        600          29,988
 *LLEX Oncology, Inc...................................        100           2,617
 *LMI Aerospace, Inc...................................        100             404
 LNR Property Corp.....................................        400          11,440
 Lockheed Martin Corp..................................      6,900         320,505
 *Lodgenet Entertainment Corp..........................        100           1,609
 Loews Corp............................................      3,100         176,173
 *Lone Star Technologies, Inc..........................        500           7,555
 Louisiana-Pacific Corp................................      1,300           9,984
 Lowe's Companies, Inc.................................      9,000         407,790
 *LSI Logic Corp.......................................      4,100          66,625
 *LTX Corp.............................................        300           6,396
 Lucent Technologies, Inc..............................     62,500         457,500
 *#Luminex Corp........................................        100           1,535
 *M & F Worldwide Corp.................................        200             904
 M & T Bank Corp.......................................        500          35,250
 MacDermid, Inc........................................      1,100          15,213
 *Mackie Designs, Inc..................................        100             420
 *Macromedia, Inc......................................        400           8,924
 *Macrovision Corp.....................................        200           6,960
 *Madden (Steven), Ltd.................................        600           7,203
 *Magellan Health Services, Inc........................        300           3,165
 *Magna Entertainment Corp.............................        300           1,763
 *Magnetek, Inc........................................        300           2,727
 *Magnum Hunter Resources, Inc.........................        500           4,250
 *Mail-Well, Inc.......................................      1,200           4,740
 *Mallon Resources Corp................................        100             317
 *Management Network Group, Inc........................        200           1,236
 *Mandalay Resort Group................................        900          19,440
 *Manhattan Associates, Inc............................        100           3,027
 Manitowoc Co., Inc....................................        200           5,690
 *Manor Care, Inc......................................      1,100          25,685
 Manpower, Inc.........................................        600          19,542
 *Manugistic Group, Inc................................      1,100          12,936
                                                            SHARES           VALUE+
                                                            ------           ------
 *Mapinfo Corp.........................................        100     $     1,388
 *Markel Corp..........................................        100          18,327
 *MarkWest Hydrocarbon, Inc............................        100             580
 Marriott International, Inc. Class A..................      1,500          56,430
 Marsh & McLennan Companies, Inc.......................        200          21,394
 Marshall & Isley Corp.................................        100           6,143
 *Martek Biosciences Corp..............................        100           2,184
 Masco Corp............................................      1,300          27,209
 Massey Energy Co......................................        500           8,885
 *Mastec, Inc..........................................        400           2,180
 *Material Sciences Corp...............................        100             978
 *Matria Healthcare, Inc...............................        100           2,562
 *MatrixOne, Inc.......................................        200           1,648
 Mattel, Inc...........................................     10,300         189,623
 Matthews International Corp. Class A..................        600          14,505
 *Mattson Technology, Inc..............................        300           2,204
 *Maui Land & Pineapple Company, Inc...................        100           2,344
 *Maverick Tube Corp...................................        600           6,294
 *Maxim Integrated Products, Inc.......................      1,900         104,130
 *Maxim Pharmaceuticals, Inc...........................        300           2,046
 *Maximus, Inc.........................................        100           3,910
 *Maxtor Corp..........................................      3,900          23,010
 *Maxxam, Inc..........................................        100           1,900
 *Maxygen, Inc.........................................        300           5,376
 *MB Financial, Inc....................................        100           2,580
 MBIA, Inc.............................................      1,500          76,395
 MBNA Corp.............................................      9,500         306,280
 McClatchey Newspapers, Inc. Class A...................        200           8,992
 McDonalds Corp........................................      7,900         212,036
 McGraw-Hill Companies, Inc............................        300          16,950
 McKesson HBOC, Inc....................................      3,400         126,718
 *McMoran Exploration Co...............................        600           4,080
 *#MCSI, Inc...........................................        100           2,073
 *Medarex, Inc.........................................        500          11,658
 *Medicis Pharmaceutical Corp. Class A.................        200          11,820
 *Medimmune, Inc.......................................      2,800         123,466
 *Medquist, Inc........................................        200           4,813
 Medtronic, Inc........................................     11,500         543,720
 Mellon Financial Corp.................................      4,100         153,299
 *Mens Warehouse, Inc..................................        300           5,751
 Mentor Corp...........................................        200           5,627
 *Mentor Graphics Corp.................................        300           6,803
 *#Mercator Software, Inc..............................        100             741
 *Mercury Interactive Corp.............................        200           6,157
 Meredith Corp.........................................        300          10,230
 *Meridian Resource Corp...............................        900           3,015
 *Merit Medical Systems, Inc...........................        100           1,464
 *Merix Corp...........................................        200           3,744
 Merrill Lynch & Co., Inc..............................      9,600         480,864
 *Mesa Air Group, Inc..................................        300           2,063
 *Mesaba Holdings, Inc.................................        100             697
 *Mestek, Inc..........................................        100           2,400
 *Metawave Communications Corp.........................        100             220
 *Metris Companies, Inc................................        500          10,375
 *Metro One Telecommunications, Inc....................        100           3,442
 *Metro-Goldwyn-Mayer, Inc.............................      1,900          33,877
 *MGI Pharma, Inc......................................        100           1,386
 MGIC Investment Corp..................................      2,600         152,230
 *MGM Grand, Inc.......................................      2,400          63,240

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
                                                            SHARES           VALUE+
                                                            ------           ------
 MI Schottenstein Homes, Inc...........................        100     $     4,099
 *Michaels Stores, Inc.................................        600          18,027
 *Micrel, Inc..........................................        100           2,928
 *Micro Linear Corp....................................        100             304
 *Microchip Technology, Inc............................      1,000          36,105
 *Micromuse, Inc.......................................        200           3,166
 *Micron Technology, Inc...............................      8,400         228,144
 *Micros Systems, Inc..................................        100           2,488
 *#Microsoft Corp......................................     30,200       1,939,142
 *Micro-Therapeutics, Inc..............................        200           1,148
 *Mid Atlantic Medical Services, Inc...................        300           6,087
 Middleby Corp.........................................        100             537
 Midland Co............................................        100           4,046
 Mid-State Bancshares..................................        500           7,860
 *Midway Games, Inc....................................        200           2,988
 *Midwest Express Holdings, Inc........................        100           1,220
 *Mikohn Gaming Corp...................................        100             741
 *Millennium Pharmaceuticals, Inc......................      1,300          44,324
 *Miller Industries, Inc...............................        100             310
 Millipore Corp........................................        100           5,970
 *MIM Corp.............................................        200           2,435
 Minerals Technologies, Inc............................        300          13,410
 Minnesota Mining & Manufacturing Co...................        300          34,374
 *Mission Resources Corp...............................        800           2,732
 *Mississippi Chemical Corp............................        500           1,615
 *Mitcham Industries, Inc..............................        100             488
 *MKS Instruments, Inc.................................        200           4,496
 *Mobile Mini, Inc.....................................        200           6,433
 *Modis Professional Services, Inc.....................      1,000           5,750
 *Mohawk Industries, Inc...............................      1,300          59,618
 *Molecular Devices Corp...............................        200           3,991
 Molex, Inc............................................      1,300          37,369
 *Monaco Coach Corp....................................        900          17,550
 *Mondavi (Robert) Corp. Class A.......................        100           3,499
 *Montana Power Co.....................................      2,500          11,925
 *Monterey Pasta Co....................................        100             683
 MONY Group, Inc.......................................        200           6,264
 *Moog, Inc. Class A...................................        100           2,068
 Morgan Stanley Dean Witter & Co.......................      3,300         183,150
 Motorola, Inc.........................................     13,000         216,320
 Movado Group, Inc.....................................        100           1,850
 *Movie Gallery, Inc...................................        100           2,497
 *MRO Software, Inc....................................        100           1,699
 *MRV Communications, Inc..............................      1,400           6,692
 *MSC Industrial Direct Co., Inc. Class A..............        900          16,515
 *MSC Software Corp....................................        100           1,400
 *#MTI Technology Corp.................................        100             186
 *MTR Gaming Group, Inc................................        100           1,357
 *Mueller Industries, Inc..............................        600          19,230
 *Multex.com, Inc......................................        100             567
 Murphy Oil Corp.......................................        100           7,191
 *Mylan Laboratories, Inc..............................      1,500          51,720
 *Myriad Genetics, Inc.................................        100           5,690
 *NABI, Inc............................................        300           2,721
 *Nabors Industries, Inc...............................      3,200         100,800
 *Nanogen, Inc.........................................        200           1,260
 *Nanometrics, Inc.....................................        100           2,292
 *Nanophase Technologies Corp..........................        100             643
 *Napro Biotherapeutics, Inc...........................        100           1,133
 *National Beverage Corp...............................        200           2,240
                                                            SHARES           VALUE+
                                                            ------           ------
 *National Healthcare Corp.............................        100     $     1,565
 *National Information Consortium, Inc.................        200             661
 *National Instruments Corp............................        200           7,241
 *National Oilwell, Inc................................      1,400          23,436
 *National Processing, Inc.............................        200           5,800
 *National RV Holdings, Inc............................        100             910
 *National Semiconductor Corp..........................      1,100          33,143
 *National Western Life Insurance Co. Class A..........        100          11,075
 Nationwide Financial Services, Inc....................        100           3,850
 *Natrol, Inc..........................................        100             295
 Natures Sunshine Products, Inc........................        600           8,397
 *Nautica Enterprises, Inc.............................        600           7,818
 *Navigant Consulting, Inc.............................        200             796
 *Navigant International, Inc..........................        100           1,075
 Navistar International Corp...........................      1,400          51,226
 *NBTY, Inc............................................        300           3,488
 *NCI Building Systems, Inc............................        300           4,092
 *NCO Group, Inc.......................................        200           3,478
 *NCR Corp.............................................      1,400          53,802
 NDChealth Corp........................................        100           3,295
 *Neiman Marcus Group, Inc.............................        300           8,805
 *Neopharm, Inc........................................        110           2,133
 *Neorx Corp...........................................        200           1,031
 *Net2Phone, Inc.......................................        300           1,634
 *Netegrity, Inc.......................................        600           9,873
 *NetIQ Corp...........................................        500          16,833
 *NetRatings, Inc......................................        200           2,798
 *Netro Corp...........................................        700           2,622
 *Netscout System, Inc.................................        100             909
 *Network Appliance Corp...............................      1,900          29,308
 *Network Associates, Inc..............................        300           6,893
 Neuberger Berman, Inc.................................      1,100          43,538
 *Neurogen Corp........................................        100           1,909
 *New Century Financial Corp...........................        300           3,381
 *New Horizons Worldwide, Inc..........................        100           1,099
 New York Community Bancorp Inc........................        100           2,289
 New York Times Class A................................      2,100          95,445
 *Newfield Exploration Co..............................        800          24,720
 #Newmont Mining Corp..................................      2,100          41,307
 *Newpark Resources, Inc...............................      1,500          10,485
 Newport Corp..........................................        900          15,998
 *Nextel Communications Corp. Class A..................      7,500          80,250
 Nike, Inc. Class B....................................      2,800         148,372
 *NMS Communications Corp..............................        100             455
 Noble Affiliates, Inc.................................      1,000          32,700
 *Noble Drilling Corp..................................      2,300          67,850
 Norfolk Southern Corp.................................      1,900          36,841
 *Nortek, Inc..........................................        100           2,095
 *North American Scientific, Inc.......................        100           1,608
 Northeast Utilities, Inc..............................        600          10,440
 Northern Trust Corp...................................      2,200         127,281
 *#Northfield Laboratories, Inc........................        100             995
 Northrop Grumman Corp.................................        700          65,716
 *Northwest Airlines Corp..............................      1,600          28,568
 *Novametrix Medical Systems, Inc......................        100             702
 *Novavax, Inc.........................................        100           1,130
 *Novell, Inc..........................................      4,300          18,297
 *Novellus Systems, Inc................................      3,000         114,135
 *Noven Pharmaceuticals, Inc...........................        700          10,742
 *Novoste Corp.........................................        200           2,091

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *NPS Pharmaceuticals, Inc.............................        100     $     3,853
 *NS Group, Inc........................................      1,200           6,720
 *NTELOS, Inc..........................................        100           1,237
 *#NTL, Inc............................................      3,100           5,735
 *Nu Horizons Electronics Corp.........................        100             910
 *NuCo2, Inc...........................................        100           1,215
 Nucor Corp............................................        500          24,740
 *Nuevo Energy Co......................................        300           3,480
 *Numerical Technologies, Inc..........................        100           2,661
 *NVIDIA Corp..........................................        200          10,926
 *NYFIX, Inc...........................................        500          10,475
 *Oak Technology, Inc..................................        200           2,332
 *Oakley, Inc..........................................      1,000          13,050
 Ocean Energy, Inc.....................................      4,500          79,740
 *Oceaneering International, Inc.......................        400           8,140
 *O'Charleys, Inc......................................        200           3,871
 *Ocular Sciences, Inc.................................        200           5,085
 *Ocwen Financial Corp.................................      1,500          11,115
 *Odwalla, Inc.........................................        100           1,523
 *Office Depot, Inc....................................      4,000          64,600
 *Officemax, Inc.......................................        700           2,149
 *Offshore Logistics, Inc..............................        400           7,442
 *Ohio Casualty Corp...................................        900          13,424
 *Olympic Steel, Inc...................................        100             257
 OM Group, Inc.........................................        300          18,225
 *Omega Protein Corp...................................        100             305
 Omnicare, Inc.........................................      1,900          40,622
 Omnicom Group, Inc....................................        400          34,344
 *On Assignment, Inc...................................        600          11,385
 Oneida, Ltd...........................................        100           1,167
 *Onyx Pharmacueticals, Inc............................        100             557
 *Onyx Software Corp...................................        100             391
 *Openwave Systems, Inc................................        900           9,842
 *#Optical Cable Corp..................................        200             231
 *Option Care, Inc.....................................        100           1,702
 *Oracle Systems Corp..................................     30,400         426,360
 *OraPharma, Inc.......................................        100             357
 *OraSure Technologies, Inc............................        300           2,930
 *Oratec Interventions, Inc............................        200             884
 *Orbital Sciences Corp................................        700           2,737
 *Oregon Steel Mills, Inc..............................        600           2,178
 *O'Reilly Automotive, Inc.............................        300          10,034
 *Organogenesis, Inc...................................        100             558
 *Orthodontic Centers of America, Inc..................        500          14,120
 *Orthologic Corp......................................        100             490
 Oshkosh B'Gosh, Inc. Class A..........................        100           4,263
 Oshkosh Truck Corp. Class B...........................        200           8,519
 *OSI Pharmaceutical, Inc..............................        300          14,537
 *Osmonics, Inc........................................        200           2,600
 *Osteotech, Inc.......................................        100             551
 *OTG Software, Inc....................................        300           2,289
 *Outback Steakhouse, Inc..............................        700          21,784
 *Owens-Illinois, Inc..................................      3,100          25,482
 *Oxford Health Plans, Inc.............................      1,300          37,453
 #Paccar, Inc..........................................        300          18,275
 *Pacific Sunwear of California, Inc...................        300           5,402
 *Pacificare Health Systems, Inc.......................        500           8,778
 *Packaging Corp. of America...........................      2,100          36,750
 *Packeteer, Inc.......................................        100             620
 *Pagasus Systems, Inc.................................        200           2,624
 *Palm Harbor Homes, Inc...............................        100           2,408
 *Palm, Inc............................................      7,700          26,835
                                                            SHARES           VALUE+
                                                            ------           ------
 *PanAmSat Corp........................................      3,000     $    61,860
 *Papa John's International, Inc.......................        100           2,582
 *Parallel Petroleum Corp..............................        200             696
 *Parametric Technology Corp...........................      1,100           9,603
 *Parexel International Corp...........................        200           2,805
 *Park Place Entertainment Corp........................      3,700          31,080
 *Parker Drilling Co...................................      1,900           5,833
 Parker-Hannifin Corp..................................        400          16,420
 *#Parkervision, Inc...................................        100           1,998
 *Park-Ohio Holdings Corp..............................        100             221
 *Parlux Fragrances, Inc...............................        100             170
 Patina Oil & Gas Corp.................................        300           8,202
 *Patterson Dental Co..................................        200           7,668
 *Patterson-UTI Energy, Inc............................      1,900          38,523
 *Paxar Corp...........................................        400           4,764
 *Paxson Communications Corp...........................        300           2,802
 Paychex, Inc..........................................      1,600          56,072
 *Payless ShoeSource, Inc..............................        200          11,062
 *PC Connection, Inc...................................        100           1,569
 *PDI, Inc.............................................        100           1,849
 *Pediatrix Medical Group, Inc.........................        300          10,545
 *Pegasus Communications Corp. Class A.................        900           9,635
 *Pegasystems, Inc.....................................        100             391
 *Penn National Gaming, Inc............................        100           2,560
 *#Penn Traffic Co.....................................        100             463
 Pentair, Inc..........................................        200           7,084
 Penton Media, Inc.....................................        200           1,258
 *Penwest Pharmaceuticals Co...........................        100           1,704
 *Peoplesoft, Inc......................................      1,300          45,299
 *PepsiAmericas, Inc...................................      3,300          41,481
 Pepsico, Inc..........................................     19,400         943,422
 *Peregrine Systems, Inc...............................      3,200          49,744
 *#Performance Food Group Co...........................        200           6,811
 *Pericom Semiconductor Corp...........................        200           3,049
 PerkinElmer, Inc......................................        100           2,772
 *Perrigo Co...........................................        700           8,733
 *Perry Ellis International, Inc.......................        100             794
 *Petrocorp, Inc.......................................        100             908
 *Petroleum Development Corp...........................        100             588
 *PetSmart, Inc........................................        500           4,383
 PFF Bancorp, Inc......................................        100           2,693
 Pfizer, Inc...........................................     59,400       2,572,614
 PG&E Corp. (Holding Co.)..............................      8,000         146,400
 *Pharmaceutical Products Development Service Co.......        500          12,060
 *Pharmaceutical Resources, Inc........................        200           6,900
 Pharmacia Corp........................................     10,900         483,960
 *Pharmacopeia, Inc....................................        800          11,800
 *Pharmacyclics, Inc...................................        100           2,552
 Phelps Dodge Corp.....................................      1,500          53,745
 *Philadelphia Consolidated Holding Corp...............        200           6,929
 Phillips Petroleum Co.................................        200          11,126
 Phillips-Van Heusen Corp..............................        100           1,100
 *Phoenix Technologies, Ltd............................        100           1,079
 *Photronics, Inc......................................        300           7,980
 *Pico Holdings, Inc...................................        100           1,349
 Pier 1 Imports, Inc...................................        100           1,446
 Pilgrims Pride Corp. Class B..........................        500           7,075
 *Pinnacle Systems, Inc................................        300           1,662
 *Pioneer Natural Resources Co.........................      1,700          28,475

                                       93
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
                                                            SHARES           VALUE+
                                                            ------           ------
 Pittston Brink's Group................................        900     $    18,549
 *Pixar, Inc...........................................        300          10,736
 *Plains Resources, Inc................................        300           7,275
 *Planar Systems, Inc..................................        200           3,844
 *Plantronics, Inc.....................................        100           2,444
 *Plato Learning, Inc..................................        500           7,008
 *Playboy Enterprises, Inc. Class B....................        300           4,395
 *Playtex Products, Inc................................      1,100          10,967
 *Plexus Corp..........................................        200           6,021
 *PLX Technology, Inc..................................        100           1,380
 *PMC Sierra, Inc......................................      1,000          22,790
 PMI Group, Inc........................................        700          44,205
 Pogo Producing Co.....................................        900          21,285
 *Polo Ralph Lauren Corp...............................        400           9,648
 *Polycom, Inc.........................................        100           3,458
 *#Polymedica Industries, Inc..........................        200           4,601
 *Pomeroy Computer Resource, Inc.......................        100           1,510
 *Possis Medical, Inc..................................        100           1,728
 *Powell Industries, Inc...............................        100           2,056
 *Power-One, Inc.......................................      1,000           9,985
 *Powerwave Technologies, Inc..........................        900          15,170
 Praxair, Inc..........................................      2,000         105,840
 Precision Castparts Corp..............................        900          23,175
 *#Pre-Paid Legal Services, Inc........................        200           3,820
 *Presstek, Inc........................................        500           3,368
 *PRI Automation, Inc..................................        300           5,658
 *Price Communications Corp............................        600          11,010
 *Priceline.com, Inc...................................        400           1,684
 *Pricesmart, Inc......................................        100           2,980
 *Pride International, Inc.............................      1,300          16,640
 *Prima Energy Corp....................................        200           4,377
 *Prime Hospitality Corp...............................        400           4,016
 *Prime Medical Services, Inc..........................        100             431
 *PRIMEDIA, Inc........................................      2,600           5,564
 *Priority Healthcare Corp.............................        100           3,305
 *Proassurance Corp....................................        400           5,920
 *ProBusiness Services, Inc............................        100           2,026
 Procter & Gamble Co...................................      1,000          77,460
 *#Profit Recovery Group International, Inc............        400           3,058
 *Progenics Pharmaceuticals, Inc.......................        200           3,047
 *Progress Software Corp...............................        100           1,715
 Progressive Corp......................................      1,700         249,101
 Protective Life Corp..................................        100           2,812
 *Protein Design Labs, Inc.............................        700          26,282
 *Province Healthcare Co...............................        300           8,792
 *Proxim, Inc..........................................        100           1,104
 *PSS World Medical, Inc...............................        800           7,428
 *PTEK Holdings, Inc...................................        200             675
 Pulte Corp............................................        700          27,475
 *Puma Technology, Inc.................................        100             335
 *PW Eagle, Inc........................................        100             421
 *Q Logic Corp.........................................        300          14,841
 *QRS Corp.............................................        100           1,187
 *Quaker Fabric Corp...................................        300           2,138
 *QUALCOMM, Inc........................................      3,600         211,338
 *Quanta Services, Inc.................................        400           6,220
 *Quest Diagnostics, Inc...............................      1,300          80,288
 *Quest Software, Inc..................................        300           7,298
 *Quidel Corp..........................................        700           5,019
 *Quiksilver, Inc......................................        200           2,890
 *Quintiles Transnational Corp.........................      2,700          44,699
                                                            SHARES           VALUE+
                                                            ------           ------
 *Quovadx, Inc.........................................        300     $     3,114
 Qwest Communications International, Inc...............     18,500         220,150
 *R H Donnelley Corp...................................        100           2,795
 Radian Group, Inc.....................................      1,800          68,940
 *Radio One, Inc.......................................        200           3,205
 Radioshack Corp.......................................        800          23,168
 *RadiSys Corp.........................................        100           1,523
 *Railamerica, Inc.....................................        200           2,595
 *Ralcorp Holdings, Inc................................        500          10,225
 *Rambus, Inc..........................................        200           1,704
 *Range Resources Corp.................................        900           3,771
 *Rare Hospitality International, Inc..................        200           3,917
 *Rational Software Corp...............................      1,700          32,377
 *Raymond James Financial, Inc.........................        400          12,920
 *Rayovac Corp.........................................        100           1,738
 *#RCN Corp............................................        300           1,026
 Reader's Digest Association, Inc. Class A.............      1,700          38,250
 Reader's Digest Association, Inc. Class B.............        100           2,200
 *Read-Rite Corp.......................................      1,700          11,382
 *RealNetworks , Inc...................................      1,200           7,902
 *Rebublic Services, Inc...............................      2,800          48,300
 *Recoton Corp.........................................        100           1,334
 *Red Hat, Inc.........................................      1,300          10,335
 *Redback Networks, Inc................................      1,300           5,447
 *Reebok International, Ltd............................        500          11,630
 *Regeneron Pharmaceuticals, Inc.......................        200           5,533
 *Regent Communications, Inc...........................        400           2,508
 Regis Corp............................................        200           4,735
 *Register.Com, Inc....................................        200           1,846
 *Rehabilicare, Inc....................................        100             339
 Reinsurance Group of America, Inc.....................        700          24,150
 Reliance Steel & Aluminum Co..........................        300           7,320
 *Remec, Inc...........................................        400           4,486
 *Remington Oil & Gas Corp.............................        600           9,834
 *Renal Care Group, Inc................................        400          12,828
 *Rent-A-Center, Inc...................................        200           6,081
 *Rent-Way, Inc........................................        100             625
 *Repligen Corp........................................      2,600           6,253
 Republic Bancorp, Inc.................................        600           8,130
 *Republic Bankshares, Inc.............................        100           1,344
 *Res-Care, Inc........................................        300           2,583
 *#ResMed, Inc.........................................        200          11,700
 *ResortQuest International, Inc.......................        200           1,012
 *Respironics, Inc.....................................        500          15,818
 *Restoration Hardware, Inc............................        100             653
 *#Revlon, Inc.........................................        700           4,900
 *RF Micro Devices, Inc................................        300           7,278
 *#Ribozyme Pharmaceuticals, Inc.......................        100             422
 *Rica Foods, Inc......................................        100             310
 Riggs National Corp...................................        100           1,458
 *Rightchoice Managed Care, Inc........................        100           6,965
 *#Rite Aid Corp.......................................      3,600          16,884
 Roadway Express, Inc..................................        100           2,986
 Robbins & Myers, Inc..................................        100           2,375
 *Robert Half International, Inc.......................        800          21,560
 Rock-Tenn Co. Class A.................................        100           1,410
 Rockwell International Corp...........................        500           8,250
 Rohm & Haas Co........................................        100           3,550
 *Rohn Industries, Inc.................................        400             726

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Rollins, Inc..........................................        100     $     1,930
 Roper Industries, Inc.................................        300          12,600
 Roslyn Bancorp, Inc...................................        500           8,765
 Ross Stores, Inc......................................        600          16,929
 *Rowan Companies, Inc.................................      2,300          37,582
 *Royal Appliance Manufacturing Co.....................        100             500
 RPC, Inc..............................................        200           3,070
 RPM, Inc..............................................        300           4,146
 *#RSA Security, Inc...................................        500           7,888
 *RTI International Metals, Inc........................        800           7,160
 Ruby Tuesday, Inc.....................................        600          11,700
 *RWD Technologies, Inc................................        100             242
 *Ryans Family Steak Houses, Inc.......................        700          13,965
 Ryland Group, Inc.....................................        100           6,005
 *S1 Corp..............................................        200           2,964
 *Sabre Holdings Corp..................................        600          20,814
 *Safeguard Scientifics, Inc...........................        700           2,933
 *Safeway, Inc.........................................      6,100         271,816
 *Saga Communications, Inc. Class A....................        100           1,899
 *Saint Jude Medical, Inc..............................        700          52,150
 Saint Paul Companies, Inc.............................        500          23,540
 *Saks, Inc............................................      2,300          18,860
 *#Salton/Maxim Housewares, Inc........................        200           3,372
 *Sandisk Corp.........................................      1,100          15,554
 *#Sanmina Corp........................................      3,100          66,371
 *Sapient Corp.........................................        900           5,580
 Sara Lee Corp.........................................        300           6,564
 *SBS Technologies, Inc................................        100           1,250
 *#ScanSoft, Inc.......................................        100             417
 Schawk, Inc. Class A..................................        100           1,035
 *Schein (Henry), Inc..................................        300          12,045
 Schering-Plough Corp..................................      1,500          53,595
 *Scholastic Corp......................................        400          17,392
 *Schuler Homes, Inc...................................        100           1,816
 Schwab (Charles) Corp.................................     32,000         459,520
 *Sciclone Pharmaceuticals, Inc........................        100             278
 *Scientific Games Corp................................        100             714
 Scientific-Atlanta, Inc...............................      2,400          64,536
 *Scios-Nova, Inc......................................        100           2,743
 *SCM Microsystems, Inc................................        400           6,328
 *Scotts Co. Class A...................................        500          21,905
 *SCP Pool Corp........................................        100           2,583
 Seaboard Corp.........................................        100          27,300
 *Seacor Smit, Inc.....................................        300          11,697
 *Sealed Air Corp......................................      1,400          64,260
 *Secure Computing Corp................................        500          10,875
 SEI Investments Co....................................      2,100          85,040
 *Seitel, Inc..........................................        900          10,566
 *Selectica, Inc.......................................        100             393
 *Semitool, Inc........................................        400           4,562
 *Semtech Corp.........................................        100           3,855
 *SEMX Corp............................................        100             255
 *#Sepracor, Inc.......................................        800          39,904
 *Sequa Corp. Class A..................................        100           4,660
 *Sequa Corp. Class B..................................        100           5,435
 *Sequenom, Inc........................................        100             882
 *SERENA Software, Inc.................................        100           2,350
 *Serologicals Corp....................................        800          16,440
 *Service Corp. International..........................      4,600          27,002
 *Shaw Group, Inc......................................      1,000          26,890
 Sherwin-Williams Co...................................        600          16,794
 *Shiloh Industries, Inc...............................        100             197
                                                            SHARES           VALUE+
                                                            ------           ------
 *Shop At Home, Inc....................................        100     $       304
 *Shopko Stores, Inc...................................        200           1,864
 *Shuffle Master, Inc..................................        200           3,585
 *SICOR, Inc...........................................      1,600          27,096
 *Siebel Systems, Inc..................................      1,200          26,838
 *Siebert Financial Corp...............................        100             419
 *Sierra Health Services, Inc..........................        300           2,685
 Sigma-Aldrich Corp....................................        600          25,653
 *Silgan Holdings, Inc.................................        100           2,188
 *#Silicon Laboratories, Inc...........................        100           2,579
 *Silicon Storage Technology, Inc......................        700           8,631
 *Silicon Valley Bancshares............................        800          20,196
 *Simpson Manufacturing Co., Inc.......................        100           5,190
 *Sinclair Broadcast Group, Inc. Class A...............        500           3,963
 *#Sipex Corp..........................................        100           1,010
 *Six Flags, Inc.......................................      1,200          17,184
 *Skechers U.S.A., Inc. Class A........................        400           5,300
 Sky Financial Group, Inc..............................        200           3,924
 Skywest, Inc..........................................        600          13,986
 *SL Industries, Inc...................................        100             800
 *Smart & Final Food, Inc..............................        200           2,038
 *Smith International, Inc.............................        900          40,734
 *Smithfield Foods, Inc................................      2,300          58,190
 *Smurfit-Stone Container Corp.........................      5,600          90,132
 *Sola International, Inc..............................        400           7,208
 *#Solectron Corp......................................      9,300         136,710
 Solutia, Inc..........................................      3,000          41,640
 *Sonic Automotive, Inc................................        200           3,970
 *Sonic Corp...........................................        100           3,256
 *Sotheby's Holdings, Inc. Class A.....................        300           3,915
 *Source Information Management, Inc...................        200             749
 South Financial Group, Inc............................        500           8,098
 *Southern Union Co....................................      1,100          19,250
 SouthTrust Corp.......................................        100           2,448
 Southwest Airlines Co.................................     14,300         268,125
 *Southwest Bancorporation of Texas, Inc...............        400          10,906
 *Southwestern Energy Co...............................        800           8,920
 #Sovereign Bancorp, Inc...............................      3,800          41,990
 *Spacelabs Medical, Inc...............................        100           1,038
 Spartan Motors, Inc...................................        100             585
 *Special Metals Corp..................................        100             218
 *Spectranetics Corp...................................        100             373
 *Spectra-Physics Laser, Inc...........................        100           1,762
 *SpeedFam-IPEC, Inc...................................        400           1,292
 *Speedway Motorsports, Inc............................        300           6,972
 *Spherion Corp........................................        600           5,370
 *#Spherix, Inc........................................        100             938
 *Spinnaker Exploration Co.............................        500          20,735
 *Sports Authority, Inc................................        300           1,680
 *#Sprint Corp. (PCS Group)............................      2,800          69,860
 *SPS Technologies, Inc................................        200           6,560
 *SPSS, Inc............................................        100           1,762
 *SPX Corp.............................................        600          72,900
 *SRS Labs, Inc........................................        100             241
 *SS&C Technologies, Inc...............................        100             772
 St. Joe Corp..........................................      1,700          46,087
 St. Mary Land & Exploration Co........................        700          13,356
 *Staar Surgical Co....................................        100             407
 StanCorp Financial Group, Inc.........................        300          13,695
 *Standard Management Corp.............................        100             608

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Standard Microsystems Corp...........................        100     $     1,383
 *Stanley Furniture, Inc...............................        100           2,539
 *Staples, Inc.........................................      6,100         107,269
 *Starbucks Corp.......................................      3,500          62,038
 *StarTek, Inc.........................................        100           1,790
 State Auto Financial Corp.............................        700          11,270
 State Street Corp.....................................      4,600         240,764
 *Station Casinos, Inc.................................        600           6,588
 *Steak n Shake Co.....................................        200           2,130
 *Steel Dynamics, Inc..................................        800           8,248
 *Stein Mart, Inc......................................        300           2,415
 *Steinway Musical Instruments, Inc....................        100           1,690
 *Stellent, Inc........................................        100           2,361
 *STERIS Corp..........................................        700          13,601
 Sterling Bancshares...................................        800           9,176
 *Sterling Financial Corp..............................        110           1,642
 Stewart & Stevenson Services, Inc.....................        100           1,780
 *Stewart Enterprises, Inc.............................      1,000           6,225
 *Stewart Information Services Corp....................        200           4,058
 *Stillwater Mining Co.................................        300           4,725
 *Stone Energy Corp....................................        400          14,260
 *Stoneridge, Inc......................................        300           1,962
 *Storage Technology Corp..............................        700          14,945
 Strayer Ed, Inc.......................................        100           4,713
 Stryker Corp..........................................      4,200         230,622
 *#Suiza Foods Corp....................................        400          24,084
 *Sun Microsystems.....................................     33,600         478,632
 *Sungard Data Systems, Inc............................      2,500          70,150
 #Sunoco, Inc..........................................        200           7,312
 *#Sunrise Assisted Living, Inc........................        200           5,500
 Suntrust Banks, Inc...................................        100           6,326
 *Supergen, Inc........................................        200           2,604
 *Superior Energy Services, Inc........................        700           4,606
 Superior Industries International, Inc................        200           7,810
 *Supertex, Inc........................................        100           1,703
 *Supreme Industries, Inc..............................        100             373
 *SurModics, Inc.......................................        100           3,257
 *Swift Energy Corp....................................        900          16,461
 *Swift Transportation, Inc............................        800          16,172
 *Switchboard, Inc.....................................        100             297
 *Sybase, Inc..........................................        900          12,960
 *Sykes Enterprises, Inc...............................        200           2,091
 *Sylvan Learning Systems, Inc.........................        900          17,852
 *Symantec Corp........................................        500          32,473
 Symbol Technologies, Inc..............................      3,500          58,170
 *Symyx Technologies...................................        300           4,815
 *Syncor International Corp............................        100           2,604
 *Synopsys, Inc........................................        200          11,003
 Synovus Financial Corp................................        200           4,700
 *Syntroleum Corp......................................        500           2,823
 Sysco Corp............................................      1,200          29,508
 *Systems & Computer Technology Corp...................        400           4,650
 *Tag-It Pacific, Inc..................................        100             399
 *#Take Two Interactive Software.......................        700           9,755
 Talbots, Inc..........................................        100           3,278
 *#Tanox, Inc..........................................      1,100          18,887
 #Target Corp..........................................      8,300         311,582
 *Targeted Genetics Corp...............................        600           1,593
 *Tarrant Apparel Group................................        100             485
 *TBC Corp.............................................        200           2,389
 *#Tech Data Corp......................................        500          22,933
                                                            SHARES           VALUE+
                                                            ------           ------
 *Techne Corp..........................................        300     $     9,545
 Technitrol, Inc.......................................        100           2,410
 *Tejon Ranch Co.......................................        100           2,314
 *Tekelec..............................................        200           3,878
 *Tektronix, Inc.......................................      1,000          22,480
 Telephone & Data Systems, Inc.........................        700          63,000
 *Teletech Holdings, Inc...............................        800           9,804
 *Tellabs, Inc.........................................      5,100          77,801
 *Tenet Healthcare Corp................................      5,800         348,000
 *Tenneco Automotive, Inc..............................        200             312
 *Teradyne, Inc........................................      2,100          58,506
 *#Terayon Communication Systems, Inc..................        300           3,626
 *Terex Corp...........................................        500           9,220
 *Terra Industries, Inc................................        900           2,520
 *Tesoro Petroleum Corp................................      1,200          15,120
 *Tetra Tech, Inc......................................        300           7,526
 *Tetra Technologies, Inc..............................        400           8,092
 *Texas Biotechnology Corp.............................        500           3,040
 Texas Industries, Inc.................................        100           3,475
 Texas Instruments, Inc................................     22,000         705,100
 The Goldman Sachs Group, Inc..........................     10,400         924,560
 *The New Dun & Bradstreet Corp........................        400          13,704
 *Theragenics Corp.....................................        400           3,540
 *Therma-Wave, Inc.....................................        100           1,107
 *Thermo-Electron Corp.................................      2,500          54,250
 Thomas & Betts Corp...................................        600          12,246
 Thor Industries, Inc..................................        200           7,600
 *Thoratec Laboratories Corp...........................      1,200          20,424
 *Three-Five Systems, Inc..............................        200           3,120
 *TIBCO Software, Inc..................................      2,000          25,160
 Tiffany & Co..........................................      1,200          34,560
 *Timberland Co. Class A...............................        300          10,431
 Timken Co.............................................        100           1,418
 Titan International, Inc..............................        200             976
 *Titan Pharmaceuticals, Inc...........................        300           2,805
 *Titanium Metals Corp.................................        800           2,432
 *#TiVo, Inc...........................................        300           1,557
 TJX Companies, Inc....................................      3,700         139,453
 *TMP Worldwide, Inc...................................        800          33,016
 *Todd Shipyards Corp..................................        100             850
 *Toll Brothers, Inc...................................        300          10,875
 *Tootsie Roll Industries, Inc.........................        300          11,472
 *Topps, Inc...........................................        700           8,246
 Torchmark Corp........................................      1,500          59,175
 Toro Co...............................................        100           4,590
 *Total System Services, Inc...........................        300           6,105
 *Tower Automotive, Inc................................        600           5,130
 *Toys R Us, Inc.......................................      3,000          64,530
 *Traffix, Inc.........................................        100             584
 *Trammell Crow Co.....................................        500           4,925
 *Trans World Entertainment Corp.......................        300           2,415
 *Transaction Systems Architects, Inc..................        300           3,734
 Transatlantic Holdings, Inc...........................      1,300         117,052
 *Transkaryotic Therapies, Inc.........................        200           8,544
 *Transmedia Network, Inc..............................        100             349
 *Transmontaigne Oil Co................................      1,500           8,250
 Transocean Sedco Forex, Inc...........................      4,600         130,180
 *Transtechnology Corp.................................        100           1,020
 *Transwitch Corp......................................        700           2,804
 *Transworld Healthcare, Inc...........................        100             277
 *Travelocity.com, Inc.................................        200           4,283

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Tredegar Industries, Inc..............................        800     $    13,840
 *#Trendwest Resorts, Inc..............................        200           6,797
 *#Trex Co., Inc.......................................        300           4,605
 *Triad Guaranty, Inc..................................        200           7,023
 *Triangle Pharmaceuticals, Inc........................        200             767
 *Triarc Companies, Inc. Class A.......................        300           7,020
 Tribune Co............................................      2,300          83,030
 *Trico Marine Services, Inc...........................        400           2,560
 *Tricon Global Restaurants, Inc.......................      1,200          56,940
 *Trigon Healthcare, Inc...............................        500          32,325
 *Trimble Navigation, Ltd..............................        600          10,083
 *Trimeris, Inc........................................        100           3,612
 *TriPath Imaging, Inc.................................        100             648
 *Triquint Semiconductor, Inc..........................      1,100          17,485
 *Triton PCS Holdings, Inc.............................        400          12,044
 *Triumph Group........................................        200           6,020
 *TriZetto Group, Inc..................................        400           4,486
 Trustco Bank Corp.....................................        500           6,033
 TRW, Inc..............................................        300          11,706
 *Tuesday Morning Corp.................................        100           1,938
 *Tularik, Inc.........................................        300           7,068
 *Tumbleweed Communications Corp.......................        100             370
 *Turnstone Systems, Inc...............................        300           1,046
 *Tweeter Home Entertainment Group, Inc................        100           2,472
 *Tyler Technologies, Inc..............................        100             337
 Tyson Foods, Inc. Class A.............................      1,500          18,045
 *U.S. Concrete, Inc...................................        400           2,600
 *U.S. Physical Therapy, Inc...........................        100           1,600
 UAL Corp..............................................        200           3,374
 *UbiquiTel, Inc.......................................        800           7,940
 *Ucar International, Inc..............................        900           7,965
 UCBH Holdings, Inc....................................        200           5,583
 *UICI.................................................      1,300          18,590
 *Ulticom, Inc.........................................        200           1,983
 *Ultimate Electronics, Inc............................        100           2,575
 *Ultratech Stepper, Inc...............................        900          13,037
 *Unifi, Inc...........................................      1,400           9,030
 *Union Acceptance Corp. Class A.......................        100             511
 Union Pacific Corp....................................        400          22,020
 *Uniroyal Technology Corp.............................      1,800           7,911
 *Unisys Corp..........................................      4,700          55,930
 *Unit Corp............................................        600           7,326
 *United Auto Group, Inc...............................        200           3,550
 *United Natural Foods, Inc............................        100           2,261
 *United Rentals, Inc..................................        900          19,593
 *United States Cellular Corp..........................        700          31,080
 *United Stationers, Inc...............................        300           8,787
 United Technologies Corp..............................      3,900         234,780
 *United Therapeutics Corp.............................        200           1,817
 *#UnitedGlobalCom, Inc................................        100             143
 Unitedhealth Group, Inc...............................      7,300         521,585
 *Universal Access Global Holdings, Inc................      1,200           4,692
 *Universal American Financial Corp....................        600           4,257
 *Universal Electronics, Inc...........................        100           1,656
 Universal Forest Products, Inc........................        100           1,777
 *Universal Health Services, Inc.......................        600          25,146
 *#Univision Communications, Inc. Class A..............      1,100          39,171
 Unocal Corp...........................................        200           6,578
 *Unova, Inc...........................................        900           4,347
                                                            SHARES           VALUE+
                                                            ------           ------
 *UQM Technologies, Inc................................        300     $     1,536
 *Urban Outfitters, Inc................................        100           1,862
 *Urologix, Inc........................................        100           1,591
 *URS Corp.............................................        100           2,360
 *US Liquids, Inc......................................        100             530
 *US Oncology, Inc.....................................      1,500           9,585
 USA Education, Inc....................................      1,700         144,619
 *USA Networks, Inc....................................      5,500         123,805
 *#USAir Group, Inc....................................        400           2,996
 *V.I. Technologies, Inc...............................        100             758
 *Vail Resorts, Inc....................................        200           3,554
 *Valassis Communications, Inc.........................        200           6,900
 *Valentis, Inc........................................        100             410
 #Valero Energy Corp...................................        800          28,000
 Valhi, Inc............................................        300           3,855
 Valmont Industries, Inc...............................        100           1,530
 *Valspar Corp.........................................        200           7,896
 *Value City Department Stores, Inc....................        300           1,815
 *Valuevision International, Inc. Class A..............        500           7,968
 *Vans, Inc............................................        300           4,199
 *Varco International, Inc.............................      2,800          39,620
 *Varian Medical Systems, Inc..........................        300          20,700
 *#Vaxgen, Inc.........................................        100           1,211
 *Veeco Instruments, Inc...............................        100           3,292
 *Ventana Medical Systems, Inc.........................        100           2,227
 *VeriSign, Inc........................................      3,000         112,320
 *#Veritas DGC, Inc....................................      1,100          17,435
 *Veritas Software Co..................................      4,100         159,470
 *Verity, Inc..........................................        300           4,545
 *Vermont Pure Holdings, Ltd...........................        100             480
 *Vertex Pharmaceuticals, Inc..........................        800          20,236
 Vesta Insurance Group, Inc............................        300           1,755
 *Viacom, Inc. Class B.................................     22,200         969,030
 *Viasat, Inc..........................................        100           1,423
 *Viasys Healthcare, Inc...............................        262           4,661
 *VIB Corp.............................................        100             883
 *Vical, Inc...........................................        300           3,540
 *Vicor Corp...........................................      1,000          15,185
 *Viewpoint Corp.......................................        600           2,346
 *Vignette Corp........................................      3,600          19,440
 Vintage Petroleum, Inc................................      1,100          13,618
 *Vion Pharmaceuticals, Inc............................        900           3,915
 *Virbac Corp..........................................        100             429
 Virco Manufacturing Corp..............................        100             826
 *ViroPharma, Inc......................................        100           2,146
 *Vishay Intertechnology, Inc..........................      1,200          22,056
 *#Visionics Corp......................................        100           1,271
 Visteon Corp..........................................        900          12,420
 *Visx, Inc. DE........................................        700           9,240
 Vital Signs, Inc......................................        100           2,921
 *Vitesse Semiconductor, Inc...........................      2,900          35,366
 *Vitria Technology, Inc...............................      1,200           5,814
 *#Vivus, Inc..........................................        200             799
 *Volt Information Sciences, Inc.......................        100           1,273
 Wabash National Corp..................................        800           6,440
 Wabtec Corp...........................................        900          10,800
 Wachovia Corp.........................................      7,800         241,410
 *Wackenhut Corp. Class B Non-Voting...................        100           1,865
 *Wackenhut Corrections Corp...........................        200           2,790
 Waddell & Reed Financial, Inc.........................        300           8,103
 #Walgreen Co..........................................     13,100         432,300
 Wal-Mart Stores, Inc..................................     39,800       2,194,970

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Walter Industries, Inc................................        200     $     2,120
 Washington Post Co....................................        100          51,000
 *Waste Connections, Inc...............................        200           5,855
 Waste Management, Inc.................................     12,100         354,530
 *WatchGuard Technologoes, Inc.........................        200           2,219
 *Waters Corp..........................................        200           7,310
 Watsco, Inc. Class A..................................        100           1,285
 *Watson Pharmaceuticals, Inc..........................      1,500          44,895
 Watts Industries, Inc. Class A........................        200           2,652
 *Weatherford International, Inc.......................      2,400          80,328
 *Webco Industries, Inc................................        100             273
 *WebMD Corp...........................................      6,000          29,850
 *webMethods, Inc......................................        300           4,733
 Wellman, Inc..........................................        500           6,840
 *Wellpoint Health Networks, Inc.......................        800          94,320
 Wendy's International, Inc............................        900          25,587
 Werner Enterprises, Inc...............................        600          14,367
 Wesco Financial Corp..................................        100          31,000
 *West Corp............................................        600          15,027
 *West Marine, Inc.....................................        200           2,598
 *Westaff, Inc.........................................        100             207
 *Westell Technologies, Inc............................        200             443
 *Western Digital Corp.................................        600           2,826
 Western Gas Resources, Inc............................        600          17,928
 *Western Wireless Corp................................        800          19,652
 *Westminster Capital, Inc.............................        100             200
 #Westpoint Stevens, Inc...............................        400             904
 *Westwood One, Inc....................................        900          26,334
 *Wet Seal, Inc. Class A...............................        100           2,112
 *WFS Financial, Inc...................................        400           9,440
 *Whole Foods Market, Inc..............................        200           8,549
 *Wild Oats Markets, Inc...............................        300           2,846
 Wiley (John) & Sons, Inc. Class A.....................        400           9,276
 *Williams Clayton Energy, Inc.........................        100           1,383
 Williams Companies, Inc...............................        600          16,032
 *Williams-Sonoma, Inc.................................        300          11,658
 *Wilshire Oil Co. of Texas............................        100             325
 *Wilsons The Leather Experts, Inc.....................        100           1,173
 *Wind River Systems, Inc..............................      1,000          17,245
 Winn-Dixie Stores, Inc................................        600           8,226
 Winnebago Industries, Inc.............................        100           3,370
 *Wintrust Financial Corp..............................        100           3,059
 *#Wire One Technologies, Inc..........................        300           2,060
 *Wiser Oil Co.........................................        100             488
 *Witness Systems, Inc.................................        100           1,102
 *WMS Industries, Inc..................................        500          10,330
 *Wolverine Tube, Inc..................................        200           2,596
 Wolverine World Wide, Inc.............................      1,000          14,990
 *Women First HealthCare, Inc..........................        200           1,448
                                                            SHARES           VALUE+
                                                            ------           ------

 Woodhead Industries, Inc..............................        100     $     1,630
 *Workflow Management, Inc.............................        100             304
 *World Acceptance Corp................................        100             688
 *World Wrestling Federation Entertainment, Inc........        200           2,570
 *WorldCom, Inc........................................     65,900         958,845
 *WorldGate Communications, Inc........................        100             222
 Wrigley (Wm.) Jr. Co..................................        100           5,054
 Xerox Corp............................................      9,500          79,800
 *Xilinx, Inc..........................................      1,800          64,989
 XTO Energy, Inc.......................................      2,300          37,375
 *Yahoo!, Inc..........................................      6,400          99,584
 *#Yankee Candle Co., Inc..............................      1,000          19,820
 *Yellow Corp..........................................        200           4,902
 York International Corp...............................        100           3,650
 *Young Broadcasting, Inc. Class A.....................        200           4,054
 *Zale Corp............................................        300          10,650
 *Zebra Technologies Corp. Class A.....................        100           5,129
 *Zila, Inc............................................        100             241
 *Zoll Medical Corp....................................        200           7,862
 *Zoltek Companies, Inc................................        100             299
 *Zomax, Inc...........................................        500           3,243
 *#Zonagen, Inc........................................        300           1,367
 *Zoran Corp...........................................        100           3,464
 *Zygo Corp............................................        100           1,707
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $74,949,864)...................................                 80,673,654
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (5.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/2001 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $4,334,403) to be
   repurchased at $4,269,712
   (Cost $4,269,000)...................................    $ 4,269       4,269,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $79,218,864)++.................................                $84,942,654
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $79,263,123.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                             (AMOUNTS IN THOUSANDS)

                                                              THE TAX-MANAGED   THE TAX-MANAGED
                                                              U.S. MARKETWIDE     U.S. EQUITY
                                                               VALUE SERIES         SERIES
                                                              ---------------   ---------------
ASSETS:
Investments at Value........................................     $692,746           $84,943
Collateral for Securities Loaned............................       28,204            10,377
Receivables:
  Dividends and Interest....................................          869                33
  Fund Shares Sold..........................................        1,366             1,828
Prepaid Expenses and Other Assets...........................           26                 3
                                                                 --------           -------
    Total Assets............................................      723,211            97,184
                                                                 --------           -------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................       28,204            10,377
  Investment Securities Purchased...........................        4,061             5,253
Accrued Expenses and Other Liabilities......................          151                 6
                                                                 --------           -------
    Total Liabilities.......................................       32,416            15,636
                                                                 --------           -------

NET ASSETS..................................................     $690,795           $81,548
                                                                 ========           =======
Investments at Cost.........................................     $642,458           $79,219
                                                                 ========           =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                              THE TAX-MANAGED   THE TAX-MANAGED
                                                              U.S. MARKETWIDE     U.S. EQUITY
                                                               VALUE SERIES       SERIES (1)
                                                              ---------------   ---------------
INVESTMENT INCOME
  Dividends.................................................     $  7,142           $   41
  Interest..................................................          513               20
  Income From Securities Lending............................           86                1
                                                                 --------           ------
        Total Investment Income.............................        7,741               62
                                                                 --------           ------

EXPENSES
  Investment Advisory Services..............................        1,091                4
  Accounting & Transfer Agent Fees..........................          198                3
  Custodian Fees............................................           52                1
  Legal Fees................................................            4               --
  Audit Fees................................................            7                6
  Shareholders' Reports.....................................           11                1
  Trustees' Fees and Expenses...............................            6               --
  Other.....................................................            5               --
                                                                 --------           ------
        Total Expenses......................................        1,374               15
                                                                 --------           ------
    NET INVESTMENT INCOME (LOSS)............................        6,367               47
                                                                 --------           ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....      (20,994)            (191)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................       29,797            5,724
                                                                 --------           ------

NET GAIN (LOSS) ON INVESTMENT SECURITIES....................        8,803            5,533
                                                                 --------           ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $ 15,170           $5,580
                                                                 ========           ======

--------------------------------------------------------------------------------
 (1)  For the period September 25, 2001 (commencement of operations) to
      November 30, 2001.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)


                                                      THE
                              THE TAX-MANAGED     TAX-MANAGED
                              U.S. MARKETWIDE     U.S. EQUITY
                               VALUE SERIES         SERIES
                           ---------------------  -----------
                                      YEAR        YEAR      SEPT. 25,
                                      ENDED       ENDED        TO
                                    NOV. 30,    NOV. 30,    NOV. 30,
                                      2001        2000        2001
                                   -----------  ---------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...  $    6,367   $  4,681   $       47
  Net Realized Gain (Loss) on
    Investment Securities Sold...     (20,994)   (16,195)        (191)
  Change in Unrealized
    Appreciation (Depreciation)
    of Investment Securities...        29,797     21,970        5,724
                                   ----------   --------   ----------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations...............          15,170     10,456        5,580
                                   ----------   --------   ----------
Transactions in Interest:
  Contributions..............         402,901    196,677       75,984
  Withdrawals................         (41,297)   (19,116)         (16)
                                   ----------   --------   ----------
  Net Increase (Decrease) from
    Transactions in Interest...       361,604    177,561       75,968
                                   ----------   --------   ----------
    Total Increase (Decrease)...      376,774    188,017       81,548
                                   ----------   --------   ----------
NET ASSETS
  Beginning of Period........         314,021    126,004           --
                                   ----------   --------   ----------
  End of Period..............      $  690,795   $314,021   $   81,548
                                   ==========   ========   ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                          THE TAX-MANAGED                 THE TAX-MANAGED
                   U.S. MARKETWIDE VALUE SERIES          U.S. EQUITY SERIES
                 ---------------------------------       ------------------
                   YEAR        YEAR      DEC. 14,            SEPT. 25,
                   ENDED       ENDED      1998 TO                TO
                 NOV. 30,    NOV. 30,    NOV. 30,             NOV. 30,
                   2001        2000        1999                 2001
---------------------------------------------------------------------------
Net Asset
  Value,
  Beginning of
  Period.......       N/A         N/A         N/A                 N/A
                 --------    --------    --------             -------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net
    Investment
    Income
    (Loss).....        --          --          --                  --
  Net Gains
    (Losses) on
    Securities
    (Realized
    and
 Unrealized)...        --          --          --                  --
                 --------    --------    --------             -------
    Total from
     Investment
  Operations...        --          --          --                  --
---------------------------------------------------------------------------
LESS
  DISTRIBUTIONS
  Net
    Investment
    Income.....        --          --          --                  --
  Net Realized
    Gains......        --          --          --                  --
                 --------    --------    --------             -------
    Total
    Distributions...      N/A      N/A        N/A                 N/A
---------------------------------------------------------------------------
Net Asset
  Value, End of
  Period.......       N/A         N/A         N/A                 N/A
===========================================================================
Total Return...       N/A         N/A         N/A                 N/A
---------------------------------------------------------------------------
Net Assets, End
  of Period
 (thousands)...  $690,795    $314,021    $126,004             $81,548
Ratio of
  Expenses to
  Average Net
  Assets.......      0.25%       0.26%       0.29%*              0.20%*(a)
Ratio of Net
  Investment
  Income to
  Average Net
  Assets.......      1.17%       1.98%       1.66%*              0.62%*(a)
Portfolio
  Turnover
  Rate.........        11%         39%         10%*                 4%*
---------------------------------------------------------------------------

  *  Annualized
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A  Not applicable as The Tax-Managed U.S. Marketwide Value
     Series and the Tax-Managed U.S. Equity Series are organized as partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five series, of which The Tax-Managed U.S. Marketwide Value Series and the Tax-Managed U.S. Equity Series (the "Series") are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series' which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: The Series' are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses will be deemed to have been "passed through" to their Feeder Funds.

    3. REPURCHASE AGREEMENTS: The Series' may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series'. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Tax-Managed U.S. Marketwide Value Series................  0.20 of 1%
The Tax-Managed U.S. Equity Series..........................  0.05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              --------------------
                                                              PURCHASES    SALES
                                                              ---------   --------
The Tax-Managed U.S. Marketwide Value Series................  $417,406    $58,802
The Tax-Managed U.S. Equity Series..........................    75,512        399

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                              GROSS UNREALIZED   GROSS UNREALIZED
                                                                APPRECIATION       DEPRECIATION       NET
                                                              ----------------   ----------------   --------
The Tax-Managed U.S. Marketwide Value Series................      $109,279           $(59,720)      $49,559
The Tax-Managed U.S. Equity Series..........................         6,309               (629)        5,680

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings by the Series' under the line of credit for the year ended November 30, 2001.

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank during the year ended November 30, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase and UBS Warburg which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers, the related collateral cash received, and the value of collateral on overnight repurchase agreements was as follows:

                                                MARKET VALUE OF     VALUE OF COLLATERAL       COLLATERAL ON
                                               SECURITIES ON LOAN   AND INDEMNIFICATION   REPURCHASE AGREEMENTS
                                               ------------------   -------------------   ---------------------
The Tax-Managed U.S. Marketwide Value
  Series.....................................     $24,707,365           $28,204,149            $28,783,773
The Tax-Managed U.S. Equity Series...........       9,976,185            10,376,774             10,590,027

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (each one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002